[LOGO] FIRST AMERICAN FUNDS(TM)                       2001
                                                      ANNUAL REPORT




                                        TAX FREE BOND
                                                FUNDS







"Integrity and firmness is all I can promise; these, be the voyage long or short, never shall forsake me."

   _George Washington

FIRST AMERICAN FUNDS

WE BELIEVE INVESTMENT SUCCESS IS DEVELOPED OVER A LIFETIME. THE APPROACH MUST BE STRATEGIC AND GOAL-ORIENTED. THE PORTFOLIO MUST HAVE DEPTH AND BREADTH. AND THE INDIVIDUAL INVESTMENTS SHOULD DELIVER ABOVE-MARKET PERFORMANCE OVER A SUSTAINED PERIOD OF TIME.

FIRST AMERICAN FUNDS IS A COMPLETE RESOURCE FOR YOUR INVESTMENTS. WE HAVE A WIDE ARRAY OF OPTIONS--MORE THAN 50 MUTUAL FUNDS THAT CROSS ALL ASSET CLASSES. TO FIND OUT HOW FIRST AMERICAN FUNDS CAN HELP YOU MEET YOUR GOALS, CONTACT YOUR INVESTMENT PROFESSIONAL.


     OUR FUND FAMILY

  |  HIGHER RISK AND RETURN POTENTIAL
  |
  |  SECTOR FUNDS
  |  INTERNATIONAL FUNDS
  |  SMALL CAP FUNDS
  |  MID CAP FUNDS
  |  LARGE CAP FUNDS
  |  INDEX FUNDS
  |  GROWTH & INCOME FUNDS
  |  ASSET ALLOCATION FUNDS
  |  INCOME FUNDS
> |  TAX FREE INCOME FUNDS
  |    [] ARIZONA TAX FREE
  |    [] CALIFORNIA INTERMEDIATE TAX FREE
  |    [] CALIFORNIA TAX FREE
  |    [] COLORADO INTERMEDIATE TAX FREE
  |    [] COLORADO TAX FREE
  |    [] INTERMEDIATE TAX FREE
  |    [] MINNESOTA INTERMEDIATE TAX FREE
  |    [] MINNESOTA TAX FREE
  |    [] MISSOURI TAX FREE
  |    [] NEBRASKA TAX FREE
  |    [] OREGON INTERMEDIATE TAX FREE
  |    [] TAX FREE
  |  MONEY MARKET FUNDS
  |
  |  LOWER RISK AND RETURN POTENTIAL


TABLE OF CONTENTS

Message to Shareholders                            1
Report of Independent Auditors                    29
Statements of Net Assets                          30
Statements of Operations                          78
Statements of Changes in Net Assets               80
Financial Highlights                              82
Notes to Financial Statements                     88
Notice to Shareholders                            96




Our recent merger created an opportunity for First American Funds to put on a new face--which is exactly what we did. The new logo had to reflect our comprehensive suite of First American Funds and our commitment to providing unparalleled, dedicated client service.

WE CHOSE GEORGE WASHINGTON.
His rich legacy as patriot and leader is widely recognized as embodying the sound judgment, reliability, and strategic vision that are central to our brand. Fashioned in a style reminiscent of an 18th century engraving, the illustration conveys the symbolic strength and vitality of Washington, which are attributes that we value at First American Funds.



INCOME FROM TAX-EXEMPT FUNDS MAY BE SUBJECT TO STATE AND LOCAL TAXES AND A PORTION OF INCOME MAY BE SUBJECT TO THE STATE AND/OR FEDERAL ALTERNATIVE MINIMUM TAX FOR CERTAIN INVESTORS. FEDERAL INCOME TAX RULES WILL APPLY TO ANY CAPITAL GAINS DISTRIBUTIONS.

MUTUAL FUND INVESTING INVOLVES RISK; PRINCIPAL LOSS IS POSSIBLE.


--------------------------------------------------------------------------------
             NOT FDIC INSURED   NO BANK GUARANTEE    MAY LOSE VALUE
--------------------------------------------------------------------------------

MESSAGE TO SHAREHOLDERS  November 15, 2001



     DEAR SHAREHOLDERS:

     Speaking for the board of directors and the staff of U.S. Bancorp Piper Jaffray Asset Management, Inc., thank you for the ongoing opportunity you have given us to manage your investments. This has been a momentous year for our fund family, as it has grown by combining the funds of the First American family with those from Firstar Funds. We believe this combination will provide significantly greater resources and capabilities that should prove beneficial to our shareholders.

     The past year is one that will leave its mark on all Americans due to a series of tumultuous and trying circumstances. Starting with a disputed Presidential election at the end of 2000, and followed by a slowing U.S. economy, a series of interest-rate cuts by the Federal Reserve, and the unprecedented terrorist action on September 11, the investment environment was like nothing we had ever witnessed. Like you, we will always remember those who lost their lives in the tragic terrorist attacks and the many citizens who sacrificed themselves in a heroic cause.

     Not surprisingly, this sequence of events resulted in market volatility. Bond markets generally benefited during this time, while equity markets underwent a fairly dramatic and sustained correction. A market environment such as this can be extremely challenging, and we are reminded that from time to time unusual events can create trying times for investors. This is when a focus on maintaining a disciplined, diversified approach is so important in helping you achieve your long-term objectives.

     This report provides you with details of investment results, fund holdings, financial statements, and notes relating to fund operations for the fiscal year ended September 30, 2001. Please review this information at your convenience.

     We thank you for putting your trust in the newly expanded First American family of funds. We are committed to helping you achieve your investment goals.



     Sincerely,


     /s/ Virginia L. Stringer                   /s/ Mark Jordahl


     VIRGINIA L. STRINGER                       MARK JORDAHL

     Chairperson of the Board                   Chief Investment Officer
     First American Investment Funds, Inc.      U.S. Bancorp Piper Jaffray Asset
                                                Management


                                  FIRST AMERICAN FUNDS ANNUAL REPORT 2001     1)

A QUICKLY
EVOLVING INVESTMENT
ENVIRONMENT



So much can change in one year. In September 2000, America was just beginning to focus on choosing a new President. The stock market was showing signs of taking an extended breather, but few saw any significant red flags for the economy. However, the environment quickly began to change. Stocks were confronted with substantial volatility, but bond markets managed to hold their own.

By the end of 2000, it was clear that an economic slowdown was beginning to take hold. Recognizing this situation, the Federal Reserve (the Fed) opened 2001 with a surprising cut in short-term interest rates. It represented a change in policy for the Fed, which up to that point had focused its energies on avoiding an overheated economy and the threat of inflation. The Fed remained aggressive about cutting rates through the winter, spring, and summer months, and its concern about a slowdown proved to be well founded. By the second quarter of 2001, the economy was teetering on the brink of a possible recession.



STOCKS STRUGGLE THROUGHOUT THE YEAR

While consumers managed to maintain fairly normal levels of spending for much of 2001, the major problem was that capital spending by businesses slowed significantly. This took a huge bite out of profits for a number of companies, dragging down stock prices. Sectors such as technology and telecommunications, which had been in a correction phase since early 2000, were hardest hit in this environment.

In general, smaller stocks performed better than large-company issues, and stocks with a value orientation were better performers than growth stocks.


(2     FIRST AMERICAN FUNDS ANNUAL REPORT 2001

BONDS ON MORE SOLID GROUND

With signs of a slowing economy and the Fed cutting interest rates, the environment proved generally favorable for bonds. Yields on short- to intermediate-term securities in particular moved lower, helping to produce positive results for bond investors. In fact, interest rates on the shorter end of the yield curve dropped dramatically, while long-term rates tended to stay relatively stable. Corporate bonds started the 12-month period rather slowly, as Treasury securities proved more attractive. In the first six months of 2001, corporate bonds offered better returns, but took a backseat again in the last three months of the fiscal year. Typically, portfolios structured to benefit from falling interest rates and focused on the middle of the yield curve enjoyed the best performance.

The municipal bond market was in a rally mode for most of the 12-month period. As with taxable bonds, yields on shorter- to intermediate-term tax-exempt bonds declined the most. In fact, the bulk of the price appreciation occurred in the closing months of 2000.



SEPTEMBER 11 CREATES A DIFFERENT MARKET

An already difficult investment environment was greatly exacerbated by the terrible atrocities that occurred on September 11. It created an entirely new level of uncertainty that was far different from what the markets had ever seen, and did away with any hopes for an immediate economic recovery.

The volatile nature of the past year in the market provides further evidence of the importance of owning a diversified portfolio. Markets can move quickly, and unforeseen events can rapidly change the direction of the investment world. More than ever, the First American family of funds offers you a wide selection of investment options to help you take full advantage of the opportunities available in today's market.


                                  FIRST AMERICAN FUNDS ANNUAL REPORT 2001     3)

ARIZONA TAX FREE

INVESTMENT OBJECTIVE: MAXIMUM CURRENT INCOME THAT IS EXEMPT FROM BOTH FEDERAL INCOME TAX AND ARIZONA STATE INCOME TAX TO THE EXTENT CONSISTENT WITH PRUDENT INVESTMENT RISK



A slower economy that drove down interest rates created a favorable environment for municipal bond investors. The First American Arizona Tax Free Fund gained 10.76% for the fiscal year ended September 30, 2001 (Class A shares returned 10.50% on net asset value). The Lehman Municipal Bond Index was up 10.40% during the same 12-month period*.

The major trend affecting the fund was a generally declining interest-rate environment. As the U.S. economy showed signs of slowing in late 2000, bond investors anticipated that the Federal Reserve (the Fed) would begin to reduce short-term interest rates. Those expectations were realized beginning in January and throughout the months that followed.

The fund was positioned with a longer duration, meaning that it would benefit from a declining interest-rate environment. This strategy contributed greatly to the portfolio's strong return. Specific opportunities were identified among the education/university sectors which helped boost the fund's tax-free yield. Trying to find lower investment-grade or even unrated securities in the Arizona municipal market is difficult due to the fact that most of the new-issue supply consists of AAA or AArated securities. As such, the bulk of the portfolio is invested in highly rated debt securities.

The state features a very diversified business structure, with a mix of services, trade, transportation, utilities, and financial companies. While there is some concern that the economic issues unfolding as a result of the events of September 11 could negatively impact the state's finances, the state appears well prepared to withstand any slowdown, including the option of tapping into its sizeable rainy day fund, if needed.

While it is likely that interest rates are nearing a bottom, the market will be closely monitored and adjustments made to the portfolio as indicated by economic and market trends.

--------------------------------------------------------------------------------
ANNUALIZED PERFORMANCE(1)
--------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 2001                                    SINCE INCEPTION(4)
                                                    1 YEAR       2/1/2000
--------------------------------------------------------------------------------
Class A NAV                                         10.50%        11.28%
--------------------------------------------------------------------------------
Class A POP                                          5.84%         8.44%
--------------------------------------------------------------------------------
Class C NAV                                         10.15%        10.93%
--------------------------------------------------------------------------------
Class C POP                                          8.01%        10.27%
--------------------------------------------------------------------------------
Class Y                                             10.76%        11.60%
--------------------------------------------------------------------------------
Lehman Municipal Bond Index(3)                      10.40%        10.81%
--------------------------------------------------------------------------------


* Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.


(4     FIRST AMERICAN FUNDS ANNUAL REPORT 2001

ARIZONA TAX FREE


VALUE OF A $10,000 INVESTMENT(1),(2) AS OF SEPTEMBER 30, 2001

[PLOT POINTS CHART]

            FIRST AMERICAN    FIRST AMERICAN    FIRST AMERICAN
               ARIZONA           ARIZONA           ARIZONA           LEHMAN
            TAX FREE FUND,    TAX FREE FUND,    TAX FREE FUND,      MUNICIPAL
             CLASS A NAV       CLASS A POP         CLASS Y        BOND INDEX(3)
           --------------------------------------------------------------------
CLASS A

2/2000         10,000             9,579                              10,000
9/2000         10,810            10,355                              10,624
9/2001         11,945            11,442                              11,729

CLASS Y

2/2000                                            10,000             10,000
9/2000                                            10,836             10,624
9/2001                                            12,002             11,729


(1) Past performance does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Index is for illustrative purposes only and is not available for investment.

     Income from tax-exempt funds may be subject to state and local taxes and a portion of income may be subject to the federal alternative minimum tax for certain investors. Federal income tax rules will apply to any capital gains distributions.

     Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assume reinvestment of all distributions at net asset value.

     Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 4.25% for Class A and 1% for Class C shares and the maximum CDSC for Class C shares for the relevant period. Total returns assume reinvestment of all distributions at net asset value.

(2) Performance for Class C shares is not presented. Performance for this class is lower due to higher expenses.

(3) An unmanaged index comprised of fixed-rate, investment-grade tax-exempt bonds with remaining maturities of one year or more.

(4) The since inception performance of the index for each class is calculated from the month end following the inception of the class.


                                  FIRST AMERICAN FUNDS ANNUAL REPORT 2001     5)

CALIFORNIA INTERMEDIATE TAX FREE

INVESTMENT OBJECTIVE: CURRENT INCOME THAT IS EXEMPT FROM BOTH FEDERAL INCOME TAX AND CALIFORNIA STATE INCOME TAX TO THE EXTENT CONSISTENT WITH PRESERVATION OF CAPITAL



While national trends created a positive environment for bond investors, California faced state-specific challenges that tempered results. The First American California Intermediate Tax Free Fund returned 8.39% for the fiscal year ended September 30, 2001 (Class A shares rose 8.41% on net asset value). During the same period, the Lehman 7-year Municipal Bond Index was up 9.69%*.

With the U.S. economy beginning to slow at the end of 2000, interest rates on municipal debt securities tended to move lower. This environment persisted throughout the fiscal year, helping to provide positive support to the fund.

California encountered a number of unique economic hurdles throughout the past year. Starting with a significant slowdown in the technology sector, which is a major employer in the state, and continuing with the electricity crisis, the state had its share of major challenges. Because of this, the value of California bonds fluctuated notably relative to the rest of the country. As a whole, California's municipal debt market tended to underperform.

With positive interest-rate trends present in the overall bond market, the fund emphasized longer-term intermediate securities. This strategy helped performance due to the generally favorable interest-rate environment and the additional yield garnered over shorter-term bonds. The trading value of California bonds declined in the midst of the electricity crisis, but as politicians scrambled to put a plan in place to deal with the problem, and rolling blackouts did not occur, bonds rallied back.

As the fiscal year came to a close, California municipal bonds began to perform better than the nation's municipal debt on average. While the events of September 11 dealt a setback to the U.S. economy, hopes that a recovery will begin soon should help the state's economy and help support the outlook for California bonds in the months ahead.

--------------------------------------------------------------------------------
ANNUALIZED PERFORMANCE(1)
--------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 2001                                     SINCE INCEPTION(3)
                                                    1 YEAR       8/8/1997
--------------------------------------------------------------------------------
Class A NAV                                          8.41%         5.42%
--------------------------------------------------------------------------------
Class A POP                                          5.98%         4.84%
--------------------------------------------------------------------------------
Class Y                                              8.39%         5.47%
--------------------------------------------------------------------------------
Lehman 7-Year Municipal Bond Index(2)                9.69%         5.82%
--------------------------------------------------------------------------------

* Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.


(6     FIRST AMERICAN FUNDS ANNUAL REPORT 2001

CALIFORNIA INTERMEDIATE TAX FREE


VALUE OF A $10,000 INVESTMENT(1) AS OF SEPTEMBER 30, 2001

[PLOT POINTS CHART]

            FIRST AMERICAN    FIRST AMERICAN    FIRST AMERICAN
              CALIFORNIA        CALIFORNIA        CALIFORNIA        LEHMAN
             INTERMEDIATE      INTERMEDIATE      INTERMEDIATE       7-YEAR
            TAX FREE FUND,    TAX FREE FUND,    TAX FREE FUND,     MUNICIPAL
             CLASS A NAV       CLASS A POP         CLASS Y       BOND INDEX(2)
           -------------------------------------------------------------------

CLASS A

8/1997         10,000              9,775                            10,000
9/1997         10,102              9,875                            10,106
9/1998         10,890             10,645                            10,901
9/1999         10,846             10,602                            10,964
9/2000         11,479             11,221                            11,622
9/2001         12,444             12,165                            12,747

CLASS Y

8/1997                                              10,000          10,000
9/1997                                              10,092          10,106
9/1998                                              10,879          10,901
9/1999                                              10,846          10,964
9/2000                                              11,502          11,622
9/2001                                              12,468          12,747


(1) Past performance does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Index is for illustrative purposes only and is not available for investment.

     Income from tax-exempt funds may be subject to state and local taxes and a portion of income may be subject to the federal alternative minimum tax for certain investors. Federal income tax rules will apply to any capital gains distributions.

     Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assume reinvestment of all distributions at net asset value.

     Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 2.25% for Class A shares. Total returns assume reinvestment of all distributions at net asset value.

(2) An unmanaged index comprised of fixed-rate, investment-grade tax-exempt bonds with maturities between six and eight years.

(3) The performance since inception of the index for each class is calculated from the month end following the inception of the class.


                                  FIRST AMERICAN FUNDS ANNUAL REPORT 2001     7)

CALIFORNIA TAX FREE

INVESTMENT OBJECTIVE: MAXIMUM CURRENT INCOME THAT IS EXEMPT FROM BOTH FEDERAL INCOME TAX AND CALIFORNIA STATE INCOME TAX TO THE EXTENT CONSISTENT WITH PRUDENT INVESTMENT RISK



A positive interest-rate environment for the bond market as a whole was muted a bit due to state-specific issues that affected California's economy. The First American California Tax Free Fund posted a gain of 9.99% for the fiscal year ended September 30, 2001 (Class A shares rose 9.73% on net asset value). The Lehman Municipal Bond Index was up 10.40% during the same 12-month timeframe*.

With the U.S. economy beginning to slow at the end of 2000, interest rates on municipal debt securities tended to move lower. This environment persisted throughout the fiscal year, helping to provide positive support to the fund.

California encountered a number of unique economic hurdles throughout the past year. Starting with a significant slowdown in the technology sector, which is a major employer in the state, and continuing with the electricity crisis, the state had its share of major challenges. Because of this, the value of California bonds fluctuated notably relative to the rest of the country. As a whole, California's municipal debt market tended to underperform.

With positive interest-rate trends present in the overall bond market, the fund emphasized longer-term intermediate securities. This strategy helped performance due to the generally favorable interest-rate environment and the additional yield garnered over shorter-term bonds. The trading value of California bonds declined in the midst of the electricity crisis, but as politicians scrambled to put a plan in place to deal with the problem, and rolling blackouts did not occur, bonds rallied back.

As the fiscal year came to a close, California municipal bonds began to perform better than the nation's municipal debt on average. While the events of September 11 dealt a setback to the U.S. economy, hopes that a recovery will begin soon should help the state's economy and help support the outlook for California bonds in the months ahead.

--------------------------------------------------------------------------------
ANNUALIZED PERFORMANCE(1)
--------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 2001                                     SINCE INCEPTION(4)
                                                     1 YEAR       2/1/2000
--------------------------------------------------------------------------------
Class A NAV                                           9.73%        12.12%
--------------------------------------------------------------------------------
Class A POP                                           5.10%         9.25%
--------------------------------------------------------------------------------
Class C NAV                                           9.42%        11.76%
--------------------------------------------------------------------------------
Class C POP                                           7.31%        11.09%
--------------------------------------------------------------------------------
Class Y                                               9.99%        12.37%
--------------------------------------------------------------------------------
Lehman Municipal Bond Index(3)                       10.40%        10.81%
-----------------------------------------------------------------------------


* Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.


(8     FIRST AMERICAN FUNDS ANNUAL REPORT 2001

CALIFORNIA TAX FREE


VALUE OF A $10,000 INVESTMENT(1),(2) AS OF SEPTEMBER 30, 2001

[PLOT POINTS CHART]

            FIRST AMERICAN    FIRST AMERICAN    FIRST AMERICAN
              CALIFORNIA        CALIFORNIA        CALIFORNIA         LEHMAN
            TAX FREE FUND,    TAX FREE FUND,    TAX FREE FUND,      MUNICIPAL
             CLASS A NAV       CLASS A POP         CLASS Y        BOND INDEX(3)
           --------------------------------------------------------------------

CLASS A

2/2000         10,000              9,579                              10,000
9/2000         11,023             10,558                              10,624
9/2001         12,096             11,586                              11,729

CLASS Y

2/2000                                              10,000            10,000
9/2000                                              11,038            10,624
9/2001                                              12,141            11,729


(1) Past performance does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Index is for illustrative purposes only and is not available for investment.

     Income from tax-exempt funds may be subject to state and local taxes and a portion of income may be subject to the federal alternative minimum tax for certain investors. Federal income tax rules will apply to any capital gains distributions.

     Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assume reinvestment of all distributions at net asset value.

     Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 4.25% for Class A and 1% for Class C shares and the maximum CDSC for Class C shares for the relevant period. Total returns assume reinvestment of all distributions at net asset value.

(2) Performance for Class C shares is not presented. Performance for this class is lower due to higher expenses.

(3) An unmanaged index comprised of fixed-rate, investment-grade tax-exempt bonds with remaining maturities of one year or more.

(4) The performance since inception of the index for each class is calculated from the month end following the inception of the class.


                                  FIRST AMERICAN FUNDS ANNUAL REPORT 2001     9)

COLORADO INTERMEDIATE TAX FREE

INVESTMENT OBJECTIVE: CURRENT INCOME THAT IS EXEMPT FROM BOTH FEDERAL INCOME TAX AND COLORADO STATE INCOME TAX TO THE EXTENT CONSISTENT WITH PRESERVATION OF CAPITAL



The combination of a favorable interest-rate environment and increasing supply of municipal bonds in Colorado set the stage for a positive year. The First American Colorado Intermediate Tax Free Fund gained 9.67% for the fiscal year ended September 30, 2001 (Class A shares returned 9.75% on net asset value). The Lehman 7-year Municipal Bond Index was up 9.69%*.

Interest rates on municipal bonds tended to move lower throughout the year. Except for a brief reversal in the spring of 2001, tax-free bonds enjoyed a declining yield environment throughout the period, which helped boost bond values. Short-term rates generally fell further than those of longer-term bonds, but the environment still proved favorable for the fund.

The fund held a position in BBB-rated bonds (the lowest-quality investment-grade rating for bonds) and in unrated issues that are not graded by independent rating agencies. These securities, which tend to pay more attractive yields, provided a boost to the fund's performance during the period. In addition, a strategy of emphasizing bonds issued for health care facilities also worked to the portfolio's benefit.

A number of attractive bond issues were brought to market throughout the 12-month period. The increased supply of new issues in the state enabled the fund to structure its portfolio to take advantage of the steep yield curve and specific sector opportunities.

Colorado's well-diversified economy appears poised to withstand what is likely to be an economic slowdown in light of the events of September 11. While it appears possible that interest rates could trend a bit higher over the next 12 months, a modestly growing economy and continued low inflation should prevent a huge spike in interest rates. The portfolio will be managed to capitalize on the best opportunities available among intermediate-term bonds that provide tax-free income for Colorado residents.

--------------------------------------------------------------------------------
ANNUALIZED PERFORMANCE(1)
--------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 2001                                     SINCE INCEPTION(3)
                                        1 YEAR     5 YEARS        4/4/1994
--------------------------------------------------------------------------------
Class A NAV                              9.75%       5.50%         5.89%
--------------------------------------------------------------------------------
Class A POP                              7.25%       5.02%         5.57%
--------------------------------------------------------------------------------
Class Y                                  9.67%       5.45%         5.86%
--------------------------------------------------------------------------------
Lehman 7-Year Municipal Bond Index(2)    9.69%       6.37%         6.47%
--------------------------------------------------------------------------------


* Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.


(10     FIRST AMERICAN FUNDS ANNUAL REPORT 2001

COLORADO INTERMEDIATE TAX FREE


VALUE OF A $10,000 INVESTMENT(1) AS OF SEPTEMBER 30, 2001

[PLOT POINTS CHART]

            FIRST AMERICAN    FIRST AMERICAN    FIRST AMERICAN
               COLORADO          COLORADO          COLORADO         LEHMAN
             INTERMEDIATE      INTERMEDIATE      INTERMEDIATE       7-YEAR
            TAX FREE FUND,    TAX FREE FUND,    TAX FREE FUND,     MUNICIPAL
             CLASS A NAV       CLASS A POP         CLASS Y       BOND INDEX(2)
           -------------------------------------------------------------------

CLASS A

4/1994         10,000             9,775                             10,000
9/1994         10,366            10,133                             10,129
9/1995         11,255            11,002                             11,166
9/1996         11,749            11,485                             11,662
9/1997         12,584            12,301                             12,593
9/1998         13,519            13,215                             13,584
9/1999         13,400            13,099                             13,662
9/2000         13,990            13,675                             14,481
9/2001         15,354            15,009                             15,884

CLASS Y

4/1994                                              10,000          10,000
9/1994                                              10,376          10,129
9/1995                                              11,255          11,166
9/1996                                              11,749          11,662
9/1997                                              12,584          12,593
9/1998                                              13,507          13,584
9/1999                                              13,363          13,662
9/2000                                              13,966          14,481
9/2001                                              15,317          15,884


(1) Past performance does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Index is for illustrative purposes only and is not available for investment.

     Income from tax-exempt funds may be subject to state and local taxes and a portion of income may be subject to the federal alternative minimum tax for certain investors. Federal income tax rules will apply to any capital gains distributions.

     Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assume reinvestment of all distributions at net asset value.

     Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 2.25% for Class A shares. Total returns assume reinvestment of all distributions at net asset value.

(2) An unmanaged index comprised of fixed-rate, investment-grade tax-exempt bonds with remaining maturities between six and eight years.

(3) The performance since inception of the index for each class is calculated from the month end following the inception of the class.


                                 FIRST AMERICAN FUNDS ANNUAL REPORT 2001     11)

COLORADO TAX FREE

INVESTMENT OBJECTIVE: MAXIMUM CURRENT INCOME THAT IS EXEMPT FROM BOTH FEDERAL INCOME TAX AND COLORADO STATE INCOME TAX TO THE EXTENT CONSISTENT WITH PRUDENT INVESTMENT RISK



The environment for municipal bonds was very favorable in Colorado, with a combination of increasing supply and declining yields generating positive opportunities. The First American Colorado Tax Free Fund posted a return of 12.02% for the fiscal year ended September 30, 2001 (Class A shares returned 11.78% on net asset value). The Lehman Municipal Bond Index was up 10.40%*.

Bond investors benefited from a favorable interest-rate environment for most of the year. Outside of a brief reversal in March and April, the trend for interest rates was lower, due in large part to ongoing weakness in the U.S. economy. In that kind of market, bond values tend to move higher. The economic environment led the Federal Reserve to reduce short-term interest rates consistently throughout the year. In response, yields on shorter-maturity debt securities declined far more significantly than those on the longer end of the yield spectrum.

The fund focused a great deal of emphasis on bonds from the health care and education segments of the market. These bonds generated the most positive performance for the portfolio throughout the fiscal year. The fund also maintained a longer than average duration, which helped to take advantage of falling interest-rate trends. Longer-maturity bonds tend to benefit more from declining rates.

A growing supply of municipal bonds created further opportunities for the fund. For example, the additional supply afforded the fund the opportunity to manage the call protection more actively. Bonds that are subject to being called by the issuer can detract from performance when they are redeemed. The fund is positioned to reasonably protect its yield from the impact of call features in a falling interest rate environment.

Colorado's state government has followed a conservative budgetary process in recent years, which puts the state in good financial shape even if the economy feels a negative impact from the events of September 11. The state's economy is likely to withstand any short-term challenges, and in general, the well-diversified economy should rebound once the U.S. economy improves. While it is likely that interest rates are nearing a bottom, solid opportunities to generate a competitive tax-free yield should be available to the fund in the year ahead.

--------------------------------------------------------------------------------
ANNUALIZED PERFORMANCE(1)
--------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 2001                                     SINCE INCEPTION(4)
                                                     1 YEAR       2/1/2000
--------------------------------------------------------------------------------
Class A NAV                                          11.78%        11.86%
--------------------------------------------------------------------------------
Class A POP                                           7.05%         9.01%
--------------------------------------------------------------------------------
Class C NAV                                          11.41%        11.47%
--------------------------------------------------------------------------------
Class C POP                                           9.26%        10.80%
--------------------------------------------------------------------------------
Class Y                                              12.02%        12.17%
--------------------------------------------------------------------------------
Lehman Municipal Bond Index(3)                       10.40%        10.81%
--------------------------------------------------------------------------------


* Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.


(12     FIRST AMERICAN FUNDS ANNUAL REPORT 2001

COLORADO TAX FREE


VALUE OF A $10,000 INVESTMENT(1),(2) AS OF SEPTEMBER 30, 2001

[PLOT POINTS CHART]

            FIRST AMERICAN    FIRST AMERICAN    FIRST AMERICAN
               COLORADO          COLORADO          COLORADO           LEHMAN
            TAX FREE FUND,    TAX FREE FUND,    TAX FREE FUND,      MUNICIPAL
             CLASS A NAV       CLASS A POP         CLASS Y        BOND INDEX(3)
           --------------------------------------------------------------------

CLASS A

2/2000         10,000              9,579                             10,000
9/2000         10,780             10,326                             10,624
9/2001         12,050             11,542                             11,729

CLASS Y

2/2000                                              10,000           10,000
9/2000                                              10,805           10,624
9/2001                                              12,104           11,729


(1) Past performance does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Index is for illustrative purposes only and is not available for investment.

     Income from tax-exempt funds may be subject to state and local taxes and a portion of income may be subject to the federal alternative minimum tax for certain investors. Federal income tax rules will apply to any capital gains distributions.

     Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assume reinvestment of all distributions at net asset value.

     Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 4.25% for Class A and 1% for Class C shares and the maximum CDSC for Class C shares for the relevant period. Total returns assume reinvestment of all distributions at net asset value.

(2) Performance for Class C shares is not presented. Performance for this class is lower due to higher expenses.

(3) An unmanaged index comprised of fixed-rate, investment-grade tax-exempt bonds with remaining maturities of one year or more.

(4) The performance since inception of the index for each class is calculated from the month end following the inception of the class.



                                 FIRST AMERICAN FUNDS ANNUAL REPORT 2001     13)

INTERMEDIATE TAX FREE

INVESTMENT OBJECTIVE: CURRENT INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX TO THE EXTENT CONSISTENT WITH PRESERVATION OF CAPITAL



A declining interest-rate environment worked in favor of bond investors in the fiscal year ended September 30, 2001. The First American Intermediate Tax Free Fund posted a return of 9.21% during the 12-month period (Class A shares returned 9.19% on net asset value). The Lehman 7-year Municipal Bond Index was up 9.69%*. Late in the fiscal year, the First American Intermediate Tax Free Fund merged with the Firstar Tax Exempt Intermediate Bond Fund.

Interest rates generally moved lower throughout the year in response to a struggling U.S. economy. With economic growth slowing, the Federal Reserve reduced short-term interest rates consistently throughout the period. A declining stock market attracted many investors to the opportunities the bond market had to offer. This interest extended to the municipal bond market as well.

The fund was positioned to benefit from the declining interest-rate environment due to its focus on longer-maturity bonds within the context of the fund's intermediate-term focus. Many of the recent purchases were bonds issued by higher-tax states, which appeared to be attractively priced. The fund also capitalized on opportunities in "non-specialty" states such as Texas and Illinois.

The best opportunity seemed to be in bonds with maturities of 10 to 20 years. With short-term rates declining more rapidly than those on the long end, this part of the market held some attraction. If this trend reverses itself and the U.S. economy improves in 2002, these bonds should be well-positioned for a potential "flattening" of the yield curve.

The U.S. economy has suffered a blow in light of the tragic attacks on September 11, which is likely to keep interest rates from moving significantly higher in the near term. Most likely, municipal bonds will move within a narrow trading range unless something significant changes in the economic forecast. The environment should create solid investment opportunities for shareholders seeking tax-free income.

--------------------------------------------------------------------------------
ANNUALIZED PERFORMANCE(1)
--------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 2001                                      SINCE INCEPTION(3)
                               1 YEAR   5 YEARS    10 YEARS       2/4/1994
--------------------------------------------------------------------------------
Class A NAV                     9.19%     5.42%       5.44%             --
--------------------------------------------------------------------------------
Class A POP                     6.74%     4.93%       5.20%             --
--------------------------------------------------------------------------------
Class Y                         9.21%     5.40%          --          4.87%
--------------------------------------------------------------------------------
Lehman 7-Year Municipal
  Bond Index(2)                 9.69%     6.37%       6.62%          5.65%
--------------------------------------------------------------------------------


* Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.


(14     FIRST AMERICAN FUNDS ANNUAL REPORT 2001

INTERMEDIATE TAX FREE


VALUE OF A $10,000 INVESTMENT(1) AS OF SEPTEMBER 30, 2001

[PLOT POINTS CHART]

            FIRST AMERICAN    FIRST AMERICAN    FIRST AMERICAN      LEHMAN
             INTERMEDIATE      INTERMEDIATE      INTERMEDIATE       7-YEAR
            TAX FREE FUND,    TAX FREE FUND,    TAX FREE FUND,     MUNICIPAL
             CLASS A NAV       CLASS A POP         CLASS Y       BOND INDEX(2)
           -------------------------------------------------------------------

CLASS A

9/1991         10,000              9,773                            10,000
9/1992         10,721             10,478                            10,980
9/1993         11,587             11,324                            12,179
9/1994         11,442             11,184                            12,102
9/1995         12,489             12,206                            13,341
9/1996         13,044             12,748                            13,934
9/1997         13,937             13,621                            15,046
9/1998         14,919             14,580                            16,230
9/1999         14,802             14,466                            16,324
9/2000         15,556             15,204                            17,303
9/2001         16,986             16,601                            18,979

CLASS Y

2/1994                                             10,000           10,000
9/1994                                              9,710            9,932
9/1995                                             10,597           10,948
9/1996                                             11,058           11,435
9/1997                                             11,804           12,347
9/1998                                             12,635           13,319
9/1999                                             12,535           13,396
9/2000                                             13,175           14,199
9/2001                                             14,386           15,575


(1) Past performance does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Index is for illustrative purposes only and is not available for investment.

     Income from tax-exempt funds may be subject to state and local taxes and a portion of income may be subject to the federal alternative minimum tax for certain investors. Federal income tax rules will apply to any capital gains distributions.

     Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assume reinvestment of all distributions at net asset value.

     Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 2.25% for Class A. Total returns assume reinvestment of all distributions at net asset value.

(2) An unmanaged index comprised of fixed-rate, investment-grade tax-exempt bonds with remaining maturities between six and eight years.

(3) The performance since inception of the index for each class is calculated from the month end following the inception of the class.


                                 FIRST AMERICAN FUNDS ANNUAL REPORT 2001     15)

MINNESOTA INTERMEDIATE TAX FREE

INVESTMENT OBJECTIVE: CURRENT INCOME THAT IS EXEMPT FROM BOTH FEDERAL INCOME TAX AND MINNESOTA STATE INCOME TAX TO THE EXTENT CONSISTENT WITH PRESERVATION OF CAPITAL



Bond investors were able to benefit from the effects of a slow-growth U.S. economy. The First American Minnesota Intermediate Tax Free Fund posted a return of 8.89% for the fiscal year ended September 30, 2001 (Class A shares returned 8.85% on net asset value). The Lehman 7-year Municipal Bond Index was up 9.69% during the same 12-month period*.

Interest rates on municipal bonds tended to move lower throughout the year. Except for a brief reversal in the spring of 2001, tax-free bonds enjoyed a declining yield environment throughout the period. Short-term rates tended to fall more than those of longer-term bonds, but the general environment proved favorable for the fund.

With interest rates dropping, the fund was able to benefit by holding a number of longer-maturity bonds (10 to 20 years) within the guidelines of the fund's intermediate-term focus. This strategy usually takes advantage of an improved pricing environment and a steeper yield curve. The fund purchased both general obligation bonds that are backed by the full-taxing authority of the issuing entity, which tend to offer a bit more security in a weaker economy, as well as a variety of revenue bonds.

Minnesota was one of the few states that experienced a decline in the supply of new tax-exempt bond issues. While this can create a more challenging environment, the fund was still able to identify positive opportunities and participate in the bond market rally.

As the new fiscal year begins, the major concern is what the economic fallout will be in light of the September 11 terrorist attacks. It appears likely that an economic recovery will be delayed until sometime in 2002. In the near term, interest rates may not have much more room to decline, but limited economic expectations are likely to keep interest rates from spiking anytime soon. We anticipate that solid opportunities will continue to exist for investors seeking tax-free income.

--------------------------------------------------------------------------------
ANNUALIZED PERFORMANCE(1)
--------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 2001                                      SINCE INCEPTION(3)
                                         1 YEAR     5 YEARS       2/25/1994
--------------------------------------------------------------------------------
Class A NAV                               8.85%       5.33%        5.00%
--------------------------------------------------------------------------------
Class A POP                               6.35%       4.85%        4.69%
--------------------------------------------------------------------------------
Class Y                                   8.89%       5.26%        4.96%
--------------------------------------------------------------------------------
Lehman 7-Year Municipal Bond Index(2)     9.69%       6.37%        6.02%
--------------------------------------------------------------------------------


* Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.


(16     FIRST AMERICAN FUNDS ANNUAL REPORT 2001

MINNESOTA INTERMEDIATE TAX FREE


VALUE OF A $10,000 INVESTMENT(1) AS OF SEPTEMBER 30, 2001

[PLOT POINTS CHART]

            FIRST AMERICAN    FIRST AMERICAN    FIRST AMERICAN
              MINNESOTA         MINNESOTA         MINNESOTA         LEHMAN
             INTERMEDIATE      INTERMEDIATE      INTERMEDIATE       7-YEAR
            TAX FREE FUND,    TAX FREE FUND,    TAX FREE FUND,     MUNICIPAL
             CLASS A NAV       CLASS A POP         CLASS Y       BOND INDEX(2)
           -------------------------------------------------------------------

CLASS A

2/1994         10,000             9,756                             10,000
9/1994          9,832             9,611                              9,932
9/1995         10,664            10,424                             10,948
9/1996         11,176            10,925                             11,435
9/1997         11,927            11,659                             12,347
9/1998         12,738            12,452                             13,319
9/1999         12,683            12,398                             13,396
9/2000         13,310            13,011                             14,199
9/2001         14,488            14,162                             15,575

CLASS Y

2/1994                                              10,000          10,000
9/1994                                               9,842           9,932
9/1995                                              10,663          10,948
9/1996                                              11,175          11,435
9/1997                                              11,892          12,347
9/1998                                              12,703          13,319
9/1999                                              12,648          13,396
9/2000                                              13,262          14,199
9/2001                                              14,440          15,575


(1) Past performance does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Index is for illustrative purposes only and is not available for investment.

     Income from tax-exempt funds may be subject to state and local taxes and a portion of income may be subject to the Minnesota state and federal alternative minimum tax for certain investors. Federal income tax rules will apply to any capital gains distributions.

     Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assume reinvestment of all distributions at net asset value.

     Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 2.25% for Class A shares. Total returns assume reinvestment of all distributions at net asset value.

(2) An unmanaged index comprised of fixed-rate, investment-grade tax-exempt bonds with remaining maturities between six and eight years.

(3) The performance since inception of the index for each class is calculated from the month end following the inception of the class.


                                 FIRST AMERICAN FUNDS ANNUAL REPORT 2001     17)

MINNESOTA TAX FREE

INVESTMENT OBJECTIVE: MAXIMUM CURRENT INCOME THAT IS EXEMPT FROM BOTH FEDERAL INCOME TAX AND MINNESOTA STATE INCOME TAX TO THE EXTENT CONSISTENT WITH PRUDENT INVESTMENT RISK



Thanks in large part to a declining interest-rate environment, bond investors enjoyed solid returns. The First American Minnesota Tax Free Fund posted a gain of 9.52% for the fiscal year ended September 30, 2001 (Class A shares returned 9.24% on net asset value). The Lehman Municipal Bond Index was up 10.40% during the same 12-month time period*.

Bond investors benefited from a favorable interest-rate environment for most of the year. Outside of a brief reversal in March and April, the trend for interest rates was lower, due in large part to ongoing weakness in the U.S. economy. The economic environment led the Federal Reserve to reduce short-term interest rates consistently throughout 2001. In response, yields on shorter-maturity debt securities declined far more significantly than those of longer-term bonds.

The fund found some of the best opportunities in the past year in bonds issued to finance health care facilities, particularly those from high-quality issuers. This was one of the best performing sectors in the tax-exempt market. The portfolio also benefited from its holdings in securities which are not rated by an independent rating agency. These securities typically offer more attractive yields than rated bonds.

Minnesota was one of the few states to see the supply of tax-exempt bonds decline in the past year. This created a few more challenges for the fund, but there were still solid opportunities for gains in the favorable interest-rate environment. A continuing effort will be made to identify opportunities to purchase unrated securities. Unrated securities are determined by the fund's advisor to be of comparable quality to investment-grade securities at the time of purchase.

As the new fiscal year begins, the state's economy is showing some signs of the slowdown that is affecting the U.S. economy. The problems stemming from the terrorist acts on September 11 may have an additional impact on Minnesota's economy. This may create some short-term concerns, but in general, the state's well-diversified economy should rebound once the U.S. economy improves. Going forward, it is likely that interest rates will trend a bit higher if the economy improves, though a modestly growing economy and continued low inflation should prevent a huge spike in interest rates. We believe the environment should continue to offer solid tax-free income opportunities for shareholders.

--------------------------------------------------------------------------------
ANNUALIZED PERFORMANCE(1)
--------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 2001                                      SINCE INCEPTION(4)
                                                             -------------------
                                1 YEAR   5 YEARS   10 YEARS   8/1/1997  2/1/1999
--------------------------------------------------------------------------------
Class A NAV                      9.24%     5.84%      6.50%         --        --
--------------------------------------------------------------------------------
Class A POP                      4.62%     4.93%      6.04%         --        --
--------------------------------------------------------------------------------
Class C NAV                      8.88%        --         --         --     3.67%
--------------------------------------------------------------------------------
Class C POP                      6.78%        --         --         --     3.30%
--------------------------------------------------------------------------------
Class Y                          9.52%        --         --      5.44%        --
--------------------------------------------------------------------------------
Lehman Municipal Bond Index(3)  10.40%     6.65%      7.05%      6.24%     5.16%
--------------------------------------------------------------------------------


* Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.


(18     FIRST AMERICAN FUNDS ANNUAL REPORT 2001

MINNESOTA TAX FREE


VALUE OF A $10,000 INVESTMENT(1),(2) AS OF SEPTEMBER 30, 2001

[PLOT POINTS CHART]

            FIRST AMERICAN    FIRST AMERICAN    FIRST AMERICAN
              MINNESOTA         MINNESOTA         MINNESOTA          LEHMAN
            TAX FREE FUND,    TAX FREE FUND,    TAX FREE FUND,      MUNICIPAL
             CLASS A NAV       CLASS A POP         CLASS Y        BOND INDEX(3)
           --------------------------------------------------------------------

CLASS A

9/1991         10,000             9,579                              10,000
9/1992         10,956            10,494                              11,046
9/1993         12,328            11,808                              12,453
9/1994         11,942            11,439                              12,149
9/1995         13,300            12,740                              13,509
9/1996         14,130            13,534                              14,325
9/1997         15,305            14,660                              15,618
9/1998         16,618            15,918                              16,979
9/1999         16,401            15,710                              16,861
9/2000         17,179            16,455                              17,903
9/2001         18,767            17,976                              19,764

CLASS Y

8/1997                                              10,000           10,000
9/1997                                              10,072           10,119
9/1998                                              10,961           11,001
9/1999                                              10,843           10,924
9/2000                                              11,386           11,599
9/2001                                              12,469           12,805


(1) Past performance does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Index is for illustrative purposes only and is not available for investment.

     Income from tax-exempt funds may be subject to state and local taxes and a portion of income may be subject to the Minnesota state and federal alternative minimum tax for certain investors. Federal income tax rules will apply to any capital gains distributions.

     Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assume reinvestment of all distributions at net asset value.

     Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 4.25% for Class A and 1% for Class C shares and the maximum CDSC for Class C shares for the relevant period. Total returns assume reinvestment of all distributions at net asset value.

     On July 31, 1998, the Minnesota Tax Free Fund became the successor by merger to the Piper Minnesota Tax-Exempt Fund, a series of Piper Funds Inc. Prior to the merger, the First American Fund had no assets or liabilities. Performance presented prior to July 31, 1998, represents that of the Piper Minnesota Tax-Exempt Fund.

(2) Performance for Class C shares is not presented. Performance of this class is lower due to higher expenses.

(3) An unmanaged index comprised of fixed-rate, investment-grade tax-exempt bonds with remaining maturities of one year or more.

(4) The performance since inception of the index for each class is calculated from the month end following the inception of the class.


                                 FIRST AMERICAN FUNDS ANNUAL REPORT 2001     19)

MISSOURI TAX FREE

INVESTMENT OBJECTIVE: MAXIMUM CURRENT INCOME THAT IS EXEMPT FROM BOTH FEDERAL INCOME TAX AND MISSOURI STATE INCOME TAX TO THE EXTENT CONSISTENT WITH PRUDENT INVESTMENT RISK



Along with tax-free income, shareholders benefited from solid appreciation in bond values. The First American Missouri Tax Free Fund earned 9.96% for the fiscal year ended September 30, 2001 (Class A shares returned 9.61% on net asset value). During the same time period, the Lehman Municipal Bond Index was up 10.40%*.

Bond investors benefited from a favorable interest-rate environment for most of the year. Outside of a brief reversal in March and April, the trend for interest rates was lower, due in large part to ongoing weakness in the U.S. economy. The economic environment led the Federal Reserve to reduce short-term interest rates consistently throughout 2001. In response, yields on shorter-maturity debt securities declined far more significantly than those of longer-term bonds.

The fund was able to benefit from the trend of generally declining interest rates by keeping slightly longer-than-average maturity bonds in the portfolio. In particular, bonds in the 10- to 18-year range seemed to be best positioned to profit in the market environment. In addition, the portfolio focused on very high-quality securities.

One of the major challenges in managing the fund was that the supply of municipal bonds in Missouri has been relatively limited. Few issues of a reasonable size were brought to the market during the 12-month period, which reduced some of the opportunities. Bonds that have been on the market for a number of years may be near the point where issuers will exercise their call option. Efforts were made to eliminate some bonds that will soon be subject to call provisions in favor of issues with better call protection.

The general outlook for bonds continues to be rather optimistic. While interest rates aren't likely to decline to the extent they did in the previous year, the U.S. economy has clearly been dealt a setback as a result of the terrorist attacks of September 11. That has given investors more reason to consider putting bonds into their portfolio, at least in the short term. This should help keep bond values relatively stable in the months ahead, and create continued solid investment opportunities for shareholders seeking tax-free income.

--------------------------------------------------------------------------------
ANNUALIZED PERFORMANCE(1)
--------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 2001                                      SINCE INCEPTION(4)
                                 1 YEAR   5 YEARS    10 YEARS     9/24/2001
--------------------------------------------------------------------------------
Class A NAV                       9.61%     5.53%       6.17%           --
--------------------------------------------------------------------------------
Class A POP                       4.94%     4.61%       5.71%           --
--------------------------------------------------------------------------------
Class C NAV                          --        --          --        0.17%
--------------------------------------------------------------------------------
Class C POP                          --        --          --       -1.81%
--------------------------------------------------------------------------------
Class Y                           9.96%     5.76%       6.38%           --
--------------------------------------------------------------------------------
Lehman Municipal Bond Index(3)   10.40%     6.65%       7.05%           --
--------------------------------------------------------------------------------


* Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.


(20     FIRST AMERICAN FUNDS ANNUAL REPORT 2001

MISSOURI TAX FREE


VALUE OF A $10,000 INVESTMENT(1),(2) AS OF SEPTEMBER 30, 2001

[PLOT POINTS CHART]

            FIRST AMERICAN    FIRST AMERICAN    FIRST AMERICAN
              MISSOURI          MISSOURI          MISSOURI           LEHMAN
            TAX FREE FUND,    TAX FREE FUND,    TAX FREE FUND,      MUNICIPAL
             CLASS A NAV       CLASS A POP         CLASS Y        BOND INDEX(3)
           --------------------------------------------------------------------

CLASS A

11/1991         10,000            9,575                              10,000
11/1992         10,993           10,526                              11,003
11/1993         12,150           11,634                              12,222
11/1994         11,404           10,920                              11,580
11/1995         13,502           12,930                              13,769
11/1996         14,098           13,499                              14,580
11/1997         14,981           14,345                              15,626
11/1998         15,927           15,250                              16,839
11/1999         15,593           14,931                              16,659
10/2000         16,592           15,888                              17,887
 9/2001         17,992           17,228                              19,533

CLASS Y

11/1991                                             10,000           10,000
11/1992                                             11,008           11,003
11/1993                                             12,189           12,222
11/1994                                             11,464           11,580
11/1995                                             13,595           13,769
11/1996                                             14,222           14,580
11/1997                                             15,144           15,626
11/1998                                             16,131           16,839
11/1999                                             15,839           16,659
10/2000                                             16,885           17,887
 9/2001                                             18,349           19,533


(1) Past performance does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Index is for illustrative purposes only and is not available for investment.

     Income from tax-exempt funds may be subject to state and local taxes and a portion of income may be subject to the federal alternative minimum tax for certain investors. Federal income tax rules will apply to any capital gains distributions.

     Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assume reinvestment of all distributions at net asset value.

     Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 4.25% for Class A and 1% for Class C shares and the maximum CDSC for Class C shares for the relevant period. Total returns assume reinvestment of all distributions at net asset value.

     On September 24, 2001, the Missouri Tax Free Fund became the successor by merger to the Firstar Missouri Tax-Exempt Bond Fund, a series of Firstar Funds, Inc. Prior to the merger, the First American fund had no assets or liabilities. Performance presented prior to September 24, 2001, represents that of the Firstar Missouri Tax-Exempt Bond Fund. The Firstar Missouri Tax-Exempt Bond Fund was organized on December 11, 2000 and, prior to that was a separate series of Mercantile Mutual Funds, Inc. The Mercantile fund was organized on October 2, 1995 and, prior to that was a separate series of the ARCH Tax-Exempt Trust, which sold shares of the portfolio that were similar to the current Class Y shares of the fund, which have no distribution or shareholder servicing fees. Performance prior to October 2, 1995, reflects performance without such fees.

(2) Performance for Class C shares is not presented. Performance for this class is lower due to higher expenses.

(3) An unmanaged index comprised of fixed-rate, investment-grade tax-exempt bonds with remaining maturities of one year or more.

(4) The performance since inception of the index for each class is calculated from the month end following the inception of the class. Performance for Class C represents cumulative total return as the class has been in operation less than one year.


                                 FIRST AMERICAN FUNDS ANNUAL REPORT 2001     21)

NEBRASKA TAX FREE

INVESTMENT OBJECTIVE: MAXIMUM CURRENT INCOME THAT IS EXEMPT FROM BOTH FEDERAL INCOME TAX AND NEBRASKA STATE INCOME TAX TO THE EXTENT CONSISTENT WITH PRUDENT INVESTMENT RISK



Along with tax-free income, shareholders benefited from solid appreciation in bond values. The First American Nebraska Tax Free Fund earned 4.51% for the period ended September 30, 2001 (Class A shares returned 4.48% on net asset value). The fiscal period began with the fund's inception on February 28. The Lehman Municipal Bond Index was up 4.40% over the same time period*.

Bond investors benefited from a favorable interest-rate environment for most of the year. Outside of a brief reversal in March and April, the trend for interest rates was lower, due in large part to ongoing weakness in the U.S. economy. The economic environment led the Federal Reserve to reduce short-term interest rates consistently throughout the year. In response, yields on shorter-maturity debt securities declined far more significantly than those of longer-term bonds.

The fund, which was launched on February 28, 2001, was able to take full advantage of the decline in interest rates by positioning its portfolio in longer maturing securities. An important benefit in crafting the portfolio was a large increase in the supply of new Nebraska municipal bonds. The fund invested primarily in general obligation bonds along with those tied to utility and health care facilities. The fund has benefited from its 20% allocation in higher-yielding unrated securities. Many bonds issued in Nebraska are from smaller issuers that are not rated by an independent agency. However, unrated securities are determined by the fund's advisor to be of comparable quality to investment-grade securities at the time of purchase.

The general outlook for bonds continues to be rather optimistic. While interest rates aren't likely to decline as they did in the previous year, the U.S. economy has clearly been dealt a setback as a result of the terrorist attacks of September 11. This has given investors more reason to consider putting bonds into their portfolio, at least in the short term. This should help keep bond values relatively stable in the months ahead, and create continued solid investment opportunities for shareholders seeking tax-free income. As the fund continues to build its portfolio, it should be able to identify attractive opportunities in the Nebraska municipal market to benefit shareholders over the long term.

--------------------------------------------------------------------------------
ANNUALIZED PERFORMANCE(1)
--------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 2001                                     SINCE INCEPTION(4)
                                                                 2/28/2001
--------------------------------------------------------------------------------
Class A NAV                                                         4.48%
--------------------------------------------------------------------------------
Class A POP                                                         0.08%
--------------------------------------------------------------------------------
Class C NAV                                                         3.71%
--------------------------------------------------------------------------------
Class C POP                                                         1.69%
--------------------------------------------------------------------------------
Class Y                                                             4.51%
--------------------------------------------------------------------------------
Lehman Municipal Bond Index(3)                                      4.40%
--------------------------------------------------------------------------------


* Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.


(22     FIRST AMERICAN FUNDS ANNUAL REPORT 2001

NEBRASKA TAX FREE


VALUE OF A $10,000 INVESTMENT(1),(2) AS OF SEPTEMBER 30, 2001

[PLOT POINTS CHART]

            FIRST AMERICAN    FIRST AMERICAN    FIRST AMERICAN
               NEBRASKA          NEBRASKA          NEBRASKA          LEHMAN
            TAX FREE FUND,    TAX FREE FUND,    TAX FREE FUND,      MUNICIPAL
             CLASS A NAV       CLASS A POP         CLASS Y        BOND INDEX(3)
           --------------------------------------------------------------------

CLASS A

2/2001          10,000            9,579                              10,000
9/2001          10,448           10,008                              10,451

CLASS Y

2/2001                                              10,000           10,000
9/2001                                              10,451           10,440


(1) Past performance does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Index is for illustrative purposes only and is not available for investment.

     Income from tax-exempt funds may be subject to state and local taxes and a portion of income may be subject to the federal alternative minimum tax for certain investors. Federal income tax rules will apply to any capital gains distributions.

     Total returns at net asset value ("NAV") reflects performance over the time period indicated without including the fund's maximum sales charge and assume reinvestment of all distributions at net asset value.

     Total returns at public offering price ("POP") reflects performance over the time period indicated including maximum sales charges of 4.25% for Class A and 1% for Class C shares and the maximum CDSC for Class C shares for the relevant period. Total returns assume reinvestment of all distributions at net asset value.

(2) Performance for Class C shares is not presented. Performance of this class is lower due to higher expenses.

(3) An unmanaged index comprised of fixed-rate, investment-grade tax-exempt bonds with remaining maturities of one year or more.

(4) The performance since inception of the index for each class is calculated from the month end following the inception of the class. Performance of the fund and the index represents cumulative total return as the fund has been in operation less than one year.


                                 FIRST AMERICAN FUNDS ANNUAL REPORT 2001     23)

OREGON INTERMEDIATE TAX FREE

INVESTMENT OBJECTIVE: CURRENT INCOME THAT IS EXEMPT FROM BOTH FEDERAL INCOME TAX AND OREGON STATE INCOME TAX TO THE EXTENT CONSISTENT WITH PRESERVATION OF CAPITAL



Bond investors were able to benefit from the effects of a slow-growth U.S. economy. The First American Oregon Intermediate Tax Free Fund posted a return of 9.08% for the fiscal year ended September 30, 2001 (Class A shares returned 9.08% on net asset value). During the same 12-month period, the Lehman 7-year Municipal Bond Index was up 9.69%*.

Interest rates on municipal bonds tended to move lower throughout the year, boosting bond values in the market. Except for a brief reversal in the spring of 2001, tax-free bonds enjoyed a declining yield environment throughout the period. Short-term rates tended to fall further than those of longer-term bonds, but the general environment proved favorable for the fund.

The fund typically invests in tax-free bonds from high-quality issuers. This is where the bulk of the opportunity can be found in the Oregon municipal bond market. The fund was aggressively positioned early in the fiscal year to benefit from a declining interest-rate environment. The position was pulled back to a bit more defensive stance early in 2001, but by May, it returned to its previous approach with a focus on longer-maturity securities.

The portfolio was also restructured a bit during the year to provide some protection from issuers who would soon be able to call back some of their bonds. The fund reduced holdings in bonds that could be called in 2006 and 2007 and added issues not callable until 2011.

Although the events of September 11 are likely to keep the U.S. economy in a slump for the near term, interest rates may not have an opportunity to fall much further than they have to date. Given that, the portfolio will probably be adjusted in a more defensive manner. A specific concern with Oregon's economy is that it has a very high unemployment rate. Still, most municipal bond issuers are in good financial shape, and if the U.S. economy regains strength in the next year, Oregon's economy should perform well.

-----------------------------------------------------------------------------------
ANNUALIZED PERFORMANCE(1)
-----------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 2001                                         SINCE INCEPTION(3)
                                       1 YEAR  5 YEARS   10 YEARS    2/1/1999
-----------------------------------------------------------------------------------
Class A NAV                             9.08%       --         --       4.27%
-----------------------------------------------------------------------------------
Class A POP                             6.68%       --         --       3.37%
-----------------------------------------------------------------------------------
Class Y                                 9.08%    5.36%      5.51%          --
-----------------------------------------------------------------------------------
Lehman 7-Year Municipal Bond Index(2)   9.69%    6.37%      6.62%       5.22%
-----------------------------------------------------------------------------------


* Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.


(24     FIRST AMERICAN FUNDS ANNUAL REPORT 2001

OREGON INTERMEDIATE TAX FREE


VALUE OF A $10,000 INVESTMENT(1),(2) AS OF SEPTEMBER 30, 2001

[PLOT POINTS CHART]

            FIRST AMERICAN    FIRST AMERICAN    FIRST AMERICAN
                OREGON            OREGON            OREGON          LEHMAN
             INTERMEDIATE      INTERMEDIATE      INTERMEDIATE       7-YEAR
            TAX FREE FUND,    TAX FREE FUND,    TAX FREE FUND,     MUNICIPAL
             CLASS A NAV       CLASS A POP         CLASS Y       BOND INDEX(2)
           -------------------------------------------------------------------

CLASS A

2/1999         10,000             9,771                              10,000
9/1999          9,778             9,554                               9,907
9/2000         10,246            10,011                              10,501
9/2001         11,177            10,921                              11,518

CLASS Y

9/1991                                               10,000          10,000
9/1992                                               10,855          10,980
9/1993                                               11,866          12,179
9/1994                                               11,761          12,102
9/1995                                               12,694          13,341
9/1996                                               13,166          13,934
9/1997                                               14,123          15,046
9/1998                                               15,064          16,230
9/1999                                               14,964          16,324
9/2000                                               15,674          17,303
9/2001                                               17,098          18,979


(1) Past performance does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Index is for illustrative purposes only and is not available for investment.

     Income from tax-exempt funds may be subject to state and local taxes and a portion of income may be subject to the federal alternative minimum tax for certain investors. Federal income tax rules will apply to any capital gains distributions.

     Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assume reinvestment of all distributions at net asset value.

     Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 2.25% for Class A. Total returns assume reinvestment of all distributions at net asset value.

     Performance prior to August 8, 1997, is that of Oregon Municipal Bond Trust Fund, a predecessor common trust fund. On August 8, 1997, substantially all of the assets of Oregon Municipal Bond Trust Fund were transferred into Oregon Intermediate Tax Free Fund. The objectives, policies, and guidelines of the two funds were, in all material respects, identical. Oregon Municipal Bond Trust Fund was not registered under the Investment Company Act of 1940 and therefore was not subject to certain investment restrictions that might have adversely affected performance.

(2) An unmanaged index comprised of fixed-rate, investment-grade tax-exempt bonds with remaining maturities between six and eight years.

(3) The performance since inception of the index for each class is calculated from the month end following the inception of the class.


                                 FIRST AMERICAN FUNDS ANNUAL REPORT 2001     25)

TAX FREE

INVESTMENT OBJECTIVE: MAXIMUM CURRENT INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX TO THE EXTENT CONSISTENT WITH PRUDENT INVESTMENT RISK



It was a positive year for investors seeking solid returns with tax-free income. The First American Tax Free Fund took advantage of the favorable environment for bonds, gaining 10.15% for the year ended September 30, 2001 (Class A shares returned 9.75% on net asset value). The Lehman Municipal Bond Index was up 10.40% during the same 12-month timeframe*. Late in the fiscal year, the First American Tax Free Fund merged with the Firstar National Municipal Bond Fund.

Bond yields generally declined over the year, as signs of a slowing U.S. economy became more apparent. As anticipated, the Federal Reserve began trimming short-term interest rates in January, a strategy that continued throughout the rest of the fiscal year. In anticipation of those moves, bond yields dropped significantly in the closing months of 2000 and into January 2001. Rates slowly moved higher until May then declined slightly through the end of the fiscal year. Short-term yields fell far more dramatically than those on the long end of the yield curve.

The fund capitalized on favorable interest-rate trends in the first months of the fiscal year by taking an aggressive stance in the portfolio. Much of the fund's positive performance for the fiscal year was generated during this period. The aggressive position was pulled back early in 2001, but maturities were extended again later in the year as the interest-rate environment turned favorable once again. The best performing bonds in the portfolio came from health care issuers. Bonds of higher-quality issuers also enjoyed some of the best results during the year.

The general outlook for bonds continues to be rather optimistic. Some of the best values appear to be in higher-yielding, unrated bonds, which are attractively priced in the current market. While interest rates aren't likely to decline as they did in the previous year, the U.S. economy has clearly been dealt a setback as a result of the terrorist attacks of September 11. This has given investors more reason to consider putting bonds into their portfolio, at least in the short term. This should help keep bond values relatively stable in the coming months, and create continued solid investment opportunities for shareholders seeking tax-free income.

--------------------------------------------------------------------------------
ANNUALIZED PERFORMANCE(1)
--------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 2001                                    SINCE INCEPTION(4)
                                                        ------------------------
                                              1 YEAR     11/14/1996   9/24/2001
--------------------------------------------------------------------------------
Class A NAV                                    9.75%          5.81%          --
--------------------------------------------------------------------------------
Class A POP                                    5.11%          4.87%          --
--------------------------------------------------------------------------------
Class C NAV                                       --             --       0.27%
--------------------------------------------------------------------------------
Class C POP                                       --             --      -1.71%
--------------------------------------------------------------------------------
Class Y                                       10.15%          6.00%          --
--------------------------------------------------------------------------------
Lehman Municipal Bond Index(3)                10.40%          6.52%          --
--------------------------------------------------------------------------------

* Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.


(26     FIRST AMERICAN FUNDS ANNUAL REPORT 2001

TAX FREE


VALUE OF A $10,000 INVESTMENT(1),(2) AS OF SEPTEMBER 30, 2001

[PLOT POINTS CHART]

            FIRST AMERICAN    FIRST AMERICAN    FIRST AMERICAN       LEHMAN
            TAX FREE FUND,    TAX FREE FUND,    TAX FREE FUND,      MUNICIPAL
             CLASS A NAV       CLASS A POP         CLASS Y        BOND INDEX(3)
           --------------------------------------------------------------------

CLASS A

11/1996        10,000             9,575                              10,000
11/1997        10,838            10,378                              10,718
11/1998        11,663            11,168                              11,550
11/1999        11,323            10,842                              11,426
10/2000        12,171            11,655                              12,268
 9/2001        13,171            12,612                              13,398

CLASS Y

11/1996                                             10,000           10,000
11/1997                                             10,874           10,718
11/1998                                             11,724           11,550
11/1999                                             11,375           11,426
10/2000                                             12,238           12,268
 9/2001                                             13,289           13,398


(1) Past performance does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Index is for illustrative purposes only and is not available for investment.

     Income from tax-exempt funds may be subject to state and local taxes and a portion of income may be subject to the federal alternative minimum tax for certain investors. Federal income tax rules will apply to any capital gains distributions.

     Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assume reinvestment of all distributions at net asset value.

     Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 4.25% for Class A and 1% for Class C shares and the maximum CDSC for Class C shares for the relevant period. Total returns assume reinvestment of all distributions at net asset value.

     On September 24, 2001, the First American Tax Free Fund merged with the Firstar National Municipal Bond Fund. Performance history prior to September 24, 2001 represents that of the Firstar National Municipal Bond Fund.

(2) Performance of Class C shares is not presented. Performance of this class is lower due to higher expenses.

(3) An unmanaged index comprised of fixed-rate, investment-grade tax-exempt bonds with remaining maturities of one year or more.

(4) The performance since inception of the index for each class is calculated from the month end following the inception of the class. Performance for Class C represents cumulative total return as the class has been in operation less than one year.


                                 FIRST AMERICAN FUNDS ANNUAL REPORT 2001     27)

                 (This page has been left blank intentionally.)

REPORT OF INDEPENDENT AUDITORS


To the Shareholders and Board of Directors
First American Investment Funds, Inc.

We have audited the accompanying statements of net assets of the Arizona Tax Free, California Intermediate Tax Free, California Tax Free, Colorado Intermediate Tax Free, Colorado Tax Free, Intermediate Tax Free, Minnesota Intermediate Tax Free, Minnesota Tax Free, Missouri Tax Free, Nebraska Tax Free, Oregon Intermediate Tax Free and Tax Free Funds (certain funds constituting First American Investment Funds, Inc.) (the "Funds") as of September 30, 2001, and the related statements of operations and the statements of changes in net assets and financial highlights for each of the periods indicated herein, except as noted below. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the California Intermediate Tax Free, Colorado Intermediate Tax Free, Intermediate Tax Free, Minnesota Intermediate Tax Free, Minnesota Tax Free, and Oregon Intermediate Tax Free Funds for the periods presented through September 30, 1998, were audited by other auditors whose report dated November 13, 1998, expressed an unqualified opinion on those financial highlights. The statements of operations and changes in net assets and financial highlights of the Missouri Tax Free and Tax Free Funds for the periods presented through October 31, 2000, were audited by other auditors whose reports dated December 29, 2000 and January 21, 2001 expressed unqualified opinions on those financial statements and financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2001, by correspondence with the custodian and brokers. As to certain securities relating to uncompleted transactions, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights audited by us as referred to above, present fairly, in all material respects, the financial position of each of the Funds listed above of First American Investment Funds, Inc. at September 30, 2001, and the results of their operations, the changes in their net assets and their financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States.


                                        /s/ Ernst & Young LLP

Minneapolis, Minnesota
November 16, 2001

                                 FIRST AMERICAN FUNDS ANNUAL REPORT 2001     29)

STATEMENTS OF NET ASSETS September 30, 2001

ARIZONA TAX FREE FUND

DESCRIPTION                                              PAR (000)  VALUE (000)
-------------------------------------------------------------------------------
MUNICIPAL BONDS - 94.2%
REVENUE BONDS - 67.4%
AUTHORITY - 1.0%
Greater Arizona Infrastructure Development
 Authority, Series A, Callable 08/01/08 @ 102 (MBIA)
   5.625%, 08/01/20                                        $   200      $   211
                                                                        -------
BUILDING - 8.0%
Gilbert Industrial Development Authority,
 Southwest Student Services,
 Callable 02/01/09 @ 102
   5.850%, 02/01/19                                          1,300        1,257
Navajo County Municipal Property Corporation,
 Jail Facility (ACA)
   5.625%, 07/01/09                                            310          335
Puerto Rico Public Buildings Authority, Series L,
 Callable 07/01/03 @ 101.5 (COMGTY)
   5.750%, 07/01/16                                            150          155
                                                                        -------
                                                                          1,747
                                                                        -------
EDUCATION - 9.6%
Arizona Student Loan Acquisition Authority,
 Series A, Callable 11/01/09 @ 102 (AMT)
   5.900%, 05/01/24                                            100          103
Glendale Industrial Development Authority,
 Callable 05/15/11 @ 101
   5.750%, 05/15/21                                            250          257
Pima County Industrial Development Authority,
 Callable 07/01/10 @ 100
   6.250%, 07/01/13                                            740          766
Puerto Rico, Ana G. Mendez University Project,
 Callable 02/01/09 @ 101
   5.375%, 02/01/19                                            825          819
University of Arizona Board of Regents, Series A,
 Callable 12/01/09 @ 100 (FGIC)
   5.800%, 06/01/24                                            150          160
                                                                        -------
                                                                          2,105
                                                                        -------
HEALTHCARE - 8.0%
Arizona Health Facilities Authority, Phoenix
 Childrens Hospital, Series A
   5.375%, 11/15/09                                            300          316
Johnson City, Tennessee Health & Elderly
 Facilities Authority, Callable 07/01/12 @ 103
   7.500%, 07/01/25                                            100          109
Mesa Industrial Development Authority,
 Discovery Health Systems, Series A,
 Callable 01/01/10 @ 101 (MBIA)
   5.750%, 01/01/25                                            500          530
   5.625%, 01/01/29                                            500          522
Yuma Industrial Development Authority, Yuma
 Regional Medical Center,
 Callable 08/01/07 @ 102 (MBIA)
   5.500%, 08/01/17                                            250          261
                                                                        -------
                                                                          1,738
                                                                        -------
HOUSING - 13.3%
Douglas Community Housing Corporation,
 Rancho La Perilla, Callable 01/20/10 @ 102 (GNMA)
   5.900%, 07/20/20                                            500          522
   6.000%, 07/20/25                                            475          495

ARIZONA TAX FREE FUND (CONTINUED)

DESCRIPTION                                              PAR (000)  VALUE (000)
-------------------------------------------------------------------------------
Maricopa County Industrial Development
 Authority, Avalon Apartments, Series A,
 Callable 04/01/10 @ 102 (AG)
   6.100%, 04/01/13                                        $   105      $   113
   6.350%, 04/01/30                                            200          210
Maricopa County Industrial Development
 Authority, Bay Club at Mesa Cove, Series A,
 Callable 09/01/10 @ 103 (MBIA)
   5.700%, 09/01/20                                            400          418
Maricopa County Industrial Development
 Authority, Single Family Mortgages,
 Series B-2, Callable 01/01/10 @ 101.5 (AMT)
 (FNMA) (GNMA)
   5.750%, 01/01/13                                            155          167
Maricopa County Industrial Development
 Authority, Sun King Apartments, Series A,
 Callable 05/01/10 @ 102
   6.750%, 11/01/18                                            260          283
   6.750%, 05/01/31                                            200          213
Phoenix Industrial Development Authority, The
 Phoenix Authority, Series 1A,
 Callable 06/01/10 @ 102 (GNMA)
 (FNMA) (FHLMC)
   5.875%, 06/01/16                                            155          167
Pima County Industrial Development Authority,
 Pia of Fountain Village Apartments,
 Callable 12/20/10 @ 103 (GNMA)
   5.550%, 12/20/20                                            300          311
                                                                        -------
                                                                          2,899
                                                                        -------
TAX REVENUE - 6.3%
Oro Valley, Excise Tax, Callable 07/01/10 @ 101 (AMBAC)
   5.200%, 07/01/14                                            400          420
Phoenix Civic Improvements, Callable 07/01/09 @ 101
   5.750%, 07/01/16                                            300          325
Surprise Municipal Property Corporation,
 Callable 07/01/09 @ 101 (FGIC)
   5.700%, 07/01/20                                            300          319
Tempe, Excise Tax, Series A, Callable 07/01/09 @ 100
   5.625%, 07/01/20                                            300          314
                                                                        -------
                                                                          1,378
                                                                        -------
TRANSPORTATION - 7.6%
Arizona State Transportation Highway Board,
 Callable 07/01/09 @ 100
   5.750%, 07/01/18                                            200          214
Arizona State Transportation Highway Board,
 Series A
   5.000%, 07/01/09                                            400          428
Mesa Street & Highway Improvements,
 Callable 07/01/09 @ 100 (FSA)
   5.100%, 07/01/14                                            500          520
   5.500%, 07/01/16                                            100          106
Puerto Rico Commonwealth, Highway &
 Transportation Authority, Series X,
 Callable 07/01/03 @ 101.5
   5.500%, 07/01/19                                             75           77
Tucson Street & Highway Improvements, Series
 1994-E, Callable 07/01/10 @ 100 (FGIC)
   5.000%, 07/01/18                                            300          303
                                                                        -------
                                                                          1,648
                                                                        -------


The accompanying notes are an integral part of the financial statements.

(30     FIRST AMERICAN FUNDS ANNUAL REPORT 2001

DESCRIPTION                                              PAR (000)  VALUE (000)
-------------------------------------------------------------------------------
UTILITIES - 13.6%
Chandler Water & Sewer Improvements,
 Callable 07/01/10 @ 100 (FSA)
   5.800%, 07/01/17                                        $   250      $   273
Oro Valley Municipal Water Systems,
 Callable 07/01/08 @ 101 (MBIA)
   5.550%, 07/01/17                                            100          106
Oro Valley Water Development Fee,
 Callable 07/01/02 @ 100
   6.100%, 01/01/04                                             95           95
Peoria Water & Sewer, Callable 07/01/09 @ 100 (FGIC)
   5.000%, 07/01/13                                            400          418
Phoenix Civic Improvements Water System,
   5.125%, 07/01/14                                            225          241
Phoenix Civic Improvements Water System,
 Callable 07/01/11 @ 100
   5.000%, 07/01/20                                            750          748
Phoenix Civic Improvements Water System,
 Pre-refunded 07/01/04 @ 102
   5.500%, 07/01/24 (A)                                        100          110
Puerto Rico Electric Power Authority, Series X,
 Callable 07/01/05 @ 100
   5.500%, 07/01/25                                            100          102
Salt River Project, Agricultural Improvement &
 Power District, Series A,
 Callable 01/01/03 @ 100
   5.500%, 01/01/19                                            135          136
Salt River Project, Agricultural Improvement &
 Power District, Series B,
 Callable 01/01/03 @ 102
   5.250%, 01/01/19                                            110          111
Salt River Project, Agricultural Improvement &
 Power District, Series C,
 Callable 01/01/02 @ 100
   5.500%, 01/01/28                                            165          165
Tucson Water, Series 1994-A (MBIA)
   6.250%, 07/01/16                                            170          200
Tucson Water, Series D, Callable 07/01/09 @
 100 (FGIC)
   5.400%, 07/01/17                                            250          261
                                                                        -------
                                                                          2,966
                                                                        -------
TOTAL REVENUE BONDS                                                      14,692
                                                                        -------
GENERAL OBLIGATIONS - 22.8%
Chandler Public & Recreational Improvements,
 Callable, 07/01/10 @ 101
   5.800%, 07/01/18                                            250          272
Maricopa County School District #11,
 Peoria Unit, Callable 07/01/09 @ 101 (FGIC)
   5.500%, 07/01/14                                            100          108
   5.500%, 07/01/15                                            120          129
Maricopa County School District #11, Peoria Unit,
   5.250%, 07/01/10                                            500          545
Mesa, Callable 07/01/09 @ 100 (FGIC)
   5.000%, 07/01/18                                            250          253
Peoria, Callable 04/01/09 @ 100 (FGIC)
   5.400%, 04/01/15                                            100          106
   5.000%, 04/01/18                                            575          580
   5.000%, 04/01/19                                            125          125

ARIZONA TAX FREE FUND (CONTINUED)

DESCRIPTION                                       PAR (000)/SHARES  VALUE (000)
-------------------------------------------------------------------------------
Phoenix, Callable 07/01/07 @ 102
   5.250%, 07/01/20                                        $   250      $   255
Phoenix, Callable 07/01/10 @ 100
   5.250%, 07/01/19                                            350          358
   5.375%, 07/01/25                                            750          771
Pima County Unified School District #12,
 Sunnyside, Callable 07/01/09 @ 100 (FGIC)
   5.300%, 07/01/13                                            150          159
Pima County Unified School District #6, Marana,
 Series A, Callable 07/01/10 @ 100 (FGIC)
   5.250%, 07/01/15                                            250          263
Puerto Rico Commonwealth, Callable 07/01/12
 @ 100 (FSA)
   5.050%, 07/01/20                                            500          507
Scottsdale, Pre-refunded 07/01/09 @ 100
   5.500%, 07/01/22 (A)                                        250          277
Tucson
   5.500%, 07/01/18                                            250          271
                                                                        -------
TOTAL GENERAL OBLIGATIONS                                                 4,979
                                                                        -------
CERTIFICATES OF PARTICIPATION - 4.0%
El Mirage, Callable 02/01/02 @ 100
   6.625%, 08/01/11                                            200          200
   6.900%, 08/01/16                                            300          301
Tucson, Callable 07/01/08 @ 100 (MBIA)
   5.500%, 07/01/15                                            200          211
University of Arizona Parking & Student Housing
 Authority, Callable 06/01/09 @ 100 (AMBAC)
   5.750%, 06/01/19                                            140          149
                                                                        -------
TOTAL CERTIFICATES OF PARTICIPATION                                         861
                                                                        -------
TOTAL MUNICIPAL BONDS                                                    20,532
                                                                        -------
MONEY MARKET FUND - 4.7%
Federated Arizona Municipal Money Market
 Fund                                                    1,026,474        1,026
                                                                        -------
TOTAL MONEY MARKET FUND                                                   1,026
                                                                        -------
TOTAL INVESTMENTS - 98.9%
   (Cost $20,421)                                                        21,558
                                                                        -------
OTHER ASSETS AND LIABILITIES, NET - 1.1%                                    238
                                                                        -------

                                 FIRST AMERICAN FUNDS ANNUAL REPORT 2001     31)

STATEMENTS OF NET ASSETS September 30, 2001

ARIZONA TAX FREE FUND (CONCLUDED)

DESCRIPTION                                                         VALUE (000)
-------------------------------------------------------------------------------
NET ASSETS:
Portfolio capital                                                      $ 20,616
Undistributed net investment income                                          20
Accumulated net realized gain on investments                                 23
Net unrealized appreciation of investments                                1,137
                                                                       --------
TOTAL NET ASSETS - 100%                                                $ 21,796
                                                                       --------
CLASS A:
Net asset value and redemption price per share (net assets of
 $13,971,265 and 1,270,984 shares of capital stock issued and
 outstanding)(E)                                                       $  10.99
Maximum sales charge of 4.25%                                              0.49
                                                                       --------
Offering price per share(B)                                            $  11.48
                                                                       --------
CLASS C:
Net asset value and redemption price per share (net assets of
 $2,002,869 and 182,386 shares of capital stock issued and
 outstanding)(C)(E)                                                    $  10.98
Maximum sales charge of 1.00%                                              0.11
                                                                       --------
Offering price per share(D)                                            $  11.09
                                                                       --------
CLASS Y:
Net asset value, offering price and redemption price per share
 (net assets of $5,822,154 and 529,615 shares of capital stock
 issued and outstanding)(E)                                            $  10.99
                                                                       --------

(A)Pre-refunded issues are typically backed by U.S. Government obligations or municipal bonds. These bonds mature at the call date and price indicated.
(B)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 4.25%.
(C)Class C has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.
(D)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.
(E)$0.0001 par value - 2 billion authorized

ACA - American Capital Access
AG - Asset Guaranty
AMBAC - American Municipal Bond Assurance Corporation
AMT - Alternative Minimum Tax. As of September 30, 2001, the aggregate market value of securities subject to the AMT was $270,133, which represents 1.2% of net assets.
COMGTY - Commonwealth Guaranty
FGIC - Financial Guaranty Insurance Corporation
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance
GNMA - Government National Mortgage Association
MBIA - Municipal Bond Insurance Association

CALIFORNIA INTERMEDIATE TAX FREE FUND

DESCRIPTION                                              PAR (000)  VALUE (000)
-------------------------------------------------------------------------------
MUNICIPAL BONDS - 97.0%
REVENUE BONDS - 52.1%
BUILDING - 2.4%
California State Public Works Board,
   Callable 11/01/09 @ 101 (MLO) (MBIA)
   5.200%, 11/01/12                                        $   500      $   542
California State Public Works, Department of
 Corrections, Series A (AMBAC) (MLO)
   6.000%, 01/01/06                                            545          605
                                                                       --------
                                                                          1,147
                                                                       --------
EDUCATION - 9.1%
ABAG Financial Authority, Schools of the Sacred
 Heart, Series A
   5.800%, 06/01/08                                            200          215
Aztec Shops Ltd., California State Auxiliary
 Organization, Callable 09/01/10 @ 101
   5.400%, 09/01/11                                          1,035        1,080
California State Higher Educational Facilities
 Authority, Fresno Pacific University, Series A
   5.300%, 03/01/04                                            255          266
   5.650%, 03/01/07                                            380          409
   5.750%, 03/01/08                                            400          434
California State Higher Educational Facilities
 Authority, Occidental College Project,
 Callable 10/01/07 @ 102 (MBIA)
   5.300%, 10/01/10                                            500          547
California State Higher Educational Facilities
 Authority, University of La Verne & Western
 University of Heath Sciences, Series B
   6.000%, 06/01/10                                            495          538
California State Higher Educational Facilities
 Authority, University of Redlands, Series A
   5.550%, 06/01/09                                            225          247
California State Higher Educational Facilities
 Authority, University of Redlands, Series A,
 Callable 06/01/10 @ 101
   5.700%, 06/01/11                                            250          277
   5.750%, 06/01/12                                            260          288
                                                                       --------
                                                                          4,301
                                                                       --------
HEALTHCARE - 6.3%
California State Communities Development
 Authority, Hospital of Monterey Peninsula,
 Callable 08/15/08 @ 101 (MBIA)
   5.250%, 08/15/09                                            500          551
California State Health Facilities Authority, Casa
 de las Campanas, Series A,
 Callable 08/01/08 @ 100 (CMI)
   5.375%, 08/01/09                                            250          270
California Statewide Communities Development
 Authority, Los Angeles Orthopedic Hospital
 Foundation, Callable 06/01/07 @ 101 (AMBAC)
   5.000%, 06/01/12                                            150          158
John C. Fremont Hospital District, Health Facility (CMI)
   6.000%, 06/01/04                                            190          204
Marysville Hospital, Fremont Rideout Health
 Project, Series A, Callable 07/01/08 @ 103 (AMBAC)
   5.000%, 01/01/10                                            500          540


The accompanying notes are an integral part of the financial statements.

(32     FIRST AMERICAN FUNDS ANNUAL REPORT 2001

DESCRIPTION                                              PAR (000)  VALUE (000)
-------------------------------------------------------------------------------
Palomar Pomerado, Health Systems (MBIA)
   4.600%, 11/01/08                                        $   500      $   532
Puerto Rico Industrial, Tourist, Educational,
 Medical & Environmental Control Facilities,
 Hospital de la Concepcion, Series A
   5.500%, 11/15/09                                            650          713
                                                                       --------
                                                                          2,968
                                                                       --------
HOUSING - 7.6%
ABAG Financial Authority, Archstone Redwood
 Housing Project, Series A
   5.300%, 10/01/08                                            790          796
California Rural Home Mortgage Finance
 Authority, Single Family Mortgage, Series D
 (AMT) (FNMA) (GNMA)
   5.250%, 06/01/10                                            270          287
California State Housing Finance Agency,
 Series E (MBIA)
   5.850%, 08/01/04                                            150          154
California State Housing Finance Agency,
 Series G, Callable 08/01/04 @ 102
   6.550%, 02/01/05                                            150          155
California Statewide Communities Development
 Authority, Archstone Communities Trust,
 Mandatory Put 06/01/08 @ 100
   5.300%, 06/01/29                                            500          518
California Statewide Communities Development
 Authority, Archstone Seascape,
 Mandatory Put 06/01/08 @ 100
   5.250%, 06/01/29                                            500          517
California Statewide Communities Development
 Authority, Evans Withycombe,
 Mandatory Put 06/15/09 @ 100
   5.200%, 12/01/29                                            500          514
Redondo Beach Redevelopment Agency,
 Residential Mortgages, Series A (FNMA)
   5.150%, 06/01/03                                             30           30
Sacramento County Multifamily Housing,
 Fairways Apartments, Callable 11/01/01
 @ 100 (FNMA)
   5.875%, 02/01/08                                             80           80
Sacramento County Multifamily Housing,
 Parcwood Apartments, Series B, Mandatory
 Put 09/01/02 @ 100 (HSBC)
   4.800%, 03/01/06                                            500          510
                                                                       --------
                                                                          3,561
                                                                       --------
MISCELLANEOUS - 0.6%
Children's Trust Fund, Puerto Rico Tobacco
 Settlement Issue
   5.000%, 07/01/08                                            250          263
                                                                       --------
SANITATION DISTRICT - 1.2%
Los Angeles Municipal Improvement Corporation
 Sanitation Equipment, Series A (FSA) (MLO)
   6.000%, 02/01/07                                            500          564
                                                                       --------
SCHOOL DISTRICT - 3.8%
Golden West Schools Financing Authority,
 Series A (MBIA)
   5.700%, 02/01/13                                            720          820
   5.750%, 02/01/14                                            520          594
Golden West Schools Financing Authority,
 Series A, Zero Coupon Bond (MBIA)
   5.000%, 02/01/12 (A)                                        535          342
                                                                       --------
                                                                          1,756
                                                                       --------

CALIFORNIA INTERMEDIATE TAX FREE FUND (CONTINUED)

DESCRIPTION                                              PAR (000)  VALUE (000)
-------------------------------------------------------------------------------
TAX REVENUE - 4.2%
Long Beach Community Facilities District #5,
 Towne Center Special Tax, Callable 10/01/06
 @ 102
   6.100%, 10/01/12                                        $   165      $   175
Los Angeles County Transportation Commission,
 Series B (FGIC)
   5.875%, 07/01/02                                            250          257
   6.000%, 07/01/04                                            250          272
Mt. Diablo Unified School District #1,
 Community Facilities Project, Callable
 08/01/02 @ 102 (AMBAC)
   5.800%, 08/01/03                                            100          105
Orange County Transportation Authority Measure
 M Project, Callable 02/15/02 @ 102
   5.700%, 02/15/03                                            900          929
William S. Hart Joint School Financing Authority,
 Special Tax, Callable 09/01/05 @ 102 (FSA)
   6.100%, 09/01/06                                            200          225
                                                                       --------
                                                                          1,963
                                                                       --------
TRANSPORTATION - 4.9%
San Francisco Bay Area Transportation
 Financing Authority, Bridge Toll (ACA)
   5.500%, 08/01/05                                            690          739
San Francisco City & County, Airport
 Commission, Second Series, Callable 05/01/04
 @ 101 (AMT) (FGIC)
   5.400%, 05/01/06                                            500          530
San Francisco City & County International
 Airports Commission, SFO Fuel, Series A (FSA) (AMT)
   5.250%, 01/01/07                                            450          485
San Francisco City & County International
 Airports Commission, Second Series, Issue 25
 (FSA) (AMT)
   5.500%, 05/01/08                                            500          549
                                                                       --------
                                                                          2,303
                                                                       --------
UTILITIES - 12.0%
California Resource Efficiency Financing
 Authority, First Resource Efficiency Project (AMBAC)
   5.200%, 07/01/02                                            500          512
California State Department of Water, Central
 Valley Project, Series O, Callable 12/01/05 @ 101
   5.000%, 12/01/12                                            500          523
California State Department of Water, Central
 Valley Project, Series P, Pre-refunded 06/01/06 @ 101
   5.300%, 12/01/07 (B)                                        750          834
Chino Basin Regional Financing Authority, Inland
 Empire Utility Agency Sewer Project,
 Callable 11/01/09 @ 101 (MBIA)
   5.200%, 11/01/11                                            405          444
Contra Costa Water District, Series G (MBIA)
   5.400%, 10/01/03                                            500          529
Inland Empire Solid Waste Authority, Landfill
 Improvement Financing Project, Series B,
 Escrowed to Maturity (FSA) (AMT)
   5.750%, 02/01/04                                            500          534
Los Angeles Department of Water & Power,
 Pre-refunded 04/15/02 @ 102
   6.100%, 04/15/03 (B)                                        250          260


                                 FIRST AMERICAN FUNDS ANNUAL REPORT 2001     33)

STATEMENTS OF NET ASSETS September 30, 2001

DESCRIPTION                                              PAR (000)  VALUE (000)
-------------------------------------------------------------------------------
Metropolitan Water District of Southern
 California, Series B, Callable 07/01/06 @ 102
 (MBIA)
   4.875%, 07/01/10                                        $   500      $   531
   5.000%, 07/01/14                                            500          520
Northern California Transmission Authority,
 Cal-Ore Project, Series A (MBIA)
   6.000%, 05/01/02                                            100          102
Redding Joint Powers Finance Authority, Waste
 Water Project, Series A, Callable 12/01/02
 @ 102 (FGIC)
   5.600%, 12/01/03                                            100          106
Richmond Waste Water Systems,
 Callable 08/01/09 @ 102 (FGIC)
   5.200%, 08/01/11                                            500          551
South County Regional Waste Water Authority
 (FGIC)
   5.600%, 08/01/02                                            100          103
Turlock Irrigation District, Series A,
 Callable 07/01/02 @ 102 (MBIA)
   6.000%, 01/01/04                                            100          105
                                                                       --------
                                                                          5,654
                                                                       --------
TOTAL REVENUE BONDS                                                      24,480
                                                                       --------
GENERAL OBLIGATIONS - 29.2%
Alisal Unified School District, Series C,
 Zero Coupon Bond (FGIC)
   5.050%, 08/01/08 (A)                                        860          662
California State (AMBAC)
   6.300%, 11/01/02                                            300          313
Foothill-De Anza Community College District,
 Callable 08/01/10 @ 101
   6.000%, 08/01/11                                            300          349
Fresno Unified School District, Series A (MBIA)
   6.050%, 08/01/11                                            500          586
Industry, Pre-refunded 07/01/02 @ 100.25 (FGIC)
   5.800%, 07/01/04 (B)                                        100          103
Jefferson Union High School District, San Mateo
 County, Series A (MBIA)
   6.250%, 02/01/14                                            300          357
La Canada Unified School District (FGIC)
   5.100%, 08/01/03                                            400          419
Lancaster School District, Series A,
 Zero Coupon Bond (FGIC)
   5.350%, 08/01/21 (A)                                        415          149
Lemon Grove School District, Election of
 1998-B, Zero Coupon Bond (FSA)
   3.329%, 11/01/20 (A)                                        375          139
Los Angeles, Series A,
 Pre-refunded 09/01/04 @ 102 (MBIA)
   5.800%, 09/01/07 (B)                                        250          278
Los Angeles County Public Works Financing
 Authority, Regional Park & Open Space
 District, Series A, Callable 10/01/07 @ 101
   5.000%, 10/01/19                                            265          269
Los Angeles County Public Works Financing
 Authority, Regional Park & Open Space
 District, Series A, Escrowed to Maturity
   5.500%, 10/01/02                                            500          517
   5.625%, 10/01/03                                            500          533
Los Angeles Public Works,
 Callable 03/01/03 @102
   4.800%, 03/01/04                                            150          157

CALIFORNIA INTERMEDIATE TAX FREE FUND (CONTINUED)

DESCRIPTION                                              PAR (000)  VALUE (000)
-------------------------------------------------------------------------------
Montebello Unified School District,
 Zero Coupon Bond (MBIA)
   10.398%, 08/01/21 (A)                                   $   700      $   251
Newhall School District, Series A,
 Callable 05/01/10 @ 101 (FSA)
   5.500%, 05/01/11                                            540          606
Oxnard School District (MBIA)
   5.000%, 08/01/05                                            600          646
Pomona School District, Series A (MBIA)
   5.450%, 02/01/06                                            250          274
   5.500%, 08/01/06                                            250          277
Pomona School District, Series A,
 Callable 08/01/11 @ 103 (MBIA)
   6.150%, 08/01/15                                            500          583
Puerto Rico Commonwealth (MBIA)
   6.250%, 07/01/08                                            500          580
Puerto Rico Commonwealth, Series B (FSA)
   6.500%, 07/01/15                                          1,000        1,221
Rio Linda Unified School District,
 Callable 08/01/08 @ 100 (FSA)
   5.000%, 08/01/09                                            500          540
Roseville Joint Union High School District,
 Callable 02/01/02 @ 102
   5.750%, 08/01/02                                            100          102
Roseville Joint Union High School District,
 Callable 08/01/11 @101
   4.750%, 08/01/14                                            100          104
   5.000%, 08/01/17                                            325          335
   5.200%, 08/01/20                                            600          621
Rowland Unified School District, Series A,
 Callable 09/01/10 @ 101 (FSA)
   5.250%, 09/01/25                                            250          258
San Francisco City & County, Fire Department
 Facility Project, Series C (FGIC)
   7.000%, 06/15/03                                            300          323
San Juan California Unified School District,
 Zero Coupon Bond (FSA)
   5.420%, 08/01/16 (A)                                        390          191
South Pasadena Unified School District,
 Series B, Zero Coupon Bond (FGIC)
   4.900%, 11/01/12 (A)                                        500          310
Sulphur Springs Union School District, Series B
   5.400%, 03/01/02                                            500          507
Walnut Valley Unified School District, Series A
 (MBIA)
   6.800%, 02/01/07                                            250          291
   6.850%, 08/01/07                                            250          295
Walnut Valley Unified School District, Series A,
 Callable 08/01/10 @ 102 (FSA)
   5.000%, 08/01/12                                            255          277
West Covina Redevelopment Agency,
 Fashion Plaza Project
   5.125%, 09/01/05                                            300          321
                                                                       --------
TOTAL GENERAL OBLIGATIONS                                                13,744
                                                                       --------


The accompanying notes are an integral part of the financial statements.

(34     FIRST AMERICAN FUNDS ANNUAL REPORT 2001

DESCRIPTION                                              PAR (000)  VALUE (000)
-------------------------------------------------------------------------------
CERTIFICATES OF PARTICIPATION - 15.7%
ABAG Financial Authority, O'Connor Woods (ACA)
   5.250%, 11/01/05                                        $   500      $   532
ABAG Financial Authority, Odd Fellows Home Of
 California (CHFLI)
   4.950%, 08/15/07                                            500          532
Bakersfield Convention Center Expansion
 Project, Callable 04/01/07 @ 101 (MBIA) (MLO)
   5.500%, 04/01/10                                            250          273
California Statewide Community Development
 Authority, Health Facilities, Series A, Escrowed
 to Maturity
   5.200%, 08/01/04                                            200          211
Escondido Civic Center Project, Escrowed to
 Maturity, Callable 03/01/02 @ 102 (AMBAC) (MLO)
   5.800%, 09/01/04                                            100          109
Grossmont Unified High School District,
 Callable 09/01/08 @ 102 (MLO) (FSA)
   5.400%, 09/01/13                                            300          327
Inperial, Callable 10/15/11 @ 102
   5.000%, 10/15/20                                          1,000        1,018
Kern County Board of Education, Series A,
 Callable 05/01/08 @ 102 (MBIA) (MLO)
   5.200%, 05/01/12                                            905          982
Los Angeles Community College,
 Energy Retrofit Project (AMBAC)
   5.000%, 08/15/09                                            300          327
Los Angeles County Schools, Regionalized
 Business Services Financing Project, Series A
   5.000%, 09/01/08                                            200          214
Los Angeles, Sonnenblick Del Rio,
 West Los Angeles (AMBAC)
   5.375%, 11/01/10                                            500          554
Paradise Unified School District, Measure M
 Project, Series A, Callable 09/01/05 @ 102
 (AMBAC) (MLO)
   5.250%, 09/01/07                                            300          326
Rancho Mirage Joint Powers Finance Authority,
 Eisenhower Medical Center, Series A,
 Callable 07/01/07 @ 102 (MBIA)
   5.125%, 07/01/08                                            500          547
Riverside County Public Financing Authority,
 Air Force Village West
   5.125%, 05/15/05                                            525          532
San Diego County Water Authority, Series A,
 Callable 05/01/08 @ 101
   5.000%, 05/01/13                                            505          529
Tulare County Financing Project,
 Series A (MBIA) (MLO)
   5.600%, 11/15/02                                            100          104
West Covina Civic Center Project,
 Callable 09/01/05 @ 102 (FSA) (MLO)
   5.250%, 09/01/07                                            250          272
                                                                       --------
TOTAL CERTIFICATES OF PARTICIPATION                                       7,389
                                                                       --------
TOTAL MUNICIPAL BONDS                                                    45,613
                                                                       --------

CALIFORNIA INTERMEDIATE TAX FREE FUND (CONCLUDED)

DESCRIPTION                                                 SHARES  VALUE (000)
-------------------------------------------------------------------------------
MONEY MARKET FUND - 1.9%
Federated California Municipal Cash Trust                  886,482      $   886
                                                                       --------
TOTAL MONEY MARKET FUND                                                     886
                                                                       --------
TOTAL INVESTMENTS - 98.9%
   (Cost $43,581)                                                        46,499
                                                                       --------
OTHER ASSETS AND LIABILITIES, NET - 1.1%                                    540
                                                                       --------
NET ASSETS:
Portfolio capital                                                       $44,188
Undistributed net investment income                                          18
Accumulated net realized loss on investments                                (85)
Net unrealized appreciation of investments                                2,918
                                                                       --------
TOTAL NET ASSETS - 100%                                                 $47,039
                                                                       --------
CLASS A:
Net asset value and redemption price per share (net
 assets of $3,391,505 and 325,655 shares of capital
 stock issued and outstanding)(D)                                       $ 10.41
Maximum sales charge of 2.25%                                              0.24
                                                                       --------
Offering price per share(C)                                             $ 10.65
                                                                       --------
CLASS Y:
Net asset value, offering price and redemption price
 per share (net assets of $43,647,116 and 4,185,868
 shares of capital stock issued and outstanding)(D)                     $ 10.43
                                                                       --------

(A)The rate shown is the effective yield at the time of purchase.

(B)Pre-refunded issues are typically backed by U.S. Government obligations or municipal bonds. These bonds mature at the call date and price indicated.

(C)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 2.25%.

(D)$0.0001 par value - 2 billion authorized

ABAG - Association of Bay Area Governments
ACA - American Capital Access
AMBAC - American Municipal Bond Assurance Corporation
AMT - Alternative Minimum Tax. As of September 30, 2001, the aggregate market value of securities subject to the AMT was $2,384,748, which represents 5.1% of net assets.
CHFLI - California Health Facility Construction Loan Insurance
CMI - California Mortgage Insurance Program
FGIC - Financial Guaranty Insurance Corporation
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance
GNMA - Governmental National Mortgage Association
HSBC - Hong Kong Shanghai Banking Corporation
MBIA - Municipal Bond Insurance Association
MLO - Municipal Lease Obligation


                                 FIRST AMERICAN FUNDS ANNUAL REPORT 2001     35)

STATEMENTS OF NET ASSETS September 30, 2001

CALIFORNIA TAX FREE FUND

DESCRIPTION                                              PAR (000)  VALUE (000)
-------------------------------------------------------------------------------
MUNICIPAL BONDS - 97.7%
REVENUE BONDS - 64.2%
AUTHORITY - 0.6%
South Bayside Waste Management Authority,
 Callable 03/01/09 @ 102 (AMBAC)
   5.750%, 03/01/20                                        $   150      $   163
                                                                       --------
BUILDING - 4.5%
Sacramento City Financing Authority,
 Callable 06/01/10 @ 101 (MLO)
   5.400%, 06/01/18                                            455          477
   5.500%, 06/01/23                                            645          677
                                                                       --------
                                                                          1,154
                                                                       --------
EDUCATION - 18.6%
ABAG Finance Authority, Schools of the Sacred
 Heart, Series A
   5.900%, 06/01/10                                            200          217
Aztec Shops Ltd., California State Auxiliary Organization
   5.200%, 09/01/08                                            455          475
California State Higher Educational Facilities
 Authority, Fresno Pacific University, Series A
   5.550%, 03/01/06                                            250          268
California State Higher Educational Facilities
 Authority, Fresno Pacific University, Series A,
 Callable 03/01/10 @ 101
   6.750%, 03/01/19                                            380          413
California State Higher Educational Facilities
 Authority, University of La Verne & Western
 University of Health Sciences, Series B,
 Callable 06/01/10 @ 101
   6.625%, 06/01/20                                            215          232
California State Higher Educational Facilities
 Authority, University of Redlands, Series A,
 Callable 06/01/10 @ 101
   5.950%, 06/01/15                                            310          343
   6.150%, 06/01/20                                            500          550
California State University Foundation, Monterey
 Bay (MBIA)
   5.300%, 06/01/22                                            500          519
University of California, Series K,
 Callable 09/01/08 @ 101
   5.000%, 09/01/20                                          1,700        1,722
                                                                       --------
                                                                          4,739
                                                                       --------
HEALTHCARE - 3.2%
California Statewide Communities Development
 Authority, Los Angeles Orthopedic Hospital
 Foundation, Callable 06/01/07 @ 101 (AMBAC)
   5.000%, 06/01/12                                            350          368
Puerto Rico Industrial Tourist, Educational,
 Medical & Environmental Control Facilities,
 Hospital de La Concepcion, Series A
   5.500%, 11/15/08                                            400          439
                                                                       --------
                                                                            807
                                                                       --------
HOUSING - 7.8%
California State Department of Veterans Affairs,
 Series C, Callable 01/09/11 @ 101 (AMT)
   5.500%, 12/01/19                                            700          710
California State Housing Finance Agency, Single
 Family Mortgage, Series B (AMT) (FNMA)
 (GNMA)
   5.650%, 06/01/10                                            235          252

CALIFORNIA TAX FREE FUND (CONTINUED)

DESCRIPTION                                              PAR (000)  VALUE (000)
--------------------------------------------------------------------------------
California Statewide Communities Development
 Authority, Archstone Seascape,
 Mandatory Put 06/01/08 @ 100
   5.250%, 06/01/29                                       $  1,000     $  1,034
                                                                       --------
                                                                          1,996
                                                                       --------
PARK DISTRICT - 1.6%
Los Angeles County Public Works Financing
 Authority, Regional Park & Open Space
 District, Series A, Callable 10/01/07 @ 101
   5.000%, 10/01/19                                            400          406
                                                                       --------
SCHOOL DISTRICT - 4.1%
Golden West Schools Financing Authority,
 Series A (MBIA)
   5.750%, 02/01/14                                            250          286
   5.800%, 08/01/22                                            320          362
   5.800%, 08/01/23                                            345          391
                                                                       --------
                                                                          1,039
                                                                       --------
SPECIAL ASSESSMENT - 0.9%
Los Angeles, California, Callable 03/01/10 @ 101
   5.625%, 03/01/19                                            200          216
                                                                       --------
TAX REVENUE - 6.4%
Grass Valley Community Redevelopment Agency,
 Tax Allocation, Callable 12/01/08 @ 102
   6.400%, 12/01/34                                            400          422
Long Beach Community Facilities District #5,
 Towne Center Special Tax, Callable 10/01/06
 @ 102
   6.100%, 10/01/12                                            250          264
Los Angeles County Community Facilities
 District #3, Series A, Special Tax,
 Callable 09/01/10 @ 100 (AMBAC)
   5.250%, 09/01/18                                            715          744
San Francisco Bay Area Transportation Authority,
 Callable 07/01/09 @ 101 (FGIC)
   5.500%, 07/01/26                                            200          210
                                                                       --------
                                                                          1,640
                                                                       --------
TRANSPORTATION - 4.6%
Long Beach Harbor,
 Callable 05/15/05 @ 102 (AMT) (MBIA)
   5.375%, 05/15/20                                            250          255
Los Angeles County Metropolitan Transportation
 Authority, Series B,
 Callable 07/01/03 @ 102 (AMBAC)
   5.250%, 07/01/23                                            200          203
Los Angeles Harbor, Series B,
 Callable 11/01/06 @ 101 (AMT)
   5.250%, 11/01/08                                            300          322
Puerto Rico Commonwealth Highway &
 Transportation Authority, Series X (MBIA)
   5.500%, 07/01/15                                            100          112
San Francisco Airport Commission, SFO Fuel
 Company, Callable 01/01/08 @ 102 (FSA)
   5.625%, 01/01/12                                            250          272
                                                                       --------
                                                                          1,164
                                                                       --------


The accompanying notes are an integral part of the financial statements.

(36     FIRST AMERICAN FUNDS ANNUAL REPORT 2001

DESCRIPTION                                              PAR (000)  VALUE (000)
-------------------------------------------------------------------------------
UTILITIES - 11.9%
California Statewide Communities Development
 Authority, Waste Management Inc. Project,
 Mandatory Put 04/01/04 @ 100 (AMT)
   4.950%, 04/01/11                                       $  1,000     $  1,020
Compton Sewer Authority,
 Callable 09/01/08 @ 102 (MBIA)
   5.375%, 09/01/23                                          1,150        1,197
Los Angeles Water & Power Development
 Authority, Callable 02/15/05 @ 101
   6.100%, 02/15/17                                            115          129
Los Angeles Water & Power Development
 Authority, Pre-refunded 02/15/05 @ 101
   6.100%, 02/15/17 (B)                                         35           38
South Placer Waste Water Authority, Series A,
 Callable 11/01/10 @ 101 (FGIC)
   5.500%, 11/01/15                                            300          329
West Kern County Water District,
 Callable 06/01/10 @ 101
   5.200%, 06/01/14                                            320          328
                                                                       --------
                                                                          3,041
                                                                       --------
TOTAL REVENUE BONDS                                                      16,365
                                                                       --------
GENERAL OBLIGATIONS - 20.2%
Acalanes Unified High School District, Zero
 Coupon Bond, Callable 08/01/10 @ 70.92 (FGIC)
   5.560%, 08/01/16 (A)                                        700          322
California State, Callable 10/01/10 @ 100
   5.250%, 10/01/19                                            800          825
Chaffey Unified High School District, Series B,
 Callable 08/01/10 @ 101 (FGIC)
   5.000%, 08/01/25                                          1,510        1,518
Glendora Unified School District, Series A,
 Callable 09/01/10 @ 101 (FSA)
   5.350%, 09/01/20                                            340          357
Hanford Joint Union High School District,
 Series B, Zero Coupon Bond (MBIA)
   5.850%, 08/01/15 (A)                                        260          135
Jefferson Union High School District, San Mateo
 County, Series A (MBIA)
   6.250%, 08/01/20                                            460          548
Lemon Grove School District, Election of 1998,
 Series B, Zero Coupon Bond (FSA)
   5.600%, 11/01/19 (A)                                        345          136
Rowland Unified School District, Series A,
 Callable 09/01/10 @ 101 (FSA)
   5.250%, 09/01/25                                            250          258
Sacramento Unified School District, Series A,
 Callable 07/01/09 @ 102
   5.750%, 07/01/17                                            400          441
Wiseburn School District, Series A,
 Callable 08/01/10 @ 100 (FGIC)
   5.250%, 08/01/22                                            600          619
                                                                       --------
TOTAL GENERAL OBLIGATIONS                                                 5,159
                                                                       --------

CALIFORNIA TAX FREE FUND (CONTINUED)

DESCRIPTION                                       PAR (000)/SHARES  VALUE (000)
-------------------------------------------------------------------------------
CERTIFICATES OF PARTICIPATION - 13.3%
ABAG Finance Authority, Lincoln Glen Manor
 Senior Citizens, Callable 02/15/08 @ 101 (CMI)
   6.100%, 02/15/25                                        $   250      $   271
Bakersfield Convention Center Expansion
 Project, Callable 04/01/07 @ 101 (MBIA)
   5.875%, 04/01/22                                            250          268
Escondido, Series A, Callable 09/01/10 @ 101 (FGIC)
   5.625%, 09/01/20                                            300          323
Lathrop, Series A, Callable 06/01/10 @ 101 (MBIA)
   5.875%, 06/01/30                                            350          383
Los Angeles, Sonnenblick del Rio Senior Lien,
 Callable 11/01/10 @ 101 (AMBAC)
   6.000%, 11/01/19                                            330          370
Orange County, Series A,
 Callable 07/01/06 @ 102 (MBIA)
   5.875%, 07/01/19                                            150          164
Oxnard Redevelopment Agency,
   4.125%, 07/01/05                                          1,000        1,017
Pacifica Public Safety Building Project,
 Callable 11/01/09 @ 102 (MBIA)
   5.875%, 11/01/24                                            300          330
Ridgecrest Civic Center Project,
 Callable 03/01/09 @ 101
   6.250%, 03/01/21                                            250          269
                                                                       --------
TOTAL CERTIFICATES OF PARTICIPATION                                       3,395
                                                                       --------
TOTAL MUNICIPAL BONDS                                                    24,919
                                                                       --------
MONEY MARKET FUND - 0.7%
Federated California Municipal Cash Trust                  187,323          187
                                                                       --------
TOTAL MONEY MARKET FUND                                                     187
                                                                       --------
TOTAL INVESTMENTS - 98.4%
   (Cost $23,537)                                                        25,106
                                                                       --------
OTHER ASSETS AND LIABILITIES, NET - 1.6%                                    406
                                                                       --------


                                 FIRST AMERICAN FUNDS ANNUAL REPORT 2001     37)

STATEMENTS OF NET ASSETS September 30, 2001

CALIFORNIA TAX FREE FUND (CONCLUDED)

DESCRIPTION                                                         VALUE (000)
-------------------------------------------------------------------------------
NET ASSETS:
Portfolio capital                                                       $23,796
Undistributed net investment income                                          27
Accumulated net realized gain on investments                                120
Net unrealized appreciation of investments                                1,569
                                                                       --------
TOTAL NET ASSETS - 100%                                                 $25,512
                                                                       --------
CLASS A:
Net asset value and redemption price per share (net
 assets of $18,138,778 and 1,624,086 shares of capital
 stock issued and outstanding)(F)                                       $ 11.17
Maximum sales charge of 4.25%                                              0.50
                                                                       --------
Offering price per share(C)                                             $ 11.67
                                                                       --------
CLASS C:
Net asset value and redemption price per share (net
 assets of $646,915 and 57,855 shares of capital
 stock issued and outstanding)(D)(F)                                    $ 11.18
Maximum sales charge of 1.00%                                              0.11
                                                                       --------
Offering price per share(E)                                             $ 11.29
                                                                       --------
CLASS Y:
Net asset value, offering price and redemption price
 per share (net assets of $6,725,731 and 602,107 shares
 of capital stock issued and outstanding)(F)                            $ 11.17
                                                                       --------

(A)The rate shown is the effective yield at the time of purchase.

(B)Pre-refunded issues are typically backed by U.S. Government obligations or municipal bonds. These bonds mature at the call date and price indicated.

(C)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 4.25%.

(D)Class C has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(E)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.

(F)$0.0001 par value - 2 billion authorized

ABAG - Association of Bay Area Governments
AMBAC - American Municipal Bond Assurance Corporation
AMT - Alternative Minimum Tax. As of September 30, 2001, the aggregate market value of securities subject to the AMT was $2,557,642, which represents 10.0% of net assets.
CMI - California Mortgage Insurance Program
FGIC - Financial Guaranty Insurance Corporation
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance
GNMA - Government National Mortgage Association
MBIA - Municipal Bond Insurance Association
MLO - Municipal Lease Obligation

COLORADO INTERMEDIATE TAX FREE FUND

DESCRIPTION                                              PAR (000)  VALUE (000)
-------------------------------------------------------------------------------
MUNICIPAL BONDS - 97.0%
REVENUE BONDS - 57.4%
BUILDING - 3.1%
Colorado Educational & Cultural Facilities,
 Callable 06/01/11 @ 100
   5.250%, 06/01/13                                        $   700      $   732
Jefferson County, Metropolitan YMCA Project,
 Series A, Pre-refunded 08/01/05 @ 100
   7.500%, 08/01/08 (B)                                      1,000        1,021
                                                                       --------
                                                                          1,753
                                                                       --------
EDUCATION - 7.1%
Aurora Community College Project (MLO) (CLE)
   5.750%, 10/15/04                                            500          531
Colorado State Board of Agriculture
 Fort Lewis College Project (FGIC)
   6.000%, 10/01/02                                            250          259
Colorado State Educational & Cultural Facilities
 Authority, Bromley East Charter School Project
   6.250%, 09/15/11                                            600          629
Colorado State Educational & Cultural Facilities
 Authority, Classical Academy Charter School Project
   6.375%, 12/01/11                                          2,000        2,114
Colorado State Educational & Cultural Facilities
 Authority, Core Knowledge Charter School
 Project, Callable 11/01/09 @ 100
   6.850%, 11/01/16                                            440          462
                                                                       --------
                                                                          3,995
                                                                       --------
HEALTHCARE - 12.8%
Colorado Health Facility Authority Revenue,
 Parkview Medical Center
   5.500%, 09/01/07                                            250          259
   5.750%, 09/01/08                                            250          262
Colorado State Health Facilities Authority,
 Boulder Hospital (MBIA)
   4.875%, 10/01/09                                            500          532
   5.000%, 10/01/10                                            500          536
Colorado State Health Facilities Authority,
 North Colorado Medical Center Project (FSA)
   5.000%, 05/15/09                                          1,000        1,069
Colorado State Health Facilities Authority,
 Parkview Medical Center Project
   5.500%, 09/01/09                                            500          522
Colorado State Health Facilities Authority,
 Poudre Valley, Series A, Callable 12/01/09 @
 101 (FSA)
   5.750%, 12/01/10                                          1,000        1,125
Colorado State Health Facilities Authority,
 Steamboat Springs Health Project
   4.500%, 09/15/03                                            400          402
   4.600%, 09/15/04                                            405          406
Colorado State Health Facilities Authority, Vail
 Medical Center, Callable 01/15/12 @ 100
   5.750%, 01/15/22                                            800          792


The accompanying notes are an integral part of the financial statements.

(38     FIRST AMERICAN FUNDS ANNUAL REPORT 2001

DESCRIPTION                                              PAR (000)  VALUE (000)
-------------------------------------------------------------------------------
La Junta Hospital, Arkansas Valley Regional
 Medical Center Project
   5.200%, 04/01/06                                        $   300      $   300
   5.300%, 04/01/07                                            320          320
   5.400%, 04/01/08                                            335          334
   5.500%, 04/01/09                                            355          352
                                                                       --------
                                                                          7,211
                                                                       --------
HOUSING - 1.0%
Colorado State Housing Finance Authority,
 Multifamily Housing, Series A (FHA)
   5.125%, 10/01/03                                            275          278
Colorado State Housing Finance Authority,
 Single Family Mortgages, Series B-1,
 Callable 06/01/05 @ 103 (AMT)
   5.875%, 06/01/11                                            275          277
                                                                       --------
                                                                            555
                                                                       --------
MISCELLANEOUS - 3.9%
Children's Trust Fund, Puerto Rico
 Tobacco Settlement Issue
   5.750%, 07/01/09                                          2,000        2,202
                                                                       --------
POLLUTION CONTROL - 1.9%
Moffat County, Pollution Control,
 Tri-State Generation Project (AMBAC)
   5.500%, 11/01/05                                          1,000        1,092
                                                                       --------
RECREATIONAL AUTHORITY - 2.0%
Denver City & County, Helen G. Bonfils
 Foundation, Series B, Callable 12/01/07 @ 100
   5.125%, 12/01/17                                            900          914
Hyland Hills Metropolitan Park & Recreational
 District, Series A, Callable 12/15/07 @ 101
   6.100%, 12/15/09                                            210          225
                                                                       --------
                                                                          1,139
                                                                       --------
TAX REVENUE - 6.1%
Boulder County Sales & Use Tax (FGIC)
   5.750%, 12/15/05                                            870          962
Boulder County Sales & Use Tax Escrowed to
 Maturity (FGIC)
   5.750%, 12/15/05                                            130          144
Douglas County Sales & Use Tax (FSA)
   6.000%, 10/15/09                                            300          342
Larimer County Sales & Use Tax (AMBAC)
   5.000%, 12/15/09                                            360          388
   5.000%, 12/15/10                                            460          495
Longmont Sales & Use Tax, Callable 11/15/10
 @ 100
   5.500%, 11/15/15                                            500          536
Westminster Sales & Use Tax, Series A,
 Callable 12/01/07 @ 102 (FGIC)
   5.250%, 12/01/11                                            500          538
                                                                       --------
                                                                          3,405
                                                                       --------
TRANSPORTATION - 8.7%
Colorado Department of Transportation (AMBAC)
   6.000%, 06/15/10                                          1,000        1,145
Northwest Parkway Public Highway Authority,
 Convertible, Zero Coupon Bond
   5.250%, 06/15/15(A)                                       2,000        1,274
   5.350%, 06/15/16(A)                                       1,000          632

COLORADO INTERMEDIATE TAX FREE FUND (CONTINUED)

DESCRIPTION                                              PAR (000)  VALUE (000)
-------------------------------------------------------------------------------
The E-470 Public Highway Authority, Series B,
 Zero Coupon Bond (MBIA)
   5.520%, 09/01/17(A)                                     $ 1,575      $   694
   6.400%, 09/01/19(A)                                         960          373
   5.650%, 09/01/20(A)                                         500          182
   5.396%, 09/01/22(A)                                       1,620          522
                                                                       --------
                                                                          4,822
                                                                       --------
UTILITIES - 10.8%
Arapahoe County Water & Wastewater Authority
   5.550%, 12/01/06                                            140          148
   5.650%, 12/01/07                                            150          159
   5.750%, 12/01/08                                            160          171
Arapahoe County Water & Wastewater Authority,
 Callable 12/01/09 @ 100
   6.000%, 12/01/11                                            185          197
Boulder Water & Sewer
   5.750%, 12/01/10                                          1,545        1,748
Broomfield Water Activity Enterprise,
 Callable 12/01/10 @ 101 (MBIA)
   5.500%, 12/01/17                                            500          532
Colorado State Water Resource & Power
 Development Authority, Callable 09/01/02
 @ 101 (FSA)
   5.900%, 09/01/03                                            250          261
Colorado State Water Resource & Power
 Development Authority, Small Water
 Resources, Series A,
 Callable 11/01/10 @ 100 (FGIC)
   5.700%, 11/01/15                                            100          109
Platte River Power Authority, Series DD,
 Callable 06/01/07 @ 102 (MBIA)
   5.375%, 06/01/17                                            875          907
Ute Water Conservancy District (MBIA)
   6.000%, 06/15/09                                            680          776
Westminster Water & Wastewater Utility
 Enterprise, Callable 12/01/04 @ 100 (AMBAC)
   5.800%, 12/01/05                                          1,000        1,081
                                                                       --------
                                                                          6,089
                                                                       --------
TOTAL REVENUE BONDS                                                      32,263
                                                                       --------
GENERAL OBLIGATIONS - 32.5%
Arapahoe County School District #5, Cherry
 Creek, Callable 12/15/09 @ 100 (STAID)
   5.500%, 12/15/11                                          1,000        1,097
Boulder Valley School District #RE-2, Series A,
 Pre-refunded 12/01/04 @ 101 (STAID)
   5.950%, 12/01/07(B)                                       1,000        1,106
Brighton, Callable 12/01/01 @ 101 (MBIA)
   6.350%, 12/01/05                                             95           97
Douglas & Elbert Counties, School District #1,
 Series A, Pre-refunded 12/15/04 @ 101 (MBIA) (STAID)
   6.400%, 12/15/11(B)                                       1,000        1,122


                                 FIRST AMERICAN FUNDS ANNUAL REPORT 2001     39)

STATEMENTS OF NET ASSETS September 30, 2001

DESCRIPTION                                              PAR (000)  VALUE (000)
-------------------------------------------------------------------------------
Eagle, Garfield & Routt Counties, School District
 #50-J, Pre-refunded 12/01/04 @ 102 (FGIC) (STAID)
   6.125%, 12/01/09(B)                                     $ 1,290      $ 1,446
El Paso County School District #2, Harrison (STAID)
   7.050%, 12/01/04                                          1,000        1,127
El Paso County School District, #C-1, Elizabeth (STAID)
   5.150%, 12/01/08                                            500          540
El Paso County School District #3, Widefield,
 Zero Coupon Bond (MBIA)
   4.700%, 12/15/09(A)                                         500          353
El Paso County School District #20, Series A (STAID)
   6.100%, 12/15/05                                            500          559
Garfield, Pitkin & Eagle Counties, School
 District #1, Callable 06/15/04 @ 101 (MBIA)
   6.000%, 12/15/04                                          1,000        1,093
Jefferson County School District #R-1 (MBIA) (STAID)
   6.250%, 12/15/09                                          1,000        1,163
La Plata County School District #9-R, Durango,
 Callable 11/01/02 @ 101 (FGIC) (STAID)
   6.200%, 11/01/05                                            165          173
La Plata County School District #9-R, Durango
 Pre-refunded 11/01/02 @ 101 (FGIC)
   6.200%, 11/01/05(B)                                         835          878
Larimer County School District #R-1, Poudre (STAID)
   5.400%, 12/15/04                                            750          810
Larimer, Weld & Boulder Counties, School
 District #R-2, Thompson, Series A,
 Callable 12/15/04 @ 100 (STAID)
   5.900%, 12/15/06                                          1,000        1,077
Stonegate Village Metropolitan District, Series A,
 Pre-refunded 12/01/02 @ 100 (FGIC)
   6.300%, 12/01/04(B)                                         500          523
Summit County School District #R-1,
 Pre-refunded 12/01/04 @100
   6.450%, 12/01/08(B)                                       1,250        1,391
Thorton (FGIC)
   5.600%, 12/01/02                                          1,000        1,038
Thorton, Callable 12/01/02 @ 101 (FGIC)
   5.650%, 12/01/03                                          1,000        1,047
Valley Metropolitan District, Jefferson County
   4.800%, 12/15/02                                            100          102
   4.900%, 12/15/03                                            260          270
Westglenn Metropolitan District,
 Callable 12/01/09 @ 100
   6.000%, 12/01/14                                          1,220        1,272
                                                                        -------
TOTAL GENERAL OBLIGATIONS                                                18,284
                                                                        -------
CERTIFICATES OF PARTICIPATION - 7.1%
Aurora, Callable 12/01/04 @ 101 (MLO)
   6.000%, 12/01/06                                          1,000        1,069
Colorado Springs Public Facility Authority, Old
 City Hall Project (FSA) (MLO)
   5.000%, 12/01/10                                            200          214
Englewood Civic Center Project,
 Callable 12/01/08 @ 100 (MLO) (MBIA)
   4.900%, 06/01/13                                            585          601
Garfield County Building (MLO) (AMBAC)
   5.750%, 12/01/09                                            400          449

COLORADO INTERMEDIATE TAX FREE FUND (CONCLUDED)

DESCRIPTION                                       PAR (000)/SHARES  VALUE (000)
-------------------------------------------------------------------------------
Garfield County Building (MLO)
   5.300%, 12/01/11                                        $   400      $   435
Moffat County (AMBAC) (MLO)
   4.450%, 06/01/10                                             90           93
   4.500%, 06/01/11                                             85           88
Westminster Recreational Facilities,
 Callable 09/01/09 @ 101 (MLO) (MBIA)
   5.200%, 09/01/10                                          1,000        1,080
                                                                        -------
TOTAL CERTIFICATES OF PARTICIPATION                                       4,029
                                                                        -------
TOTAL MUNICIPAL BONDS                                                    54,576
                                                                        -------
RELATED PARTY MONEY MARKET FUND - 0.9%
First American Tax Free Obligations Fund(C)                482,756          483
                                                                        -------
TOTAL RELATED PARTY MONEY MARKET FUND                                       483
                                                                        -------
TOTAL INVESTMENTS - 97.9%
   (Cost $51,286)                                                        55,059
                                                                        -------
OTHER ASSETS AND LIABILITIES, NET - 2.1%                                  1,168
                                                                        -------
NET ASSETS:
Portfolio capital                                                       $52,979
Undistributed net investment income                                          60
Accumulated net realized loss on investments                               (585)
Net unrealized appreciation of investments                                3,773
                                                                        -------
TOTAL NET ASSETS - 100%                                                 $56,227
                                                                        -------
CLASS A:
Net asset value and redemption price per share (net assets of
 $8,320,191 and 771,057 shares of capital stock issued and
 outstanding)(E)                                                        $ 10.79
Maximum sales charge of 2.25%                                              0.25
                                                                        -------
Offering price per share(D)                                             $ 11.04
                                                                        -------
CLASS Y:
Net asset value, offering price and redemption price per share
 (net assets of $47,906,344 and 4,450,251 shares of capital
 stock issued and outstanding)(E)                                       $ 10.76
                                                                        -------

(A)The rate shown is the effective yield at the time of purchase.

(B)Pre-refunded issues are typically backed by U.S. Government obligations or municipal bonds. These bonds mature at the call date and price indicated.

(C)This money market fund is advised by U.S. Bancorp Piper Jaffray Asset Management, Inc. who also serves as advisor for this fund. See also the notes to the financial statements.

(D)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 2.25%.

(E)$0.0001 par value - 2 billion authorized

AMBAC - American Municipal Bond Assurance Corporation
AMT - Alternative Minimum Tax. As of September 30, 2001, the aggregate market value of securities subject to the AMT was $277,497, which represents 0.5% of net assets.
CLE - Connie Lee
FGIC - Financial Guaranty Insurance Corporation
FHA - Federal Housing Authority
FSA - Financial Security Assurance
MBIA - Municipal Bond Insurance Association
MLO - Municipal Lease Obligation
STAID - State Aid Withholding


The accompanying notes are an integral part of the financial statements.

(40     FIRST AMERICAN FUNDS ANNUAL REPORT 2001

COLORADO TAX FREE FUND

DESCRIPTION                                              PAR (000)  VALUE (000)
-------------------------------------------------------------------------------
MUNICIPAL BONDS - 98.2%
REVENUE BONDS - 61.4%
EDUCATION - 14.2%
Colorado State Board of Agriculture, Auxiliary
 Facility System, Callable 03/01/07 @ 101 (AMBAC)
   5.125%, 03/01/17                                        $   200      $   203
Colorado State Educational & Cultural Facilities
 Authority, Callable 06/01/11 @ 100
   5.250%, 06/01/21                                            750          748
Colorado State Educational & Cultural Facilities
 Authority, Naropa University Project
   2.400%, 11/01/24 (B)                                        300          300
Colorado State Educational & Cultural Facilities
 Authority, Ave Marie School Project,
 Callable 12/01/10 @ 100 (AG)
   6.000%, 12/01/16                                            200          219
Colorado State Educational & Cultural Facilities
 Authority, Bromley East Charter School Project
   6.250%, 09/15/11                                            400          419
Colorado State Educational & Cultural Facilities
 Authority, Core Knowledge Charter School,
 Callable 11/01/09 @ 100
   6.850%, 11/01/16                                            100          105
Colorado State Educational & Cultural Facilities
 Authority, Classical Academy Charter School Project
   6.375%, 12/01/11                                            695          735
Colorado State Educational & Cultural Facilities
 Authority, University of Denver Project,
 Callable 03/01/11 @ 100 (AMBAC)
   5.350%, 03/01/20                                            500          514
University of Northern Colorado, Auxiliary Facility
 System, Callable 06/01/07 @ 100 (MBIA)
   5.600%, 06/01/24                                            165          183
                                                                       --------
                                                                          3,426
                                                                       --------
HEALTHCARE - 19.2%
Boulder County Longmont United Hospital
 Project (AG)
   5.250%, 12/01/09                                            260          275
   5.300%, 12/01/10                                            330          350
Colorado State Health Facilities Authority,
   5.500%, 09/01/07                                            500          518
Colorado State Health Facilities Authority,
 Callable 01/15/12 @ 100
   5.800%, 01/15/27                                            500          495
Colorado State Health Facilities Authority,
 National Jewish Medical & Research Center
 Project, Callable 01/01/08 @ 101
   5.375%, 01/01/16                                          1,000          942
Colorado State Health Facilities Authority,
 Parkview Medical Center Project
   5.600%, 09/01/11                                            300          313
Colorado State Health Facilities Authority,
 Portercare Adventist Project, Callable 11/15/11 @ 101
   6.500%, 11/15/23                                            600          635
Colorado State Health Facilities Authority, Vail
 Valley Medical Center, Series A,
 Callable 01/15/05 @ 101 (ACA)
   6.500%, 01/15/13                                            250          265

COLORADO TAX FREE FUND (CONTINUED)

DESCRIPTION                                              PAR (000)  VALUE (000)
-------------------------------------------------------------------------------
Denver Hospital,
 Callable 12/01/11 @ 100
   6.000%, 12/01/31                                        $   750      $   755
La Junta, Arkansas Valley Regional Medical
 Center Project, Callable 04/01/09 @ 101
   6.100%, 04/01/24                                            100           97
                                                                       --------
                                                                          4,645
                                                                       --------
HOUSING - 4.4%
Colorado State Housing Finance Authority,
 Multi-Family Project, Series B-4, Class I,
 Callable 10/01/10 @ 100
   5.900%, 04/01/31                                            100          104
Colorado State Housing Finance Authority,
 Series E-2, Callable 08/01/10 @ 105 (AMT)
   7.000%, 02/01/30                                            300          340
Colorado State Housing Finance Authority,
 Single Family Housing Program, Series A-2,
 Callable 10/01/09 @ 105 (AMT)
   7.450%, 10/01/16                                            100          118
Colorado State Housing Finance Authority,
 Single Family Housing Program, Series B-2,
 Callable 04/01/10 @ 105 (AMT)
   7.100%, 04/01/17                                            200          232
El Paso County, Series D, Zero Coupon Bond,
 (AMT) (FSA) (GNMA)
   6.000%, 07/01/11 (A)                                        400          258
                                                                       --------
                                                                          1,052
                                                                       --------
RECREATIONAL AUTHORITY - 1.3%
Denver, Helen G. Bonfils Foundation Project,
 Series B, Callable 12/01/07 @ 100
   5.125%, 12/01/17                                            100          102
Hyland Hills Metropolitan Park & Recreational
 District, Series A, Callable 12/15/07 @ 101
   6.100%, 12/15/09                                            200          214
                                                                       --------
                                                                            316
                                                                       --------
TAX REVENUE - 5.3%
Boulder County Sales & Use Tax, Series A,
 Callable 12/15/09 @ 101 (FGIC)
   5.800%, 12/15/16                                            495          540
   6.000%, 12/15/19                                            200          219
Denver City & County Convention Center, Excise
 Tax, Series A, Callable 03/01/11 @ 100 (FSA)
   5.000%, 09/01/11                                            200          213
Douglas County Sales & Use Tax,
 Callable 10/15/10 @ 100 (FSA)
   5.625%, 10/15/20                                            200          210
Larimer County Sales & Use Tax,
 Callable 12/15/10 @ 100 (AMBAC)
   5.625%, 12/15/18                                            100          106
                                                                       --------
                                                                          1,288
                                                                       --------


                                 FIRST AMERICAN FUNDS ANNUAL REPORT 2001     41)

STATEMENTS OF NET ASSETS September 30, 2001

DESCRIPTION                                              PAR (000)  VALUE (000)
-------------------------------------------------------------------------------
TRANSPORTATION - 7.8%
Colorado Department of Transportation,
   5.500%, 06/15/12                                        $   500      $   554
Denver City & County Airport, Series E,
 Callable 11/15/07 @ 101 (MBIA)
   5.250%, 11/15/23                                            500          501
The E-470 Public State Authority, Series A,
 Callable 09/01/07 @ 101 (MBIA)
   5.000%, 09/01/16                                            200          203
Northwest Parkway Public Highway Authority,
 Callable 06/15/16 @ 100, Zero Coupon Bond
   5.700%, 06/15/21 (A)                                      1,000          619
                                                                       --------
                                                                          1,877
                                                                       --------
UTILITIES - 9.2%
Boulder Water & Sewer, Callable 12/01/10 @ 100
   5.700%, 12/01/19                                            300          319
Broomfield Water Activity Enterprise,
 Callable 12/01/10 @ 101 (MBIA)
   5.500%, 12/01/19                                            400          421
Colorado Water Power Development Authority
   5.250%, 09/01/11                                            300          328
Fort Collins Wastewater Utility Enterprise,
 Callable 12/01/10 @ 100 (FSA)
   5.500%, 12/01/20                                            300          312
Platte River Power Authority, Series DD,
 Callable 06/01/07 @ 102 (MBIA)
   5.375%, 06/01/17                                            500          519
Pueblo County Board of Waterworks, Series A,
 Callable 11/01/10 @ 100 (FSA)
   5.875%, 11/01/18                                            305          331
                                                                       --------
                                                                          2,230
                                                                       --------
TOTAL REVENUE BONDS                                                      14,834
                                                                       --------
GENERAL OBLIGATIONS - 18.6%
Adams & Arapahoe Counties Joint School
 District #28J, Aurora, Series C, Callable
 12/01/06 @ 102 (STAID)
   5.350%, 12/01/15                                            300          321
Adams County School District #12,
 Callable 12/15/07 @ 101 (FGIC)
   5.400%, 12/15/16                                            250          261
Arapahoe County School District #5, Cherry
 Creek, Callable 12/15/09 @ 100 (STAID)
   5.500%, 12/15/19                                            550          573
Aspen, Series B, Callable 12/01/06 @ 100
   5.000%, 12/01/20                                            450          442
Boulder Open Space Acquisition,
 Callable 08/15/10 @ 100
   5.450%, 08/15/16                                            350          372
Clear Creek School District #1,
 Callable 12/01/10 @ 100 (STAID)
   5.750%, 12/01/17                                            200          216
El Paso County School District #38,
 Callable 12/01/10 @ 100 (STAID)
   6.375%, 12/01/18                                            200          227
   6.000%, 12/01/24                                            250          274
El Paso County School District #49, Falcon,
 Series A, Callable 12/01/09 @ 105 (STAID)
   6.000%, 12/01/18                                            200          226

COLORADO TAX FREE FUND (CONTINUED)

DESCRIPTION                                              PAR (000)  VALUE (000)
-------------------------------------------------------------------------------
Highlands Ranch Metropolitan District #2,
 Callable 06/15/06 @ 101 (FSA)
   5.000%, 06/15/16                                        $   200      $   203
Metex Metropolitan District, Series A,
 Callable 12/01/07 @ 101 (MBIA)
   5.800%, 12/01/16                                            350          376
Morgan County School District #RE-3,
 Callable 12/01/09 @ 100 (AMBAC)
   4.800%, 12/01/18                                            250          246
Mountain Village Metropolitan District,
 Callable 12/01/07 @ 101 (MBIA)
   5.200%, 12/01/17                                            200          204
Pitkin County School District #1, Aspen (FGIC)
   4.000%, 12/01/05                                            230          239
Pueblo County School District,
 Callable 12/01/09 @ 100
   6.000%, 12/01/18                                            100          109
Puerto Rico Commonwealth, Public
 Improvements, Callable 07/01/05 @ 101
   6.000%, 07/01/29                                            200          225
                                                                       --------
TOTAL GENERAL OBLIGATIONS                                                 4,514
                                                                       --------
CERTIFICATES OF PARTICIPATION - 18.2%
Arapahoe County Building Finance Authority,
 Callable 02/15/10 @ 100 (AMBAC)
   5.250%, 02/15/19                                            400          408
   5.250%, 02/15/21                                            650          658
Broomfield Open Space Park & Recreation
 Facilities, Callable 12/01/10 @ 100 (AMBAC)
   5.500%, 12/01/20                                            800          835
Colorado Springs Old City Hall Project,
 Callable 12/01/10 @ 100 (FSA)
   5.500%, 12/01/17                                            200          211
   5.500%, 12/01/20                                            200          209
Denver City & County, 2000 West 3rd Ave
 Property, Series A, Callable 12/01/11 @ 100 (AMBAC)
   4.500%, 12/01/12                                            250          255
   5.100%, 12/01/19                                            500          504
Denver City & County, Series A,
 Callable 05/01/10 @ 100 (MBIA)
   5.500%, 05/01/17                                            400          421
Eagle County, Callable 12/01/09 @ 101 (MBIA)
   5.400%, 12/01/18                                            300          311
Fremont County Lease,
 Callable 12/15/07 @ 101 (MBIA) (MLO)
   5.300%, 12/15/17                                            250          257
Garfield County, Callable 12/01/09 @ 101 (AMBAC)
   5.750%, 12/01/19                                            300          321
                                                                       --------
TOTAL CERTIFICATES OF PARTICIPATION                                       4,390
                                                                       --------
TOTAL MUNICIPAL BONDS                                                    23,738
                                                                       --------
TOTAL INVESTMENTS - 98.2%
   (Cost $22,295)                                                        23,738
                                                                       --------
OTHER ASSETS AND LIABILITIES, NET - 1.8%                                    433
                                                                       --------


The accompanying notes are an integral part of the financial statements.

(42     FIRST AMERICAN FUNDS ANNUAL REPORT 2001

COLORADO TAX FREE FUND (CONCLUDED)

DESCRIPTION                                                         VALUE (000)
-------------------------------------------------------------------------------
NET ASSETS:
Portfolio capital                                                       $22,678
Undistributed net investment income                                          34
Accumulated net realized gain on investments                                 16
Net unrealized appreciation of investments                                1,443
                                                                       --------
TOTAL NET ASSETS - 100%                                                 $24,171
                                                                       --------
CLASS A:
Net asset value and redemption price per share (net assets of
 $20,549,753 and 1,853,424 shares of capital stock issued and
 outstanding)(F)                                                        $ 11.09
Maximum sales charge of 4.25%                                              0.49
                                                                       --------
Offering price per share(C)                                             $ 11.58
                                                                       --------
CLASS C:
Net asset value and redemption price per share (net assets of
 $1,697,502 and 153,255 shares of capital stock issued and
 outstanding)(D)(F)                                                     $ 11.08
Maximum sales charge of 1.00%                                              0.11
                                                                       --------
Offering price per share(E)                                             $ 11.19
                                                                       --------
CLASS Y:
Net asset value, offering price and redemption price per share
 (net assets of $1,923,249 and 173,215 shares of capital stock
 issued and outstanding)(F)                                             $ 11.10
                                                                       --------

(A)The rate shown is the effective yield at the time of purchase.

(B)Variable Rate Security - The rate shown is the effective rate in effect as of September 30, 2001.

(C)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 4.25%.

(D)Class C has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(E)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.

(F)$0.0001 par value - 2 billion authorized

ACA - American Capital Access
AG - Asset Guaranty
AMBAC - American Municipal Bond Assurance Corporation
AMT - Alternative Minimum Tax. As of September 30, 2001, the aggregate market value of securities subject to the AMT was $948,349, which represents 3.9% of net assets.
FGIC - Financial Guaranty Insurance Corporation
FSA - Financial Security Assurance
GNMA - Government National Mortgage Association
MBIA - Municipal Bond Insurance Association
MLO - Municipal Lease Obligation
STAID - State Aid Withholding

INTERMEDIATE TAX FREE FUND

DESCRIPTION                                              PAR (000)  VALUE (000)
-------------------------------------------------------------------------------
MUNICIPAL BONDS - 98.1%
ALABAMA - 1.0%
Alabama State Docks Department,
 Callable 10/01/08 @ 102 (RB) (MBIA)
   5.250%, 10/01/10                                        $ 3,000      $ 3,261
Anniston, Regional Medical Center Board,
 Northeast Alabama Regional Medical Center
 Project, Escrowed to Maturity (RB)
   8.000%, 07/01/11                                          1,400        1,749
                                                                       --------
                                                                          5,010
                                                                       --------
ALASKA - 1.8%
Alaska State Housing Finance Corporation
 Series A (RB)
   5.900%, 12/01/04                                            700          758
Alaska State Housing Finance Corporation
 Series A (RB) (MBIA)
   4.950%, 12/01/02                                            560          575
   5.350%, 06/01/06                                            555          594
Alaska State Housing Finance Corporation,
 Callable 12/01/02 @102 (RB)
   6.375%, 12/01/12                                          1,465        1,557
Alaska State Housing Finance Corporation
 Series A, Callable 06/01/04 @ 102 (RB)
   5.400%, 12/01/23                                          3,000        3,033
Alaska State Housing Finance Corporation
 Series A, Callable 12/01/05 @ 102 (RB) (MBIA)
   5.400%, 12/01/08                                          1,000        1,052
Alaska State Industrial Development & Export
 Authority, Callable 04/01/03 @ 102 (RB)
   5.950%, 04/01/06                                            775          813
Anchorage, Electric Utility (RB) (MBIA)
   5.500%, 12/01/02                                            700          726
                                                                       --------
                                                                          9,108
                                                                       --------
ARIZONA - 5.2%
Arizona Health Facilities Hospital Revenue
 Pre-refunded 11/01/03 @ 102 (RB)
   7.250%, 11/01/14 (B)                                      1,800        1,992
Arizona State Municipal Financing Program,
 Escrowed to Maturity (COP) (MLO)
   8.750%, 08/01/07                                          1,500        1,908
Arizona State Transportation Board Highway
 Revenue (RB)
   8.000%, 07/01/05                                          5,000        5,859
Maricopa County Elementary Schools
 Partially Pre-refunded 07/01/03 @ 102 (GO)
   5.625%, 07/01/13                                          2,500        2,661
Maricopa County School District #69
 Paradise Valley (GO) (MBIA)
   5.300%, 07/01/11                                          1,000        1,094
Phoenix, Series A (GO)
   5.550%, 07/01/09                                          1,000        1,111
Phoenix Street & Highway User (RB)
   6.500%, 07/01/09                                          1,000        1,052
Phoenix Street & Highway User (RB)
   6.250%, 07/01/11                                          4,700        4,933
Pima County (GO)
   6.000%, 07/01/02                                            800          823


                                 FIRST AMERICAN FUNDS ANNUAL REPORT 2001     43)

STATEMENTS OF NET ASSETS September 30, 2001

DESCRIPTION                                              PAR (000)  VALUE (000)
-------------------------------------------------------------------------------
Scottsdale Water and Sewer (RB)
   7.000%, 07/01/06                                        $ 1,290      $ 1,495
Tempe Unified High School District #213,
 Series C, Callable 07/01/06 @ 101 (GO) (MBIA)
   4.000%, 07/01/12                                          2,060        1,998
                                                                       --------
                                                                         24,926
                                                                       --------
CALIFORNIA - 1.8%
Azusa Redevelopment Agency, Single Family
 Mortgage, Series A, Escrowed to Maturity (RB)
 (FNMA)
   6.400%, 10/01/02                                          1,000        1,042
Bakersfield Convention Center Expansion
 Project, Callable 04/01/07 @ 101 (COP)
 (MLO) (MBIA)
   5.400%,04/01/09                                           1,000        1,093
Mountain View Los Altos School District,
 Callable 05/01/07@ 102 (GO)
   6.500%, 05/01/17                                          2,000        2,339
Orange County Transportation Authority,
 Callable 02/15/02 @ 102 (RB)
   5.700%, 02/15/03                                            200          206
   5.750%, 02/15/04                                          1,000        1,031
Roseville California JT High School,
 Callable 08/01/11 @ 101 (GO)
   4.800%, 08/01/15                                            225          232
   4.900%, 08/01/16                                            415          427
   5.100%, 08/01/19                                            390          401
San Jose Airport,
 Callable 03/01/03 @ 102 (RB) (MBIA)
   6.100%, 03/01/06                                          1,000        1,065
San Marcos California, Escrowed to Maturity
 Zero Coupon Bond (COP)
   4.890%, 02/15/06 (A)                                      1,085          940
                                                                       --------
                                                                          8,776
                                                                       --------
COLORADO - 4.9%
Boulder, Larimer & Weld Counties School
 District #R-1, Vrain Valley, Callable 12/15/02 @ 101
 (GO) (MBIA)
   5.600%, 12/15/05                                          1,000        1,045
Colorado Department of Transportation (RB) (AMBAC)
   6.000%, 06/15/08                                          3,000        3,397
Colorado State Education & Culture Facilities
 Bromley East Charter School Project,
 Callable 09/15/11 @ 100 (RB)
   6.7500%, 09/15/15                                         1,200        1,235
Colorado State Education & Culture Facilities
 Classical Academy Charter School Project,
 Callable 12/01/11 @ 100 (RB)
   6.750%, 12/01/16                                          1,500        1,511
   7.250%, 12/01/21                                          1,500        1,536
Colorado State Health Facilities Authority, Zero
 Coupon Bond, Escrowed to Maturity (RB)
   5.500%, 07/15/20 (A)                                     10,000        3,139
Colorado State Housing Finance Authority Series
 A-2, Callable 05/01/06 @ 105 (RB)
   7.150%, 11/01/14                                            935        1,010
Fruita Colorado, Escrowed to Maturity (GO)
   9.250%, 04/01/03                                            485          517

INTERMEDIATE TAX FREE FUND (CONTINUED)

DESCRIPTION                                              PAR (000)  VALUE (000)
-------------------------------------------------------------------------------
Greenwood South Metropolitan District, Arapahoe
 County, Callable 12/01/02 @ 100 (GO) (FSA)
   7.300%, 12/01/06                                        $ 2,000      $ 2,111
Greenwood South Metropolitan District,
 Arapahoe County, Callable 12/01/02 @ 100 (GO) (MBIA)
   7.250%, 12/01/06                                          1,500        1,583
Jefferson County School District #R-1,
 Callable 12/15/08 @ 101 (GO) (FGIC)
   5.250%, 12/15/11                                          1,000        1,076
Jefferson County School District #R-1 (GO) (MBIA)
   6.500%, 12/15/11                                          2,000        2,393
Jefferson County,
 Callable 12/01/02 @ 102 (COP) (MLO) (MBIA)
   6.650%, 12/01/08                                            500          534
Loveland Colorado, Escrowed to Maturity (GO)
   8.875%, 11/01/05                                          1,365        1,571
University of Colorado, Partially
 Pre-refunded 11/12/01 @ 100 (RB)
   7.625%, 06/01/06                                             25           25
Westminister Water & Waste Water Utilities
 Improvement, Callable 12/01/04 @ 100 (RB) (AMBAC)
   6.000%, 12/01/09                                          1,000        1,087
                                                                       --------
                                                                         23,770
                                                                       --------
DELAWARE - 1.8%
Delaware State, Callable 11/12/01 @ 102 (GO)
   6.350%, 04/01/03                                          1,000        1,023
Delaware State Economic Development
 Authority, Pre-refunded 07/01/05 @ 102 (RB)
   7.625%, 07/01/25 (B)                                      2,800        3,285
Delaware State Health Facilities Authority,
 Partially Pre-refunded 04/01/04 and 10/01/04 @ 100 (RB)
   7.000%, 10/01/15                                          1,265        1,400
Delaware Transportation Authority,
 Callable 11/12/01 @ 100 (RB)
   7.500%, 07/01/02                                          1,000        1,004
New Castle County, Callable 10/01/03 @ 102 (GO)
   5.300%, 10/01/05                                          2,000        2,126
                                                                       --------
                                                                          8,838
                                                                       --------
FLORIDA - 0.6%
Greater Orlando Aviation Authority, Airport
 Facilities (RB) (AMT) (FGIC)
   5.250%, 10/01/09                                          1,815        1,945
Lee County Industrial Development Authority,
 Shell Point Village Health Project, Series A (RB)
   5.500%, 11/15/08                                          1,000        1,014
                                                                       --------
                                                                          2,959
                                                                       --------
GEORGIA - 0.2%
Fulco, Hospital Authority Revenue, Georgia
 Baptist Health Center,
 Pre-refunded 09/01/02 @ 102 (RB)
   6.250%, 09/01/13 (B)                                      1,090        1,151
                                                                       --------


The accompanying notes are an integral part of the financial statements.

(44     FIRST AMERICAN FUNDS ANNUAL REPORT 2001

DESCRIPTION                                              PAR (000)  VALUE (000)
-------------------------------------------------------------------------------
HAWAII - 1.1%
Hawaii State Airport System, Series B (RB)
 (AMT) (FGIC)
   6.250%, 07/01/06                                        $ 2,000      $ 2,223
Hawaii State Harbor System, Series A (RB)
 (AMT) (FSA)
   5.250%, 07/01/08                                          2,270        2,425
Hawaii State Highway Revenue, Escrowed to
 Maturity (RB)
   4.800%, 07/01/03                                            600          625
                                                                       --------
                                                                          5,273
                                                                       --------
IDAHO - 0.2%
Ada & Canyon Counties, Joint School
 District #2, Pre-refunded 07/30/05 @ 101
   5.500%, 07/30/11 (B)                                      1,000        1,099
                                                                       --------
ILLINOIS - 17.5%
Bolingbrook, Capital Appreciation
 Zero Coupon Bond
   4.850%, 01/01/05 (A)                                      1,080          970
   7.122%, 11/01/09 (A)                                      6,450        4,571
Chicago, City Colleges, Zero Coupon Bond
 (GO) (FGIC)
   5.900%, 01/01/15 (A)                                     10,000        5,184
Chicago, Equipment (GO) (AMBAC)
   5.600%, 01/01/06                                          5,000        5,428
Chicago, Midway Airport Project, Series C
 (RB) (MBIA)
   5.550%, 01/01/14                                          1,300        1,418
Chicago, Park District, Parking Facilities
 Authority (RB) (ACA)
   5.250%, 01/01/03                                          1,075        1,105
   5.500%, 01/01/08                                          3,585        3,813
Chicago, Project & Ref (GO) (FSA)
   5.500%, 01/01/13                                          1,000        1,096
Chicago, Series A (GO) (FGIC)
   5.250%, 01/01/11                                          5,000        5,395
Chicago, Series A, Zero Coupon Bond
 (GO) (MBIA)
   3.489%, 01/01/16 (A)                                      2,000        1,286
Chicago, Single Family Mortgages, Series A,
 Callable 03/01/06 @ 103 (RB) (AMT) (FHLMC)
 (FNMA) (GNMA)
   5.250%, 03/01/13                                            185          190
Chicago Water, Zero Coupon Bond (RB) (FGIC)
   6.776%, 11/01/08 (A)                                      5,150        3,851
Cook County (GO) (MBIA)
   7.250%, 11/01/07                                          2,000        2,338
Cook County Community Unit School District
 #401 Elkwood Park, Zero Coupon Bond (GO) (FSA)
   5.800%, 12/01/11 (A)                                      3,625        2,305
Cook County Community Unit School District
 #102, Zero Coupon Bond (FGIC)
   5.200%, 12/01/13 (A)                                      2,440        1,374
Cook County Community Unit School District
 #65 Evanston, Series A (GO) (FSA)
   6.375%, 05/01/09                                          3,000        3,462
Cook County Community High School #219,
 Zero Coupon Bond (FSA)
   4.900%,12/01/07 (A)                                       1,560        1,228
Cook County School District #099 (GO) (FGIC)
   8.500%, 12/01/04                                          1,000        1,167

INTERMEDIATE TAX FREE FUND (CONTINUED)

DESCRIPTION                                              PAR (000)  VALUE (000)
-------------------------------------------------------------------------------
De Kalb, Single Family Mortgages (RB) (AMT) (GNMA)
   7.000%, 12/01/01                                        $   205      $   205
Elgin (GO)
   7.250%, 01/01/04                                          2,990        3,274
Granite Single Family Mortgage Revenue (RB)
   7.750%, 10/01/11                                            925        1,099
Hodgkins Tax Increment
 Pre-refunded 12/01/01 @ 104 (GO)
   9.500%, 12/01/09 (B)                                      1,100        1,143
Illinois Development Finance Authority Revenue,
 School District #304, Zero Coupon Bond (FSA) (GO)
   5.170%, 01/01/13 (A)                                      1,100          649
Illinois Health Facilities Memorial Hospital
 Pre-refunded 05/01/02 @ 102 (RB)
   7.250%, 05/01/22 (B)                                      1,000        1,048
Illinois Health Facilities Evangelical, Escrowed to
 Maturity (RB)
   6.750%, 04/15/12                                          1,320        1,556
Illinois State Development Finance Authority,
 Elmhurst Community School #205, Callable
 01/01/11 @ 100 (RB) (FSA)
   6.375%, 01/01/13                                          1,025        1,196
Illinois State Development Finance Authority,
 Midwestern University, Callable 05/15/11 @ 101 (RB)
   5.750%, 05/15/16                                            350          357
Illinois State Development Finance Authority,
 Solid Waste Disposal, Waste Management
 Project (RB) (AMT)
   5.850%, 02/01/07                                          1,000        1,051
Illinois State Education Finance Authority, The
 Art Institute of Chicago Mandatory Put
 03/01/06 @ 100 (RB)
   4.700%, 03/01/30                                          4,500        4,680
Illinois State Health Facilities Authority (RB)
   6.500%, 02/15/06                                          1,130        1,246
Illinois State Sales Tax (RB)
   6.000%, 06/15/09                                          2,500        2,829
Illinois State Sales Tax, (RB)
   5.100%, 06/15/10                                          2,000        2,147
Illinois State, Callable 06/01/09 @ 101 (GO) (FGIC)
   5.375%, 06/01/10                                          2,000        2,182
Illinois State (COP) (MLO) (AMBAC)
   6.000%, 07/01/06                                          1,000        1,111
Lake County, Illinois Community School
 District #50, Woodland, Series A,
 Callable 12/01/08 @ 100 (GO) (FGIC)
   5.000%, 12/01/09                                          1,000        1,058
Lake County School District #112 (GO)
   9.000%, 12/01/05                                          1,415        1,725
Metropolitan Pier & Exposition Authority
 Illinois State Sales Tax, Series A
 Zero Coupon Bond (RB) (FGIC)
   5.000%, 06/15/09 (A)                                      1,500        1,081
Metropolitan Pier & Exposition Authority
 McCormick Place Expansion Project, Series A,
 Callable 12/15/09 @ 101 (RB) (FGIC)
   5.550%, 12/15/11                                          1,000        1,096
Regional Transportation Authority
 Pre-refunded 06/01/04 @ 102 (RB)
   6.000%, 06/01/07 (B)                                      1,000        1,103


                                 FIRST AMERICAN FUNDS ANNUAL REPORT 2001     45)

STATEMENTS OF NET ASSETS September 30, 2001

DESCRIPTION                                              PAR (000)  VALUE (000)
-------------------------------------------------------------------------------
Springfield Electric Revenue (MBIA) (RB)
   6.000%, 03/01/04                                        $ 1,000      $ 1,073
   6.000%, 03/01/06                                          1,050        1,159
University of Illinois Revenues, Escrowed to
 Maturity (RB)
   6.100%, 10/01/03                                          1,005        1,078
Will County School District #365, Zero Coupon
 Bond (GO) (FSA)
   4.530%, 11/01/05 (A)                                      1,685        1,469
Winnebago County School District #122,
 Harlem- Love Park, Zero Coupon Bond (GO) (FSA)
   5.200%, 01/01/17 (A)                                      3,000        1,369
                                                                       --------
                                                                         84,165
                                                                       --------
INDIANA - 2.5%
Franklin Township Independent
 School Building Corporation (RB)
   5.750%, 07/15/09                                          1,235        1,390
Indiana State Educational Facilities Authority,
 St. Joseph's College Project (RB)
   6.100%, 10/01/09                                          1,660        1,769
Indiana State Educational Facilities Authority,
 St. Joseph's College Project,
 Callable 10/01/09 @ 102 (RB)
   6.600%, 10/01/14                                          1,410        1,496
Indiana State Housing Finance Authority,
 Series B-1, Callable 07/01/05 @ 102 (RB)
   6.150%, 07/01/17                                          1,035        1,066
Indiana Transportation Authority, Escrowed to
 Maturity, Callable 06/01/11 @ 100 (RB)
   5.750%, 06/01/12                                            180          204
Indiana Transportation Authority,
 Callable 06/01/11 @ 100 (RB)
   5.750%, 06/01/12                                          1,820        2,054
Indiana University, Series K, Zero Coupon Bond
 (RB) (MBIA)
   5.360%, 08/01/11 (A)                                      3,750        2,417
Muncie School Building Corp. (GO) (MBIA)
   4.950%, 01/15/02                                            500          504
St. Joseph County Hospital,
 Callable 02/15/08 @ 101 (RB) (MBIA)
   4.750%, 08/15/12                                          1,000        1,020
                                                                       --------
                                                                         11,920
                                                                       --------
IOWA - 1.2%
Iowa Higher Education Authority Central College (RB)
   5.450%, 10/01/26                                          1,000        1,022
Muscatine Electric Revenue (RB) (AMBAC)
   5.500%, 01/01/09 (C)                                      1,300        1,425
Salix Pollution Control, Interstate Power
 Company, Mandatory Put 01/01/04 @ 100 (RB)
   4.200%, 01/01/13                                          3,450        3,479
                                                                       --------
                                                                          5,926
                                                                       --------
KANSAS - 1.4%
Butler County Public Building Authority (RB) (MBIA)
   6.375%, 10/01/10                                          1,000        1,175
Emporia Sewer System Revenue, Escrowed to
 Maturity (RB)
   6.625%, 11/15/07                                          1,165        1,361
Kansas State Department Transportation
 Highway (RB)
   5.500%, 09/01/10                                            500          557

INTERMEDIATE TAX FREE FUND (CONTINUED)

DESCRIPTION                                              PAR (000)  VALUE (000)
-------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, Single Family
 Mortgages, Series A-2 (RB) (GNMA)
   6.700%, 06/01/29                                        $ 2,260      $ 2,517
Sedgwick County School District #267 (GO) (AMBAC)
   5.250%, 11/01/12                                          1,045        1,137
                                                                       --------
                                                                          6,747
                                                                       --------
KENTUCKY - 1.1%
Kentucky Economic Development Finance
 Authority, Norton Healthcare, Series A,
 Callable 10/01/10 @ 101 (RB)
   6.250%, 10/01/12                                          2,000        2,122
Kentucky State Turnpike Authority, Escrowed to
 Maturity (RB)
   7.200%, 07/01/09                                          1,400        1,625
Louisville Water Revenue, Escrowed to Maturity (RB)
   6.000%, 11/15/07                                          1,250        1,407
                                                                       --------
                                                                          5,154
                                                                       --------
LOUISIANA - 0.4%
Louisiana Public Facility Authority Hospital Revenue
 Pre-refunded 10/01/02 @ 102 (RB)
   7.250%, 10/01/22 (B)                                      1,915        2,045
                                                                       --------
MAINE - 0.6%
Maine Municipal Bond Bank, Series A (GO)
   4.900%, 11/01/02                                            800          823
Maine Municipal Bond Bank, Series B (GO) (FSA)
   5.750%, 11/01/10                                          2,000        2,263
                                                                       --------
                                                                          3,086
                                                                       --------
MASSACHUSETTS - 3.6%
Massachusetts Bay Transportation Authority,
 Series A (RB)
   6.250%, 03/01/12                                          1,875        2,198
Massachusetts Bay Transportation Authority,
 General Transportation System Project,
 Series C (RB) (FGIC)
   5.750%, 03/01/10                                          2,100        2,361
Massachusetts State Series A, Callable
 01/01/11 @ 100 (GO)
   5.125%, 01/01/16                                          3,000        3,090
Massachusetts State Commonwealth, Special
 Obligation, Series A (RB)
   5.500%, 06/01/13                                          1,000        1,107
Massachusetts State Development Finance
 Agency, Briarwood, Series B,
 Callable 12/01/10 @ 100 (RB)
   7.875%, 12/01/15                                          2,500        2,603
Massachusetts State Housing Finance Agency,
 Series A, Callable 04/01/03 @ 102 (RB)
   6.300%, 10/01/13                                          1,000        1,045
Massachusetts State Health & Educational
 Facilities Authority, Partners Healthcare
 System, Series A, Callable 07/01/07 @ 101 (RB) (MBIA)
   5.100%, 07/01/10                                          3,000        3,173
Massachusetts State Housing Finance Agency,
 Series 41 (RB)
   5.350%, 12/01/02                                            450          455
Massachusetts State Port Authority (RB)
   5.750%, 07/01/12                                          1,000        1,097
                                                                       --------
                                                                         17,129
                                                                       --------


The accompanying notes are an integral part of the financial statements.

(46     FIRST AMERICAN FUNDS ANNUAL REPORT 2001

DESCRIPTION                                              PAR (000)  VALUE (000)
-------------------------------------------------------------------------------
MICHIGAN - 4.9%
Detroit (GO) (AMT) (FSA)
   5.750%, 04/01/09                                        $ 1,255      $ 1,377
Detroit Water Supply Partially Pre-refunded
 07/01/02 @ 102 (RB)
   6.250%, 07/01/12                                          1,000        1,059
Eaton Rapids Public Schools Partially
 Pre-refunded 05/01/04 @ 101 (GO)
   5.375%, 05/01/07                                          1,000        1,075
Lakeshore Public Schools,
 Callable 05/01/11 @ 100 (GO)
   5.000%, 05/01/12                                          1,260        1,332
Lakeview Public Schools,
 Callable 05/01/11 @ 100 (GO)
   5.000%, 05/01/14                                          1,985        2,057
Michigan Municipal Bond Authority, Clean Water
 Revolving Fund (RB)
   5.500%, 10/01/09                                          2,500        2,777
Michigan State Building Authority Series 1,
 (RB) (AMBAC)
   5.050%, 10/01/09                                            270          270
Michigan State Hospital Finance Authority,
 Ascension Health Credit, Series B, Mandatory
 Put 11/15/05 @ 100 (RB)
   5.200%, 11/15/33                                          3,000        3,120
Michigan State Housing Development Authority,
 Green Hill Project, Callable 07/15/04 @ 102 (RB) (FNMA)
   5.125%, 07/15/08                                          1,980        2,009
Oakland University,
 Callable 05/15/05 @ 102 (RB) (MBIA)
   5.600%, 05/15/10                                          1,000        1,068
Rochester Community School District, Series 1,
 Callable 05/01/10 @ 100 (GO) (FGIC)
   5.375%, 05/01/11                                          2,000        2,175
Wayne Charter County Airport, Series A,
 Callable 12/01/08 @ 101 (RB) (AMT) (MBIA)
   5.250%, 12/01/09                                          5,000        5,356
                                                                       --------
                                                                         23,675
                                                                       --------
MINNESOTA - 3.9%
Duluth Series A (GO) (FSA)
   4.650%, 02/01/02                                            365          368
Metropolitan Council (GO)
   5.000%, 02/01/07                                          1,000        1,072
Minneapolis, Hennepin Avenue Project, Series C,
 Escrowed to Maturity (GO)
   6.200%, 03/01/02                                            800          814
Minneapolis, Hospital & Rehabilitation,
 Escrowed to Maturity (RB)
   10.000%, 06/01/13                                         1,160        1,555
Minneapolis & St. Paul Housing &
 Redevelopment Authority, Health One
 Obligated Group, Series A,
 Pre-refunded 08/15/02 @ 102 (RB) (MBIA)
   7.400%, 08/15/05 (B)                                        600          615
Minneapolis & St. Paul Metropolitan Airports
 Commission, Series B,
 Callable 01/01/08 @ 101 (RB) (AMT) (AMBAC)
   5.375%, 01/01/10                                          3,000        3,193
Minneapolis & St. Paul Metropolitan Airports
 Commission, Series B (RB) (AMT) (FGIC)
   5.750%, 01/01/10                                          1,000        1,098
Robbinsdale, Minnesota Independent School
 District #281 (GO) (MSDCEP)
   5.000%, 02/01/09                                          1,250        1,335

INTERMEDIATE TAX FREE FUND (CONTINUED)

DESCRIPTION                                              PAR (000)  VALUE (000)
-------------------------------------------------------------------------------
Robbinsdale, Minnesota Independent School
 District #281, Callable 02/01/09 @ 100 (GO)
 (MSDCEP)
   5.250%, 02/01/12                                        $ 1,435      $ 1,527
St. Paul Housing & Redevelopment Authority, Tax
 Increment Revenue, Callable 08/01/06 @ 102.5 (AMBAC)
   6.400%, 02/01/07                                          1,195        1,354
   6.400%, 08/01/07                                          1,205        1,377
   6.500%, 02/01/09                                          1,315        1,487
St. Paul Port Authority Hotel
 Pre-refunded 08/01/08 @ 100 (RB)
   8.050%, 08/01/21 (B)                                      2,335        2,901
                                                                       --------
                                                                         18,696
                                                                       --------
MISSOURI - 0.9%
Kansas City School District Building Authority,
 Capital Improvements Projects, Series A, (MLO)
   6.400%, 02/01/02                                          2,000        2,028
St. Louis Industrial Development Authority,
 Convention Center Project, Series A,
 Callable 12/15/10 @ 102 (RB) (AMT)
   7.000%, 12/15/15                                          2,000        2,129
                                                                       --------
                                                                          4,157
                                                                       --------
NEBRASKA - 1.6%
Buffalo County Hospital Authority #1, Good
 Samaritan Hospital Project, Escrowed to
 Maturity (RB)
   6.375%, 11/01/03                                             80           83
Douglas County Hospital Authority #1, Immanuel
 Medical Center, Callable 09/01/07 @ 102 (RB) (AMBAC)
   4.800%, 09/01/08                                          1,400        1,476
Municipal Energy Agency of Nebraska, Series A
 (RB) (AMBAC)
   5.450%, 04/01/02                                            750          762
Nebraska Educational Finance Authority,
 Creighton University Project,
 Callable 01/01/06 @ 101 (RB) (AMBAC)
   5.600%, 01/01/07                                          2,500        2,713
Nebraska Educational Telecommunication
 Commission, Leasing Project, Series 2000 (MLO)
   6.000%, 02/01/06                                          1,275        1,402
Omaha Northwest Library Facilities Corporation,
 Callable 08/15/07 @ 102 (RB) (MLO)
   5.250%, 08/15/12                                            975        1,038
                                                                       --------
                                                                          7,474
                                                                       --------
NEVADA - 1.5%
Clark County School District, Building &
 Renovation Series B, Callable 06/15/07 @ 101
 (GO) (FGIC)
   5.750%, 06/15/08                                          1,000        1,106
Nevada State, Callable 06/01/08 @ 100 (GO)
   5.250%, 06/01/11                                          3,000        3,187
Washoe County School District,
 Callable 08/01/02 @ 101 (GO) (MBIA)
   5.700%, 08/01/03                                          1,000        1,037
Washoe County Water Facility Revenue
 Mandatory Put 05/01/03 @ 100 (RB) (AMT)
   5.750%, 03/01/36                                          2,000        2,054
                                                                       --------
                                                                          7,384
                                                                       --------


                                 FIRST AMERICAN FUNDS ANNUAL REPORT 2001     47)

STATEMENTS OF NET ASSETS September 30, 2001

DESCRIPTION                                              PAR (000)  VALUE (000)
-------------------------------------------------------------------------------
NEW JERSEY - 1.1%
New Jersey State (GO)
   5.900%, 08/01/02                                        $ 1,000      $ 1,031
New Jersey State Transportation Trust Fund
 Authority, Series A (RB)
   5.500%, 06/15/08                                          2,000        2,206
New Jersey State Turnpike Authority Revenue
 Escrowed to Maturity (RB)
   6.750%, 01/01/09                                            820          917
New Jersey State Turnpike Authority, Series A,
 Callable 11/12/01 @ 102 (RB) (AMBAC)
   6.750%, 01/01/08                                          1,000        1,024
                                                                       --------
                                                                          5,178
                                                                       --------
NEW MEXICO - 1.2%
Albuquerque Joint Water & Sewer Systems,
 Series A (RB)
   5.250%, 07/01/09                                          2,200        2,389
Farmington Power Revenue
 Pre-refunded 07/01/05 @ 100 (RB)
   9.875%, 01/01/13 (B)                                      2,645        3,251
Farmington Utility Systems, Callable 11/12/01
 @ 100, Escrowed to Maturity (RB)
   10.000%, 01/01/02                                           130          132
                                                                       --------
                                                                          5,772
                                                                       --------
NEW YORK - 1.2%
Hempstead Town Industrial Development Agency,
 Callable 12/01/06 @ 102 (RB) (MBIA)
   5.000%, 12/01/08                                          2,000        2,136
New York State Dormitory Authority, Mental
 Health Services Facilities,
 Callable 08/15/10 @ 100 (RB) (FSA)
   5.750%, 02/15/11                                          1,200        1,342
New York State Environmental Facilities
 Corporation, Pollution Control, Callable
 11/15/04 @ 102 (RB)
   6.400%, 05/15/06                                          1,250        1,389
New York State Environmental Facilities,
 Callable 07/15/08 @ 102 (RB)
   5.050%, 01/15/13                                          1,000        1,053
                                                                       --------
                                                                          5,920
                                                                       --------
NORTH DAKOTA - 0.3%
Fargo Health Systems, Meritcare Obligated
 Group, Series A (RB) (FSA)
   5.000%, 06/01/09                                            715          759
North Dakota State Industrial Commission,
 Lignite Program, Series A (RB)
   5.750%, 11/15/05                                            500          533
                                                                       --------
                                                                          1,292
                                                                       --------
OHIO - 2.3%
Cleveland Parking Facilities Revenue
 Pre-refunded 09/15/02 @ 102 (RB)
   8.100%, 09/15/22 (B)                                      1,125        1,209
Franklin County Health Care, Friendship Village,
 Callable 08/15/08 @ 101 (RB)
   5.250%, 08/15/18                                          2,000        1,669

INTERMEDIATE TAX FREE FUND (CONTINUED)

DESCRIPTION                                              PAR (000)  VALUE (000)
-------------------------------------------------------------------------------
Lorain County Hospital Revenue, Catholic
 Healthcare Partners, Series B,
 Callable 09/01/07 @ 102 (RB) (MBIA)
   5.375%, 09/01/09                                        $ 1,000      $ 1,087
Ohio State Building Authority, Administration
 Building Fund Project, Series A,
 Callable 10/01/08 @ 101 (RB) (MLO)
   5.250%, 10/01/09                                          3,000        3,261
Ohio State Building Authority, Adult Correctional
 Facilities Project, Series A (RB) (MLO) (MBIA)
   5.500%, 10/01/04                                          1,000        1,079
Richland County Hospital Facilities, Series A (RB)
   5.450%, 11/15/04                                            690          723
   5.500%, 11/15/05                                            725          767
   5.550%, 11/15/06                                            765          812
   5.650%, 11/15/08                                            595          630
                                                                       --------
                                                                         11,237
                                                                       --------
OKLAHOMA - 3.0%
Cherokee County Economic, Escrowed to
 Maturity, Zero Coupon Bond (RB)
   5.610%, 11/01/11 (A)                                      1,340          860
Edmond Public Works Authority Utility (RB) (AMBAC)
   4.125%, 07/01/11                                            500          499
Oklahoma County Housing Finance Authority,
 Series B, Zero Coupon Bond,
 Pre-refunded 03/01/06 @ 56.92 (RB)
   5.740%, 07/01/12 (A) (B)                                  3,690        1,791
Oklahoma Housing Finance Agency, Series A-2,
 Callable 05/01/05 @ 100 (RB) (FNMA)
   5.500%, 11/01/25                                          3,000        3,182
Tulsa County Home Finance Authority, Escrowed
 to Maturity (RB)
   6.900%, 08/01/10                                          1,710        2,067
Tulsa County Independent School District #9 (GO)
   5.750%, 06/01/04                                          2,000        2,150
Tulsa Educational Facilities Authority, Holland
 Hall School Project, Series B,
 Callable 12/01/08 @ 101 (RB)
   4.600%, 12/01/09                                          1,195        1,212
Tulsa Metropolitan Utility Authority, Callable
 09/01/05 @ 102 (RB)
   5.600%, 09/01/06                                          1,000        1,098
Tulsa Municipal Airport Trust, Series A,
 Mandatory Put 12/01/04 @ 100 (RB) (AMT)
   5.800%, 06/01/35                                          1,500        1,417
                                                                       --------
                                                                         14,276
                                                                       --------
OREGON - 1.5%
Lane County School District #19, Springfield,
 Pre-refunded 10/15/04 @ 101 (GO) (MBIA)
   5.900%, 10/15/06 (B)                                      1,000        1,102
Lane County School District #52, Bethel (GO) (SBGT)
   5.500%, 06/15/09                                          1,000        1,102
Polk, Marion & Benton Counties, School District
 #13-J (GO) (FGIC)
   5.500%, 12/01/04                                          1,015        1,098
Portland Community College District, Series A,
 Pre-refunded 07/01/02 @ 100 (GO)
   6.000%, 07/01/12 (B)                                        500          515


The accompanying notes are an integral part of the financial statements.

(48     FIRST AMERICAN FUNDS ANNUAL REPORT 2001

DESCRIPTION                                              PAR (000)  VALUE (000)
-------------------------------------------------------------------------------
Washington County Criminal Justice Facilities,
 Pre-refunded 12/01/04 @ 100 (GO)
   5.625%, 12/01/05 (B)                                    $   900      $   979
Washington County Unified Sewer Agency,
 Series 1 (RB) (FGIC)
   5.750%, 10/01/08                                          2,000        2,239
                                                                       --------
                                                                          7,035
                                                                       --------
PENNSYLVANIA - 1.8%
Erie County Prison Authority,
 Pre-refunded 11/01/01 @ 100 (RB) (MLO) (MBIA)
   6.600%, 11/01/02 (B)                                      1,000        1,004
   6.700%, 11/01/03 (B)                                      1,000        1,004
Governor Mifflin School District,
 Pre-refunded 02/01/02 @ 100 (GO) (AMBAC)
   6.500%, 02/01/13 (B)                                      2,000        2,030
Hazleton Health Services Authority
 Pre-refunded 01/01/03 @ 102 (RB)
   8.375%, 07/01/12 (B)                                        905          986
Montgomery County, Industrial Development
 Authority, PECO Energy Project, Series A,
 Mandatory Put 10/01/04 @ 100 (RB)
   5.200%, 10/01/30                                          2,000        2,087
Philadelphia Hospitals Authority Revenue
 Pre-refunded 07/01/05 @100 (RB)
   9.875%, 07/01/10 (B)                                      1,150        1,426
                                                                       --------
                                                                          8,537
                                                                       --------
PUERTO RICO - 0.3%
Puerto Rico Electric Power Authority, Series AA
 (RB) (MBIA)
   6.000%, 07/01/06                                          1,000        1,128
Puerto Rico Housing Finance Corporation, Single
 Family Mortgages, Series A (RB) (AMT) (GNMA)
   6.000%, 02/01/02                                             85           86
                                                                       --------
                                                                          1,214
                                                                       --------
RHODE ISLAND - 0.4%
Rhode Island Depositors Economic Protection
 Corporation, Series A (RB) (FSA)
   6.250%, 08/01/03                                          1,000        1,069
Rhode Island State, Callable 11/01/02 @ 102 (GO)
   4.600%, 11/01/03                                            900          939
                                                                       --------
                                                                          2,008
                                                                       --------
SOUTH CAROLINA - 0.4%
South Carolina State Public Service Authority,
 Series A (RB) (MBIA)
   5.500%, 01/01/10                                          1,665        1,834
                                                                       --------
SOUTH DAKOTA - 1.3%
Deadwood, South Dakota (COP) (ACA)
   5.500%, 11/01/07                                            800          861
   5.600%, 11/01/08                                            845          912
South Dakota State Building Authority (FSA) (MLO)
   5.000%, 09/01/02                                            640          656
South Dakota State Health & Educational
 Facilities Authority, Westhills Village Retirement (RB)
   5.500%, 09/01/04                                            640          645
   5.650%, 09/01/05                                            665          670
   5.800%, 09/01/06                                            735          742
   5.900%, 09/01/07                                            755          762

INTERMEDIATE TAX FREE FUND (CONTINUED)

DESCRIPTION                                              PAR (000)  VALUE (000)
-------------------------------------------------------------------------------
South Dakota Health & Educational Facilities,
 Sioux Valley Hospital (RB)
   5.250%, 11/01/08                                        $   900      $   941
                                                                       --------
                                                                          6,189
                                                                       --------
TENNESSEE - 0.4%
Metropolitan Government Nashville
 Pre-refunded 12/01/02 @ 31.821,
 Zero Coupon Bond (RB)
   10.685%, 12/1/13 (A) (B)                                  5,000        1,423
Shelby County Health, Educational & Housing
 Facilities Board, St. Jude's Children's Research (RB)
   5.000%, 07/01/09                                            500          523
                                                                       --------
                                                                          1,946
                                                                       --------
TEXAS - 7.6%
Abilene Health Facilities Development, Sears
 Methodist Retirement, Series A (RB)
   5.100%, 11/15/05                                          1,115        1,099
   5.250%, 11/15/06                                          1,175        1,154
   5.300%, 11/15/07                                          1,000          967
   5.350%, 11/15/08                                          1,300        1,255
Amarillo Independent School District (GO) (PSFG)
   7.000%, 02/01/06                                          1,035        1,183
Cypress-Fairbanks, Callable 02/15/10 @ 100
 (GO) (PSFG)
   5.500%, 02/15/18                                          4,000        4,158
Frisco, Texas, Callable 02/05/11 @ 100 (GO) (FGIC)
   5.000%, 02/15/18 (C)                                      1,125        1,126
   5.000%, 02/15/19 (C)                                      1,815        1,804
Galveston County Special Tax Revenue,
 Escrowed to Maturity (GO) (MBIA)
   6.400%, 02/01/05                                            315          349
Houston Airport Systems Revenue Escrowed to
 Maturity (RB)
   8.200%, 07/01/05                                            775          859
Houston Housing Finance Corporation, Single
 Family Mortgages, Series A-1,
 Callable 12/01/06 @ 102 (RB)
   8.000%, 06/01/14                                            480          514
Irving Independent School District, Series A,
 Zero Coupon Bond (GO) (PSFG)
   5.000%, 02/15/09 (A)                                      6,190        4,519
North Central Health Facilities Authority,
 Retirement Facility, Series A (RB)
   7.000%, 11/15/10                                          4,000        4,040
Nueces County Housing Finance Corporation,
 Dolphins Landing Apartments Project,
 Series A, Callable 07/01/10 @ 102 (RB)
   6.750%, 07/01/20                                          1,910        1,955
Plano Independent School District, Callable
 02/15/08 @ 100 (GO) (PSFG)
   4.700%, 02/15/13                                          1,000        1,009
Sugar Land, Callable 02/15/11 @ 100 (GO) (FSA)
   5.000%, 02/15/12                                          1,000        1,046
Texas State Refunding Series A (GO)
   6.000%, 10/01/05                                          5,650        6,263
Texas State, Callable 10/01/08 @ 100 (GO)
   5.000%, 10/01/15                                          1,000        1,013


                                 FIRST AMERICAN FUNDS ANNUAL REPORT 2001     49)

STATEMENTS OF NET ASSETS September 30, 2001

DESCRIPTION                                              PAR (000)  VALUE (000)
-------------------------------------------------------------------------------
Texas State Turnpike Authority Dallas Revenue
 (RB) (FGIC)
   6.500%, 01/01/08                                        $ 1,000      $ 1,144
University of Texas University Foundation,
 Callable 07/01/08 @ 100 (RB)
   5.000%, 07/01/14                                          1,000        1,026
                                                                       --------
                                                                         36,483
                                                                       --------
UTAH - 0.8%
North Davis County Sewer District (GO) (FGIC)
   5.700%, 03/01/02                                            560          568
Salt Lake County Municipal Building Authority,
 Series A (RB) (MLO)
   6.000%, 10/01/03                                            525          560
Utah State Housing Finance Agency, Single
 Family Mortgages, Series III, Class R,
 Callable 07/01/06 @ 102 (RB) (FHA) (VA)
   5.950%, 07/01/08                                          1,505        1,637
Utah State Housing Finance Agency, Single
 Family Mortgages (RB) (FHA) (VA)
   6.350%, 01/01/02                                             25           25
   5.650%, 07/01/06                                            260          280
Utah State Housing Finance Agency, Single
 Family Mortgages, Issue F-1,
 Callable 07/01/05 @ 102 (RB) (FHA) (VA)
   6.300%, 01/01/18                                            605          640
                                                                       --------
                                                                          3,710
                                                                       --------
VIRGINIA - 1.8%
Loudoun County (GO)
   5.000%, 12/01/02                                          1,000        1,032
Peninsula Port Authority, Partially Pre-refunded
 08/01/04 @ 102 and 08/01/08 @ 100 (RB)
   7.000%, 08/01/17                                          2,000        2,253
Riverside Regional Jail Authority,
 Pre-refunded 07/01/05 @ 102 (RB) (MBIA)
   5.700%, 07/01/08 (B)                                      1,095        1,220
Riverside Regional Jail Authority,
 Callable 07/01/05 @ 102 (RB) (MBIA)
   5.700%, 07/01/08                                            905          982
Virginia State Housing Development Authority,
 Series D, Callable 07/01/05 @ 102 (RB)
   6.100%, 01/01/14                                          1,110        1,176
Virginia State Housing Development Authority,
 Series H (RB)
   6.200%, 07/01/04                                          1,000        1,027
Virginia State Peninsula Regional Jail Authority,
 Callable 10/01/05 @ 101 (RB) (MBIA)
   5.300%, 10/01/09                                          1,000        1,060
                                                                       --------
                                                                          8,750
                                                                       --------
WASHINGTON - 10.8%
Clark County Public Utility District #1,
 Callable 07/01/01 @ 102 (RB) (FGIC)
   6.100%, 01/01/02                                            750          757
Clark County School District #37, Vancouver,
 Callable 12/01/02 @ 100 (GO)
   6.100%, 12/01/04                                          1,000        1,044
Clark County School District #37, Vancouver,
 (GO) (FSA)
   5.250%, 12/01/14                                          1,515        1,632
Conservation and Renewable Energy Systems (RB)
   5.650%, 10/01/03                                            700          742

INTERMEDIATE TAX FREE FUND (CONTINUED)

DESCRIPTION                                              PAR (000)  VALUE (000)
-------------------------------------------------------------------------------
Grant County Public Utility District #2,
 Series A (RB)
   5.750%, 01/01/02                                        $   670      $   676
Island County School District #206, South
 Widbey, Callable 12/01/04 @ 100 (GO) (AMBAC)
   5.750%, 12/01/06                                            700          751
King County, Series B, Callable 12/01/07
 @ 102 (GO)
   5.850%, 12/01/13                                          3,000        3,297
King County Public Hospital District #2,
 Callable 12/01/02 @ 100 (GO)
   5.800%, 12/01/03                                            910          943
King County Public Hospital District #403,
 Renton, Pre-refunded 12/01/02 @ 101 (GO)
   6.050%, 12/01/03 (B)                                        875          921
King County School District #408, Auburn (GO)
   6.200%, 12/01/02                                            515          537
King County School District #414 (GO)
   5.000%, 12/01/08                                          1,000        1,074
King County School District #415, Kent,
 Pre-refunded 06/01/04 @ 100 (GO) (AMBAC)
   6.450%, 06/01/06 (B)                                        920        1,008
Kitsap County School District #401, Central
 Kitsap, Pre-refunded 12/01/02 @ 101 (GO)
   6.625%, 12/01/08 (B)                                        750          794
Pierce County School District #320, Sumner (GO)
   6.000%, 12/01/06                                          1,000        1,081
Pierce County School District #401, Peninsula,
 Series A (GO)
   5.950%, 12/01/01                                            640          644
Pierce County School District #403, Bethel,
 Callable 12/01/01 @ 100 (GO)
   6.200%, 12/01/02                                          1,285        1,294
Pierce County School District #403, Bethel,
 Callable 12/01/02 @ 100 (GO)
   6.350%, 12/01/04                                            500          523
Port Seattle Passenger Facility Charge, Series B
 (RB) (AMT) (AMBAC)
   5.000%, 12/01/07                                          1,000        1,060
Seattle, Callable 12/01/09 @ 100 (GO)
   5.375%, 12/01/14                                          4,515        4,801
Seattle Municipal Light & Power (RB)
   4.800%, 05/01/02                                            600          609
Snohomish County Housing Authority,
 Callable 04/01/06 @ 100 (RB)
   6.300%, 04/01/16                                          1,035        1,070
Snohomish County Public Utilities District #1,
 Callable 11/01/01 @ 100 (RB)
   5.850%, 11/01/17                                          1,000        1,001
Snohomish County School District #2, Everett,
 Pre-refunded 12/01/03 @ 102 (GO) (MBIA)
   6.000%, 12/01/06 (B)                                        950        1,041
Snohomish County School District #2, Everett,
 Callable 12/01/03 @ 102 (GO) (MBIA)
   6.000%, 12/01/06                                            850          912
Snohomish County School District #6,
 Mukilteo (GO)
   6.250%, 12/01/01                                            900          906
Snohomish County Solid Waste,
 Pre-refunded 12/01/01 @ 102 (GO) (MBIA)
   6.800%, 12/01/03 (B)                                        650          668
South Columbia Basin Irrigation District (RB)
   5.800%, 12/01/01                                            500          503


The accompanying notes are an integral part of the financial statements.

(50     FIRST AMERICAN FUNDS ANNUAL REPORT 2001

DESCRIPTION                                              PAR (000)  VALUE (000)
-------------------------------------------------------------------------------
Spokane County School District #81, Spokane (GO)
   5.900%, 12/01/02                                        $ 1,000     $  1,042
Spokane County School District #356, Central
 Valley, Series B, Zero Coupon Bond (GO) (FGIC)
   5.030%, 12/01/14 (A)                                      8,690        4,586
Spokane County Regional Solid Waste Management,
 Callable 12/01/02 @ 102 (RB) (AMBAC)
   6.400%, 12/01/03                                            800          853
Spokane County Sewer, Callable 06/01/02
 @ 100 (RB)
   6.150%, 06/01/05                                          1,470        1,507
Tacoma, Series A, Callable 07/01/02 @ 100 (GO)
   5.900%, 07/01/03                                            600          615
Tacoma Electric Systems,
 Pre-refunded 01/01/04 @ 100 (AMBAC)
   6.000%, 01/01/06 (B)                                        185          198
Tacoma Electric Systems,
 Callable 01/01/02 @ 102 (RB) (AMBAC)
   6.000%, 01/01/06                                          1,215        1,250
Tacoma Utility, Pre-refunded 12/01/01 @ 101
 (RB) (MBIA)
   6.200%, 12/01/03 (B)                                        575          585
Thurston County School District #111, Olympia,
 Pre-refunded 12/01/02 @ 100 (GO)
   6.700%, 12/01/03 (B)                                      1,000        1,050
Washington State Refunding Series (GO)
   5.750%, 09/01/02                                            250          258
   5.600%, 09/01/04                                          5,000        5,389
Washington State, Series C (GO)
   5.500%, 07/01/14                                          2,275        2,501
Washington State Housing Finance, Hearthstone
 Project, Callable 01/01/05 @ 102 (RB)
   6.000%, 01/01/10                                            810          882
Washington State Public Power Supply System,
 Nuclear Project #2, Series A,
 Callable 07/01/06 @ 102 (RB) (AMBAC)
   5.700%, 07/01/11                                          1,000        1,078
                                                                       --------
                                                                         52,083
                                                                       --------
WISCONSIN - 2.1%
Hartford Promissory Notes,
 Callable 09/01/08 @ 100 (GO) (FSA)
   5.250%, 09/01/09                                          1,575        1,693
Milwaukee County, Series A,
 Callable 09/01/02 @ 100 (GO)
   5.550%, 09/01/03                                          1,700        1,748
   5.875%, 09/01/07                                            500          515
Walworth County Promissory Notes,
 Callable 04/01/08 @ 100 (GO)
   5.500%, 04/01/09                                          1,500        1,628
Wausau School District
 Pre-refunded 04/01/02 @ 100 (GO)
   6.500%, 04/01/10 (B)                                      1,000        1,022
Wisconsin State Health & Education Facilities
 Authority, Aurora Health Care, Series A,
 Callable 02/15/09 @ 101 (RB)
   5.500%, 02/15/20                                          1,500        1,420
Wisconsin State Health & Education Facilities
 Authority, Monroe Clinic (RB)
   4.450%, 02/15/06                                            925          936
   4.700%, 02/15/09                                          1,060        1,057
                                                                       --------
                                                                         10,019
                                                                       --------

INTERMEDIATE TAX FREE FUND (CONTINUED)

DESCRIPTION                                       PAR (000)/SHARES  VALUE (000)
-------------------------------------------------------------------------------
WYOMING - 0.1%
Sweetwater County, Pacific Power & Light
 Project, Pre-refunded 12/01/01 @ 100 (RB)
   6.500%, 12/01/07 (B)                                    $   700      $   705
                                                                       --------
TOTAL MUNICIPAL BONDS                                                   472,656
                                                                       --------
RELATED PARTY MONEY MARKET FUND - 1.7%
First American Tax Free Obligations Fund (D)             8,343,819        8,344
                                                                       --------
TOTAL RELATED PARTY MONEY MARKET FUND                                     8,344
                                                                       --------
TOTAL INVESTMENTS - 99.8%
   (Cost $461,344)                                                      481,000
                                                                       --------
OTHER ASSETS AND LIABILITIES, NET - 0.2%                                    979
                                                                       --------
NET ASSETS:
Portfolio capital                                                      $464,229
Undistributed net investment income                                         210
Accumulated net realized loss on investments                             (2,116)
Net unrealized appreciation of investments                               19,656
                                                                       --------
TOTAL NET ASSETS - 100%                                                $481,979
                                                                       --------

CLASS A:
Net asset value and redemption price per share (net assets of
 $23,235,789 and 2,122,898 shares of capital stock issued and
 outstanding)(F)                                                        $ 10.95
Maximum sales charge of 2.25%                                              0.25
                                                                       --------
Offering price per share(E)                                             $ 11.20
                                                                       --------
CLASS Y:
Net asset value, offering price and redemption price per share
 (net assets of $458,743,332 and 41,977,133 shares of capital
 stock issued and outstanding)(F)                                       $ 10.93
                                                                       --------


                                 FIRST AMERICAN FUNDS ANNUAL REPORT 2001     51)

STATEMENTS OF NET ASSETS September 30, 2001

INTERMEDIATE TAX FREE FUND (CONCLUDED)

DESCRIPTION
-------------------------------------------------------------------------------
(A)The rate shown is the effective yield at the time of purchase.

(B)Pre-refunded issues are typically backed by U.S. Government obligations or municipal bonds. These bonds mature at the call date and price indicated.

(C)At September 30, 2001, the cost of securities purchased on a when issued basis was: Frisco, Texas of $2,927,139 and Muscatine Electric Revenue of $1,377,435.

(D)This money market fund is advised by U.S. Bancorp Piper Jaffray Asset Management, Inc. who also serves as advisor for this fund. See also the notes to the financial statements.

(E)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 2.25%.

(F)$0.0001 par value - 2 billion authorized

ACA - American Capital Access
AMBAC - American Municipal Bond Assurance Corporation
AMT - Alternative Minimum Tax. As of September 30, 2001, the aggregate market value of securities subject to the AMT was $25,808,485, which represents 5.4% of net assets.
COP - Certificate of Participation
FGIC - Financial Guaranty Insurance Corporation
FHA - Federal Housing Authority
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance
GNMA - Government National Mortgage Association
GO - General Obligation
MBIA - Municipal Bond Insurance Association
MLO - Municipal Lease Obligation
MSDCEP - Minnesota School District Credit Enhancement Program
PSFG - Permanent School Fund Guaranty
RB - Revenue Bond
SBGT - School Board Guaranty Trust
VA - Veterans Administration

MINNESOTA INTERMEDIATE TAX FREE FUND

DESCRIPTION                                              PAR (000)  VALUE (000)
-------------------------------------------------------------------------------
MUNICIPAL BONDS - 99.3%
REVENUE BONDS - 52.8%
AUTHORITY - 1.3%
St. Paul Port Authority, Hotel Facilities, Radisson
 Kellogg Project, Series 2
   6.700%, 08/01/07                                        $ 1,800      $ 1,787
St. Paul Port Authority, Hotel Facilities, Radisson
 Kellogg Project, Series 2, Callable 08/01/08 @ 103
   6.875%, 08/01/10                                          1,685        1,678
                                                                       --------
                                                                          3,465
                                                                       --------
BUILDING - 0.8%
Minnesota State Retirement Systems Building,
 Callable 06/01/10 @ 100
   5.450%, 06/01/12                                            550          600
Washington County Housing & Redevelopment
 Authority Jail Facility, Callable, 02/01/03
 @ 100 (MBIA) (MLO)
   5.400%, 02/01/08                                          1,580        1,628
                                                                       --------
                                                                          2,228
                                                                       --------
ECONOMIC DEVELOPMENT - 1.6%
Minnesota State Agricultural & Economic
 Development Board, Small Business
 Development, Series B (AMT)
   6.500%, 08/01/08                                          1,335        1,423
Minnesota State Agricultural & Economic
 Development Board, Small Business
 Development, Series B,
 Pre-refunded 08/01/04 @ 100 (AMT)
   5.500%, 08/01/10 (A)                                      1,525        1,631
Minnesota State Agricultural & Economic
 Development Board, Small Business
 Development, Series C (AMT)
   6.625%, 08/01/08                                          1,210        1,299
                                                                       --------
                                                                          4,353
                                                                       --------
EDUCATION - 3.6%
Minneapolis Minnesota Revenue, The Blake
 School, Callable 09/01/11 @ 100
   5.000%, 09/01/12                                            445          465
Minnesota State Higher Education Facilities
 Authority, Augsburg College, Series 4
   4.500%, 10/01/06                                            505          519
   4.850%, 10/01/09                                            520          533
Minnesota State Higher Education Facilities
 Authority, Minneapolis College of Art and Design
   5.000%, 05/01/11                                            310          312
Minnesota State Higher Education Facilities
 Authority, Augsburg College, Series 4, Callable
 10/01/09 @ 100
   5.000%, 10/01/11                                            500          511
   5.000%, 10/01/12                                            500          506
Minnesota State Higher Education Facilities
 Authority, St John's University, Series 5
   5.000%, 10/01/11                                            455          482
Minnesota State Higher Education Facilities
 Authority, St John's University, Series 5,
 Callable 10/01/11 @ 100
   5.000%, 10/01/12                                            480          503
Minnesota State Higher Education Facilities
 Authority, Carleton College, Series 3, Callable
 05/01/06 @ 100
   5.750%, 11/01/12                                          1,375        1,463


The accompanying notes are an integral part of the financial statements.

(52     FIRST AMERICAN FUNDS ANNUAL REPORT 2001

DESCRIPTION                                              PAR (000)  VALUE (000)
-------------------------------------------------------------------------------
Minnesota State Higher Education Facilities
 Authority, St. Benedict College, Callable
 03/01/07 @ 100
   4.875%, 03/01/08                                        $ 1,000      $ 1,026
   5.100%, 03/01/11                                          2,885        2,942
Minnesota State Higher Education Facilities
 Authority, University of St. Thomas, Series 4,
 Callable 04/01/08 @ 100
   5.250%, 04/01/12                                            385          404
                                                                       --------
                                                                          9,666
                                                                       --------
HEALTHCARE - 10.9%
Austin Housing & Redevelopment Authority,
 Gerard Project Health Care Facilities,
 Callable 09/01/09 @ 102
   6.625%, 09/01/19                                          1,540        1,462
Cuyuna Range Hospital District, Series A,
 Callable 06/01/07 @ 102
   5.500%, 06/01/10                                            435          417
   5.650%, 06/01/12                                            940          888
Duluth Economic Development Authority, Health
 Care Facility, Escrowed to Maturity (AMBAC)
   6.100%, 11/01/04                                            250          275
Duluth Economic Development Authority, Health
 Care Facility, Pre-refunded 11/01/02 @ 102
 (AMBAC)
   6.100%, 11/01/04 (A)                                        650          689
Glencoe Health Care Facilities, Callable
 04/01/11 @ 101
   7.400%, 04/01/21                                          1,000        1,033
Hastings Health Care Facility, Regina Medical
 Center, Callable 09/15/08 @ 100 (ACA)
   5.000%, 09/15/13                                            500          503
Minneapolis & St. Paul Housing &
 Redevelopment Authority, Healthspan,
 Series A, Callable 11/15/03 @ 102 (AMBAC)
   5.000%, 11/15/13                                          1,000        1,017
Minnesota Agricultural & Economic
 Development Board, Benedictine Health,
 Series A (MBIA)
   5.000%, 02/15/10                                          3,815        4,053
Minnesota Agricultural & Economic
 Development Board, Fairview Hospital Project,
 Series A, Callable 11/15/07 @ 102 (MBIA)
   5.400%, 11/15/08                                          1,000        1,096
   5.500%, 11/15/17                                          1,500        1,560
   5.750%, 11/15/26                                            500          524
New Hope Housing & Health Care Facilities,
 Masonic Home North Ridge
   5.000%, 03/01/04                                            330          331
   5.100%, 03/01/05                                            550          551
   5.200%, 03/01/06                                            645          641
   5.300%, 03/01/07                                            685          679
New Hope Housing & Health Care Facilities,
 Masonic Home North Ridge, Callable 03/01/09
 @ 102
   5.500%, 03/01/10                                            500          486
Plymouth Health Facilities, Westhealth Project,
 Series A, Callable 06/01/04 @ 102 (CGIC) (FSA)
   6.200%, 06/01/11                                          1,360        1,489

MINNESOTA INTERMEDIATE TAX FREE FUND (CONTINUED)

DESCRIPTION                                              PAR (000)  VALUE (000)
-------------------------------------------------------------------------------
Rochester, St. Mary's Hospital, Escrowed to
 Maturity, Callable 10/01/01 @ 100
   5.750%, 10/01/07                                        $ 1,895      $ 2,037
St. Cloud Health Care (FSA)
   5.500%, 05/01/07                                            500          549
   5.500%, 05/01/08                                          1,450        1,593
St. Louis Park Health Care Facilities,
 Callable 07/01/03 @ 102 (AMBAC)
   4.600%, 07/01/05                                          4,865        5,050
St. Paul Housing & Redevelopment Authority,
 Health Care Facility, Regions Hospital Project
   5.000%, 05/15/06                                          1,000        1,010
   5.000%, 05/15/08                                          1,195        1,193
                                                                       --------
                                                                         29,126
                                                                       --------
HOUSING - 4.7%
Coon Rapids Multi-family Housing, Woodland
 North Apartments, Callable 12/01/03 @ 100 (FHA)
   5.625%, 12/01/09                                            365           70
Coon Rapids Single Family Housing,
 Callable 09/01/04 @ 102
   5.900%, 09/01/06                                            230           35
Dakota County Housing & Redevelopment
 Authority, Single Family Mortgages,
 Callable 04/01/04 @ 102 (AMT) (FNMA)
   6.250%, 10/01/04                                            480           93
Dakota County Housing & Redevelopment
 Authority, Single Family Mortgages,
 Callable 10/01/07 @ 101.5 (AMT) (GNMA)
   5.125%, 10/01/20                                            843           71
Dakota County Housing & Redevelopment
 Authority, South St. Paul, Callable 11/01/01
 @ 100 (FHA) (GNMA) (VA)
   7.250%, 03/01/06                                            155           55
Dakota, Washington & Stearns Counties Housing
 & Redevelopment Authority, Single Family
 Mortgages, Series A, Callable 03/01/04 @ 102
 (AMT) (FNMA)
   6.500%, 09/01/10                                             15           15
Minneapolis & St. Paul Housing Finance Board,
 Single Family Mortgages, Series A, Callable
 10/01/05 @ 100 (AMT) (FHA) (GNMA) (VA)
   7.875%, 12/01/12                                             50           50
Minneapolis Mortgage, Zero Coupon Bond,
 Callable 10/01/05 @ 100
   7.103%, 10/01/12 (B)                                      2,950        1,440
Minneapolis State Housing Finance Agency,
 Rental Housing, Series D (MBIA)
   5.050%, 08/01/03                                            715          740
   5.150%, 08/01/04                                            695          727
Minnesota State Housing Finance Agency,
 Rental Housing, Series D,
 Callable 02/01/05 @ 102 (MBIA)
   5.450%, 08/01/07                                          2,185        2,314
Minnesota State Housing Finance Agency, Single
 Family Mortgages, Series B,
 Callable 07/01/09 @ 100 (AMT)
   5.550%, 07/01/24                                          1,000        1,065
Moorhead Economic Development Authority,
 Eventide Senior Housing, Series B,
 Callable 06/01/04 @ 102
   5.750%, 06/01/16                                          1,360        1,255


                                 FIRST AMERICAN FUNDS ANNUAL REPORT 2001     53)

STATEMENTS OF NET ASSETS September 30, 2001

DESCRIPTION                                              PAR (000)  VALUE (000)
--------------------------------------------------------------------------------
St. Louis Park Housing & Redevelopment
 Authority, Single Family Mortgages,
 Callable 11/12/01 @ 102 (GNMA)
   6.500%, 10/20/03                                        $    70      $    71
St. Paul Minnesota Housing & Redevelopment
 Authority, Callable 08/01/06 @ 102.5
   6.450%, 02/01/08                                          1,240        1,407
South St. Paul Housing & Redevelopment
 Authority, Single Family Mortgages,
 Callable 09/01/03 @ 100 (FNMA)
   5.100%, 09/01/07                                            670          698
Vadnais Heights, Single Family Mortgages
   5.500%, 11/01/04                                            360          368
   6.000%, 11/01/09                                            210          219
                                                                       --------
                                                                         12,493
                                                                       --------
POLLUTION CONTROL - 2.0%
Minnesota State Public Facilities Authority,
 Water Pollution Control, Callable 03/01/07 @ 100
   5.000%, 03/01/09                                          2,000        2,107
Minnesota State Public Facilities Authority,
 Water Pollution Control, Series A,
 Callable 03/01/08 @ 100
   4.500%, 03/01/10                                          3,100        3,183
                                                                       --------
                                                                          5,290
                                                                       --------
TAX REVENUE - 5.3%
Bloomington Port Authority, Mall of America
 Project, Series A (FSA)
   4.900%, 02/01/09                                          1,000        1,059
Minneapolis Community Development Agency,
 Zero Coupon Bond (MBIA)
   6.240%, 03/01/02 (B)                                      5,000        4,951
St. Paul Housing & Redevelopment Authority,
 Downtown & Seventh Place Project, Escrowed
 to Maturity, Callable 09/01/03 @ 101 (AMBAC)
   5.200%, 09/01/04                                          4,000        4,266
St. Paul Housing & Redevelopment Authority,
 Downtown & Seventh Place Project, Escrowed
 to Maturity, Callable 09/01/03 @ 101 (AMBAC)
   5.350%, 09/01/07                                          1,500        1,640
St. Paul Port Authority, Energy Park, Tax
 Increment (FSA)
   5.000%, 02/01/08                                          2,100        2,240
                                                                       --------
                                                                         14,156
                                                                       --------
TRANSPORTATION - 5.1%
Minneapolis & St. Paul Metropolitan Airports
 Commission, Series B (AMT) (AMBAC)
   5.500%, 01/01/07                                          2,140        2,304
Minneapolis & St. Paul Metropolitan Airports
 Commission, Series B (AMT) (FGIC)
   5.750%, 01/01/10                                          2,880        3,161
Minneapolis & St. Paul Metropolitan Airports
 Commission, Series B, Callable 01/01/08
 @ 101 (AMT) (AMBAC)
   5.500%, 01/01/09                                          2,500        2,695
Minneapolis & St. Paul Metropolitan Airports
 Commission, Series B, Callable 01/01/09
 @ 101 (AMT) (FGIC)
   5.625%, 01/01/14                                          1,000        1,062

MINNESOTA INTERMEDIATE TAX FREE FUND (CONTINUED)

DESCRIPTION                                              PAR (000)  VALUE (000)
-------------------------------------------------------------------------------
Minneapolis & St. Paul Metropolitan Airports
 Commission, Callable 01/01/11 @ 100
   5.125%, 01/01/20                                        $ 3,095       $3,117
Puerto Rico Commonwealth, Highway
 Transportation Authority, Series X (MBIA)
   5.500%, 07/01/13                                          1,250        1,404
                                                                       --------
                                                                         13,743
                                                                       --------
UTILITIES - 17.5%
Anoka County Minnesota Resource Recovery,
 Northern States Power
   4.350%, 12/01/04                                          1,600        1,669
   4.400%, 12/01/05                                          2,000        2,093
Chaska Electric, Series A
   5.500%, 10/01/06                                            610          662
   5.550%, 10/01/07                                            645          703
   5.600%, 10/01/08                                            680          742
   5.650%, 10/01/09                                            720          788
   5.650%, 10/01/10                                            760          834
Minneapolis Public Facilities Authority Water
 Pollution Control, Callable 11/16/01 @ 102
   6.350%, 03/01/03                                            500          512
Minnesota State Public Facilities Authority,
 Drinking Water, Series B, Callable 03/01/09 @ 100
   5.125%, 03/01/19                                          2,000        2,023
Northern Minnesota Municipal Power Agency,
 Electric System (FSA)
   5.500%, 01/01/07                                          2,000        2,180
   5.500%, 01/01/08                                          2,115        2,312
Northern Minnesota Municipal Power Agency,
 Electric System, Series A (AMBAC)
   5.500%, 01/01/03                                          2,500        2,595
Northern Minnesota Municipal Power Agency,
 Electric System, Series A,
 Pre-refunded 01/01/03 @ 102 (AMBAC)
   5.600%, 01/01/04 (A)                                      1,900        2,013
   5.900%, 01/01/07 (A)                                      1,800        1,914
Rochester Electric Utility, Callable 12/01/10 @ 100
   5.000%, 12/01/16                                          1,150        1,165
St. Cloud Water & Sewer, Series A
   6.000%, 08/01/02                                          1,000        1,012
St. Paul Sewer, Callable 06/01/03 @ 100 (AMBAC)
   5.350%, 12/01/04                                          3,000        3,124
   5.450%, 12/01/05                                          5,000        5,194
Southern Minnesota Municipal Power Agency,
 Series A, Callable 01/01/03 @ 102 (FGIC)
   5.000%, 01/01/06                                          1,500        1,559
Southern Minnesota Municipal Power Agency,
 Series A, Callable 01/01/09 @ 101 (AMBAC)
   5.000%, 01/01/11                                          1,270        1,343
Southern Minnesota Municipal Power Agency,
 Series A, Zero Coupon Bond (MBIA)
   5.257%, 01/01/20 (B)                                      3,500        1,371
   5.275%, 01/01/21 (B)                                      5,000        1,819
Southern Minnesota Municipal Power Agency,
 Series B, Callable 01/01/04 @ 102 (MBIA)
   4.850%, 01/01/07                                          1,875        1,960


The accompanying notes are an integral part of the financial statements.

(54     FIRST AMERICAN FUNDS ANNUAL REPORT 2001

DESCRIPTION                                              PAR (000)  VALUE (000)
-------------------------------------------------------------------------------
Western Minnesota Municipal Power Agency,
 Series A, Callable 01/01/06 @ 102 (AMBAC)
   5.500%, 01/01/11                                        $ 5,000      $ 5,341
   5.500%, 01/01/13                                          2,000        2,120
                                                                       --------
                                                                         47,048
                                                                       --------
TOTAL REVENUE BONDS                                                     141,568
                                                                       --------
GENERAL OBLIGATIONS - 41.9%
Anoka County Capital Improvements, Series B
   4.550%, 01/01/11                                          1,960        2,014
Anoka County Capital Improvements, Series B,
 Callable 02/01/02 @ 100
   5.550%, 02/01/05                                          2,000        2,072
Anoka County Capital Improvements, Series C,
 Callable 02/01/02 @ 100
   5.550%, 02/01/05                                          2,000        2,019
Anoka-Hennepin Independent School District
 #11, Series A (MSDCEP)
   5.000%, 02/01/09                                          1,375        1,466
Anoka-Hennepin Independent School District
 #11, Series A, Callable 02/01/10 @ 100
 (MSDCEP)
   5.300%, 02/01/12                                          1,000        1,076
   5.375%, 02/01/13                                            600          643
Anoka-Hennepin Independent School District
 #11, Series A, Callable 02/01/11 @ 100
 (MSDCEP)
   5.000%, 02/01/12                                          1,000        1,056
Anoka-Hennepin Independent School District
 #11, Series C, Callable 02/01/03 @ 100 (FGIC)
 (MSDCEP)
   4.875%, 02/01/07                                          3,300        3,354
Becker Tax Increment, Series D,
 Callable 08/01/04 @ 100 (AMT) (MBIA)
   6.000%, 08/01/07                                          3,955        4,036
Bloomington Independent School District #271
 Series B, Callable 02/01/10 @ 100 (MSDCEP)
   5.250%, 02/01/11                                          1,000        1,081
Burnsville Independent School District #191,
 Series A (MSDCEP)
   5.000%, 02/01/08                                            300          321
Burnsville Independent School District #191,
 Callable 02/01/02 @ 100 (MSDCEP)
   5.000%, 02/01/09                                          1,225        1,299
Chaska Independent School District #112,
 Series A (MSDCEP)
   4.800%, 02/01/10                                          1,120        1,181
Dakota County Capital Improvements, Series C
   4.850%, 02/01/10                                          1,000        1,058
Eden Prairie Water & Sewer, Series A, Zero
 Coupon Bond
   4.459%, 12/01/06 (B)                                      2,090        1,734
Forest Lake Independent School District #831,
 Callable 02/01/08 @ 100 (MSDCEP)
   5.000%, 02/01/09                                          1,115        1,182
Fridley School District #14,
 Callable 02/01/05 @ 100 (FSA)
   5.350%, 02/01/26                                          5,000        5,045
Hastings Independent School District #200,
 Series A, Callable 02/01/08 @ 100 (MSDCEP)
   5.000%, 02/01/11                                          1,095        1,148
Lakeville Independent School District #194,
 Callable 02/01/09 @ 100 (MSDCEP)
   5.000%, 02/01/16                                          2,000        2,036

MINNESOTA INTERMEDIATE TAX FREE FUND (CONTINUED)

DESCRIPTION                                              PAR (000)  VALUE (000)
-------------------------------------------------------------------------------
Lakeville Independent School District #194,
 Series A, Callable 02/01/08 @ 100 (MSDCEP)
   5.125%, 02/01/22                                        $ 5,000      $ 5,004
Minneapolis Public Facilities Authority Pollution
 Control, Callable 03/01/06 @ 100
   4.750%, 03/01/11                                            565          580
Minneapolis Minnesota
   2.100%, 12/01/06                                          1,425        1,425
   2.100%, 02/01/16                                          1,505        1,505
Minneapolis & St. Paul Metropolitan Airports
 Commission, Series 8, Callable 01/01/02
 @ 100 (AMT)
   6.100%, 01/01/03                                          1,500        1,513
   6.350%, 01/01/04                                          2,500        2,523
Minneapolis School District #1 (MSDCEP)
   4.500%, 02/01/08                                          1,450        1,512
Minneapolis School District #1,
 Callable 02/01/06 @ 100 (MSDCEP)
   5.000%, 02/01/07                                          1,000        1,056
   5.000%, 02/01/07                                          1,025        1,083
Minneapolis, Series B, Callable 09/01/05 @ 100
   5.050%, 03/01/06                                          6,000        6,397
Minneapolis, Series C, Callable 04/01/02 @ 102
   6.150%, 10/01/05                                          2,400        2,493
Minneapolis, Series C, Pre-refunded 03/01/02
 @ 100
   6.250%, 03/01/03 (A)                                      1,000        1,017
   6.350%, 03/01/04 (A)                                      1,200        1,221
Minnesota State, Callable 08/01/07 @ 100
   4.800%, 08/01/11                                          2,010        2,087
   4.850%, 08/01/12                                          4,920        5,086
Mounds View Independent School District #621,
 Callable 02/01/12 @ 100
   5.000%, 02/01/18 (D)                                      2,340        2,359
Mounds View Independent School District #621,
 Series A (MSDCEP)
   5.250%, 02/01/10                                          1,230        1,336
Mounds View Independent School District #621,
 Series A, Callable 02/01/11 @ 100 (MSDCEP)
   5.250%, 02/01/12                                          1,000        1,079
   5.350%, 02/01/16                                          1,000        1,051
North St. Paul Independent School District #622,
 Series A, Callable 02/01/07 @ 100 (MSDCEP)
   5.125%, 02/01/25                                          2,000        2,001
Northfield Minnesota Independent School
 District #659, Callable 02/01/11 @ 100
   4.600%, 02/01/13                                          1,100        1,120
   5.000%, 02/01/15                                          1,295        1,338
Olmstead County Resource Recovery, Series A,
 Callable 02/01/02 @ 100
   5.800%, 02/01/04                                          1,500        1,517
Osseo Independent School District #279,
 Crossover refunded 02/01/03 @ 100 (FGIC)
   5.400%, 02/01/05 (C)                                      1,525        1,583
Perham Minnesota, Callable 05/01/11 @ 100 (AMT)
   5.850%, 05/01/15                                          1,205        1,227
Pipestone-Jasper Independent School District
 #2689, Callable 03/01/09 @ 100 (FGIC)
   5.400%, 03/01/13                                          1,095        1,166
Puerto Rico Commonwealth (MBIA)
   6.000%, 07/01/14                                          1,605        1,879


                                 FIRST AMERICAN FUNDS ANNUAL REPORT 2001     55)

STATEMENTS OF NET ASSETS September 30, 2001

DESCRIPTION                                              PAR (000)  VALUE (000)
-------------------------------------------------------------------------------
Red Wing Independent School District #256,
 Series A, Crossover refunded 02/01/03 @ 100
   5.250%, 02/01/05 (C)                                    $ 1,010     $  1,045
Robbinsdale Independent School District #281
 (MSDCEP)
   5.000%, 02/01/08                                          1,000        1,069
Rochester Independent School District #535,
 Callable 02/01/11 @ 100 (MSDCEP)
   5.000%, 02/01/15                                          1,595        1,643
Rosemont Independent School District #196,
 Series A, Crossover refunded 06/01/04 @ 100
   5.625%, 06/01/07 (C)                                      1,400        1,499
St. Louis Park Independent School District #283,
 Callable 02/01/09 @ 100 (MSDCEP)
   5.250%, 02/01/10                                          1,500        1,616
   5.600%, 02/01/15                                            725          774
St. Paul Independent School District #625,
 Series B, Callable 02/01/04 @ 100
   5.800%, 02/01/07                                          1,000        1,058
St. Paul Independent School District #625,
 Series C (MLO)
   5.850%, 02/01/07                                          1,000        1,060
St. Paul Minnesota, Callable 03/01/09 @ 100
   5.000%, 03/01/10                                          1,180        1,254
Sauk Rapids Independent School District #47,
 Series B, Zero Coupon Bond, Callable
 02/01/11 @ 94.63 (FSA)
   5.753%, 02/01/12 (B)                                      1,790        1,100
Sauk Rapids Independent School District #47,
 Series B, Zero Coupon Bond, Callable
 02/01/11 @ 89.37 (FSA)
   5.700%, 02/01/13 (B)                                      1,055          605
Savage, Series A (FGIC)
   5.200%, 02/01/05                                          1,000        1,067
Savage, Series A, Callable 02/01/06 @ 100 (FGIC)
   5.350%, 02/01/07                                          1,000        1,070
   5.500%, 02/01/08                                          1,000        1,068
South Washington County, Minnesota
 Independent School District #833, Series A
   5.500%, 02/01/09                                            500          550
Stillwater Independent School District #834,
 Callable 02/01/02 @ 100 (FGIC)
   5.200%, 02/01/03                                          2,000        2,019
Stillwater Independent School District #834,
 Callable 02/01/09 @ 100 (MSDCEP)
   4.750%, 02/01/11                                          2,140        2,225
Virgin Islands Special Tax,
 Pre-refunded 10/01/01 @ 102
   7.750%, 10/01/06 (A)                                        265          272
Washington County, Raymie Johnson
 Apartments, Series C, Callable 01/01/04
 @ 100 (FGIC)
   6.000%, 01/01/10                                          1,340        1,421
West St. Paul Independent School District #197,
 Zero Coupon Bond (MBIA)
   5.896%, 02/01/05 (B)                                      2,000        1,793
Willmar Independent School District #347,
 Series A, Callable 02/01/06 @ 100 (MSDCEP)
   5.150%, 02/01/09                                          1,160        1,215

MINNESOTA INTERMEDIATE TAX FREE FUND (CONTINUED)

DESCRIPTION                                       PAR (000)/SHARES  VALUE (000)
-------------------------------------------------------------------------------
Willmar Independent School District #347, Series C,
 Crossover refunded 02/01/02 @ 100 (AMBAC)
   6.150%, 02/01/09 (C)                                    $ 1,000     $  1,013
                                                                       --------
TOTAL GENERAL OBLIGATIONS                                               112,415
                                                                       --------
CERTIFICATES OF PARTICIPATION - 4.6%
Eden Prairie Housing & Redevelopment
 Authority, Series A, Callable 12/01/10 @ 100 (MLO)
   5.000%, 12/01/11                                            255          271
Hennepin County Lease Revenue (MLO)
   4.650%, 11/15/08                                          1,275        1,339
Hennepin County Lease Revenue,
 Callable 11/15/08 @ 100 (MLO)
   5.375%, 11/15/09                                          2,280        2,473
Minneapolis Special School District #1, Series A
 Pre-refunded 02/01/06 @ 100 (MBIA) (MLO)
   5.900%, 02/01/11 (A)                                      2,150        2,379
Minneapolis Special School District #1,
 Series B, Callable 02/01/03 @ 100 (AMBAC)
 (MLO)
   5.400%, 02/01/04                                          2,000        2,067
   5.500%, 02/01/05                                          2,000        2,066
St. Paul Science Museum, Escrowed to Maturity (MLO)
   7.500%, 12/15/01                                             79           80
Stearns County Housing & Redevelopment
 Authority, Series A, Callable 2/01/08 @ 100
 (FSA) (MLO)
   4.950%, 02/01/09                                          1,540        1,621
                                                                       --------
TOTAL CERTIFICATES OF PARTICIPATION                                      12,296
                                                                       --------
TOTAL MUNICIPAL BONDS                                                   266,279
                                                                       --------
MONEY MARKET FUND - 0.5%
Federated Minnesota Municipal Cash Trust                 1,430,740        1,431
                                                                       --------
TOTAL MONEY MARKET FUND                                                   1,431
                                                                       --------
TOTAL INVESTMENTS - 99.8%
   (Cost $255,155)                                                      267,710
                                                                       --------
OTHER ASSETS AND LIABILITIES, NET - 0.2%                                    637
                                                                       --------
NET ASSETS:
Portfolio capital                                                      $256,112
Undistributed net investment income                                           5
Accumulated net realized loss on investments                               (325)
Net unrealized appreciation of investments                               12,555
                                                                       --------
TOTAL NET ASSETS - 100%                                                $268,347
                                                                       --------
CLASS A:
Net asset value and redemption price per share (net assets of
 $12,408,088 and 1,215,832 shares of capital stock issued and
 outstanding)(F)                                                       $  10.21
Maximum sales charge of 2.25%                                              0.24
                                                                       --------
Offering price per share(E)                                            $  10.45
                                                                       --------
CLASS Y:
Net asset value, offering price and redemption price per share
 (net assets of $255,939,402 and 25,177,896 shares of capital
 stock issued and outstanding)(F)                                      $  10.17
                                                                       --------


The accompanying notes are an integral part of the financial statements.

(56     FIRST AMERICAN FUNDS ANNUAL REPORT 2001

MINNESOTA INTERMEDIATE TAX FREE FUND (CONCLUDED)

DESCRIPTION
-------------------------------------------------------------------------------
(A)Pre-refunded issues are typically backed by U.S. Government obligations or municipal bonds. These bonds mature at the call date and price indicated.

(B)The rate shown is the effective yield at the time of the purchase.

(C)Crossover refunded securities are backed by the credit of the refunding issuer. These bonds mature at the call date and price indicated.

(D)At September 30, 2001, the cost of securities purchased on a when issued basis was: Mounds View Independent School District #621 of $2,351,424.

(E)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 2.25%.

(F)$0.0001 par value - 2 billion authorized

ACA - American Capital Access
AMBAC - American Municipal Bond Assurance Corporation
AMT - Alternative Minimum Tax. As of September 30, 2001, the aggregate market value of securities subject to the AMT was $25,368,884, which represents 9.5% of net assets.
CGIC - Capital Guaranty Insurance Company
FGIC - Financial Guaranty Insurance Corporation
FHA - Federal Housing Authority
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance
GNMA - Government National Mortgage Association
MBIA - Municipal Bond Insurance Association
MLO - Municipal Lease Obligation
MSDCEP - Minnesota School District Credit Enhancement Program
VA - Veterans Administration

MINNESOTA TAX FREE FUND

DESCRIPTION                                              PAR (000)  VALUE (000)
-------------------------------------------------------------------------------
MUNICIPAL BONDS - 98.5%
REVENUE BONDS - 75.3%
AUTHORITY - 1.2%
St. Paul Port Authority, Radisson Kellogg Project,
 Series 2, Callable 08/01/08 @ 103
   7.375%, 08/01/29                                        $ 2,000      $ 1,972
                                                                       --------
BUILDING - 0.8%
Hastings Housing & Redevelopment Authority,
 Crossover Refunded 02/01/03 @ 101 (MLO)
   6.500%, 02/01/14 (A)                                      1,000        1,053
Washington County, Housing & Redevelopment
 Authority, Jail Facility
   5.000%, 02/01/03                                            255          264
                                                                       --------
                                                                          1,317
                                                                       --------
ECONOMIC DEVELOPMENT - 2.3%
Minnesota Agricultural & Economic
 Development Board, Series B, Callable
 08/01/08 @ 102 (AMT)
   7.250%, 08/01/20                                          1,000        1,057
Minnesota Agricultural & Economic
 Development Board, Small Business
 Development, Series C,
 Callable 08/01/08 @ 102 (AMT)
   7.250%, 08/01/20                                          1,385        1,403
Minnesota Agricultural & Economic
 Development Board, Small Business
 Development, Series D,
 Callable 08/01/08 @ 102 (AMT)
   7.250%, 08/01/20                                          1,120        1,099
                                                                       --------
                                                                          3,559
                                                                       --------
EDUCATION - 11.5%
Golden Valley Breck School, Callable 10/01/09
 @ 100
   5.750%, 10/01/14                                          1,000        1,081
Minneapolis Gateway Project, Series A,
 Callable 12/01/07 @ 100
   5.250%, 12/01/17                                          1,000        1,019
Minneapolis, Blake School Project, Callable
 09/01/11 @ 100
   5.450%, 9/01/21                                           2,000        2,044
Minnesota State Higher Education Facilities
 Authority, Augsburg College, Series 4-F1,
 Callable 05/01/06 @ 102
   6.250%, 05/01/23                                          1,500        1,569
Minnesota State Higher Education Facilities
 Authority, Carleton College, Series 3-L1,
 Callable 05/01/06 @ 100
   5.750%, 11/01/12                                          1,050        1,117
Minnesota State Higher Education Facilities
 Authority, Carleton College, Callable 11/01/07
 @ 100
   5.400%, 11/01/15                                          1,500        1,563
Minnesota State Higher Education Facilities
 Authority, College of Art & Design, Series 5-D,
 Callable 05/01/10 @ 100
   6.625%, 05/01/20                                          1,000        1,068
Minnesota State Higher Education Facilities
 Authority, College of St. Benedict, Series 3-W,
 Callable 03/01/04 @ 100
   6.200%, 03/01/14                                            460          475
   6.375%, 03/01/20                                            140          144


                                 FIRST AMERICAN FUNDS ANNUAL REPORT 2001     57)

STATEMENTS OF NET ASSETS September 30, 2001

DESCRIPTION                                              PAR (000)  VALUE (000)
-------------------------------------------------------------------------------
Minnesota State Higher Education Facilities
 Authority, College of St. Benedict, Series 3-W,
 Pre-refunded 03/01/04 @ 100
   6.200%, 03/01/14 (B)                                    $   655      $   707
   6.375%, 03/01/20 (B)                                        360          390
Minnesota State Higher Education Facilities
 Authority, St. John's University, Series 4-L,
 Callable 10/01/07 @ 100
   5.350%, 10/01/17                                            500          510
Minnesota State Higher Education Facilities
 Authority, St. John's University, Series 5-l,
 Callable 10/01/11 @ 100
   5.250%, 10/01/21                                          1,750        1,764
   5.250%, 10/01/26                                          1,000        1,002
Minnesota State Higher Education Facilities
 Authority, University of St. Thomas, Series
 4-A1, Callable 10/01/06 @ 100
   5.625%, 10/01/21                                            500          513
Minnesota State Higher Education Facilities
 Authority, Vermillion Community College,
 Callable 01/01/03 @ 100
   5.750%, 01/01/13                                            710          739
Victoria Private School Facility, Holy Family
 Catholic High School, Series A, Callable
 09/01/09 @ 100
   5.850%, 09/01/24                                          2,000        1,969
   5.875%, 09/01/29                                          1,000          982
                                                                       --------
                                                                         18,656
                                                                       --------
HEALTHCARE - 19.8%
Chisago Health Facilities Authority,
 Callable 07/01/05 @ 102
   7.300%, 07/01/25                                            400          407
Cuyuna Range Hospital District, Series A,
 Callable 06/01/07 @ 102
   6.000%, 06/01/29                                          3,000        2,622
Duluth Economic Development Authority, Health
 Care Facilities, Pre-refunded 11/01/02 @ 100
 (AMBAC)
   6.300%, 11/01/22 (B)                                        505          537
Fairmont Senior Housing Mortgage,
 Callable 07/01/02 @ 102 (GNMA)
   8.500%, 07/01/15                                            900          927
Fergus Falls Health Care Facilities Authority,
 Series A, Callable 11/01/04 @ 102
   7.000%, 11/01/19                                          1,000          985
Glencoe, Regional Health Services Project,
 Callable 04/01/11 @ 101
   7.500%, 04/01/31                                          1,000        1,033
Glencoe Hospital Board, Callable 08/01/04 @ 102
   6.750%, 04/01/16                                          1,100        1,238
Golden Valley, Covenant Retirement Communities,
 Series A, Callable 12/01/09 @ 101
   5.500%, 12/01/29                                          1,750        1,694
Minneapolis & St. Paul Housing &
 Redevelopment Authority, Health Care System,
 Group Health Plan, Callable 12/01/02 @ 102
   6.900%, 10/15/22                                          3,000        3,055

MINNESOTA TAX FREE FUND (CONTINUED)

DESCRIPTION                                              PAR (000)  VALUE (000)
-------------------------------------------------------------------------------
Minneapolis & St. Paul Housing &
 Redevelopment Authority, Series A (FSA),
 Callable 08/15/05 @ 102
   5.600%, 08/15/12                                        $   250      $   265
Minnesota Agricultural & Economic
 Development Board, Benedictine Health,
 Series A, Callable 2/15/10 @ 101 (MBIA)
   5.250%, 02/15/15                                          2,000        2,081
Minnesota Agricultural & Economic
 Development Board, Fairview Hospital Project,
 Series A, Callable 11/15/07 @ 102 (MBIA)
   5.500%, 11/15/11                                            500          543
   5.500%, 11/15/17                                          1,000        1,040
Minnesota Agricultural & Economic
 Development Board, Health Care System,
 Series A, Callable 11/15/10 @ 101
   6.375%, 11/15/29                                          5,000        5,304
Monticello, Big Lake Community Hospital,
   4.400%, 12/01/01                                            125          125
   4.600%, 12/01/02                                            125          126
Monticello, Big Lake Community Hospital,
 Series A
   4.700%, 12/01/03                                            125          127
Monticello, Big Lake Community Hospital,
 Series A, Callable 12/01/09 @ 100
   5.750%, 12/01/19                                          1,000          948
New Hope, Housing & Healthcare Facilities
 Authority
   4.600%, 03/01/02                                            700          700
Olmstead County, Hiawatha Homes Project,
 Callable 07/01/03 @ 102
   6.500%, 07/01/16                                            225          215
Rochester Health Care Facilities Authority, Mayo
 Foundation, Series A, Callable 05/15/08 @ 101
   5.500%, 11/15/27                                          3,500        3,583
Roseau Area Hospital District,
 Pre-refunded 10/01/01 @ 100
   7.200%, 10/01/11 (B)                                        230          230
   7.200%, 10/01/12 (B)                                        250          250
   7.200%, 10/01/13 (B)                                        250          250
St. Cloud Health Care, St. Cloud Hospital
 Obligation Group, Series A, Callable 05/01/10
 @ 101 (FSA)
   5.750%, 05/01/26                                          2,500        2,651
St. Paul Housing & Redevelopment Authority,
 Callable 05/15/09 @ 100
   5.250%, 05/15/18                                          1,000          930
Worthington, Series A, Callable 12/01/02 @ 100
   6.500%, 12/01/10                                            380          375
                                                                       --------
                                                                         32,241
                                                                       --------
HOUSING - 12.6%
Austin Housing & Redevelopment Authority,
 Series A, Callable 01/01/06 @ 102
   7.250%, 01/01/26                                            500          513
Coon Rapids Multifamily Housing, Margaret
 Place, Callable 11/01/07 @ 102
   6.250%, 05/01/18                                            500          482


The accompanying notes are an integral part of the financial statements.

(58     FIRST AMERICAN FUNDS ANNUAL REPORT 2001

DESCRIPTION                                              PAR (000)  VALUE (000)
-------------------------------------------------------------------------------
Coon Rapids Multifamily Housing, Woodland
 North Apartments, Callable 12/01/03 @ 100 (FHA)
   5.625%, 12/01/09                                        $   760     $    770
Dakota County Community Development
 Agency, Multifamily Housing, Ebenezer Ridges
 Project, Callable 04/20/11 @ 102 (GNMA)
   5.900%, 04/20/42                                          2,000        2,072
Dakota County Housing & Redevelopment
 Authority, Series A, Callable 11/17/01 @ 101
 (GNMA)
   8.100%, 09/01/12                                            125          125
Eden Prairie Multifamily Housing, Lincoln Park
 Project, Series A-1, Callable 12/20/10
 @ 103.5 (GNMA)
   6.400%, 12/20/20                                          1,000        1,069
Eden Prairie Multifamily Housing, Parkway
 Apartments Project, Series A, Callable
 02/20/07 @ 104
   5.700%, 08/20/22                                          1,000        1,036
Hopkins Elderly Housing, Series A,
 Callable 11/20/07 @ 102 (GNMA)
   5.600%, 11/20/17                                            500          511
Hopkins, Multifamily Housing Renaissance
 Project, Callable 04/01/07 @ 102
   6.250%, 04/01/15                                            500          522
Maple Grove Multifamily Housing
   2.250%, 11/01/31                                            650          650
Minneapolis Multifamily Housing, Churchill
 Project, Callable 10/01/01 @ 102 (FHA)
   7.050%, 10/01/22                                            750          765
Minneapolis Multifamily Housing, Seward
 Towers Project, Callable 12/20/01 @ 102 (GNMA)
   7.375%, 12/20/30                                          1,370        1,390
Minnesota State Housing Development Service,
 Callable 02/01/02 @ 102
   7.050%, 08/01/27                                            500          516
Minnesota State Housing Finance Agency, Single
 Family Mortgage, Series C,
 Callable 07/01/09 @ 100 (AMT)
   6.100%, 07/01/30                                          1,000        1,035
Moorhead Economic Development Authority,
 Series B, Callable 06/01/04 @ 102
   6.000%, 06/01/29                                          1,900        1,694
Roseville Housing Facilities Authority,
 Pre-refunded 10/01/03 @ 102
   7.125%, 10/01/13 (B)                                      2,000        2,218
St. Anthony Housing & Redevelopment Authority,
 Callable 05/20/06 @ 102 (GNMA) (FHA)
   6.250%, 11/20/25                                          1,500        1,603
St. Louis Park Minnesota Multifamily, Callable
 11/01/08 @ 102 (GNMA) (FHA)
   5.250%, 11/01/20                                            500          500
St. Louis Park Multifamily Housing,
 Callable 12/01/05 @ 102 (FHA)
   6.250%, 12/01/28                                            500          517
St. Paul Housing & Redevelopment Authority,
 Como Lake Project, Series B,
 Callable 11/12/01(FHA)
   7.013%, 03/01/26 (C)                                      1,500        1,500
White Bear Lake, Lake Square Housing,
 Series A, Callable 02/01/07 @ 102 (FHA)
   6.000%, 08/01/20                                          1,020        1,057
                                                                       --------
                                                                         20,545
                                                                       --------

MINNESOTA TAX FREE FUND (CONTINUED)

DESCRIPTION                                              PAR (000)  VALUE (000)
-------------------------------------------------------------------------------
IMPROVEMENTS - 4.6%
Minnesota State Retirement Systems Building,
 Callable 06/01/10 @ 100
   5.875%, 06/01/27                                        $ 7,000      $ 7,532
                                                                       --------
INDUSTRIAL DEVELOPMENT - 1.1%
Little Canada Commercial Development,
 Callable 04/01/03 @ 102 (MLO)
   7.100%, 04/01/13                                          1,505        1,515
Shakopee Commercial Development
   7.000%, 12/01/01                                             15           15
   7.250%, 06/01/02                                             15           15
   7.250%, 12/01/02                                             15           15
   7.350%, 06/01/03                                             15           15
   7.350%, 12/01/03                                             15           15
   7.350%, 06/01/04                                             15           15
   7.350%, 12/01/04                                             20           20
   7.500%, 06/01/05                                             15           15
   7.500%, 12/01/05                                             20           20
   7.500%, 06/01/06                                             20           20
   7.500%, 12/01/06                                             20           20
   7.500%, 06/01/07                                             20           20
   7.500%, 12/01/07                                             25           25
   7.500%, 06/01/08                                             20           20
   7.500%, 12/01/08                                             25           25
                                                                       --------
                                                                          1,790
                                                                       --------
POLLUTION CONTROL - 1.9%
Minnesota State Public Facilities Authority,
 Water Pollution Control, Series A, Callable
 03/01/08 @ 100
   4.750%, 03/01/18                                          1,000          983
Minnesota State Public Facilities Authority,
 Water Pollution Control, Series B, Callable
 03/01/09 @ 100
   5.125%, 03/01/15                                          2,000        2,068
                                                                       --------
                                                                          3,051
                                                                       --------
RECREATIONAL AUTHORITY - 0.8%
Moorhead, Series A, Pre-refunded 12/01/01 @ 100
   7.750%, 12/01/15 (B)                                      1,165        1,176
Moorhead Series B
   5.000%, 12/01/02                                            125          127
                                                                       --------
                                                                          1,303
                                                                       --------
TAX REVENUE - 1.9%
Duluth Economic Development Authority
   8.000%, 08/01/08                                            315          373
Minneapolis Community Development, Series A,
 Zero Coupon Bond (MBIA)
   7.125%, 09/01/04 (D)                                      3,000        2,751
                                                                       --------
                                                                          3,124
                                                                       --------
TRANSPORTATION - 3.2%
Minneapolis & St. Paul, Metropolitan Airports
 Commission, Callable 01/01/11 @ 100 (AMT) (FGIC)
   5.250%, 01/01/21                                          2,000        2,006
Minneapolis & St. Paul Metropolitan Airports
 Commission, Series A, Callable 01/01/10
 @ 101 (FGIC)
   5.750%, 01/01/32                                          3,000        3,185
                                                                       --------
                                                                          5,191
                                                                       --------


                                 FIRST AMERICAN FUNDS ANNUAL REPORT 2001     59)

STATEMENTS OF NET ASSETS September 30, 2001

DESCRIPTION                                              PAR (000)  VALUE (000)
--------------------------------------------------------------------------------
UTILITIES - 13.6%
Chaska Electric, Series A, Callable 10/01/10 @ 100
   6.100%, 10/01/30                                        $ 5,000      $ 5,292
Rochester Electric Utility, Callable 12/01/10 @ 100
   5.250%, 12/01/24                                          3,000        3,021
Southern Minnesota Municipal Power Agency,
 Series A, Callable 01/01/03 @ 102 (MBIA)
   5.000%, 01/01/12                                          1,000        1,021
Southern Minnesota Municipal Power Agency,
 Power Supply Systems, Series A, Zero Coupon
 Bond (MBIA)
   5.800%, 01/01/25 (D)                                      3,500        1,016
Southern Minnesota Municipal Power Agency,
 Series A, Pre-refunded 01/01/03 @ 102 (MBIA)
   5.750%, 01/01/18 (B)                                        850          898
Southern Minnesota Municipal Power Agency,
 Series A, Zero Coupon Bond (MBIA)
   5.151%, 01/01/27 (D)                                      3,000          781
Southern Minnesota Municipal Power Agency,
 Zero Coupon Bond (MBIA)
   6.650%, 01/01/19 (D)                                     14,000        5,763
   6.700%, 01/01/24 (D)                                      5,000        1,534
Western Minnesota Municipal Power Agency,
 Escrowed to Maturity (MBIA)
   9.750%, 01/01/16                                            410          626
Western Minnesota Municipal Power Agency,
 Callable 01/01/11 @ 100 (AMBAC)
   5.500%, 01/01/14                                          1,545        1,656
   5.500%, 01/01/15                                            550          586
                                                                       --------
                                                                         22,194
                                                                       --------
TOTAL REVENUE BONDS                                                     122,475
                                                                       --------
GENERAL OBLIGATIONS - 22.0%
Anoka-Hennepin Independent School District
 #11, Series A, Callable 02/01/10 @ 100 (MSDCEP)
   5.750%, 02/01/17                                          1,000        1,075
Becker Independent School District #726, Series A,
 Callable 02/01/10 @ 100 (FSA) (MSDCEP)
   6.000%, 02/01/21                                          1,000        1,090
Bloomington Independent School District #271,
 Series B, Callable 02/01/10 @ 100 (MSDCEP)
   5.000%, 02/01/20                                          1,000        1,001
Burnsville Independent School District #191,
 Series A, Callable 02/01/06 @ 100 (MSDCEP)
   4.875%, 02/01/13                                          1,450        1,476
Chaska Independent School District #112, Series A,
 Callable 02/01/09 @ 100 (FSA) (MSDCEP)
   5.700%, 02/01/18                                          1,000        1,058
Chaska Independent School District #112, Series B,
 Crossover Refunded 02/01/06 @ 100 (MSDCEP)
   5.875%, 02/01/11 (A)                                      1,000        1,100
   6.000%, 02/01/16 (A)                                      5,525        6,107

MINNESOTA TAX FREE FUND (CONTINUED)

DESCRIPTION                                              PAR (000)  VALUE (000)
-------------------------------------------------------------------------------
Columbia Heights Independent School District #13,
 Crossover Refunded 02/01/07 @ 100 (MSDCEP)
   5.250%, 02/01/15 (A)                                    $ 1,000      $ 1,030
Delano Independent School District #879, Series A,
 Callable 02/01/11 @ 100 (FSA) (MSDCEP)
   5.875%, 02/01/25                                          1,000        1,079
Hennepin, Callable 12/01/10 @ 100
   5.000% 12/01/21                                           2,000        1,992
Hennepin County, Series A, Callable 12/01/10 @ 100
   4.250%, 12/01/12                                          1,000          997
Lakeville Independent School District #194,
 Callable 02/01/09 @ 100 (MSDCEP)
   5.000%, 02/01/17                                          1,000        1,012
Minneapolis
   5.000%, 12/01/05                                          1,300        1,402
Minneapolis Sports Arena, Callable 04/01/08 @ 100
   5.100%, 04/01/13                                            500          522
   5.100%, 10/01/13                                            250          261
Minneapolis Sports Arena, Series B,
 Callable 09/01/05 @ 100
   5.200%, 03/01/13                                            400          414
North St. Paul Independent School District #622
 Series B, Callable 05/01/06 @ 100 (MSDCEP)
   5.850%, 05/01/17                                            500          524
Osseo Independent School District #279,
 Series A, Callable 02/01/10 @ 100
   5.250%, 02/01/21                                          3,000        3,044
Perham, Disposal System, Callable 05/01/11
 @ 100 (AMT)
   6.000%, 05/01/22                                          1,500        1,510
St Louis Park Independent School District #283,
 Callable 02/01/09 @ 100 (MSDCEP)
   5.700%, 02/01/17                                          2,000        2,128
Sauk Rapids Independent School District #47,
 Series A, Callable 02/01/11 @ 100 (MBIA)
   5.750%, 02/01/23                                          2,000        2,134
Shakopee Independent School District #7,
 Callable 02/01/08 @ 100
   4.625%, 02/01/16                                          2,250        2,223
South Washington County Independent School
 District #833, Callable 06/01/05 @ 100 (MLO)
   5.850%, 06/01/15                                            500          523
Wayzata Independent School District #284,
 Series A, Callable 02/01/07 @ 100
   5.500%, 02/01/17                                          2,000        2,071
                                                                       --------
TOTAL GENERAL OBLIGATIONS                                                35,773
                                                                       --------
CERTIFICATES OF PARTICIPATION - 1.2%
Hennepin County, Series A
 Pre-refunded 11/15/01 @ 100 (MLO)
   6.750%, 05/15/11(B)                                         575          578
   6.800%, 05/15/17(B)                                         400          402
Olmstead County
   2.000%, 08/01/05(E)                                         500          500


The accompanying notes are an integral part of the financial statements.

(60     FIRST AMERICAN FUNDS ANNUAL REPORT 2001

MINNESOTA TAX FREE FUND (CONCLUDED)

DESCRIPTION                                       PAR (000)/SHARES  VALUE (000)
-------------------------------------------------------------------------------
South Washington County Independent School
 District #833, Series A, Callable 12/01/06
 @ 100 (MLO)
   5.250%, 12/01/14                                        $   500      $   510
                                                                       --------
TOTAL CERTIFICATES OF PARTICIPATION                                       1,990
                                                                       --------
TOTAL MUNICIPAL BONDS                                                   160,238
                                                                       --------
MONEY MARKET FUND - 0.1%
Federated Minnesota Municipal Cash Trust                   143,465          143
                                                                       --------
TOTAL MONEY MARKET FUND                                                     143
                                                                       --------
TOTAL INVESTMENTS - 98.6%
   (Cost $153,262)                                                      160,381
                                                                       --------
OTHER ASSETS AND LIABILITIES, NET - 1.4%                                  2,339
                                                                       --------
NET ASSETS:
Portfolio capital                                                      $155,344
Undistributed net investment income                                          49
Accumulated net realized gain on investments                                208
Net unrealized appreciation of investments                                7,119
                                                                       --------
TOTAL NET ASSETS - 100%                                                $162,720
                                                                       --------
CLASS A:
Net asset value and redemption price per share (net assets of
 $107,259,933 and 9,694,950 shares of capital stock issued and
 outstanding)(I)                                                       $  11.06
Maximum sales charge of 4.25%                                              0.49
                                                                       --------
Offering price per share (F)                                           $  11.55
                                                                       --------
CLASS C:
Net asset value per share (net assets of $6,382,094 and 578,185
 shares of capital stock issued and outstanding)(G)(I)                 $  11.04
Maximum sales charge of 1.00%                                              0.11
                                                                       --------
Offering price per share (H)                                           $  11.15
                                                                       --------
CLASS Y:
Net asset value, offering price and redemption price per share
 (net assets of $49,078,488 and 4,441,070 shares of capital
 stock issued and outstanding)(I)                                      $  11.05
                                                                       --------

(A)Crossover refunded securities are backed by the credit of the refunding issuer. These bonds mature at the call date and price indicated.

(B)Pre-refunded issues are typically backed by U.S. Government obligations or municipal bonds. These bonds mature at the call date and price indicated.

(C)Security currently in partial default and is only 93.5% guaranteed. The effective interest rate is 7.013%.

(D)The rate shown is the effective yield at the time of purchase.

(E)Variable Rate Security - The rate shown is the effective rate in effect as of September 30, 2001.

(F)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 4.25%.

(G)Class C has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(H)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.

(I)$0.0001 par value - 2 billion authorized

AMBAC - American Municipal Bond Assurance Corporation
AMT - Alternative Minimum Tax. As of September 30, 2001, the aggregate market value of securities subject to the AMT was $8,108,735, which represents 5.0% of net assets.
FGIC - Financial Guaranty Insurance Corporation
FHA - Federal Housing Authority
FSA - Financial Security Assurance
GNMA - Government National Mortgage Association
MBIA - Municipal Bond Insurance Association
MLO - Municipal Lease Obligation
MSDCEP - Minnesota School District Credit Enhancement Program

MISSOURI TAX FREE FUND

DESCRIPTION                                              PAR (000)  VALUE (000)
-------------------------------------------------------------------------------
MUNICIPAL BONDS - 96.6%
REVENUE BONDS - 62.3%
AUTHORITY - 4.0%
Puerto Rico Public Buildings Authority Public
 Education and Health Facilities, Series B,
 Callable 07/01/07 @ 101.5
   5.000%, 07/01/27                                        $ 4,000      $ 3,993
Puerto Rico Public Buildings Authority, Public
 Education and Health Facilities, Series M,
 Callable 07/01/03 @ 101.5
   5.500%, 07/01/21                                          2,000        2,037
                                                                       --------
                                                                          6,030
                                                                       --------
BUILDING - 6.9%
Clay County, Public Building Authority,
 Callable 05/15/08 @ 100
   5.125%, 05/15/14                                          3,280        3,391
Missouri State Board of Public Buildings
 Pre-refunded 12/01/01 @ 100
   6.400%, 12/01/09 (A)                                      1,500        1,510
Missouri State Board of Public Buildings, State
 Office Building Special Obligation, Series A,
 Callable 05/01/11 @ 100
   5.125%, 05/01/26                                          5,000        5,009
Southeast Missouri Correctional Facilities
 Escrowed to Maturity, Callable 10/15/02 @ 100
   5.750%, 10/15/16                                            500          557
                                                                       --------
                                                                         10,467
                                                                       --------
EDUCATION - 12.4%
Kansas City School District Building, Series C,
 Callable 07/01/03 @ 101 (FGIC)
   5.375%, 07/01/05                                          1,000        1,049
Kansas City School District Building, Capital
 Improvement Project, Callable 02/01/04
 @ 102 (FGIC)
   5.150%, 02/01/08                                          2,415        2,530
Kansas City School District Building, Elementary
 Improvement Project, Series D, Callable
 02/01/04 @ 102 (FGIC)
   5.000%, 02/01/14                                          3,230        3,283
Missouri Western State College, Callable
 10/01/03 @ 102 (MBIA)
   5.400%, 10/01/16                                          1,000        1,056
University of Missouri
 Pre-refunded 11/01/07 @ 101
   5.500%, 11/01/21 (A)                                      3,000        3,347
   5.800%, 11/01/27 (A)                                      5,000        5,660
University of Missouri, Callable 11/01/03 @ 101
   5.500%, 11/01/23                                          2,000        2,039
                                                                       --------
                                                                         18,964
                                                                       --------
HEALTHCARE - 22.7%
Missouri State Health & Educational Facilities
 Authority, BJC Health Systems, Series A
 Escrowed to Maturity
   6.750%, 05/15/12                                          3,310        4,015
Missouri State Health & Educational Facilities
 Authority, Children's Mercy Hospital Projects,
 Callable 05/15/03 @ 101 (MBIA)
   5.625%, 05/15/12                                          1,200        1,237


                                 FIRST AMERICAN FUNDS ANNUAL REPORT 2001     61)

STATEMENTS OF NET ASSETS September 30, 2001

DESCRIPTION                                              PAR (000)  VALUE (000)
-------------------------------------------------------------------------------
Missouri State Health & Educational Facilities
 Authority, SSM Health Care System, Series A,
 Callable 06/01/08 @ 101 (MBIA)
   5.000%, 06/01/12                                        $ 1,500      $ 1,573
   5.000%, 06/01/18                                          3,895        3,906
Missouri State Health & Educational Facilities
 Authority, St. Luke's Health System, Callable
 11/15/03 @ 102 (MBIA)
   5.100%, 11/15/13                                          2,000        2,051
Missouri State Health & Educational Facilities
 Authority, Freeman Hospital Project, Series A,
 Callable 02/15/04 @ 102 (FSA)
   5.375%, 02/15/14                                          1,000        1,034
Missouri State Health & Educational Facilities
 Authority, Sisters of Mercy Health System,
 Series A, Escrowed to Maturity, Callable
 06/01/02 @ 102 (MBIA)
   6.250%, 06/01/15                                            750          785
Missouri State Health & Educational Facilities
 Authority, SSM Health Care System, Series AA
 Callable 06/01/02 @ 102 (MBIA)
   6.250%, 06/01/16                                          1,610        1,675
Missouri State Health & Educational Facilities
 Authority, Barnes-Jewish, Inc., Series A,
 Callable 05/15/03 @ 102
   5.250%, 05/15/21                                          2,500        2,506
Missouri State Health & Educational Facilities
 Authority, Nurshome Hospital, Callable
 05/15/08 @ 101
   5.000%, 05/15/28                                          3,105        2,994
North Kansas City Hospital, Callable 11/15/08
 @ 101 (AMBAC)
   5.000%, 11/15/28                                          3,000        2,920
St. Louis County Industrial Development
 Authority Health Facility, Lutheran Health Care
 Association, Series A
 Pre-refunded 02/01/02 @ 102
   7.375%, 02/01/14 (A)                                        800          830
University Health Facilities, University of
 Missouri Health System, Series A, Callable
 11/01/06 @ 102 (AMBAC)
   5.600%, 11/01/26                                          5,000        5,157
University of Missouri Health Systems, Series A,
 Callable 11/01/08 @ 100 (AMBAC)
   5.125%, 11/01/28                                          4,000        3,969
                                                                       --------
                                                                         34,652
                                                                       --------
HOUSING - 1.4%
Missouri State Housing Development Revenue,
 Callable 01/01/03 @ 100 (FHA)
   6.600%, 07/01/24                                            685          692
University City Industrial Development Authority
 Multifamily Housing, Series A, Callable
 12/20/05 @ 102
   5.950%, 12/20/25                                          1,400        1,440
                                                                       --------
                                                                          2,132
                                                                       --------
POLLUTION CONTROL - 6.9%
Missouri State Environmental Improvement &
 Energy Resources Authority Water Pollution
 Control, Series A, Callable 07/01/10 @ 100
   5.500%, 07/01/16                                          2,495        2,653
Missouri State Environmental Improvement &
 Energy Resources Authority, Water Pollution
 Control, Series A, Callable 12/01/01 @ 102
   6.875%, 06/01/14                                          1,100        1,130

MISSOURI TAX FREE FUND (CONTINUED)

DESCRIPTION                                              PAR (000)  VALUE (000)
-------------------------------------------------------------------------------
Missouri State Environmental Improvement &
 Energy Resources Authority, Water Pollution
 Control, Series B, Callable 01/01/09 @ 101
   5.250%, 01/01/15                                        $ 2,180      $ 2,283
Missouri State Environmental Improvement &
 Energy Resources Authority, Water Pollution
 Control, Series D Pre-refunded 01/01/06 @ 101
   5.875%, 01/01/15 (A)                                        725          806
Missouri State Environmental Improvement &
 Energy Resources Authority, Water Pollution
 Control, Series E, Pre-refunded 07/01/06 @ 101
   5.625%, 07/01/16 (A)                                        915        1,019
Missouri State Environmental Improvement &
 Energy Resources Authority, Water Pollution
 Control, Series E, Callable 07/01/06 @ 101
   5.625%, 07/01/16                                            335          352
Missouri State Environmental Improvement &
 Energy Resources Authority, Water Pollution
 Control, Series A, Callable 07/01/08 @ 101
   5.000%, 01/01/19                                          2,200        2,203
                                                                       --------
                                                                         10,446
                                                                       --------
UTILITIES - 8.0%
Columbia Water & Electric, Series A,
 Pre-refunded 10/01/02 @ 102
   6.125%, 10/01/12 (A)                                      1,000        1,059
Kansas City Water, Series A, Callable 12/01/08
 @ 101
   5.000%, 12/01/11                                          4,390        4,674
Kansas City Water, Series B, Callable 12/01/06
 @ 101
   5.000%, 12/01/16                                          2,200        2,244
Sikeston Electric, Callable 06/01/06 @ 101 (MBIA)
   5.000%, 06/01/22                                          1,000          991
Springfield Water Works, Series A,
 Pre-refunded 05/01/05 @ 102
   5.600%, 05/01/23 (A)                                      2,000        2,176
Sikeston Electric,
 Pre-refunded 06/01/02 @ 102 (MBIA)
   6.250%, 06/01/22 (A)                                      1,000        1,047
                                                                       --------
                                                                         12,191
                                                                       --------
TOTAL REVENUE BONDS                                                      94,882
                                                                       --------
GENERAL OBLIGATIONS - 34.3%
Clayton School District, Callable 03/01/07 @ 101
   5.000%, 03/01/17                                          3,325        3,372
Hazelwood, School District, Partially
 Pre-refunded 03/01/04 @ 100
   5.850%, 03/01/09                                          1,000        1,074
Jackson County School District, Callable
 03/01/08 @ 100
   4.850%, 03/01/13                                          2,000        2,058
Jefferson City School District, Series A
   6.700%, 03/01/11                                          1,000        1,179
Kansas City, Series A, Callable 03/01/08 @ 101
   5.250%, 09/01/12                                          3,980        4,241
Mehlville School District #9,
 Pre-refunded 02/15/03 @ 102 (MBIA)
   6.000%, 02/15/13 (A)                                      1,500        1,603
Missouri, Series A, Callable 08/01/02 @ 100
   5.125%, 08/01/09                                          1,000        1,020


The accompanying notes are an integral part of the financial statements.

(62     FIRST AMERICAN FUNDS ANNUAL REPORT 2001

DESCRIPTION                                       PAR (000)/SHARES  VALUE (000)
-------------------------------------------------------------------------------
Missouri State, Fourth State Street Building,
 Series A, Callable 08/01/06 @ 100
   5.400%, 08/01/09                                        $ 2,000      $ 2,140
Missouri State Highways & Transportation Road,
 Series A, Callable 02/01/11 @ 100
   5.250%, 02/01/20                                          5,000        5,115
Missouri State Water Pollution Control, Series A,
 Callable 08/01/02 @ 100
   5.750%, 08/01/12                                          1,000        1,026
Missouri State Water Pollution Control, Series A,
 Callable 08/01/06 @ 100
   5.750%, 08/01/18                                          2,085        2,191
Puerto Rico Commonwealth, Series A, Callable
 07/01/02 @ 101.5
   6.000%, 07/01/06                                          1,000        1,041
Puerto Rico Commonwealth
 Pre-refunded 07/01/04 @ 101.5
   6.450%, 07/01/17 (A)                                        500          559
Puerto Rico Municipal Finance Agency, Callable
 08/01/09 @ 101
   5.500%, 08/01/23                                          3,000        3,150
St. Peters, Pre-refunded 01/01/02 @ 102
   5.800%, 01/01/09 (A)                                      1,740        1,791
   5.850%, 01/01/13 (A)                                      1,065        1,096
St. Charles County Community College, Callable
 02/15/02 @ 101 (AMBAC)
   6.000%, 02/15/09                                          1,000        1,023
St. Louis County
   5.000%, 02/01/12                                          3,250        3,475
St. Louis County, Series B, Callable 02/01/03 @ 100
   5.500%, 02/01/13                                          2,500        2,602
St. Louis County Rockwood School District
 #R-6, Callable 02/01/11 @ 100
   5.000%, 02/01/13                                          3,000        3,146
St. Louis County Public Safety, Callable
 08/15/09 @ 100 (FGIC)
   5.125%, 02/15/17                                          4,185        4,273
Springfield School District #R-12, Series A,
 Callable 03/01/03 @ 100
   5.250%, 03/01/11                                          2,000        2,060
Wentzville School District # R-4, Callable
 03/01/08 @ 100 (FSA)
   5.100%, 03/01/18                                          3,000        3,038
                                                                       --------
TOTAL GENERAL OBLIGATIONS                                                52,273
                                                                       --------
TOTAL MUNICIPAL BONDS                                                   147,155
                                                                       --------
RELATED PARTY MONEY MARKET FUND - 2.1%
First American Tax Free Obligations Fund (B)             3,124,412        3,124
                                                                       --------
TOTAL RELATED PARTY MONEY MARKET FUND                                     3,124
                                                                       --------
TOTAL INVESTMENTS - 98.7%
   (Cost $143,992)                                                      150,279
                                                                       --------
OTHER ASSETS AND LIABILITIES, NET - 1.3%                                  2,009
                                                                       --------

MISSOURI TAX FREE FUND (CONCLUDED)

DESCRIPTION                                                         VALUE (000)
-------------------------------------------------------------------------------
NET ASSETS:
Portfolio capital                                                      $145,394
Undistributed net investment income                                         203
Accumulated net realized gain on investments                                404
Net unrealized appreciation of investments                                6,287
                                                                       --------
TOTAL NET ASSETS - 100%                                                $152,288
                                                                       --------
CLASS A:
Net asset value and redemption price per share (net assets of
 $22,573,277 and 1,872,991 shares of capital stock issued and
 outstanding)(F)                                                       $  12.05
Maximum sales charge of 4.25%                                              0.53
                                                                       --------
Offering price per share(C)                                            $  12.58
                                                                       --------
CLASS C:
Net asset value and redemption price per share (net assets of $12
 and 1 share of capital stock issued and outstanding)(D)(F)            $  12.05
Maximum sales charge of 1.00%                                              0.12
                                                                       --------
Offering price per share(E)                                            $  12.17
                                                                       --------
CLASS Y:
Net asset value, offering price and redemption price per share
 (net assets of $129,714,782 and 10,759,964 shares of capital
 stock issued and outstanding)(F)                                      $  12.06
                                                                       --------

(A)Pre-refunded issues are typically backed by U.S. Government obligations or municipal bonds. These bonds mature at the call date and price indicated.

(B)This money market fund is advised by U.S. Bancorp Piper Jaffray Asset Management, Inc. who also serves as advisor for this fund. See also notes to the financial statements.

(C)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 4.25%.

(D)Class C has a contingent deferral sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(E)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.

(F)$0.0001 par value - 2 billion authorized

AMBAC - American Municipal Bond Assurance Corporation
FGIC - Financial Guaranty Insurance Corporation
FHA - Federal Housing Authority
FSA - Financial Security Assurance
MBIA - Municipal Bond Insurance Association


                                 FIRST AMERICAN FUNDS ANNUAL REPORT 2001     63)

STATEMENTS OF NET ASSETS September 30, 2001

NEBRASKA TAX FREE FUND

DESCRIPTION                                              PAR (000)  VALUE (000)
-------------------------------------------------------------------------------
MUNICIPAL BONDS - 96.8%
REVENUE BONDS - 68.4%
EDUCATION - 23.4%
Nebraska Educational Finance Authority,
 Concordia University Project,
 Callable 12/15/08 @ 100
   5.250%, 12/15/15                                        $ 1,270      $ 1,277
   5.350%, 12/15/18                                          2,040        2,036
Nebraska Educational Finance Authority,
 Creighton University Project, Series A (AMBAC)
   5.000%, 09/01/09                                            500          534
Nebraska Educational Telecommunication
 Commission, Leasing Project, Series 2000
   6.000%, 02/01/06                                            750          825
University of Nebraska, Callable 07/15/08 @ 100
   5.250%, 07/15/11                                          1,000        1,065
University of Nebraska, Lincoln Parking Project,
 Callable 08/01/05 @ 102
   5.100%, 06/01/09                                            735          772
                                                                       --------
                                                                          6,509
                                                                       --------
HEALTHCARE - 12.4%
Douglas County Hospital Authority #1, Immanuel
 Medical Center, Callable 09/01/07 @ 102 (AMBAC)
   4.900%, 09/01/09                                          1,000        1,057
Lancaster County, Hospital Authority, Bryanlgh
 Medical Center Project, Callable 06/01/11 @ 100
   5.000%, 06/01/19                                            500          494
   5.125%, 06/01/21                                          1,200        1,202
Platte County Hospital Authority #1, Columbus
 Community Hospital Project,
 Callable 05/01/10 @ 101 (AG)
   5.850%, 05/01/14                                            650          697
                                                                       --------
                                                                          3,450
                                                                       --------
HOUSING - 3.7%
Nebraska Investment Finance Authority, Single
 Family Housing, Series A,
 Callable 03/01/11 @ 100 (AMT)
   5.150%, 03/01/16                                          1,000        1,009
                                                                       --------
LIBRARY - 2.9%
Omaha Northwest Library Facilities, Omaha
 Public Library Projects, Callable 08/15/07 @ 102
   5.250%, 08/15/12                                            750          799
                                                                       --------
RECREATION AUTHORITY - 3.9%
Douglas County Zoo Facility, Omaha Henry
 Doorly Zoo Project, Callable 09/01/09 @ 100
   5.650%, 09/01/11                                          1,000        1,092
                                                                       --------
UTILITIES - 22.1%
Alliance Electrical Systems,
 Callable 06/15/08 @ 100
   5.000%, 12/15/14                                            260          265
   5.100%, 12/15/15                                            460          469
Cuming County Public Power District,
 Callable 05/15/06 @ 100
   5.600%, 05/15/21                                            250          251
Elkhorn Nebraska Rural Public Power,
 Callable 09/01/09 @ 100
   5.125%, 09/01/17                                            750          762
Fremont Combined Utilities Systems,
 Callable 10/15/11 @ 100
   4.750%, 10/15/16 (B)                                        610          607

NEBRASKA TAX FREE FUND (CONTINUED)

DESCRIPTION                                              PAR (000)  VALUE (000)
-------------------------------------------------------------------------------
Grand Island Electrical Systems,
 Callable 06/27/11 @ 100
   5.125%, 08/15/16                                        $   750      $   768
Hastings Elecrical Systems,
 Callable 05/01/11 @ 100
   5.000%, 01/01/16                                            750          764
Lincoln Electrical Systems,
 Callable 09/01/11 @ 100
   5.000%, 09/01/15                                            500          516
Municipal Energy Agency of Nebraska, Series A,
 Callable 04/01/02 @ 102 (AMBAC)
   5.600%, 04/01/03                                            750          777
Nebraska Investment Finance Authority, Drinking
 Water System Revolving Fund, Callable
 01/01/09 @ 100
   4.500%, 01/01/10                                            115          117
   5.150%, 01/01/16                                            580          588
Omaha Public Power Electrical Systems
   6.200%, 02/01/17                                            210          243
                                                                       --------
                                                                          6,127
                                                                       --------
TOTAL REVENUE BONDS                                                      18,986
                                                                       --------
GENERAL OBLIGATIONS - 23.7%
Dawson County Nebraska School District,
 Callable 6/15/06 @ 102
   5.100%, 12/15/16                                            365          371
Douglas County, Callable 8/30/06 @ 102
   5.000%, 12/15/19                                            500          499
Douglas County
   5.000%, 07/01/10                                          1,000        1,068
Douglas County School District #1, Series B,
 Callable 06/15/11 @ 100
   4.900%, 12/15/17                                            350          353
   5.000%, 12/15/22                                            750          745
Douglas County School District #54, Ralston
 Public Schools,
 Callable 08/15/11 @ 100
   5.000%, 12/15/16                                            845          861
Lancster County School District #1, Lincoln
 Public Schools, Callable 01/15/11 @ 100
   5.250%, 07/15/19                                            220          224
   5.250%, 01/15/21                                            155          157
Omaha-Douglas Public Building,
 Callable 05/01/11 @ 100
   4.900%, 05/01/16                                            500          505
   5.100%, 05/01/20                                            300          301
Omaha, Series A
   6.500%, 12/01/18                                            825          993
Omaha, Series B, Callable 12/01/03 @ 100
   5.250%, 12/01/25                                            500          501
                                                                       --------
TOTAL GENERAL OBLIGATIONS                                                 6,578
                                                                       --------


The accompanying notes are an integral part of the financial statements.

(64     FIRST AMERICAN FUNDS ANNUAL REPORT 2001

NEBRASKA TAX FREE FUND (CONCLUDED)

DESCRIPTION                                       PAR (000)/SHARES  VALUE (000)
-------------------------------------------------------------------------------
CERTIFICATES OF PARTICIPATION - 4.7%
Western Nebraska Community College,
 Callable 10/15/07 @ 100
   4.700%, 10/15/10                                        $   295      $   298
   4.800%, 10/15/11                                            195          197
   4.900%, 10/15/12                                            250          252
   5.000%, 10/15/13                                            300          302
   5.100%, 10/15/14                                            250          251
                                                                       --------
TOTAL CERTIFICATES OF PARTICIPATION                                       1,300
                                                                       --------
TOTAL MUNICIPAL BONDS                                                    26,864
                                                                       --------
RELATED PARTY MONEY MARKET FUND - 6.1%
First American Tax Free Obligations Fund (A)             1,705,537        1,706
                                                                       --------
TOTAL RELATED PARTY MONEY MARKET FUND                                     1,706
                                                                       --------
TOTAL INVESTMENTS - 102.9%
   (Cost $28,084)                                                        28,570
                                                                       --------
OTHER ASSETS AND LIABILITIES, NET - (2.9%)                                 (811)
                                                                       --------
NET ASSETS:
Portfolio capital                                                       $27,292
Accumulated net realized loss on investments                                (19)
Net unrealized appreciation of investments                                  486
                                                                       --------
TOTAL NET ASSETS - 100%                                                 $27,759
                                                                       --------
CLASS A:
Net asset value and redemption price per share (net assets of
 $5,090,056 and 499,238 shares of capital stock issued and
 outstanding)(F)                                                        $ 10.20
Maximum sales charge of 4.25%                                              0.45
                                                                       --------
Offering price per share(C)                                             $ 10.65
                                                                       --------
CLASS C:
Net asset value and redemption price per share (net assets of
 $226,344 and 22,323 shares of capital stock issued and
 outstanding)(D)(F)                                                     $ 10.14
Maximum sales charge of 1.00%                                              0.10
                                                                       --------
Offering price per share(E)                                             $ 10.24
                                                                       --------
CLASS Y:
Net asset value, offering price and redemption price per share
 (net assets of $22,442,773 and 2,201,973 shares of capital
 stock issued and outstanding)(F)                                       $ 10.19
                                                                       --------

(A)This money market fund is advised by U.S. Bancorp Piper Jaffray Asset Management, Inc. who also serves as advisor for this fund. See also notes to the financial statements.

(B)At September 30, 2001, the cost of securities purchased on a when issued basis was: Fremont Combined Utilities Systems of $606,749.

(C)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 4.25%.

(D)Class C has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(E)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.

(F)$0.0001 par value - 2 billion authorized

AG - Asset Guaranty
AMBAC - American Municipal Bond Assurance Corporation
AMT - Alternative Minimum Tax. As of September 30, 2001, the aggregate market value of securities subject to the AMT was $1,009,180, which represents 3.6% of net assets.

OREGON INTERMEDIATE TAX FREE FUND

DESCRIPTION                                              PAR (000)  VALUE (000)
-------------------------------------------------------------------------------
MUNICIPAL BONDS - 98.4%
REVENUE BONDS - 46.0%
BUILDING - 0.7%
Oregon State Fair & Exposition Center,
 Callable 10/01/01 @ 103 (AG)
   5.400%, 10/01/06                                        $ 1,010      $ 1,042
                                                                       --------
EDUCATION - 7.9%
McMinnville Oregon School District (FSA)
   5.500%, 06/15/13                                          1,000        1,102
Multnomah County Educational Facilities,
 University of Portland Educational Facilities,
 Callable 04/01/07 @ 102 (AMBAC)
   5.750%, 04/01/10                                          2,245        2,469
Multnomah County Educational Facilities,
 University of Portland Educational Facilities,
 Callable 04/01/10 @ 100
   5.700%, 04/01/15                                          1,000        1,045
Oregon State Health, Housing, Educational &
 Cultural Facilities Authority, George Fox
 University, Series A, Callable 03/01/07
 @ 102 (BA)
   5.400%, 03/01/09                                            395          428
   5.450%, 03/01/10                                            415          448
Oregon State Health, Housing, Educational &
 Cultural Facilities Authority, Lewis & Clark
 College (MBIA)
   5.250%, 10/01/02                                            550          567
   5.300%, 10/01/03                                            630          665
Oregon State Health, Housing, Educational &
 Cultural Facilities Authority, Reed College,
 Series A, Callable 07/01/06 @ 102
   5.375%, 07/01/15                                          2,000        2,076
Portland Oregon Community College Services,
 Callable 06/01/11 @ 100
   5.375%, 06/01/15                                          1,375        1,462
Salem Educational Facilities, Williamette
 University
   5.500%, 04/01/04                                            500          533
Salem Educational Facilities, Williamette
 University, Callable 04/01/04 @ 101
   5.700%, 04/01/05                                            500          535
Wasco County Oregon School District #12
   5.500%, 06/15/14                                          1,080        1,191
                                                                       --------
                                                                         12,521
                                                                       --------
HEALTHCARE - 6.0%
Clackamas County Health Facilities Authority,
 Series A, Callable 03/01/02 @ 102 (MBIA)
   5.900%, 03/01/03                                            885          915
Clackamas County Hospital Facilities Authority,
 Health Systems, Callable 08/15/09 @ 101
   5.250%, 02/15/11                                          2,000        2,129
   5.375%, 02/15/12                                          1,000        1,065
Clackamas County Hospital Facilities Authority,
 Mary's Woods, Series A, Callable 05/15/09 @ 102
   6.125%, 05/15/13                                          1,000        1,024
Clackamas County Hospital Facilities Authority,
 Sisters of Providence, Series A,
 Callable 04/01/02 @ 102
   6.200%, 10/01/02                                            680          704
Douglas County Hospital Facilities Authority,
 Catholic Health, Series B (MBIA)
   5.500%, 11/15/04                                            505          545


                                 FIRST AMERICAN FUNDS ANNUAL REPORT 2001     65)

STATEMENTS OF NET ASSETS September 30, 2001

DESCRIPTION                                              PAR (000)  VALUE (000)
-------------------------------------------------------------------------------
Medford Hospital Facilities Authority, Asante
 Health Systems, Callable 08/15/08 @ 101 (MBIA)
   5.250%, 08/15/11                                        $ 1,000      $ 1,073
   5.375%, 08/15/12                                          1,000        1,073
Salem Hospital Facilities Authority,
 Callable 08/15/08 @ 101
   5.250%, 08/15/14                                          1,000        1,038
                                                                       --------
                                                                          9,566
                                                                       --------
HOUSING - 5.1%
Oregon State Housing & Community Services,
 Series A, Callable 07/01/03 @ 102
   4.900%, 07/01/05                                          1,075        1,124
   5.750%, 07/01/12                                          2,490        2,553
Oregon State Housing & Community Services,
 Series A, Callable 07/01/04 @ 102
   6.400%, 07/01/18                                            900          955
Oregon State Housing & Community Services,
 Series A, Callable 07/01/06 @ 102
   6.000%, 07/01/16                                          1,165        1,234
Oregon State Housing & Community Services,
 Series E, Callable 01/01/10 @ 100 (FHA)
   5.750%, 07/01/13                                            890          953
Portland Housing Authority, Riverwood Project,
 Pre-refunded 01/01/06 @ 100
   6.000%, 01/01/11 (A)                                      1,170        1,293
                                                                       --------
                                                                          8,112
                                                                       --------
IMPROVEMENTS - 2.0%
Oregon State Department of Administrative
 Services Lottery, Series A, Callable 04/01/10
 @ 100 (FSA)
   5.000%, 04/01/12                                          1,050        1,104
Oregon State Department of Administrative
 Services Lottery, Series B (FSA)
   5.250%, 04/01/08                                          2,000        2,165
                                                                       --------
                                                                          3,269
                                                                       --------
MUNICIPAL BOND BANK - 0.4%
Oregon State Economic Development
 Department,
 Callable 01/01/02 @ 102
   4.850%, 01/01/04                                            555          569
                                                                       --------
POLLUTION CONTROL - 2.0%
Baker County Pollution Control, Ash Grove
 Cement West Project, Callable 01/01/02 @ 100 (SBA)
   5.950%, 07/01/02                                            315          318
   6.050%, 07/01/03                                            335          338
Port of St. Helens Pollution Control, Portland
 General Electric
   4.800%, 04/01/10                                          2,450        2,549
                                                                       --------
                                                                          3,205
                                                                       --------
TAX REVENUE - 1.3%
Portland Urban Renewal & Redevelopment,
 Convention Center, Series A,
 Callable 06/15/10 @ 101 (AMBAC)
   5.750%, 06/15/15                                          1,000        1,094
Tri-County Metropolitan Transportation District,
 Series A, Pre-refunded 08/01/02 @ 101
   5.450%, 08/01/04 (A)                                      1,000        1,038
                                                                       --------
                                                                          2,132
                                                                       --------

OREGON INTERMEDIATE TAX FREE FUND (CONTINUED)

DESCRIPTION                                              PAR (000)  VALUE (000)
-------------------------------------------------------------------------------
TRANSPORTATION - 6.2%
Oregon State Department of Transportation,
 Highway User Tax, Callable 11/15/10 @ 100
   5.125%, 11/15/14                                        $ 2,260      $ 2,356
Oregon State Department of Transportation,
 Regional Light Rail Fund,
 Callable 06/01/04 @ 102 (MBIA)
   6.000%, 06/01/05                                          2,000        2,185
Port Marrow, Callable 06/01/05 @ 100
   6.250%, 06/01/15                                          1,500        1,523
Port Portland Airport, Series 12-A,
 Callable 01/01/09 @ 101 (FGIC)
   5.250%, 07/01/11                                          1,165        1,243
   5.250%, 07/01/12                                          2,000        2,119
Tri-County Metropolitan Transportation District,
 Series 1 (MGT)
   4.900%, 06/01/09                                            500          515
                                                                       --------
                                                                          9,941
                                                                       --------
UTILITIES - 14.4%
Clackamas County Service District #1,
 Callable 10/01/06 @ 100
   6.200%, 10/01/09                                            700          778
Emerald Peoples Utility District (FGIC)
   7.200%, 11/01/02                                          1,235        1,300
Eugene Electric Utilities, Callable 08/01/06
 @ 100 (FSA)
   5.375%, 08/01/11                                          1,195        1,257
Eugene Electric Utilities,
 Callable 08/01/07 @ 100 (FSA)
   5.000%, 08/01/11                                          1,305        1,362
Eugene Electric Utilities,
 Callable 08/01/08 @ 100 (FSA)
   4.800%, 08/01/13                                          1,190        1,217
Eugene Electric Utilities, Series B,
 Callable 11/01/01 @ 100.50 (MBIA)
   4.750%, 08/01/12                                            670          671
   4.900%, 08/01/14                                            475          476
Gresham Sewer, Callable 06/01/02 @ 102
   5.250%, 06/01/05                                            500          517
Marion County Solid Waste & Electric, Ogden
 Martin System Project (AMBAC)
   5.500%, 10/01/06                                          1,400        1,540
Portland Sewer Systems, Series A,
 Callable 06/01/07 @ 100 (FGIC)
   5.000%, 06/01/09                                          2,250        2,366
   5.000%, 06/01/15                                          2,000        2,034
Portland Sewer Systems, Series B,
 Callable 04/01/02 @ 102 (FGIC)
   5.500%, 04/01/04                                            600          620
Salem Water & Sewer (MBIA)
   6.000%, 06/01/06                                          1,135        1,265
Tualatin Valley Water District,
 Callable 06/01/08 @ 100 (FSA)
   5.000%, 06/01/12                                          1,000        1,042
Washington County Oregon Clean Water
 Services (FGIC)
   5.125%, 10/01/14                                          1,990        2,084
Washington County Unified Sewer Agency,
 Callable 10/01/06 @ 101 (FGIC)
   5.200%, 10/01/09                                          1,300        1,383
Washington County Unified Sewer Agency,
 Series 1 (AMBAC)
   5.700%, 10/01/04                                          1,250        1,354


The accompanying notes are an integral part of the financial statements.

(66     FIRST AMERICAN FUNDS ANNUAL REPORT 2001

DESCRIPTION                                              PAR (000)  VALUE (000)
-------------------------------------------------------------------------------
Washington County Unified Sewer Agency,
 Series 1 (FGIC)
   5.750%, 10/01/08                                        $ 1,000      $ 1,120
Washington County Unified Sewer Agency,
 Series A (FGIC)
   5.750%, 10/01/11                                            500          567
                                                                       --------
                                                                         22,953
                                                                       --------
TOTAL REVENUE BONDS                                                      73,310
                                                                       --------
GENERAL OBLIGATIONS - 46.4%
Beaverton Limited Tax, Series B,
 Callable 04/01/02 @ 100
   5.000%, 04/01/03                                            900          912
Chemeketa Oregon Community College,
 Pre-refunded 06/01/06 @ 100 (FGIC)
   5.650%, 06/01/09 (A)                                      1,000        1,105
Chemeketa Oregon Community College District (FGIC)
   5.500%, 06/01/13                                          2,170        2,403
Clackamas & Washington Counties Joint School
 District #3, Callable 05/01/02 @ 100 (FGIC)
   5.000%, 06/01/16                                          1,000        1,013
Clackamas & Washington Counties Joint School
 District #3, Series A, Callable 10/01/02 @ 101
   5.650%, 10/01/05                                            235          244
Clackamas County Limited Tax Assessment,
 Callable 11/01/01 @ 100
   6.000%, 05/01/10                                          1,000        1,001
Clackamas County School District #7, Lake
 Oswego, Callable 06/01/11 @ 100
   5.500%, 06/01/12                                          1,240        1,366
Clackamas County School District #12, North
 Clackamas, Callable 06/01/03 @ 100 (FGIC)
   4.650%, 06/01/05                                          1,025        1,061
Clackamas County School District #86, Canby,
 Callable 06/15/10 @ 100 (SBG)
   5.500%, 06/15/15                                          1,835        1,956
Deschutes & Jefferson Counties School
 District #2, Callable 06/15/11 @ 100
   5.500%, 06/15/14                                          1,725        1,865
Deschutes & Jefferson Counties School District
 #2, Redmond, Pre-refunded 06/01/03
 @ 100 (MBIA)
   5.400%, 06/01/05 (A)                                      1,000        1,049
Deschutes County, Callable 12/01/06
 @ 100 (MBIA)
   5.250%, 12/01/09                                          1,000        1,060
Eugene Public Safety Facilities,
 Callable 06/01/06 @ 100 (FGIC)
   5.700%, 06/01/16                                          1,295        1,355
Hood River County School District,
 Callable 06/15/11 @ 100 (SBG)
   5.250%, 06/15/16                                          1,030        1,071
Josephine County School District #7 (FGIC)
   5.750%, 06/01/06                                          1,525        1,684
Lane County School District #40, Creswell,
 Callable 06/15/10 @ 100 (SBG)
   5.000%, 06/15/11                                          1,120        1,191
Lane County School District #52, Bethel,
 Callable 06/15/10 @ 100 (SBG)
   5.350%, 06/15/11                                          1,285        1,397
Lincoln City, Series A, Callable 02/01/02 @ 100
 (AMBAC)
   5.000%, 02/01/03                                            305          308

OREGON INTERMEDIATE TAX FREE FUND (CONTINUED)

DESCRIPTION                                              PAR (000)  VALUE (000)
-------------------------------------------------------------------------------
Lincoln County School District (FGIC)
   6.000%, 06/15/06                                        $ 1,055      $ 1,177
Linn County Oregon Community School District,
 Callable 06/15/13 @ 100 (FGIC) (SBG)
   5.550%, 06/15/21 (B)                                      1,000          932
Marion & Polk Counties School District #24-J,
 Salem, Pre-refunded 10/01/02 @ 100
   5.600%, 10/01/04 (A)                                        635          657
   5.700%, 10/01/05 (A)                                        660          683
   5.800%, 10/01/06 (A)                                        715          741
Marion & Polk Counties School District #7-J,
 Silverton, Callable 06/01/04 @ 101 (FSA)
   5.600%, 06/01/06                                            860          918
Metropolitan Open Space Program Series A,
 Callable 09/01/03 @ 102
   5.000%, 09/01/04                                          1,025        1,086
Metropolitan, Washington Park Zoo, Series A
   6.000%, 01/15/05                                          1,215        1,325
Metropolitan, Washington Park Zoo, Series A,
 Callable 01/15/07 @ 100
   5.250%, 01/15/10                                          1,000        1,057
Morrow County School District #1 (MBIA)
   5.500%, 06/01/04                                            795          850
   5.500%, 06/01/05                                            835          905
Multnomah-Clackamas County School District
 #10, Gresham-Barlow, Callable 06/15/11
 @ 100 (FSA) (SBG)
   5.500%, 06/15/13                                          1,780        1,941
Multnomah-Clackamas County School District
 #28-302, Centennial, Callable 06/15/11
 @ 100 (FGIC) (SBG)
   5.500%, 06/15/14                                          1,715        1,854
Multnomah County School District #3, Park
 Rose, Callable 12/01/05 @ 100 (FGIC)
   5.600%, 12/01/07                                            530          572
Multnomah County School District #7, Reynolds
 (AMBAC)
   5.500%, 06/01/06                                          1,000        1,094
Multnomah County School District #7, Reynolds,
 Callable 06/15/11 @ 100 (SBG)
   5.625%, 06/15/15                                          1,000        1,084
Multnomah County School District #40
   5.250%, 06/01/04                                          1,000        1,062
Multnomah County, Series A, Callable 04/01/10
 @ 100
   5.000%, 04/01/11                                          1,000        1,063
   5.125%, 04/01/13                                          2,445        2,573
Oregon State
   6.000%, 02/01/03                                          1,000        1,048
Oregon State Alternative Energy, Private Act,
 Callable 07/01/04 @ 100
   5.300%, 07/01/05                                            900          952
Oregon State Board of Higher Education
 Series A, Callable 08/01/09 @ 101
   5.500%, 08/01/15                                          1,255        1,342
Oregon State Board Higher Education Services,
 Callable 08/01/07 @ 101
   5.100%, 08/01/12                                          1,345        1,413
Oregon State Pollution Control, Series A,
 Callable 11/01/07 @ 100
   4.875%, 11/01/11                                            455          475


                                 FIRST AMERICAN FUNDS ANNUAL REPORT 2001     67)

STATEMENTS OF NET ASSETS September 30, 2001

DESCRIPTION                                              PAR (000)  VALUE (000)
-------------------------------------------------------------------------------
Oregon State Pollution Control, Series C,
 Callable 06/01/03 @ 100
   5.625%, 06/01/13                                        $    60      $    62
Polk, Marion & Benton Counties School District
 #13-J (FGIC)
   5.500%, 12/01/03                                            955        1,017
Polk, Marion & Benton Counties School District
 #13-J, Callable 12/01/04 @ 101 (FGIC)
   5.500%, 12/01/05                                            570          617
Port Portland, Series A
   4.500%, 03/01/06                                          1,000        1,049
Portland Emergency Facilities, Series A,
 Callable 06/01/09 @ 100
   5.000%, 06/01/12                                          1,060        1,114
Salem-Keizer School District #24-J,
 Callable 06/01/08 @ 100 (FSA)
   5.100%, 06/01/12                                          2,000        2,095
Salem-Keizer School District #24-J,
 Callable 06/01/09 @ 100 (SBG)
   5.250%, 06/01/12                                          1,000        1,065
Salem-Keizer School District #24J,
 Callable 06/01/09 @ 100 (SBG)
   5.000%, 06/01/16                                          1,795        1,826
Tri-County Metropolitan Transportation District,
 Light Rail Extension, Series A,
 Callable 07/01/09 @ 101
   5.250%, 07/01/10                                          1,115        1,212
   5.250%, 07/01/12                                          1,000        1,072
Tualatin Hills Park & Recreation District (FGIC)
   5.750%, 03/01/13                                            870          981
Washington & Clackamas Counties School
 District #23-J, Tigard (FGIC)
   5.750%, 06/01/06                                          1,055        1,165
Washington & Clackamas Counties School
 District #23-J, Tigard, Zero Coupon Bond
   5.281%, 06/01/11 (B)                                        435          284
   5.281%, 06/15/14 (B)                                      1,030          563
Washington County Criminal Justice Facilities,
 Pre-refunded 12/01/04 @ 100
   5.625%, 12/01/05 (A)                                        850          925
   6.000%, 12/01/13 (A)                                      1,000        1,099
Washington County School District #3, Hillsboro (MBIA)
   5.750%, 11/01/04                                            800          869
Washington County School District #15, Forest
 Grove, Pre-refunded 6/01/04 @ 101 (FGIC)
   5.800%, 06/01/06 (A)                                        575          626
Washington County School District #48-J,
 Beaverton, Callable 08/01/08 @ 100
   5.250%, 08/01/10                                          2,000        2,143
Washington County School District #88-J,
 Sherwood, Callable 06/01/05 @ 100 (FSA)
   5.700%, 06/01/06                                          1,000        1,082
Washington, Multnomah & Yamhill Counties
 School District #1-J
   5.000%, 11/01/14                                          1,000        1,058
Washington, Multnomah & Yamhill Counties
 School District #1-J, Callable 06/01/09 @ 100
   5.250%, 06/01/12                                          1,185        1,260
Wilson
   7.200%, 01/01/02                                            215          217

OREGON INTERMEDIATE TAX FREE FUND (CONTINUED)

DESCRIPTION                                       PAR (000)/SHARES  VALUE (000)
-------------------------------------------------------------------------------
Wilson, Callable 06/01/08 @ 100
   5.000%, 12/01/10                                        $ 1,015      $ 1,054
Yamhill County School District #40, McMinnville (FGIC)
   6.000%, 06/01/08                                            600          677
                                                                       --------
TOTAL GENERAL OBLIGATIONS                                                73,977
                                                                       --------
CERTIFICATES OF PARTICIPATION - 6.0%
Multnomah County, Callable 08/01/08 @ 101 (MLO)
   4.750%, 08/01/11                                          2,200        2,284
Multnomah County Oregon, Callable 07/01/03
 @ 101
   5.100%, 07/01/04                                            925          970
Oregon State Department of Administrative
 Services, Series A (AMBAC) (MLO)
   5.500%, 05/01/07                                          1,000        1,095
Oregon State Department of Administrative
 Services, Series A, Callable 11/01/05 @ 101
 (MBIA) (MLO)
   5.000%, 11/01/06                                          1,350        1,447
Oregon State Department of Administrative
 Services, Series A, Callable 05/01/09 @ 101
 (AMBAC) (MLO)
   5.000%, 05/01/14                                          1,000        1,032
Oregon State Department of Administrative
 Services, Series B, Callable 11/01/07 @ 101
 (AMBAC) (MLO)
   5.000%, 11/01/11                                            840          883
Oregon State Department of Administrative
 Services, Series C, Callable 05/01/06 @ 101
 (MBIA) (MLO)
   5.750%, 05/01/07                                          1,635        1,796
                                                                       --------
TOTAL CERTIFICATES OF PARTICIPATION                                       9,507
                                                                       --------
TOTAL MUNICIPAL BONDS                                                   156,794
                                                                       --------
RELATED PARTY MONEY MARKET FUND - 0.1%
First American Tax Free Obligations Fund (C)               141,941          142
                                                                       --------
TOTAL RELATED PARTY MONEY MARKET FUND                                       142
                                                                       --------
TOTAL INVESTMENTS - 98.5%
   (Cost $149,573)                                                      156,936
                                                                       --------
OTHER ASSETS AND LIABILITIES, NET - 1.5%                                  2,492
                                                                       --------
NET ASSETS:
Portfolio capital                                                      $152,369
Undistributed net investment income                                          91
Accumulated net realized loss on investments                               (395)
Net unrealized appreciation of investments                                7,363
                                                                       --------
TOTAL NET ASSETS - 100%                                                $159,428
                                                                       --------
CLASS A:
Net asset value and redemption price per share (net assets of
 $5,476,732 and 538,204 shares of capital stock issued and
 outstanding)(E)                                                       $  10.18
Maximum sales charge of 2.25%                                              0.23
                                                                       --------
Offering price per share(D)                                            $  10.41
                                                                       --------

CLASS Y:
Net asset value, offering price and redemption price per share
 (net assets of $153,951,419 and 15,123,653 shares of capital
 stock issued and outstanding)(E)                                      $  10.18
                                                                       --------


The accompanying notes are an integral part of the financial statements.

(68     FIRST AMERICAN FUNDS ANNUAL REPORT 2001

OREGON INTERMEDIATE TAX FREE FUND (CONCLUDED)

DESCRIPTION
-------------------------------------------------------------------------------
(A)Pre-refunded issues are typically backed by U.S. Government obligations or municipal bonds. These bonds mature at the call date and price indicated.

(B)The rate shown is the effective yield at the time of purchase.

(C)This money market fund is advised by U.S. Bancorp Piper Jaffray Asset Management, Inc. who also serves as advisor for this fund. See also the notes to the financial statements.

(D)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 2.25%.

(E)$0.0001 par value - 2 billion authorized

AG - Asset Guaranty
AMBAC - American Municipal Bond Assurance Corporation
BA - Bank of America
FGIC - Financial Guaranty Insurance Corporation
FHA - Federal Housing Authority
FSA - Financial Security Assurance
MBIA - Municipal Bond Insurance Association
MGT - Morgan Guaranty Trust
MLO - Municipal Lease Obligation
SBA - Small Business Administration
SBG - School Board Guaranty

TAX FREE FUND

DESCRIPTION                                              PAR (000)  VALUE (000)
-------------------------------------------------------------------------------
MUNICIPAL BONDS - 96.3%
ALABAMA - 1.2%
Alabama Water Pollution Control Authority
 Revolving Fund Loan, Callable 02/15/02
 @ 100 (AMBAC) (RB)
   6.700%, 08/15/06                                        $ 1,750      $ 1,779
Alabama Water Pollution Control Authority
 Revolving Fund Loan, Series B, Callable
 08/15/06 @ 100 (AMBAC) (RB)
   5.500%, 08/15/12                                          1,855        1,952
Bessemer, Alabama Water Revenue, Callable
 07/01/06 @ 102 (AMBAC) (RB)
   5.750%, 07/01/16                                          2,500        2,659
                                                                       --------
                                                                          6,390
                                                                       --------
ALASKA - 1.3%
Alaska Energy Authority Power Revenue Bradley
 Lake, Third Series (FSA) (RB)
   6.000%, 07/01/10                                          1,000        1,136
Alaska Energy Authority Power Revenue Bradley
 Lake, Third Series (FSA) (RB)
   6.000%, 07/01/11                                          4,040        4,627
Alaska State Housing Finance Authority,
 Series A, Callable 06/01/07 @ 102 (RB) (MBIA)
   5.900%, 12/01/19                                          1,000        1,042
Alaska State Housing Finance Authority,
 Series A, Callable 12/01/05 @ 105 (MBIA) (RB)
   5.700%, 12/01/11                                            505          529
                                                                       --------
                                                                          7,334
                                                                       --------
ARIZONA - 1.7%
Arizona State Transportation Board Highway
 Revenue, Callable 07/01/09 @ 100 (RB)
   6.000%, 07/01/12                                          4,580        5,163
Glendale Industrial Development Authority,
 Senior Living Facilities, (RB) (WF)
   2.300%, 12/01/14 (D)                                        400          400
Maricopa County Industrial Development
 Authority, Bay Club at Mesa Cove Project,
 Series A, Callable 09/01/10 @ 103 (RB) (MBIA)
   5.800%, 09/01/35                                          1,000        1,037
Maricopa County School District #4 (GO) (FSA)
   5.250%, 07/01/04                                          2,000        2,130
Navajo County Arizona Unified School District
 #32, Blue Ridge, (FSA) (GO)
   5.000%, 07/01/12                                            700          745
                                                                       --------
                                                                          9,475
                                                                       --------
CALIFORNIA - 1.0%
California State, Callable 04/01/09 @ 101 (GO)
   4.750%, 04/01/22                                            500          488
San Francisco Bay Area Rapid Transit Tax
 Revenue, Callable 07/01/08 @ 101 (RB)
   5.250%, 07/01/17                                          5,000        5,220
                                                                       --------
                                                                          5,708
                                                                       --------
COLORADO - 5.0%
Adams County School District #012, Callable
 12/15/07 @ 101 (FGIC) (GO)
   5.400%, 12/15/13                                          6,655        7,094


                                 FIRST AMERICAN FUNDS ANNUAL REPORT 2001     69)

STATEMENTS OF NET ASSETS September 30, 2001

DESCRIPTION                                              PAR (000)  VALUE (000)
-------------------------------------------------------------------------------
Colorado Health Facilities Authority, Callable
 01/15/12 @ 100 (RB)
   5.800%, 01/15/27                                        $ 1,500      $ 1,484
Colorado Post-Secondary Educational Facilities
 Authority Revenue, Auraria Foundation Project,
 Callable 09/01/05 @ 100 (FSA) (RB)
   5.750%, 09/01/10                                          1,250        1,377
Colorado Springs, Utilities Revenue, System
 Improvements, Series A, Callable 11/15/07
 @ 100 (RB)
   5.250%, 11/15/22                                          6,160        6,217
Colorado State Educational & Cultural Facilities
 Authority, Bromley East Charter School Project,
 Callable 09/15/11 @ 100 (RB)
   7.250%, 09/15/30                                          2,000        2,032
Colorado State Educational & Cultural Facilities
 Authority, Classical Academy Charter School
 Project, Callable 12/01/11 @ 100 (RB)
   7.250%, 12/01/21                                          1,500        1,536
Colorado State Health Facilities Authority,
 Parkview Medical Center Project,
 Callable 09/01/11 @ 100 (RB)
   6.500%, 09/01/20                                          1,000        1,046
Denver Colorado City & County Airport
 (AMT) (RB) (FGIC)
   5.000%, 11/15/17                                          1,000          988
Denver Colorado Hospital (RB)
   6.000%, 12/01/31                                            450          453
The E-470 Public Highway Authority, Series B,
 Zero Coupon Bond (RB) (MBIA)
   5.470%, 09/01/32 (A)                                     10,000        1,836
La Junta Hospital, Arkansas Valley Medical
 Center Project, Callable 04/01/09 @ 101 (RB)
   6.000%, 04/01/19                                          1,000          962
Montrose County Health Care,
 Pre-refunded 11/01/02 @ 102 (RB)
   8.250%, 11/01/19 (B)                                      1,000        1,081
Northwest Parkway Public Highway Authority
 Zero Coupon Bond, (RB) (AMBAC)
   6.290%, 06/15/29 (A)                                     10,000        1,894
                                                                       --------
                                                                         28,000
                                                                       --------
CONNECTICUT - 0.8%
Connecticut State, Clean Water Foundation
 Revenue, Callable 03/01/08 @ 101 (RB)
   5.250%, 03/01/20                                          4,360        4,448
                                                                       --------
DISTRICT OF COLUMBIA - 1.2%
District of Columbia Revenue Association of
 American Medical Colleges, Series A, Callable
 08/15/07 @ 102 (AMBAC) (RB)
   5.375%, 02/15/17                                          1,350        1,387
District of Columbia Water & Sewer Authority
 Revenue, Callable 04/01/09 @ 160 (FSA) (RB)
   5.500%, 10/01/18                                          5,000        5,380
                                                                       --------
                                                                          6,767
                                                                       --------
FLORIDA - 3.6%
Clay County Development Authority, Cargill
 Project, Callable 03/01/02 @ 102 (RB)
   6.400%, 03/01/11                                            300          314
Florida State Board of Education, Series A,
 Callable 06/01/09 @ 101 (GO) (FGIC)
   4.500%, 06/01/23                                          1,000          909

TAX FREE FUND (CONTINUED)

DESCRIPTION                                              PAR (000)  VALUE (000)
-------------------------------------------------------------------------------
Florida State Department of Environmental
 Preservation 2000, General Services Revenue,
 Series A, Callable 07/01/06 @ 101 (MBIA) (RB)
   5.500%, 07/01/13                                        $ 5,000      $ 5,290
Florida State Department of Transportation,
 Alligator Alley Revenue, Callable 07/01/07
 @ 101 (FGIC) (RB)
   5.125%, 07/01/13                                          1,280        1,335
Florida State Department of Transportation,
 Callable 07/01/06 @ 101 (GO)
   5.250%, 07/01/17                                          5,525        5,651
Orlando & Orange County, Florida Expressway
 Authority, Callable 07/01/03 @ 102 (AMBAC) (RB)
   5.375%, 07/01/08                                          1,500        1,568
Palm Beach County, Park & Recreational Facilities
 Revenue, Callable 11/01/06 @ 102 (FSA) (RB)
   5.250%, 11/01/16                                          5,000        5,155
                                                                       --------
                                                                         20,222
                                                                       --------
GEORGIA - 0.2%
Georgia Municipal Electric Authority Power,
 Series BB (RB) (MBIA)
   5.250%, 01/01/25                                          1,000        1,044
                                                                       --------
HAWAII - 3.4%
Hawaii State, Series CN, Callable 03/01/07
 @ 102 (FGIC) (GO)
   5.500%, 03/01/14                                          8,000        8,505
Hawaii State, Series CR, Callable 04/01/08
 @ 101 (MBIA) (GO)
   5.000%, 04/01/16                                          5,000        5,073
Hawaii State, Series CW (GO) (FGIC)
   5.500%, 08/01/11                                          5,000        5,524
                                                                       --------
                                                                         19,102
                                                                       --------
ILLINOIS - 12.0%
Bolingbrook, Illinois Residential Mortgage
 Revenue (FGIC) (RB)
   7.500%, 08/01/10                                          1,080        1,295
Chicago, Illinois, Series A, (GO) (MBIA)
   5.375%, 01/01/13                                          1,100        1,193
Chicago Illinois O'Hare Airport, Callable
 01/01/03 @ 102 (AMT) (RB) (MBIA)
   5.600%, 01/01/07                                          1,200        1,248
Chicago Illinois O'Hare Airport, Callable
 01/01/04 @ 102 (RB) (MBIA)
   4.900%, 01/01/07                                          1,730        1,804
Chicago Illinois O'Hare International Airport,
 Callable 01/01/11 @ 101 (RB) (AMBAC) (AMT)
   5.100%, 01/01/26                                          1,000          971
Chicago, Illinois Park District, Callable 01/01/07
 @ 101 (MBIA) (GO)
   5.600%, 01/01/14                                          2,000        2,114
Cook County, Illinois, Series A, (GO) (MBIA)
   6.250%, 11/15/12                                          9,090       10,662
Cook County, Illinois Community School District
 #97, Oak Park, Series B, (GO) (FGIC)
   9.000%, 12/01/11                                          2,235        3,100
Cook County, Illinois District #123, Oak Lawn,
 (GO) (FSA)
   6.200%, 12/01/08                                          1,000        1,141


The accompanying notes are an integral part of the financial statements.

(70     FIRST AMERICAN FUNDS ANNUAL REPORT 2001

DESCRIPTION                                              PAR (000)  VALUE (000)
-------------------------------------------------------------------------------
Illinois Health Facilities Authority Revenue,
 Authority, Health, Series A, Callable 08/15/07
 @ 102 (MBIA) (RB)
   5.800%, 08/15/16                                        $ 2,500      $ 2,648
Illinois Health Facilities Authority Revenue,
 Callable 08/15/11@ 101 (RB)
   7.375%, 08/15/31                                          1,000          997
Illinois State, Callable 02/01/07
 @ 101 (FGIC) (GO)
   5.250%, 02/01/13                                          8,400        8,782
Illinois State, Callable 02/01/05
 @ 102 (MBIA) (GO)
   6.100%, 02/01/17                                          2,225        2,418
Illinois State, Callable 05/01/06
 @ 102 (MBIA) (GO)
   5.750%, 05/01/21                                          1,410        1,514
Illinois State Development Finance Authority,
 Pollution Control, Series A, Callable 07/01/06
 @ 102 (RB)
   7.375%, 07/01/21                                            500          566
Illinois State Development Finance Authority,
 Solid Waste Disposal, Waste Management
 Project (RB) (AMT)
   5.850%, 02/01/07                                          1,000        1,051
Illinois State Educational Facilities Authority,
 Augustana College, Callable 10/01/07 @ 100
 (RB) (CLE)
   5.875%, 10/01/17                                            500          523
Illinois State Educational Facilities Authority,
 Augustana College, Callable 10/01/08
 @ 100 (RB)
   5.250%, 10/01/18                                          1,000          978
Illinois State Health Facilities Authority, Hospital
 Sisters Services, Pre-refunded 06/07/02
 @ 102 (RB) (MBIA)
   9.947%, 06/19/15 (B) (C)                                  1,000        1,100
Illinois State Toll Highway Authority,
 Series A (RB)
   6.300%, 01/01/12                                          1,000        1,162
Illinois State University Improvements,
 Pre-refunded 02/01/02 @ 100 (COP) (MLO)
   7.550%, 02/01/16 (B)                                        110          112
   7.600%, 02/01/17 (B)                                        115          117
   7.700%, 02/01/20 (B)                                        100          102
   7.700%, 02/01/22 (B)                                        100          102
Mc Henry County, Illinois Community Unit
 School District #200, Woodstock,
 Series A, Pre-refunded 01/01/08 @ 100 (FSA) (GO)
   5.850%, 01/01/16 (B)                                      2,400        2,554
Northern Illinois University Revenue, Auxiliary
 Facilities Systems, Callable 04/01/07
 @ 100 (FGIC) (RB)
   5.700%, 04/01/16                                          1,000        1,048
Rock Island, Friendship Manor Project (RB)
   7.000%, 06/01/06                                          1,100        1,096
Rock Island, Friendship Manor Project,
 Callable 06/01/03 @ 102 (RB)
   7.200%, 06/01/13                                            400          402
Rockford Multifamily Housing, Rivers Edge
 Apartments, Series A, Callable 01/20/08
 @ 102 (RB) (GNMA) (AMT)
   5.875%, 01/20/38                                          1,215        1,232

TAX FREE FUND (CONTINUED)

DESCRIPTION                                              PAR (000)  VALUE (000)
-------------------------------------------------------------------------------
St. Clair County, Illinois, Callable 10/01/09
 @ 102 (FGIC) (GO)
   6.000%, 10/01/11                                        $ 2,020      $ 2,291
Southern Illinois University, Housing & Auxiliary,
 Zero Coupon Bond, Series A (RB) (MBIA)
   5.500%, 04/01/20 (A)                                      2,280          850
Springfield Illinois Electric Revenue, Callable
 03/01/11 @ 101 (RB)
   5.500%, 03/01/15                                          2,000        2,136
Will County, Illinois Forest Preservation District,
 Callable 12/01/02 @ 100 (AMBAC) (GO)
   6.000%, 12/01/06                                          2,500        2,600
Will County, Illinois Forest Preservation District,
 Series A, (GO) (FGIC)
   6.000%, 12/01/10                                          5,805        6,622
                                                                       --------
                                                                         66,531
                                                                       --------
INDIANA - 2.6%
Crown Point, Indiana, Multi-School Building
 Corporation, First Mortgage, (MBIA) (RB)
   7.875%, 01/15/06                                          2,630        3,085
Hammond Multiple School Building, Series B,
 Escrowed to Maturity (RB) (MLO)
   6.000%, 01/15/13                                          1,000        1,140
Indiana State Educational Facilities Authority, St.
 Joseph's College Project,
 Callable 10/01/09 @ 102 (RB)
   7.000%, 10/01/29                                          1,000        1,049
Indiana State Municipal Power Agency, Power
 Supply, Series B (RB) (MBIA)
   6.000%, 01/01/11                                          1,000        1,139
   6.000%, 01/01/12                                          1,000        1,143
Indiana Transportation Finance Authority, Airport
 Facilities Lease Revenue, Series A
 (AMBAC) (MLO) (RB)
   5.000%, 11/01/07                                          2,000        2,136
Indiana Transportation Finance Authority,
 Highway Revenue, Series A (AMBAC) (RB)
   5.750%, 06/01/12                                          3,185        3,594
Lake County Redevelopment Authority Callable
 02/01/05 @ 102 (RB) (MBIA) (MLO)
   6.500%, 02/01/16                                            800          890
                                                                       --------
                                                                         14,176
                                                                       --------
IOWA - 1.0%
Iowa Higher Education LN Authority Revenue,
 Callable @ 100 (RB) (FGIC)
   5.500%, 10/01/31                                          1,500        1,537
Muscatine, Iowa Electric Revenue, Callable
 07/01/01 @ 100 (RB)
   6.700%, 01/01/13                                          1,000        1,159
Scott County, Ridgecrest Village Project,
 Series A, Callable 11/15/10 @ 101 (RB)
   7.250%, 11/15/26                                          2,750        2,752
                                                                       --------
                                                                          5,448
                                                                       --------
KENTUCKY - 0.5%
Jefferson County, Kentucky Health Facilities
 Revenue, University Medical Center, Callable
 07/01/07 @ 101 (MBIA) (RB)
   5.500%, 07/01/17                                          2,500        2,602
                                                                       --------


                                 FIRST AMERICAN FUNDS ANNUAL REPORT 2001     71)

STATEMENTS OF NET ASSETS September 30, 2001

DESCRIPTION                                              PAR (000)  VALUE (000)
-------------------------------------------------------------------------------
LOUISIANA - 1.7%
Baton Rouge, Louisiana Sales & Use Tax, Public
 Improvements, Series A, Callable 08/01/08
 @ 101.5 (FGIC) (RB)
   5.250%, 08/01/15                                        $ 2,030      $ 2,126
Jefferson Parish, Louisiana Drain Sales Tax
 Revenue (AMBAC) (RB)
   5.000%, 11/01/11                                          1,000        1,066
Jefferson Parish, Louisiana Home Mortgage
 Authority, Single Family Mortgage Revenue,
 Callable 08/01/01 @ 100 (FGIC) (RB)
   7.1000%, 08/01/11                                         1,000        1,228
Lafayette, Louisiana Public Improvement Sales
 Tax, Series B (FGIC) (RB)
   7.000%, 03/01/08                                          1,000        1,178
Louisiana Public Facilities Authority Revenue,
 Tulane University of Louisiana, Series A-1,
 Callable 11/15/07 @ 102 (MBIA) (RB)
   5.100%, 11/15/14                                          1,500        1,558
New Orleans, Ad Valorem Property Tax (GO) (FGIC)
   5.500%, 12/01/15                                          1,000        1,098
Terrebonne Parish, Louisiana Hospital Services
 District #1, Hospital Revenue, Terrebonne
 General Medical Center, Callable 04/01/08
 @ 102 (AMBAC) (RB)
   5.250%, 04/01/14                                          1,000        1,046
                                                                       --------
                                                                          9,300
                                                                       --------
MAINE - 0.7%
Maine Municipal Bond Bank, Series D,
 Callable 11/01/07 @ 101 (AMBAC) (RB)
   5.350%, 11/01/17                                          4,000        4,144
                                                                       --------
MASSACHUSETTS - 5.0%
Martha's Vineyard, Massachusetts Land Bank
 Revenue, Series A, Callable 05/01/08 @ 102
 (FSA) (RB)
   5.125%, 05/01/18                                          1,000        1,016
Massachusetts Bay Transportation Authority,
 Series A, Callable 03/01/07 @ 101 (FGIC) (RB)
   5.000%, 03/01/12                                          5,795        6,055
Massachusetts Bay Transportation Authority,
 Series A, Callable 03/01/07 @ 101 (FGIC) (RB)
   5.125%, 03/01/17                                          6,165        6,281
Massachusetts Bay Transportation Authority,
 Series A, Callable 03/01/09 @ 101 (RB) (FGIC)
   5.750%, 03/01/21                                          2,000        2,129
Massachusetts State Housing Finance Agency,
 Series D, Callable 07/01/10 @ 101 (RB) (AMBAC) (AMT)
   5.500%, 07/01/13                                          1,490        1,562
Massachusetts State Water Pollution Abatement
 Trust, Series 3, Callable, 02/01/07 @ 101 (RB)
   5.625%, 02/01/15                                          6,575        7,311
Massachusetts State Water Pollution Abatement
 Trust, Series 3, Callable 02/01/07 @ 101 (RB)
   5.625%, 02/01/15                                            540          573
Massachusetts State Water Reserve Authority,
 Series A, Pre-refunded 11/01/06 @ 101
 (FGIC) (RB)
   5.400%, 11/01/11 (B)                                      2,500        2,776
                                                                       --------
                                                                         27,703
                                                                       --------

TAX FREE FUND (CONTINUED)

DESCRIPTION                                              PAR (000)  VALUE (000)
-------------------------------------------------------------------------------
MICHIGAN - 1.6%
Dearborn, Michigan Economic Development
 Corporation, Hospital Revenue, Oakwood
 Obligation Group, Series A, Callable 11/15/05
 @ 102 (FGIC) (RB)
   5.750%, 11/15/15                                        $ 2,450      $ 2,585
Haslett, Michigan Public School District,
 Pre-refunded 05/01/07 @ 100 (MBIA) (GO)
   5.700%, 05/01/16 (B)                                      1,200        1,334
Lakeview Community School,
 Pre-refunded 05/01/07 @ 100 (GO) (FGIC)
   5.750%, 05/01/16 (B)                                        280          312
Lakeview Community School,
 Pre-refunded 05/01/07 @ 100 (GO) (FGIC)
   5.750%, 05/01/16 (B)                                        220          245
Lanse Creuse, Michigan Public Schools,
 Callable 05/01/07 @ 100 (AMBAC) (GO)
   5.250%, 05/01/16                                          1,000        1,024
Richmond, Michigan Community School District,
 Pre-refunded 05/01/06 @ 100 (AMBAC) (GO)
   5.600%, 05/01/18 (B)                                      1,065        1,171
Ypsilanti, Michigan School District,
 Pre-refunded 05/01/07 @ 100 (FGIC) (GO)
   5.600%, 05/01/12 (B)                                      2,000        2,213
                                                                       --------
                                                                          8,884
                                                                       --------
MINNESOTA - 6.2%
Austin Housing & Redevelopment Authority,
 Gerald Project Health Care Facilities,
 Callable 09/01/09 @ 102 (RB)
   6.625%, 09/01/29                                          1,000          933
Chaska Electric, Series A,
 Callable 10/01/10 @ 100 (RB)
   6.100%, 10/01/30                                          1,000        1,058
Cuyana Range Hospital District, Series A,
 Callable 06/01/07 @ 102 (RB)
   6.000%, 06/01/29                                          1,000          874
Eden Prairie Multifamily Housing,
 Callable 01/20/08 @ 102 (RB) (GNMA)
   5.500%, 01/20/18                                            500          512
Fergus Falls Health Care Facilities Authority,
 Series A, Callable 11/01/04 @ 102 (RB)
   7.000%, 11/01/19                                            500          492
Glencoe Hospital Board,
 Callable 08/01/04 @ 102 (RB)
   6.750%, 04/01/16                                            485          546
Glencoe Hospital Care Services Facilities
 Project, Callable 04/01/11 @ 101 (RB)
   7.500%, 04/01/31                                          1,000        1,033
Hopkins, Multifamily Housing Renaissance
 Project, Callable 04/01/07 @ 102 (RB)
   6.250%, 04/01/15                                            500          522
Maple Grove Multifamily Housing (RB) (WF)
   3.450%, 11/01/31 (D)                                        850          850
Minnesota Agriculture & Economic Development
 Board, Health Care System, Series A,
 Callable 11/15/10 @ 101 (RB)
   6.375%, 11/15/29                                          3,000        3,182
Minnesota State, Callable 08/01/07 @ 100 (GO)
   4.900%, 08/01/14                                          5,000        5,112
Monticello Independent School District #882,
 Callable 02/01/06 @ 100 (MBIA) (GO)
   5.400%, 02/01/15                                          6,000        6,191


The accompanying notes are an integral part of the financial statements.

(72     FIRST AMERICAN FUNDS ANNUAL REPORT 2001

DESCRIPTION                                              PAR (000)  VALUE (000)
-------------------------------------------------------------------------------
New Hope Housing & Healthcare Facilities
 Authority Masonic Home North Ridge,
 Callable 03/01/09 @ 102 (RB)
   5.750%, 03/01/15                                        $ 2,000      $ 1,889
Rochester Health Care Facilities Authority,
 Series H, Callable 11/15/02 @ 104 (RB)
   8.168%, 11/15/15 (C)                                      1,000        1,080
Rochester Health Care Facilities, Mayo
 Foundation, Series A, Callable 05/15/08
 @ 101 (RB)
   5.375%, 11/15/18                                          5,000        5,137
Roseville Housing Facilities Authority,
 Pre-refunded 10/01/03 @ 102 (RB)
   7.125%, 10/01/13 (B)                                      1,000        1,109
St. Anthony Housing & Redevelopment Authority,
 Callable 05/20/06 @ 102 (RB) (FHA) (GNMA)
   6.250%, 11/20/25                                          1,000        1,069
St. Paul Housing & Redevelopment Authority,
 Como Lake Project, Series B,
 Callable 03/01/02 @ 100 (RB)
   7.500%, 03/01/26                                            500          500
Victoria Private School Facility, Holy Family
 Catholic High School, Series A, Callable
 09/01/09 @ 100 (RB)
   5.850%, 09/01/24                                          1,200        1,181
Victoria Private School Facility, Holy Family
 Catholic High, Callable 09/01/09 @ 100 (RB)
   5.875%, 09/01/29                                          1,000          982
                                                                       --------
                                                                         34,252
                                                                       --------
MISSISSIPPI - 1.3%
Mississippi State, Series A, Callable 07/01/07
 @ 100 (GO)
   5.125%, 07/01/14                                          6,835        7,402
                                                                       --------
MISSOURI - 0.6%
Kansas City Industrial Development Authority,
 Kingswood Retirement Facility, Series A,
 Callable 11/15/08 @ 102 (RB)
   5.375%, 11/15/09                                          2,670        2,529
St. Louis Industrial Development Authority,
 Callable 12/15/10 @ 102 (RB) (AMT)
   7.000%, 12/15/15                                          1,000        1,065
                                                                       --------
                                                                          3,594
                                                                       --------
MONTANA - 0.5%
Montana State Health Facilities Authority
 Revenue, Sisters of Charity, Leavenworth,
 Callable 06/01/08 @ 101 (MBIA) (RB)
   5.125%, 12/01/18                                          2,550        2,578
                                                                       --------
NEBRASKA - 1.5%
Douglas County (GO)
   5.000%, 07/01/09                                          2,000        2,136
Douglas County Nebraska School District (GO)
   5.000%, 12/15/22                                          1,000          993
Hastings Electric Systems,
 Callable 05/01/11 @ 100 (RB) (FSA)
   5.000%, 01/01/15                                          2,000        2,054
Lancaster County Nebraska Hospital Authority,
 Callable 06/01/11 @ 100 (AMBAC) (RB)
   5.125%, 06/01/26                                          1,000          994

TAX FREE FUND (CONTINUED)

DESCRIPTION                                              PAR (000)  VALUE (000)
-------------------------------------------------------------------------------
Nebraska Public Power Supply Systems,
 Series C, Pre-refunded 07/01/04 @ 101 (RB)
   4.750%, 01/01/07 (B)                                    $ 1,000      $ 1,063
Omaha, Nebraska Public Power District, Electric
 Revenue, Series B (RB)
   6.000%, 02/01/07                                          1,000        1,121
                                                                       --------
                                                                          8,361
                                                                       --------
NEVADA - 4.9%
Clark County Flood Control, Series F, Callable
 11/01/08 @ 101 (FGIC) (GO)
   5.000%, 11/01/12                                          6,460        6,753
Clark County, Nevada School District,
 Pre-refunded 06/15/06 @ 101 (FGIC) (GO)
   5.750%, 06/15/10 (B)                                      2,500        2,796
Clark County, Nevada School District, Series A,
 Pre-refunded 06/15/05 @ 101 (MBIA) (GO)
   5.800%, 06/15/11 (B)                                      2,500        2,769
Clark County, Nevada School District, Series B,
 Callable 06/15/07 @ 101 (FGIC) (GO)
   5.500%, 06/15/11                                          5,000        5,372
Nevada State, Callable 05/15/08 @ 100 (GO)
   5.000%, 05/15/15                                          6,745        6,874
Washoe County, Nevada School District,
 Series A, Pre-refunded 06/01/04 @ 101 (MBIA) (GO)
   5.750%, 06/01/11 (B)                                      1,500        1,630
Washoe County, Nevada Water Facilities
 Revenue (AMT) (RB)
   5.750%, 03/01/36                                          1,000        1,027
                                                                       --------
                                                                         27,221
                                                                       --------
NEW JERSEY - 2.7%
Camden County, Municipal Utilities Authority
 Sewer Revenue, Series C, Callable 07/15/08
 @ 101 (GO) (FGIC)
   5.100%, 07/15/12                                          5,000        5,272
New Jersey State, Series E (GO)
   5.000%, 07/15/04                                          2,000        2,121
New Jersey State Transportation System,
 Series A, Callable 06/15/08 @ 100 (RB)
   5.000%, 06/15/14                                          7,500        7,724
                                                                       --------
                                                                         15,117
                                                                       --------
NEW MEXICO - 0.1%
New Mexico State Finance Authority,
 Mortgage-Backed Security, Series D (RB)
   6.200%, 07/01/15                                            250          252
                                                                       --------
NEW YORK - 1.3%
Long Island Power Authority, New York Electric
 Light & Power Improvements, Series A,
 Callable 06/01/08 @ 101(RB) (AMBAC)
   5.250%, 12/01/26                                          1,000        1,008
New York City Transitional Financial Authority,
 Series A, Callable 02/15/10 @ 101 (RB)
   5.375%, 02/15/23                                          1,000        1,025
New York State Thruway Authority, Series A,
 Callable 04/01/07 @ 102 (AMBAC) (RB)
   5.250%, 04/01/14                                          5,000        5,243
                                                                       --------
                                                                          7,276
                                                                       --------


                                 FIRST AMERICAN FUNDS ANNUAL REPORT 2001     73)

STATEMENTS OF NET ASSETS September 30, 2001

DESCRIPTION                                              PAR (000)  VALUE (000)
-------------------------------------------------------------------------------
NORTH DAKOTA - 2.1%
Fargo Health Systems, Meritcare Obligated,
 Series A, Callable 06/01/10 @ 101 (RB) (FSA)
   5.600%, 06/01/21                                        $ 2,000      $ 2,080
Fargo Water Revenue, Callable 01/01/08 @ 100
 (MBIA) (RB)
   5.125%, 01/01/17                                          5,250        5,316
Mercer County Pollution Control, Antelope Valley
 Station (RB) (AMBAC)
   7.200%, 06/30/13                                          3,300        4,077
                                                                       --------
                                                                         11,473
                                                                       --------
OHIO - 4.1%
Clermont County, Ohio, Callable 05/15/02
 @ 102 (AMBAC) (GO)
   6.000%, 05/15/07                                          2,555        2,663
Cleveland, Ohio Waterworks Revenue, Series H,
 Pre-refunded 01/01/06 @ 102 (MBIA) (RB)
   5.750%, 01/01/16 (B)                                      2,460        2,745
Columbus, Ohio Sewer Revenue,
 Callable 06/01/02 @ 102 (RB)
   6.250%, 06/01/08                                          1,000        1,045
Greater Cleveland Regional Transportation
 Authority, Pre-refunded 12/01/06 @ 101 (FGIC) (GO)
   5.650%, 12/01/16 (B)                                      3,500        3,932
Hamilton County, Ohio, Hospital Facilities
 Revenue, Children's Hospital Medical Center,
 Series F, (FGIC) (RB)
   5.200%, 05/15/09                                          1,000        1,073
Montgomery County, Ohio Water Revenue,
 Greater Moraine-Beavercreek, Callable
 11/15/02 @ 102 (FGIC) (RB)
   6.250%, 11/15/12                                          2,000        2,119
Ohio State Building Authority, Adult Correctional
 Facility, Pre-refunded 10/01/04 @ 102 (MBIA)
 (MLO) (RB)
   5.700%, 10/01/06 (B)                                      1,000        1,103
Ohio State Building Authority, State Facility,
 Administration Building Fund, Series A,
 Callable 10/01/04 @ 102 (MBIA) (RB) (MLO)
   6.000%, 10/01/08                                          1,000        1,080
   6.000%, 10/01/09                                          1,225        1,347
Ohio State Turnpike Commission, Turnpike
 Revenue, Series A,
 Callable 02/15/06 @ 102 (MBIA) (MLO) (RB)
   5.700%, 02/15/13                                          1,000        1,117
Ohio State Water Development Authority,
 Pollution Control Facility Revenue,
 Callable 06/01/05 @ 101 (MBIA) (RB)
   5.250%, 12/01/09                                          2,000        2,107
Ohio State Water Development Authority,
 Revenue, Callable 06/01/05 @ 102
 (AMBAC) (RB)
   5.800%, 12/01/11                                          1,000        1,146
Sylvania, Ohio, City School District, Callable
 12/01/05 @ 101 (FGIC) (GO)
   5.800%, 12/01/15                                          1,000        1,118
                                                                       --------
                                                                         22,595
                                                                       --------

TAX FREE FUND (CONTINUED)

DESCRIPTION                                              PAR (000)  VALUE (000)
-------------------------------------------------------------------------------
OREGON - 1.2%
Washington County, Unified Sewer Agency,
 Sewer Revenue, Series 1 (FGIC) (RB)
   5.750%, 10/01/10                                        $ 6,110      $ 6,892
                                                                       --------
PENNSYLVANIA - 1.7%
Bucks County, Pennsylvania Water & Sewer
 Authority Revenue,
 Callable 12/01/06 @ 100 (FGIC) (RB)
   5.550%, 12/01/17                                          1,000        1,034
Chester Upland School Authority, Series A,
 Callable 09/01/07 @ 100 (FSA) (RB)
   5.250%, 09/01/17                                          2,000        2,044
Pennsylvania State, Callable 03/15/07 @ 101.5
 (AMBAC) (GO)
   5.125%, 09/15/11                                          5,000        5,311
Pennsylvania State Higher Educational Facilities
 Authority Revenue, University of Pennsylvania
 Health Services, Series A,
 Callable 07/01/08 @ 100 (MBIA) (RB)
   5.250%, 01/01/12                                          1,000        1,055
                                                                       --------
                                                                          9,444
                                                                       --------
PUERTO RICO - 0.1%
Puerto Rico Public Improvements,
 Callable 07/01/10 @ 100 (GO) (MBIA)
   5.750%, 7/01/26                                             500          534
                                                                       --------
RHODE ISLAND - 1.0%
Rhode Island State, Series A, Callable 08/01/07
 @ 101 (MBIA) (GO)
   5.125%, 08/01/12                                          5,055        5,321
                                                                       --------
SOUTH DAKOTA - 0.8%
South Dakota Economic Development Finance
 Authority, DTS Inc. Project, Series A, Callable
 04/01/09 @ 102 (RB) (AMT)
   5.500%, 04/01/19                                          1,055        1,012
South Dakota Housing Development Authority,
 Series H, Callable 05/01/10 @ 100 (RB) (FHA)
   5.900%, 05/01/28                                          2,000        2,069
South Dakota State Health & Educational
 Facilities Authority, Callable 07/01/06 @ 102
 (RB) (MBIA)
   6.000%, 07/01/14                                          1,000        1,076
                                                                       --------
                                                                          4,157
                                                                       --------
TENNESSEE - 1.0%
Jackson, Tennessee Water & Sewer Revenue,
 Callable 01/01/02 @ 102.50 (RB)
   6.300%, 07/01/11                                          2,900        3,220
Johnson City Health & Educational Facilities
 Authority, Series A, Callable 07/01/12
 @ 103 (RB)
   7.500%, 07/01/33                                          2,000        2,184
                                                                       --------
                                                                          5,404
                                                                       --------
TEXAS - 10.8%
Abilene Health Facilities Development, Sears
 Retirement (RB)
   4.900%, 11/15/03                                            665          662
Abilene Health Facilities Development, Sears
 Retirement Project, Series A, Callable
 11/15/08 @ 101 (RB)
   5.875%, 11/15/18                                          1,500        1,333


The accompanying notes are an integral part of the financial statements.

(74     FIRST AMERICAN FUNDS ANNUAL REPORT 2001

DESCRIPTION                                              PAR (000)  VALUE (000)
-------------------------------------------------------------------------------
Bexar County Housing Finance Authority,
 American Opportunity Housing, Series A,
 Callable 01/01/11 @ 102 (RB) (MBIA)
   5.800%, 01/01/31                                        $ 2,000      $ 2,047
Cypress-Fairbanks Independent School District,
 Callable 02/15/10 @ 100 (PSF) (GO)
   5.500%, 02/15/18                                          5,000        5,197
Fort Bend Independent School District,
 Escrowed to Maturity, Pre-refunded 02/15/05
 @ 100 (GO) (PSF)
   5.000%, 02/15/14 (B)                                        500          528
Harris County, Texas Health Facilities
 Development Revenue, Memorial Hospital
 Systems Project, Series A, Callable 06/01/07
 @ 102 (MBIA) (RB)
   5.500%, 06/01/17                                          8,000        8,226
Harris County, Texas Health Facilities
 Development Revenue, Memorial Hospital
 Systems Project, Series A, Callable 06/01/07
 @ 102 (MBIA) (RB)
   5.750%, 06/01/19                                          2,500        2,599
Houston, Texas Water Conveyance Systems,
 Contract CTFS Partnership, Series J, (AMBAC) (RB)
   6.125%, 12/15/09                                          1,000        1,136
Laredo, Texas Independent School District, (GO) (PSF)
   6.750%, 08/01/09                                          2,290        2,705
Mansfield Texas Independent School District (PSF) (GO)
   5.375%, 02/15/26                                          3,000        3,036
North Central Health Facility Development
 Corporation, Northwest Senior Housing,
 Series A, Callable 11/15/09 @ 102 (RB)
   7.250%, 11/15/19                                          1,000        1,018
Nueces County Housing Financial Corporation,
 Dolphins Landing Apartments Project,
 Series A, Callable 07/01/10 @ 102 (RB)
   6.875%, 07/01/30                                          1,860        1,907
Remington Municipal Utility District #1, Series A,
 Callable 09/01/08 @ 100 (GO) (AG)
   5.800%, 09/01/25                                          1,000        1,039
San Antonio Independent School District,
 Callable 08/15/08 @ 100 (PSF) (GO)
   5.125%, 08/15/14                                          6,000        6,191
Spring Branch Independent School District,
 Callable 02/01/10 @ 100 (GO) (PSF)
   5.750%, 02/01/25                                          2,400        2,531
Tarrant County Housing Financial Corporation
 Multifamily Housing, Fair Oaks,
 Callable 07/01/10 @ 102 (RB)
   6.750%, 07/01/20                                            500          526
   6.875%, 07/01/30                                          1,000        1,053
Texas Employment Community, Callable
 07/15/02 @ 101 (COP) (MLO) (RB)
   8.150%, 02/01/02                                             35           36
   8.150%, 08/01/02                                             35           36
   8.200%, 02/01/03                                             35           36
   8.200%, 08/01/03                                             35           36
   8.250%, 08/01/04                                             40           41
   8.300%, 02/01/05                                             40           41
   8.300%, 08/01/05                                             45           46
   8.350%, 02/01/06                                             20           20
   8.350%, 08/01/06                                             50           51
   8.400%, 08/01/07                                             25           26
   8.450%, 08/01/08                                             55           56

TAX FREE FUND (CONTINUED)

DESCRIPTION                                              PAR (000)  VALUE (000)
-------------------------------------------------------------------------------
Texas Employment Community, Emnora Lane
 Project (COP) (MLO) (RB)
   7.850%, 05/01/04                                        $    10      $    10
   7.850%, 11/01/04                                             25           25
   7.900%, 05/01/05                                             25           25
   7.900%, 11/01/05                                             25           25
   8.000%, 11/01/06                                             30           30
   8.050%, 05/01/07                                             20           20
Texas State, Water Development, Callable
 08/01/06 @ 100 (GO)
   5.400%, 08/01/21                                          6,750        6,847
Texas Water Development Board Revenue,
 Series A, Callable 07/15/06 @ 100 (RB)
   5.500%, 07/15/10                                          2,500        2,654
Town Country Import Distribution Texas Sales,
 Callable 03/01/11@ 100 (FGIC)
   5.125%, 03/01/23                                          1,000          985
University of Texas Permanent University Fund,
 College & University Revenue, Callable
 07/01/08 @ 100 (PUFG)
   5.000%, 07/01/14                                          7,060        7,243
                                                                       --------
                                                                         60,023
                                                                       --------
UTAH - 0.7%
Davis County, Utah School District,
 Pre-refunded 12/01/04 @ 100 (MBIA) (GO)
   5.700%, 06/01/07 (B)                                      2,500        2,725
Intermountain Power Agency, Utah Power
 Supply, Series A, (RB) (AMBAC)
   6.500%, 07/01/11                                            365          430
Intermountain Power Agency, Utah Power
 Supply, Series A, Escrowed to Maturity (RB)
 (AMBAC)
   6.500%, 07/01/11                                            635          760
                                                                       --------
                                                                          3,915
                                                                       --------
VIRGINIA - 1.3%
Arlington County Industrial Development
 Authority, Berkeley Apartments, Callable
 12/01/10 @ 102 (RB) (AMT) (FNMA)
   5.850%, 12/01/20                                          1,000        1,043
Chesapeake Bay Bridge & Tunnel, Callable
 07/01/05 @ 102 (FGIC) (RB)
   5.600%, 07/01/07                                          1,000        1,089
Virginia State Transportation Board,
 Transportation Contract Revenue, U.S. Route
 58 Corridor, Series B, Callable 05/15/06
 @ 101 (RB)
   5.125%, 05/15/12                                          4,920        5,131
                                                                       --------
                                                                          7,263
                                                                       --------
WASHINGTON - 5.5%
King County School District #415, Callable
 12/01/07 @ 100 (MBIA) (GO)
   5.350%, 12/01/16                                          4,050        4,162
King County, Series F, Callable 12/01/07
 @ 100 (GO)
   5.125%, 12/01/14                                          5,000        5,153
Seattle, Washington Municipal Light & Power
 Revenue, Pre-refunded 07/01/04 @ 102 (RB)
   6.100%, 07/01/05 (B)                                      2,500        2,768
Snohomish County, Washington Public Utilities
 District #001, Callable 01/01/02 @ 102 (RB)
   6.750%, 01/01/12                                          1,000        1,180


                                 FIRST AMERICAN FUNDS ANNUAL REPORT 2001     75)

STATEMENTS OF NET ASSETS September 30, 2001

DESCRIPTION                                              PAR (000)  VALUE (000)
-------------------------------------------------------------------------------
Tacoma, Washington Electric System Revenue,
 Callable 01/01/02 @ 102 (AMBAC) (RB)
   6.150%, 01/01/08                                        $ 2,170     $  2,233
Washington State Health Care Facilities
 Authority, Fred Hutchinson Cancer Center
 (RB) (MGT)
   3.750%, 01/01/18 (D)                                        500          500
Washington State Health Care Facilities
 Authority, Fred Hutchinson Cancer Center
 (RB) (BA)
   3.750%, 01/01/29 (D)                                        385          385
Washington State Motor Vehicle Fuel Tax, Series
 D, Callable 01/01/07 @ 100 (GO) (FGIC)
   5.375%, 01/01/22                                          8,000        8,107
Washington State Public Power Supply, Nuclear
 Project #3, Series A, Callable 07/01/07 @ 102
 (RB) (FSA)
   5.250%, 07/01/16                                          1,000        1,026
Washington State Public Power Supply, Nuclear
 Project #3, Series B (RB)
   7.125%, 07/01/16                                            600          747
Washington State, Series C, Callable 01/01/07
 @ 100 (GO)
   5.500%, 01/01/17                                          4,190        4,321
                                                                       --------
                                                                         30,582
                                                                       --------
WEST VIRGINIA - 0.2%
West Virginia State, Series D, Callable 11/01/16
 @ 102 (GO) (FGIC)
   6.500%, 11/01/26                                          1,000        1,197
                                                                       --------
WISCONSIN - 2.2%
Amery, Apple River Hospital Project,
 Callable 06/01/08 @ 100 (RB)
   5.700%, 06/01/13                                          1,440        1,448
Wisconsin State, Series C,
 Callable 05/01/07 @ 100 (FGIC) (GO)
   5.500%, 05/01/10                                          2,095        2,246
Wisconsin State Health & Education Facilities
 Authority, Attic Angel Obligation Group,
 Callable 11/15/08 @ 102 (RB)
   5.750%, 11/15/27                                          1,000          813
Wisconsin State Health & Education Facilities
 Authority, Aurora Health Care, Series A,
 Callable 02/15/09 @ 101 (RB)
   5.500%, 02/15/20                                          1,000          947
Wisconsin State Health & Education Facilities
 Authority, Aurora Medical Group Inc. Project,
 Callable 05/15/06 @ 102 (FSA) (RB)
   5.600%, 11/15/16                                          2,460        2,553
Wisconsin State Health & Education Facilities
 Authority, Beloit Memorial Hospital,
 Callable 07/01/03 @ 102 (RB)
   5.800%, 07/01/09                                            555          560
Wisconsin State Health & Education Facilities
 Authority, Franciscan Skemp Medical Center,
 Callable 11/15/05 @ 102 (RB)
   6.125%, 11/15/15                                          1,000        1,058
Wisconsin State Health & Education Facilities
 Authority Revenue, Meriter Hospital Inc.,
 Callable 12/01/06 @ 102 (MBIA) (RB)
   6.000%, 12/01/17                                          2,000        2,130

TAX FREE FUND (CONTINUED)

DESCRIPTION                                       PAR (000)/SHARES  VALUE (000)
-------------------------------------------------------------------------------
Wisconsin State Health & Education Facilities
 Authority, Monroe Clinic,
 Callable 02/15/09 @ 101 (RB)
   5.375%, 02/15/22                                        $   500     $    482
                                                                       --------
                                                                         12,237
                                                                       --------
TOTAL MUNICIPAL BONDS                                                   534,368
                                                                       --------
RELATED PARTY MONEY MARKET FUND -- 1.8%
First American Tax Free Obligations Fund(E)              9,925,249        9,925
                                                                       --------
TOTAL RELATED PARTY MONEY MARKET FUND                                     9,925
                                                                       --------
TOTAL INVESTMENTS - 98.1%
   (Cost $516,022)                                                      544,293
                                                                       --------
OTHER ASSETS AND LIABILITIES, NET - 1.9%                                 10,330
                                                                       --------
NET ASSETS:
Portfolio capital                                                      $527,814
Undistributed net investment income                                         418
Accumulated net realized loss on investments                             (1,880)
Net unrealized appreciation of investments                               28,271
                                                                       --------
TOTAL NET ASSETS - 100%                                                $554,623
                                                                       --------
CLASS A:
Net asset value and redemption price per share (net assets of
 $48,768,821 and 4,436,528 shares of capital stock issued and
 outstanding)(I)                                                       $  10.99
Maximum sales charge of 4.25%                                              0.49
                                                                       --------
Offering price per share(F)                                            $  11.48
                                                                       --------
CLASS C:
Net asset value and redemption price per share (net assets of
 $4,493,750 and 410,091 shares of capital stock issued and
 outstanding)(G)(I)                                                    $  10.96
Maximum sales charge of 1.00%                                              0.11
                                                                       --------
Offering price per share(H)                                            $  11.07
                                                                       --------
CLASS Y:
Net asset value, offering price and redemption price per share
 (net assets of $501,360,539 and 45,572,313 shares of capital
 stock issued and outstanding)(I)                                      $  11.00
                                                                       --------


The accompanying notes are an integral part of the financial statements.

(76     FIRST AMERICAN FUNDS ANNUAL REPORT 2001

TAX FREE FUND (CONCLUDED)

DESCRIPTION
-------------------------------------------------------------------------------
(A)The rate shown is the effective yield at the time of purchase.

(B)Pre-refunded issues are typically backed by U.S. Government obligations or municipal bonds. These bonds mature at all the call date indicated.

(C)Inverse Floating Rate Security - Security pays interest at rates that increase (decrease) in the same magnitude as, or in a multiple of, a decrease (increase) in the market rate paid.

(D)Variable Rate Security - The rate shown is the rate in effect as of September 30, 2001.

(E)This money market fund is advised by U.S. Bancorp Piper Jaffray Asset Management, Inc. who also serves as advisor for this fund. See also the notes to the financial statements.

(F)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 4.25%.

(G)Class C has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(H)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.

(I)$0.0001 par value - 2 billion authorized

AG - Asset Guaranty
AMBAC - American Municipal Bond Assurance Corporation
AMT - Alternative Minimum Tax. As of September 30, 2001, the aggregate market value of the securities subject to the AMT was $11,197,701, which represents 2.0% of the net assets.
BA - Bank of America
CLE - Connie Lee
COP - Certificate of Participation
FGIC - Financial Guaranty Insurance Corporation
FHA - Federal Housing Authority
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance
GNMA - Government National Mortgage Association
GO - General Obligation
MBIA - Municipal Bond Insurance Association
MGT - Morgan Guaranty Trust
MLO - Municipal Lease Obligation
PSF - Permanent School Fund
PUFG - Permanent University Fund Guarantee
RB - Revenue Bond
WF - Wells Fargo


                                 FIRST AMERICAN FUNDS ANNUAL REPORT 2001     77)

STATEMENTS OF OPERATIONS in thousands

                                                                            CALIFORNIA                            COLORADO
                                                             ARIZONA      INTERMEDIATE        CALIFORNIA      INTERMEDIATE
                                                       TAX FREE FUND     TAX FREE FUND     TAX FREE FUND     TAX FREE FUND
                                                       -------------     -------------     -------------     -------------
                                                             10/1/00           10/1/00           10/1/00           10/1/00
                                                                  to                to                to                to
                                                             9/30/01           9/30/01           9/30/01           9/30/01
                                                       -------------     -------------     -------------     -------------
INVESTMENT INCOME:
Interest                                                      $1,011            $2,298            $1,318            $2,922
Dividends                                                         --                --                --                --
---------------------------------------------------------     ------            ------            ------            ------
TOTAL INVESTMENT INCOME                                        1,011             2,298             1,318             2,922
=========================================================     ======            ======            ======            ======
EXPENSES:
Investment advisory fees                                         132               325               184               388
Administrator and fund accounting fees                            23                55                31                66
Distribution and shareholder servicing fees - Class A             36                 6                45                13
Distribution and shareholder servicing fees - Class B             --                --                --                --
Distribution fees - Class C                                        4                --                 2                --
Distribution fees - Class Y                                       --                --                --                --
Transfer agent fees and expenses                                  58                38                55               108
Custodian fees                                                     6                14                 8                18
Directors' fees                                                    2                 2                 2                 3
Registration fees                                                  1                 2                 4                 1
Professional fees                                                  1                 2                 1                 2
Printing                                                           1                 3                 2                11
Miscellaneous fees                                                 2                 3                 3                 4
---------------------------------------------------------     ------            ------            ------            ------
TOTAL EXPENSES                                                   266               450               337               614
=========================================================     ======            ======            ======            ======
Less: Waiver and reimbursement of expenses                      (226)             (125)             (290)             (226)
---------------------------------------------------------     ------            ------            ------            ------
TOTAL NET EXPENSES                                                40               325                47               388
=========================================================     ======            ======            ======            ======
Investment income - net                                          971             1,973             1,271             2,534
=========================================================     ======            ======            ======            ======
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS - NET:
Net realized gain (loss) on investments                           26               100               121               133
Net change in unrealized appreciation or depreciation of
 investments                                                     862             1,653             1,080             2,494
---------------------------------------------------------     ------            ------            ------            ------
NET GAIN ON INVESTMENTS                                          888             1,753             1,201             2,627
=========================================================     ======            ======            ======            ======
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                                              $1,859            $3,726            $2,472            $5,161
=========================================================     ======            ======            ======            ======


The accompanying notes are an integral part of the financial statements.

(78     FIRST AMERICAN FUNDS ANNUAL REPORT 2001

                                  MINNESOTA                                                            OREGON
     COLORADO   INTERMEDIATE   INTERMEDIATE      MINNESOTA             MISSOURI       NEBRASKA   INTERMEDIATE
TAX FREE FUND  TAX FREE FUND  TAX FREE FUND  TAX FREE FUND        TAX FREE FUND  TAX FREE FUND  TAX FREE FUND         TAX FREE FUND
-------------  -------------  -------------  -------------   ------------------  -------------  -------------   -------------------
      10/1/00        10/1/00        10/1/00        10/1/00   11/1/00    12/1/99        2/28/01        10/1/00   11/1/00     12/1/99
           to             to             to             to        to         to             to             to        to          to
      9/30/01        9/30/01        9/30/01        9/30/01   9/30/01   10/31/00        9/30/01        9/30/01   9/30/01    10/31/00
-------------  -------------  -------------  -------------   ------------------  -------------  -------------   -------------------

       $1,066        $18,421        $13,166        $ 8,831   $ 7,307     $7,017         $  630       $ 7,937    $18,865    $ 13,204
           --             --             --             43        --         --             --             --        --          --
       ------        -------        -------        -------   -------     ------         ------        -------   -------    --------
        1,066         18,421         13,166          8,874     7,307      7,017            630          7,937    18,865      13,204
       ======        =======        =======        =======   =======     ======         ======        =======   =======    ========

          141          2,521          1,813          1,072       636        578             94          1,116     2,055       1,365
           24            425            305            180       236        268             15            190       546         506
           42             27             30            256        47         37              6             12        11           3
           --             --             --             --        15         29             --             --         4           6
            5             --             --             23        --         --             --             --        --          --
           --             --             --             --        --        321             --             --        --         738
           58             46             49            101        54         37             37             34        31          96
            6            108             78             46        13         65              4             48        24         124
            2              5              4              3         8          3             --              4         5           6
            1              7              5              2        17          8              1              3        21          16
            1             12              8              6        68          9             --              6        58          17
            1             11              9              9        27         22              1             10         8          49
            3             12              6              5         5         10             --              5        22          35
       ------        -------        -------        -------   -------     ------         ------        -------   -------    --------
          284          3,174          2,307          1,703     1,126      1,387            158          1,428     2,785       2,961
       ======        =======        =======        =======   =======     ======         ======        =======   =======    ========
         (237)          (652)          (494)          (351)      (82)      (463)          (111)          (312)      (20)     (1,011)
       ------        -------        -------        -------   -------     ------         ------        -------   -------    --------
           47          2,522          1,813          1,352     1,044        924             47          1,116     2,765       1,950
       ======        =======        =======        =======   =======     ======         ======        =======   =======    ========
        1,019         15,899         11,353          7,522     6,263      6,093            583          6,821    16,100      11,254
       ======        =======        =======        =======   =======     ======         ======        =======   =======    ========


           16          1,392            256            709       407         56            (19)           557       395      (1,499)

        1,122         14,494         10,274          5,387     6,026      2,814            486          6,439    17,631       9,127
       ------        -------        -------        -------   -------     ------         ------        -------   -------    --------
        1,138         15,886         10,530          6,096     6,433      2,870            467          6,996    18,026       7,628
       ======        =======        =======        =======   =======     ======         ======        =======   =======    ========

       $2,157        $31,785        $21,883        $13,618   $12,696     $8,963         $1,050        $13,817   $34,126    $ 18,882
       ======        =======        =======        =======   =======     ======         ======        =======   =======    ========


                                 FIRST AMERICAN FUNDS ANNUAL REPORT 2001     79)

STATEMENTS OF CHANGES IN NET ASSETS in thousands

                                                                                                    CALIFORNIA
                                                                                  ARIZONA         INTERMEDIATE           CALIFORNIA
                                                                        TAX FREE FUND (1)        TAX FREE FUND    TAX FREE FUND (1)
                                                                      -------------------  -------------------   ------------------
                                                                       10/1/00     2/1/00   10/1/00    10/1/99    10/1/00    2/1/00
                                                                            to         to        to         to         to        to
                                                                       9/30/01    9/30/00   9/30/01    9/30/00    9/30/01   9/30/00
                                                                      --------   --------  --------   --------   --------  --------
OPERATIONS:
Investment income - net                                               $    971   $    308  $  1,973   $  1,910   $  1,271  $    287
Net realized gain (loss) on investments                                     26         (3)      100       (122)       121        (1)
Net change in unrealized appreciation or depreciation of investments       862        275     1,653        769      1,080       489
--------------------------------------------------------------------  --------   --------  --------   --------   --------  --------
Net increase (decrease) in net assets resulting from operations          1,859        580     3,726      2,557      2,472       775
--------------------------------------------------------------------  --------   --------  --------   --------   --------  --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net:
  Class A                                                                 (709)      (246)     (109)       (77)      (848)     (151)
  Class B                                                                   --         --        --         --         --        --
  Class C                                                                  (31)        (1)       --         --        (12)       --
  Class S                                                                   --         --        --         --         --        --
  Class Y                                                                 (211)       (61)   (1,865)    (1,833)      (387)     (133)
In excess of investment income - net:
  Class A                                                                   --         --        --         --         --        --
  Class B                                                                   --         --        --         --         --        --
  Class Y                                                                   --         --        --         --         --        --
Net realized gain on investments:
  Class A                                                                   --         --        --         --         --        --
  Class B                                                                   --         --        --         --         --        --
  Class Y                                                                   --         --        --         --         --        --
In excess of net realized gain on investments:
  Class A                                                                   --         --        --         --         --        --
  Class B                                                                   --         --        --         --         --        --
  Class Y                                                                   --         --        --         --         --        --
--------------------------------------------------------------------  --------   --------  --------   --------   --------  --------
Total distributions                                                       (951)      (308)   (1,974)    (1,910)    (1,247)     (284)
--------------------------------------------------------------------  --------   --------  --------   --------   --------  --------
CAPITAL SHARE TRANSACTIONS (3):
Class A:
  Proceeds from sales                                                    6,492      9,541     1,139      1,845     17,326     6,886
  Reinvestment of distributions                                            672        239        77         60        800       139
  Payments for redemptions                                              (3,586)      (330)     (264)    (1,642)    (6,861)   (1,235)
  Shares issued in connection with the acquisition of Fund
   net assets                                                               --         --        --         --         --        --
--------------------------------------------------------------------  --------   --------  --------   --------   --------  --------
Increase (decrease) in net assets from Class A transactions              3,578      9,450       952        263     11,265     5,790
--------------------------------------------------------------------  --------   --------  --------   --------   --------  --------
Class B:
  Proceeds from sales                                                       --         --        --         --         --        --
  Reinvestment of distributions                                             --         --        --         --         --        --
  Payments for redemptions                                                  --         --        --         --         --        --
  Shares issued in connection with the acquisition of Fund
   net assets                                                               --         --        --         --         --        --
--------------------------------------------------------------------  --------   --------  --------   --------   --------  --------
Increase (decrease) in net assets from Class B transactions                 --         --        --         --         --        --
--------------------------------------------------------------------  --------   --------  --------   --------   --------  --------
Class C:
  Proceeds from sales                                                    2,331         21        --         --        793        34
  Reinvestment of distributions                                             31         --        --         --         12        --
  Payments for redemptions                                                (404)        --        --         --       (211)       --
  Shares issued in connection with the acquisition of Fund
   net assets                                                               --         --        --         --         --        --
--------------------------------------------------------------------  --------   --------  --------   --------   --------  --------
Increase in net assets from Class C transactions                         1,958         21        --         --        594        34
--------------------------------------------------------------------  --------   --------  --------   --------   --------  --------
Class S:
  Proceeds from sales                                                       --         --        --         --         --        --
  Payments for redemptions                                                  --         --        --         --         --        --
--------------------------------------------------------------------  --------   --------  --------   --------   --------  --------
Increase (decrease) in net assets from Class S transactions                 --         --        --         --         --        --
--------------------------------------------------------------------  --------   --------  --------   --------   --------  --------
Class Y (4):
  Proceeds from sales                                                    3,140      4,405     4,093      9,128      5,257     6,580
  Reinvestment of distributions                                              2          4        --          5         --         7
  Payments for redemptions                                                (150)    (1,792)   (5,364)    (7,948)    (3,658)   (2,073)
  Shares issued in connection with the acquisition of Fund
   net assets                                                               --         --        --         --         --        --
--------------------------------------------------------------------  --------   --------  --------   --------   --------  --------
Increase (decrease) in net assets from Class Y transactions              2,992      2,617    (1,271)     1,185      1,599     4,514
--------------------------------------------------------------------  --------   --------  --------   --------   --------  --------
Increase (decrease) in net assets from capital share transactions        8,528     12,088      (319)     1,448     13,458    10,338
--------------------------------------------------------------------  --------   --------  --------   --------   --------  --------
Total increase (decrease) in net assets                                  9,436     12,360     1,433      2,095     14,683    10,829
NET ASSETS AT BEGINNING OF PERIOD                                       12,360         --    45,606     43,511     10,829        --
====================================================================  ========   ========  ========   ========   ========  ========
NET ASSETS AT END OF PERIOD                                           $ 21,796   $ 12,360  $ 47,039   $ 45,606   $ 25,512  $ 10,829
====================================================================  ========   ========  ========   ========   ========  ========
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT
 INCOME AT END OF PERIOD                                              $     20    $    --  $     18   $     19   $     27  $      3
====================================================================  ========   ========  ========   ========   ========  ========

[WIDE TABLE CONTINUED FROM ABOVE]

                                                                                        COLORADO
                                                                                    INTERMEDIATE               COLORADO
                                                                                   TAX FREE FUND      TAX FREE FUND (1)
                                                                          ----------------------   --------------------
                                                                             10/1/00     10/1/99    10/1/00      2/1/00
                                                                                  to          to         to          to
                                                                             9/30/01     9/30/00    9/30/01     9/30/00
                                                                          ----------   ---------   --------    --------
OPERATIONS:
Investment income - net                                                   $    2,534   $   2,761    $ 1,019    $   297
Net realized gain (loss) on investments                                          133        (648)        16          4
Net change in unrealized appreciation or depreciation of investments           2,494         378      1,122        321
----------------------------------------------------------------------    ----------   ---------    -------    -------
Net increase (decrease) in net assets resulting from operations                5,161       2,491      2,157        622
----------------------------------------------------------------------    ----------   ---------    -------    -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net:
  Class A                                                                       (235)       (210)      (834)      (221)
  Class B                                                                         --          --         --         --
  Class C                                                                         --          --        (35)        (2)
  Class S                                                                         --          --         --         --
  Class Y                                                                     (2,243)     (2,556)      (123)       (67)
In excess of investment income - net:
  Class A                                                                         --          --         --         --
  Class B                                                                         --          --         --         --
  Class Y                                                                         --          --         --         --
Net realized gain on investments:
  Class A                                                                         --          --         (3)        --
  Class B                                                                         --          --         --         --
  Class Y                                                                         --          (1)        (1)        --
In excess of net realized gain on investments:
  Class A                                                                         --          --         --         --
  Class B                                                                         --          --         --         --
  Class Y                                                                         --          --         --         --
----------------------------------------------------------------------    ----------   ---------    -------    -------
Total distributions                                                           (2,478)     (2,767)      (996)      (290)
----------------------------------------------------------------------    ----------   ---------    -------    -------
CAPITAL SHARE TRANSACTIONS (3):
Class A:
  Proceeds from sales                                                          7,104       1,912     14,844      8,453
  Reinvestment of distributions                                                  132         114        789        216
  Payments for redemptions                                                    (2,616)     (3,255)    (4,136)      (852)
  Shares issued in connection with the acquisition of Fund
   net assets                                                                     --          --         --         --
----------------------------------------------------------------------    ----------   ---------    -------    -------
Increase (decrease) in net assets from Class A transactions                    4,620      (1,229)    11,497      7,817
----------------------------------------------------------------------    ----------   ---------    -------    -------
Class B:
  Proceeds from sales                                                             --          --         --         --
  Reinvestment of distributions                                                   --          --         --         --
  Payments for redemptions                                                        --          --         --         --
  Shares issued in connection with the acquisition of Fund
   net assets                                                                     --          --         --         --
----------------------------------------------------------------------    ----------   ---------    -------    -------
Increase (decrease) in net assets from Class B transactions                       --          --         --         --
----------------------------------------------------------------------    ----------   ---------    -------    -------
Class C:
  Proceeds from sales                                                             --          --      1,477        151
  Reinvestment of distributions                                                   --          --         35          2
  Payments for redemptions                                                        --          --         --         --
  Shares issued in connection with the acquisition of Fund
   net assets                                                                     --          --         --         --
----------------------------------------------------------------------    ----------   ---------    -------    -------
Increase in net assets from Class C transactions                                  --          --      1,512        153
----------------------------------------------------------------------    ----------   ---------    -------    -------
Class S:
  Proceeds from sales                                                             --          --         --         --
  Payments for redemptions                                                        --          --         --         --
----------------------------------------------------------------------    ----------   ---------    -------    -------
Increase (decrease) in net assets from Class S transactions                       --          --         --         --
----------------------------------------------------------------------    ----------   ---------    -------    -------
Class Y (4):
  Proceeds from sales                                                          3,484       7,571        789      5,297
  Reinvestment of distributions                                                    2           4          2          2
  Payments for redemptions                                                   (10,932)    (11,669)    (1,444)    (2,947)
  Shares issued in connection with the acquisition of Fund
   net assets                                                                     --          --         --         --
----------------------------------------------------------------------    ----------   ---------    -------    -------
Increase (decrease) in net assets from Class Y transactions                   (7,446)     (4,094)      (653)     2,352
----------------------------------------------------------------------    ----------   ---------    -------    -------
Increase (decrease) in net assets from capital share transactions             (2,826)     (5,323)    12,356     10,322
----------------------------------------------------------------------    ----------   ---------    -------    -------
Total increase (decrease) in net assets                                         (143)     (5,599)    13,517     10,654
NET ASSETS AT BEGINNING OF PERIOD                                             56,370      61,969     10,654         --
======================================================================    ==========   =========    =======    =======
NET ASSETS AT END OF PERIOD                                               $   56,227   $  56,370    $24,171    $10,654
======================================================================    ==========   =========    =======    =======
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT
 INCOME AT END OF PERIOD                                                  $       60   $       4    $    34    $     7
======================================================================    ==========   =========    =======    =======

(1)Commenced operations on February 1, 2000.

(2)Commenced operations on February 28, 2001.

(3)See note 4 in Notes to Financial Statements for additional information.

(4)On September 24, 2001, the Institutional Class of Missouri Tax Free Fund and Tax Free Fund were redesignated as Class Y.


The accompanying notes are an integral part of the financial statements.

(80)     FIRST AMERICAN FUNDS ANNUAL REPORT 2001

                                      MINNESOTA
           INTERMEDIATE            INTERMEDIATE               MINNESOTA                          MISSOURI
          TAX FREE FUND           TAX FREE FUND           TAX FREE FUND                     TAX FREE FUND
 ----------------------   ---------------------   ---------------------   -------------------------------
   10/1/00      10/1/99     10/1/00     10/1/99     10/1/00     10/1/99    11/1/00    12/1/99     12/1/98
        to           to          to          to          to          to         to         to          to
   9/30/01      9/30/00     9/30/01     9/30/00     9/30/01     9/30/00    9/30/01   10/31/00    11/30/99
 ---------   ----------   ---------   ---------   ---------   ---------   --------   --------    --------

 $  15,899   $   18,729   $  11,353   $  12,410   $   7,522   $   7,019   $  6,263   $  6,093    $  5,798
     1,392       (2,046)        256        (581)        709        (485)       407         56           8
    14,494        2,552      10,274         611       5,387        (241)     6,026      2,814      (8,452)
 ---------   ----------   ---------   ---------   ---------   ---------   --------   --------    --------
    31,785       19,235      21,883      12,440      13,618       6,293     12,696      8,963      (2,646)
 ---------   ----------   ---------   ---------   ---------   ---------   --------   --------    --------


      (460)        (416)       (520)       (571)     (5,094)     (4,933)      (779)      (852)       (994)
        --           --          --          --          --          --        (53)      (109)       (119)
        --           --          --          --        (164)        (89)        --         --          --
        --           --          --          --          --          --         --         --          --
   (15,224)     (18,458)    (10,857)    (11,861)     (2,465)     (1,918)    (5,219)    (5,109)     (4,685)

        --           --          --          --          --          --         --         --          (5)
        --           --          --          --          --          --         --         --          (1)
        --           --          --          --          --          --         --         --         (25)

        --           --          --         (15)         --          --         (8)        (1)        (32)
        --           --          --          --          --          --         (1)        --          (4)
        --           --          --        (292)         --          --        (50)        (7)       (128)

        --           --          --          --          --          --         --         --          --
        --           --          --          --          --          --         --         --          --
        --           --          --          --          --          --         --         --          --
 ---------   ----------   ---------   ---------   ---------   ---------   --------   --------    --------
   (15,684)     (18,874)    (11,377)    (12,739)     (7,723)     (6,940)    (6,110)    (6,078)     (5,993)
 ---------   ----------   ---------   ---------   ---------   ---------   --------   --------    --------


     9,958        4,194       2,453       3,245      22,563      13,716      3,530        775       2,825
       299          275         340         349       4,803       4,713        469        544         666
    (7,953)      (6,169)     (3,355)     (5,731)    (18,064)    (31,757)    (2,214)    (3,066)     (4,348)

    11,447           --          --          --          --          --         --         --          --
 ---------   ----------   ---------   ---------   ---------   ---------   --------   --------    --------
    13,751       (1,700)       (562)     (2,137)      9,302     (13,328)     1,785     (1,747)       (857)
 ---------   ----------   ---------   ---------   ---------   ---------   --------   --------    --------

        --           --          --          --          --          --        120        109       1,418
        --           --          --          --          --          --         32         72          79
        --           --          --          --          --          --     (2,902)    (1,065)       (239)

        --           --          --          --          --          --         --         --          --
 ---------   ----------   ---------   ---------   ---------   ---------   --------   --------    --------
        --           --          --          --          --          --     (2,750)      (884)      1,258
 ---------   ----------   ---------   ---------   ---------   ---------   --------   --------    --------

        --           --          --          --       4,811         788         --         --          --
        --           --          --          --         139          54         --         --          --
        --           --          --          --        (695)       (479)        --         --          --

        --           --          --          --          --          --         --         --          --
 ---------   ----------   ---------   ---------   ---------   ---------   --------   --------    --------
        --           --          --          --       4,255         363         --         --          --
 ---------   ----------   ---------   ---------   ---------   ---------   --------   --------    --------

        --           --          --          --          --          --         16         --          --
        --           --          --          --          --          --        (16)        --          --
 ---------   ----------   ---------   ---------   ---------   ---------   --------   --------    --------
        --           --          --          --          --          --         --         --          --
 ---------   ----------   ---------   ---------   ---------   ---------   --------   --------    --------

    31,706       56,759      35,957      39,739      11,518      31,588     18,418     41,873      40,114
       931        1,614         260         344         371         465        159        328         297
   (97,911)    (125,938)    (34,636)    (75,230)     (5,513)     (8,703)   (21,370)   (29,598)    (16,079)

   133,128           --          --          --          --          --         --         --          --
 ---------   ----------   ---------   ---------   ---------   ---------   --------   --------    --------
    67,854      (67,565)      1,581     (35,147)      6,376      23,350     (2,793)    12,603      24,332
 ---------   ----------   ---------   ---------   ---------   ---------   --------   --------    --------
    81,605      (69,265)      1,019     (37,284)     19,933      10,385     (3,758)     9,972      24,733
 ---------   ----------   ---------   ---------   ---------   ---------   --------   --------    --------
    97,706      (68,904)     11,525     (37,583)     25,828       9,738      2,828     12,857      16,094
   384,273      453,177     256,822     294,405     136,892     127,154    149,460    136,603     120,509
 =========   ==========   =========   =========   =========   =========   ========   ========    ========

 $ 481,979   $  384,273   $ 268,347   $ 256,822   $ 162,720   $ 136,892   $152,288   $149,460    $136,603
 =========   ==========   =========   =========   =========   =========   ========   ========    ========

 $     210   $       --   $       5   $      29   $      49   $     250   $    203   $     (9)   $    (32)
 =========   ==========   =========   =========   =========   =========   ========   ========    ========

[WIDE TABLE CONTINUED FROM ABOVE]

  NEBRASKA                   OREGON
  TAX FREE             INTERMEDIATE
  FUND (2)            TAX FREE FUND                          TAX FREE FUND
 ---------   ----------------------    -----------------------------------
   2/28/01      10/1/00     10/1/99      11/1/00      12/1/99      12/1/98
        to           to          to           to           to           to
   9/30/01      9/30/01     9/30/00      9/30/01     10/31/00     11/30/99
 ---------   ----------   ---------    ---------    ---------    ---------

  $    583    $   6,821   $   7,763    $  16,100    $  11,254    $  15,856
       (19)         557        (952)         395       (1,499)        (343)
       486        6,439       1,116       17,631        9,127      (26,887)
  --------    ---------   ---------    ---------    ---------    ---------
     1,050       13,817       7,927       34,126       18,882      (11,374)
  --------    ---------   ---------    ---------    ---------    ---------


      (105)        (208)       (147)        (134)         (60)         (73)
        --           --          --          (13)         (22)         (26)
        (2)          --          --           --           --           --
        --           --          --           (1)          --           --
      (476)      (6,602)     (7,557)     (15,476)     (11,172)     (15,757)

        --           --          --           --           (1)          (1)
        --           --          --           --           --           --
        --           --          --           --         (182)        (254)

        --           --          (1)          --           --          (10)
        --           --          --           --           --           (4)
        --           --         (35)          --           --       (3,239)

        --           --          --           --           --           (1)
        --           --          --           --           --           (1)
        --           --          --           --           --         (342)
  --------    ---------   ---------    ---------    ---------    ---------
      (583)      (6,810)     (7,740)     (15,624)     (11,437)     (19,708)
  --------    ---------   ---------    ---------    ---------    ---------


     5,119        2,249       2,273       18,924          187        2,102
        84           73          76           86           26           29
      (209)        (362)     (1,085)     (16,521)        (312)          --

        --           --          --      195,501           --       (1,549)
  --------    ---------   ---------    ---------    ---------    ---------
     4,994        1,960       1,264      197,990          (99)         582
  --------    ---------   ---------    ---------    ---------    ---------

        --           --          --          297            1          409
        --           --          --           11           17           26
        --           --          --       (1,081)        (133)        (123)

        --           --          --          101           --           --
  --------    ---------   ---------    ---------    ---------    ---------
        --           --          --         (672)        (115)         312
  --------    ---------   ---------    ---------    ---------    ---------

       223           --          --           72           --           --
         2           --          --           --           --           --
        --           --          --           --           --           --

        --           --          --        4,411           --           --
  --------    ---------   ---------    ---------    ---------    ---------
       225           --          --        4,483           --           --
  --------    ---------   ---------    ---------    ---------    ---------

        --           --          --          160           --           --
        --           --          --         (160)          --           --
  --------    ---------   ---------    ---------    ---------    ---------
        --           --          --           --           --           --
  --------    ---------   ---------    ---------    ---------    ---------

    23,636       12,823      23,880       44,165       19,905       23,403
        --          325         446          446           32           66
    (1,563)     (26,114)    (42,766)     (54,902)    (100,354)     (50,294)

        --           --          --       88,628           --           --
  --------    ---------   ---------    ---------    ---------    ---------
    22,073      (12,966)    (18,440)      78,337      (80,417)     (26,825)
  --------    ---------   ---------    ---------    ---------    ---------
    27,292      (11,006)    (17,176)     280,138      (80,631)     (25,931)
  --------    ---------   ---------    ---------    ---------    ---------
    27,759       (3,999)    (16,989)     298,640      (73,186)     (57,013)
        --      163,427     180,416      255,983      329,169      386,182
  ========    =========   =========    =========    =========    =========
  $ 27,759    $ 159,428   $ 163,427    $ 554,623    $ 255,983    $ 329,169
  ========    =========   =========    =========    =========    =========

  $     --    $      91    $     80     $    418    $      --    $    (256)
  ========    =========   =========    =========    =========    =========


                                 FIRST AMERICAN FUNDS ANNUAL REPORT 2001     81)

FINANCIAL HIGHLIGHTS For a share outstanding throughout the periods ended September 30, unless otherwise indicated.

                                                          REALIZED AND
                                NET ASSET                   UNREALIZED     DIVIDENDS
                                    VALUE           NET       GAINS OR      FROM NET   DISTRIBUTIONS
                                BEGINNING    INVESTMENT    (LOSSES) ON    INVESTMENT            FROM
                                OF PERIOD        INCOME    INVESTMENTS        INCOME   CAPITAL GAINS
                               ----------    ----------   ------------    ----------   -------------
ARIZONA TAX FREE FUND
Class A
 2001                           $  10.45      $  0.55        $  0.53       $ (0.54)       $    --
 2000(1)                           10.00         0.36           0.45         (0.36)            --
Class C
 2001                           $  10.44      $  0.53        $  0.51       $ (0.50)       $    --
 2000(1)                           10.00         0.34           0.44         (0.34)            --
Class Y
 2001                           $  10.45      $  0.57        $  0.53       $ (0.56)       $    --
 2000(1)                           10.00         0.37           0.45         (0.37)            --
CALIFORNIA INTERMEDIATE TAX FREE FUND
Class A
 2001                           $  10.02      $  0.44        $  0.39       $ (0.44)       $    --
 2000                               9.89         0.43           0.13         (0.43)            --
 1999                              10.37         0.42          (0.46)        (0.41)         (0.03)
 1998                              10.04         0.43           0.33         (0.43)            --
 1997(2)                           10.00         0.06           0.04         (0.06)            --
Class Y
 2001                           $  10.04      $  0.44        $  0.39       $ (0.44)       $    --
 2000                               9.89         0.43           0.15         (0.43)            --
 1999                              10.36         0.42          (0.45)        (0.41)         (0.03)
 1998                              10.03         0.43           0.33         (0.43)            --
 1997(2)                           10.00         0.06           0.03         (0.06)            --
CALIFORNIA TAX FREE FUND
Class A
 2001                           $  10.66      $  0.52        $  0.50       $ (0.51)       $    --
 2000(1)                           10.00         0.35           0.66         (0.35)            --
Class C
 2001                           $  10.66      $  0.47        $  0.51       $ (0.46)       $    --
 2000(1)                           10.00         0.32           0.66         (0.32)            --
Class Y
 2001                           $  10.66      $  0.54        $  0.50       $ (0.53)       $    --
 2000(1)                           10.00         0.37           0.65         (0.36)            --
COLORADO INTERMEDIATE TAX FREE FUND
Class A
 2001                           $  10.28      $  0.46        $  0.52       $ (0.47)       $    --
 2000                              10.32         0.48          (0.04)        (0.48)            --
 1999                              10.89         0.46          (0.55)        (0.46)         (0.02)
 1998                              10.61         0.47           0.30         (0.47)         (0.02)
 1997                              10.42         0.48           0.24         (0.48)         (0.05)
Class Y
 2001                           $  10.26      $  0.48        $  0.49       $ (0.47)       $    --
 2000                              10.29         0.48          (0.03)        (0.48)            --
 1999                              10.88         0.46          (0.57)        (0.46)         (0.02)
 1998                              10.61         0.47           0.29         (0.47)         (0.02)
 1997                              10.42         0.48           0.24         (0.48)         (0.05)
COLORADO TAX FREE FUND
Class A
 2001                           $  10.42      $  0.54        $  0.66       $ (0.53)       $    --
 2000(1)                           10.00         0.35           0.42         (0.35)            --
Class C
 2001                           $  10.41      $  0.49        $  0.67       $ (0.49)       $    --
 2000(1)                           10.00         0.34           0.41         (0.34)            --
Class Y
 2001                           $  10.43      $  0.58        $  0.64       $ (0.55)       $    --
 2000(1)                           10.00         0.37           0.42         (0.36)            --
-------                         --------      -------        -------       -------        -------

(1)Commenced operations on February 1, 2000. All ratios for the period have been annualized, except total return.
(2)Commenced operations on August 8, 1997. All ratios for the period have been annualized, except total return.
(3)Total returns do not reflect sales charges, total return would have been lower had certain expenses not been waived.


The accompanying notes are an integral part of the financial statements.

(82     FIRST AMERICAN FUNDS ANNUAL REPORT 2001

                                                                               RATIO OF        RATIO OF NET
                                                            RATIO OF NET    EXPENSES TO   INVESTMENT INCOME
  NET ASSET                                     RATIO OF      INVESTMENT        AVERAGE          TO AVERAGE
      VALUE                    NET ASSETS    EXPENSES TO       INCOME TO     NET ASSETS          NET ASSETS   PORTFOLIO
     END OF         TOTAL          END OF        AVERAGE         AVERAGE     (EXCLUDING          (EXCLUDING    TURNOVER
     PERIOD    RETURN (3)    PERIOD (000)     NET ASSETS      NET ASSETS       WAIVERS)            WAIVERS)        RATE
  ---------    ----------    ------------    -----------    ------------    -----------   -----------------   ---------


  $  10.99        10.50%        $13,971          0.25%           5.10%          1.45%             3.90%            19%
     10.45         8.21           9,668          0.25            5.31           1.80              3.76             27

  $  10.98        10.15%        $ 2,003          0.65%           4.66%          1.84%             3.47%            19%
     10.44         7.88              22          0.65            4.95           2.72              2.88             27

  $  10.99        10.76%        $ 5,822          0.00%           5.33%          1.19%             4.14%            19%
     10.45         8.36           2,670          0.00            5.53           1.53              4.00             27


  $  10.41         8.41%        $ 3,392          0.70%           4.25%          1.21%             3.74%            12%
     10.02         5.84           2,344          0.70            4.35           1.18              3.87             23
      9.89        (0.40)          2,042          0.70            4.19           1.17              3.72              9
     10.37         7.80              82          0.70            4.22           1.21              3.71             22
     10.04         1.02               1          0.69            4.48           1.36              3.81              3

  $  10.43         8.39%        $43,647          0.70%           4.26%          0.96%             4.00%            12%
     10.04         6.05          43,262          0.70            4.36           0.93              4.13             23
      9.89        (0.30)         41,469          0.70            4.11           0.92              3.89              9
     10.36         7.80          37,275          0.70            4.27           0.96              4.01             22
     10.03         0.92          33,287          0.69            4.14           1.11              3.72              3


  $  11.17         9.73%        $18,139          0.25%           4.75%          1.35%             3.65%            19%
     10.66        10.23           6,029          0.25            5.20           1.85              3.60             12

  $  11.18         9.42%        $   647          0.65%           4.38%          1.75%             3.28%            19%
     10.66         9.95              34          0.65            5.12           2.25              3.52             12

  $  11.17         9.99%        $ 6,726          0.00%           5.00%          1.10%             3.90%            19%
     10.66        10.38           4,766          0.00            5.42           1.59              3.83             12


  $  10.79         9.75%        $ 8,320          0.70%           4.55%          1.34%             3.91%            24%
     10.28         4.40           3,485          0.70            4.66           1.25              4.11             42
     10.32        (0.88)          4,733          0.70            4.32           1.15              3.87             33
     10.89         7.43           4,301          0.70            4.43           1.17              3.96             19
     10.61         7.11           4,187          0.70            4.55           1.16              4.09             11

  $  10.76         9.67%        $47,907          0.70%           4.58%          1.09%             4.19%            24%
     10.26         4.51          52,885          0.70            4.66           1.00              4.36             42
     10.29        (1.07)         57,236          0.70            4.31           0.90              4.11             33
     10.88         7.33          59,631          0.70            4.43           0.92              4.21             19
     10.61         7.11          54,378          0.70            4.55           0.91              4.34             11


  $  11.09        11.78%        $20,550          0.25%           5.03%          1.42%             3.86%            23%
     10.42         7.80           8,068          0.25            5.28           1.80              3.73             36

  $  11.08        11.41%        $ 1,698          0.65%           4.61%          1.82%             3.44%            23%
     10.41         7.52             156          0.65            4.92           2.58              2.99             36

  $  11.10        12.02%        $ 1,923          0.00%           5.32%          1.18%             4.14%            23%
     10.43         8.05           2,430          0.00            5.47           1.53              3.94             36
  --------        -----         -------          ----            ----           ----              ----             --


                                 FIRST AMERICAN FUNDS ANNUAL REPORT 2001     83)

FINANCIAL HIGHLIGHTS For a share outstanding throughout the periods ended September 30, unless otherwise indicated.

                                                                REALIZED AND
                                      NET ASSET                   UNREALIZED     DIVIDENDS
                                          VALUE           NET       GAINS OR      FROM NET   DISTRIBUTIONS
                                      BEGINNING    INVESTMENT    (LOSSES) ON    INVESTMENT            FROM
                                      OF PERIOD        INCOME    INVESTMENTS        INCOME   CAPITAL GAINS
                                      ---------    ----------   ------------    ----------   -------------
INTERMEDIATE TAX FREE FUND
Class A
 2001                                 $  10.48      $  0.48        $  0.46       $ (0.47)       $    --
 2000                                    10.45         0.48           0.04         (0.49)            --
 1999                                    11.05         0.46          (0.55)        (0.46)         (0.05)
 1998                                    10.84         0.47           0.27         (0.47)         (0.06)
 1997                                    10.66         0.47           0.24         (0.47)         (0.06)
Class Y
 2001                                 $  10.46      $  0.48        $  0.46       $ (0.47)       $    --
 2000                                    10.43         0.48           0.04         (0.49)            --
 1999                                    11.03         0.46          (0.55)        (0.46)         (0.05)
 1998                                    10.82         0.47           0.27         (0.47)         (0.06)
 1997                                    10.65         0.47           0.23         (0.47)         (0.06)
MINNESOTA INTERMEDIATE TAX FREE FUND
Class A
 2001                                 $   9.80      $  0.44        $  0.41       $ (0.44)       $    --
 2000                                     9.79         0.45           0.02         (0.45)         (0.01)
 1999                                    10.29         0.43          (0.47)        (0.43)         (0.03)
 1998                                    10.09         0.43           0.24         (0.43)         (0.04)
 1997                                     9.91         0.44           0.21         (0.44)         (0.03)
Class Y
 2001                                 $   9.76      $  0.44        $  0.41       $ (0.44)       $    --
 2000                                     9.76         0.45           0.01         (0.45)         (0.01)
 1999                                    10.26         0.43          (0.47)        (0.43)         (0.03)
 1998                                    10.06         0.43           0.24         (0.43)         (0.04)
 1997                                     9.91         0.44           0.18         (0.44)         (0.03)
MINNESOTA TAX FREE FUND (1)
Class A
 2001                                 $  10.64      $  0.53        $  0.43       $ (0.54)       $    --
 2000                                    10.70         0.55          (0.06)        (0.55)            --
 1999                                    11.46         0.55          (0.69)        (0.56)         (0.06)
 1998                                    11.15         0.57           0.36         (0.56)         (0.06)
 1997                                    10.89         0.57           0.31         (0.57)         (0.05)
Class C
 2001                                 $  10.62      $  0.49        $  0.43       $ (0.50)       $    --
 2000                                    10.69         0.53          (0.09)        (0.51)            --
 1999(2)                                 11.38         0.37          (0.71)        (0.35)            --
Class Y
 2001                                 $  10.63      $  0.55        $  0.44       $ (0.57)       $    --
 2000                                    10.69         0.58          (0.07)        (0.57)            --
 1999                                    11.45         0.58          (0.69)        (0.59)         (0.06)
 1998                                    11.14         0.60           0.36         (0.59)         (0.06)
 1997(3)                                 11.16         0.10          (0.02)        (0.10)            --
-------                               --------      -------        -------       -------        -------

(1)The financial highlights for the Minnesota Tax Free Fund as set forth herein include the historical financial highlights of the Piper Minnesota Tax-Exempt Fund Class A shares and Class Y shares. The assets of the Piper Minnesota Tax-Exempt Fund were acquired by Minnesota Tax Free Fund on July 31, 1998. In connection with this acquisition, (i) Class A shares of the Piper Minnesota Tax-Exempt Fund were exchanged for Class A shares of the Minnesota Tax Free Fund, (ii) Class Y shares of the Piper Minnesota Tax-Exempt Fund were exchanged for Class Y shares of the Minnesota Tax Free Fund. On July 31, 1998, the Fund's advisor changed from Piper Capital Management Incorporated to U.S. Bank National Association.
(2)Class C shares have been offered since February 1, 1999. All ratios for the period have been annualized, except total return.
(3)Class Y shares have been offered since August 1, 1997. All ratios for the period have been annualized, except total return.
(4)Total returns do not reflect sales charges, total return would have been lower had certain expenses not been waived.


The accompanying notes are an integral part of the financial statements.

(84)     FIRST AMERICAN FUNDS ANNUAL REPORT 2001

                                                                               RATIO OF        RATIO OF NET
                                                            RATIO OF NET    EXPENSES TO   INVESTMENT INCOME
  NET ASSET                                     RATIO OF      INVESTMENT        AVERAGE          TO AVERAGE
      VALUE                    NET ASSETS    EXPENSES TO       INCOME TO     NET ASSETS          NET ASSETS   PORTFOLIO
     END OF         TOTAL          END OF        AVERAGE         AVERAGE     (EXCLUDING          (EXCLUDING    TURNOVER
     PERIOD    RETURN (4)    PERIOD (000)     NET ASSETS      NET ASSETS       WAIVERS)            WAIVERS)        RATE
 ----------    ----------    ------------    -----------    ------------    -----------   -----------------   ---------


  $  10.95         9.19%       $ 23,236          0.70%           4.43%          1.13%             4.00%            12%
     10.48         5.10           8,994          0.70            4.61           1.12              4.19             29
     10.45        (0.78)         10,713          0.70            4.31           1.12              3.89             23
     11.05         7.04           9,196          0.70            4.31           1.11              3.90             27
     10.84         6.84           3,849          0.67            4.41           1.18              3.90             66

  $  10.93         9.21%       $458,743          0.70%           4.43%          0.87%             4.26%            12%
     10.46         5.11         375,279          0.70            4.62           0.87              4.45             29
     10.43        (0.79)        442,464          0.70            4.31           0.87              4.14             23
     11.03         7.05         460,714          0.70            4.32           0.86              4.16             27
     10.82         6.75         431,000          0.67            4.40           0.93              4.14             66


  $  10.21         8.85%       $ 12,408          0.70%           4.38%          1.13%             3.95%            13%
      9.80         4.94          12,469          0.70            4.59           1.12              4.17             18
      9.79        (0.43)         14,629          0.70            4.30           1.12              3.88             12
     10.29         6.80          10,330          0.70            4.30           1.11              3.89             24
     10.09         6.72           7,453          0.70            4.49           1.15              4.04             20

  $  10.17         8.89%       $255,939          0.70%           4.38%          0.88%             4.20%            13%
      9.76         5.04         244,353          0.70            4.59           0.87              4.42             18
      9.76        (0.44)        279,776          0.70            4.28           0.87              4.11             12
     10.26         6.82         317,598          0.70            4.30           0.86              4.14             24
     10.06         6.42         297,122          0.70            4.47           0.90              4.27             20


  $  11.06         9.24%       $107,260          0.95%           4.84%          1.18%             4.61%            15%
     10.64         4.75          93,995          0.95            5.22           1.17              5.00             34
     10.70        (1.31)        108,116          0.95            4.98           1.17              4.76             15
     11.46         8.58         118,937          0.95            5.05           1.01              4.99             16
     11.15         8.32         125,659          0.95            5.17           1.01              5.11             17

  $  11.04         8.88%       $  6,382          1.35%           4.39%          1.58%             4.16%            15%
     10.62         4.25           2,037          1.35            4.83           1.77              4.41             34
     10.69        (3.03)          1,682          1.35            4.70           1.87              4.18             15

  $  11.05         9.52%       $ 49,078          0.70%           5.09%          0.93%             4.86%            15%
     10.63         5.00          40,860          0.70            5.49           0.93              5.26             34
     10.69        (1.07)         17,356          0.70            5.26           0.87              5.09             15
     11.45         8.83           8,155          0.78            5.79           0.82              5.75             16
     11.14         0.72           9,010          0.75            5.73           0.75              5.73             17
  --------        -----        --------          ----            ----           ----              ----             --


FIRST AMERICAN FUNDS ANNUAL REPORT 2001     85)

FINANCIAL HIGHLIGHTS For a share outstanding throughout the periods ended September 30, unless otherwise indicated.

                                                                  REALIZED AND
                                        NET ASSET                   UNREALIZED       DIVIDENDS
                                            VALUE           NET       GAINS OR        FROM NET     DISTRIBUTIONS
                                        BEGINNING    INVESTMENT    (LOSSES) ON      INVESTMENT              FROM
                                        OF PERIOD        INCOME    INVESTMENTS          INCOME     CAPITAL GAINS
                                       ----------    ----------   ------------       -----------   -------------
MISSOURI TAX FREE FUND (6)
Class A
 2001(11)                                $  11.54      $  0.46        $  0.50        $  (0.44)         $  (0.01)
 2000(10)                                   11.31         0.48           0.23           (0.48)               --
 1999                                       12.08         0.50          (0.74)          (0.51)            (0.02)
 1998                                       11.87         0.52           0.21           (0.52)               --
 1997                                       11.69         0.53           0.18           (0.53)               --
Class C
 2001(1)                                 $  12.03      $    --        $  0.02        $     --          $     --
Class Y
 2001(11)                                $  11.55      $  0.49        $  0.50        $  (0.47)         $  (0.01)
 2000(10)                                   11.32         0.50           0.23           (0.50)               --
 1999                                       12.08         0.53          (0.74)          (0.53)            (0.02)
 1998                                       11.87         0.55           0.21           (0.55)               --
 1997                                       11.69         0.56           0.18           (0.56)               --
NEBRASKA TAX FREE FUND (2)
Class A
 2001                                    $  10.00      $  0.24        $  0.20        $  (0.24)         $     --
Class C
 2001                                    $  10.00      $  0.20        $  0.17        $  (0.23)         $     --
Class Y
 2001                                    $  10.00      $  0.26        $  0.19        $  (0.26)         $     --
OREGON INTERMEDIATE TAX FREE FUND
Class A
 2001                                    $   9.74      $  0.43        $  0.44        $  (0.43)         $     --
 2000                                        9.72         0.43           0.02           (0.43)               --
 1999(3)                                    10.23         0.29          (0.51)          (0.29)               --
Class Y
 2001                                    $   9.74      $  0.43        $  0.44        $  (0.43)         $     --
 2000                                        9.72         0.43           0.02           (0.43)               --
 1999                                       10.24         0.43          (0.49)          (0.43)            (0.03)
 1998                                       10.05         0.45           0.21           (0.45)            (0.02)
 1997(4)                                    10.00         0.07           0.05           (0.07)               --
TAX FREE FUND (7)
Class A
 2001(11)                                $  10.53      $  0.42        $  0.43        $  (0.39)         $     --
 2000(10)                                   10.20         0.40           0.34           (0.41)               --
 1999                                       11.06         0.44          (0.75)          (0.44)(8)         (0.11)(8)
 1998                                       11.11         0.48           0.32           (0.48)(9)         (0.38)
 1997                                       10.87         0.56           0.24           (0.56)               --
 1996(5)                                    10.82         0.02           0.05           (0.02)               --
Class C
 2001(1)                                 $  10.93      $  0.01        $  0.02        $     --          $     --
Class Y
 2001(11)                                $  10.53      $  0.44        $  0.45        $  (0.42)         $     --
 2000(10)                                   10.21         0.42           0.34           (0.43)               --
 1999                                       11.10         0.47          (0.78)          (0.47)(8)         (0.11)(8)
 1998                                       11.15         0.50           0.33           (0.50)(9)         (0.38)
 1997                                       10.90         0.59           0.25           (0.59)               --
 1996(5)                                    10.85         0.02           0.05           (0.02)               --
--------                                 --------      -------        -------        --------          --------

 (1)Commenced operations on September 24, 2001. All ratios for the period have been annualized, except total return.
 (2)Commenced operations on February 28, 2001. All ratios for the period have been annualized, except total return.
 (3)Class A shares have been offered since February 1, 1999. All ratios for the period have been annualized, except total return.
 (4)Commenced operations on August 8, 1997. All ratios for the period have been annualized, except total return.
 (5)Commenced operations on November 18, 1996. All ratios for the period have been annualized, except total return.
 (6)The financial highlights for the Missouri Tax Free Fund as set forth herein include the historical financial highlights of the Firstar Missouri Tax-Exempt Bond Fund Class A shares and Class I shares. The assets of the Firstar Missouri Tax-Exempt Bond Fund were acquired by Missouri Tax Free Fund on September 24, 2001. In connection with such acquisition, Class A shares and Class I shares of the Firstar Missouri Tax-Exempt Bond Fund were exchanged for Class A shares and Class Y shares of Missouri Tax Free Fund, respectively.
 (7)The financial highlights for the Tax Free Fund as set forth herein include the historical financial highlights of the Firstar National Municipal Bond Fund Class A shares and Class I shares. The assets of the Firstar National Municipal Bond Fund were acquired by Tax Free Fund on September 24, 2001. In connection with such acquisition, Class A shares and Class I shares of the Firstar National Municipal Bond Fund were exchanged for Class A shares and Class Y shares of Tax Free Fund, respectively. Historical per-share amounts have been adjusted to reflect the conversion ratios utilized for the merger of the Tax Free Fund and the Firstar National Municipal Bond Fund. Firstar National Municipal Bond Fund is the accounting survivor.
 (8)Includes distributions in excess of net investment income and net realized gains of $0.01 and $0.01 per share, respectively.
 (9)Includes distributions in excess of net investment income of $0.02 per share.
(10)Effective in 2000, the Fund's fiscal year end was changed to October 31 from November 30.
(11)Effective in 2001, the Fund's fiscal year end was changed to September 30 from October 31.
(12)Total returns do not reflect sales charges, total returns would have been lower had certain expenses not been waived.


The accompanying notes are an integral part of the financial statements.

(86     FIRST AMERICAN FUNDS ANNUAL REPORT 2001

                                                                                RATIO OF        RATIO OF NET
                                                             RATIO OF NET    EXPENSES TO   INVESTMENT INCOME
  NET ASSET                                      RATIO OF      INVESTMENT        AVERAGE          TO AVERAGE
      VALUE                     NET ASSETS    EXPENSES TO       INCOME TO     NET ASSETS          NET ASSETS   PORTFOLIO
     END OF          TOTAL          END OF        AVERAGE         AVERAGE     (EXCLUDING          (EXCLUDING    TURNOVER
     PERIOD    RETURN (12)    PERIOD (000)     NET ASSETS      NET ASSETS       WAIVERS)            WAIVERS)        RATE
 ----------    -----------    ------------    -----------    ------------    -----------   -----------------   ---------


  $  12.05         8.44%        $ 22,573          0.94%           4.23%          1.00%             4.17%            9%
     11.54         6.41           19,876          0.87            4.59           0.98              4.48             3
     11.31        (2.09)          21,242          0.86            4.30           1.07              4.09             1
     12.08         6.31           23,611          0.86            4.38           1.06              4.18             6
     11.87         6.27           23,722          0.86            4.57           1.06              4.37             4

  $  12.05         0.17%        $     --          0.00%           0.00%          0.00%             0.00%            9%

  $  12.06         8.67%        $129,715          0.69%           4.48%          0.75%             4.42%            9%
     11.55         6.60          126,896          0.67            4.79           1.08              4.38             3
     11.32        (1.81)         111,842          0.66            4.51           1.07              4.10             1
     12.08         6.52           94,402          0.66            4.57           1.06              4.17             6
     11.87         6.48           75,431          0.66            4.76           1.06              4.36             4


  $  10.20         4.48%        $  5,090          0.55%           4.12%          1.38%             3.29%           30%

  $  10.14         3.71%        $    226          0.95%           3.73%          1.75%             2.93%           30%

  $  10.19         4.51%        $ 22,443          0.30%           4.36%          1.13%             3.53%           30%


  $  10.18         9.08%        $  5,477          0.70%           4.27%          1.13%             3.84%           20%
      9.74         4.79            3,303          0.70            4.47           1.13              4.04            18
      9.72        (2.22)           2,005          0.70            4.37           1.12              3.95            13

  $  10.18         9.08%        $153,951          0.70%           4.28%          0.89%             4.09%           20%
      9.74         4.78          160,124          0.70            4.47           0.88              4.29            18
      9.72        (0.66)         178,411          0.70            4.30           0.87              4.13            13
     10.24         6.66          187,383          0.70            4.43           0.87              4.26            20
     10.05         1.17          182,069          0.70            4.55           1.09              4.16             4


  $  10.99         8.22%        $ 48,769          1.16%           4.27%          1.18%             4.25%            3%
     10.53         7.43            1,526          0.98            4.34           1.09              4.23             4
     10.20        (2.87)           1,582          0.96            4.14           1.16              3.94            --
     11.06         7.56            1,162          0.85            4.18           1.16              3.87            18
     11.11         7.61              717          0.35            4.71           1.17              3.89            84
     10.87         7.30                1          0.37            9.08           1.07              8.38            --

  $  10.96         0.27%        $  4,494          1.04%           5.61%          1.04%             5.61%            3%

  $  11.00         8.59%        $501,361          0.73%           4.32%          0.74%             4.31%            3%
     10.53         7.63          253,803          0.78            4.54           1.19              4.13             4
     10.21        (2.97)         326,840          0.76            4.33           1.16              3.93            --
     11.10         7.76          384,518          0.56            4.52           1.16              3.92            18
     11.15         7.97          366,889          0.14            5.38           1.17              4.35            84
     10.90         7.40          310,413          0.12            5.77           0.82              5.07            --
  --------        -----         --------          ----            ----           ----              ----            --


                                 FIRST AMERICAN FUNDS ANNUAL REPORT 2001     87)

NOTES TO FINANCIAL STATEMENTS September 30, 2001

1 >  ORGANIZATION

     The First American Arizona Tax Free Fund, California Intermediate Tax Free Fund, California Tax Free Fund, Colorado Intermediate Tax Free Fund, Colorado Tax Free Fund, Intermediate Tax Free Fund, Minnesota Intermediate Tax Free Fund, Minnesota Tax Free Fund, Missouri Tax Free Fund, Nebraska Tax Free Fund, Oregon Intermediate Tax Free Fund, and Tax Free Fund (collectively, the "Funds") are mutual funds offered by First American Investment Funds, Inc. ("FAIF"), which is a member of the First American Family of Funds. FAIF is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company. FAIF's articles of incorporation permit the board of directors to create additional funds in the future.

     These Funds offer Class A and Class Y shares. Arizona Tax Free Fund, California Tax Free Fund, Colorado Tax Free Fund, Minnesota Tax Free Fund, Missouri Tax Free Fund, Nebraska Tax Free Fund and Tax Free Fund also offer Class C shares. Class A shares are sold with a front-end sales charge. Class C shares are sold with a front-end sales charge and are subject to a contingent deferred sales charge for 18 months. Class Y shares have no sales charge and are offered only to qualifying institutional investors. Class B shares are no longer offered for the Missouri Tax Free Fund and the Tax Free Fund.

     The Funds' prospectuses provide a description of each Fund's investment objectives, policies and strategies. All classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that the level of distribution and shareholder servicing fees charged may differ among classes and each class has exclusive voting rights on any matters relating to that class' servicing or distribution arrangements.

2 >  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The significant accounting policies followed by the Funds are as follows:

     SECURITY VALUATION - Security valuations for the Funds' investments are furnished by one or more independent pricing services that have been approved by the Board of Directors. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other electronic data processing techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost. Investments in open-end mutual funds are valued at the respective net asset value of each underlying Fund, determined at the close of the New York Stock Exchange (generally 3:00 p.m. central time) on the valuation date.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME - The Funds record security transactions on the trade date of the security purchase or sale. Interest income, including amortization of bond premium and discount, is recorded on the accrual basis. Security gains and losses are determined on the basis of identified cost, which is the same basis used for Federal income tax purposes.

     DISTRIBUTIONS TO SHAREHOLDERS - The Funds declare and pay income dividends monthly. Any net realized capital gains on sales of securities for a Fund are distributed to shareholders at least annually.

     FEDERAL TAXES - It is each Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required.


(88     FIRST AMERICAN FUNDS ANNUAL REPORT 2001

     Net investment income and net realized gains or losses may differ for financial statement and tax purposes because of temporary or permanent book-to-tax differences. These differences are primarily due to losses deferred due to wash sales.

     The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for Federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which the amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the difference arises.

     As of September 30, 2001, the following funds have capital loss carryforwards (000):

                                                       AMOUNT    EXPIRATION DATE
     ---------------------------------------------------------------------------
     California Intermediate Tax Free                 $   84           2008-2009
     Colorado Intermediate Tax Free                      535           2008-2009
     Intermediate Tax Free                             2,116           2008-2009
     Minnesota Intermediate Tax Free                     922           2008-2009
     Oregon Intermediate Tax Free                        395           2008-2009
     Tax Free                                          1,880           2008-2009
     ---------------------------------------------------------------------------

     Colorado Intermediate Tax Free Fund and Nebraska Tax Free Fund incurred losses in the amount (000) of $49 and $19, respectively, from November 1, 2000 to September 30, 2001. As permitted by tax regulations, the Funds intend to elect to defer and treat these losses as arising in the fiscal year ending September 30, 2002.

     SECURITIES PURCHASED ON A WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by a Fund on a forward commitment or when-issued basis can take place up to a month or more after the transaction date. During this period, such securities are subject to market fluctuations and the portfolio maintains, in a segregated account with its custodian, assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of a Fund's net asset value if the Fund makes such investments while remaining substantially fully invested. At September 30, 2001, the Intermediate Tax Free, Minnesota Intermediate Tax Free, and Nebraska Tax Free Funds had outstanding when-issued commitments of $4,304,574, $2,351,424 and $606,749, respectively.

     INVERSE FLOATERS - As part of their investment strategy, the Funds may invest in certain securities for which the potential income return is inversely related to changes in a floating interest rate ("inverse floaters"). In general, income on inverse floaters will decrease when short-term interest rates increase and increase when short-term interest rates decrease. Investments in inverse floaters may be characterized as derivative securities and may subject the fund to the risks of reduced or eliminated interest payments and losses of invested principal. In addition, inverse floaters have the effect of providing investment leverage and, as a result, the market value of such securities will generally be more volatile than that of fixed rate, tax-exempt securities. To the extent the Funds invest in inverse floaters, the net asset value of the Funds' shares may be more volatile than if the Funds did not invest in such securities. At September 30, 2001, the Tax Free Fund had investments in inverse floaters with a value of $2,180,510, which represents 0.4% of the Fund's net assets.

     EXPENSES - Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses are allocated to the Funds on the basis of relative net assets. Class specific expenses, such as the 12b-1 fees, are borne by that class. Income, other expenses, and realized and unrealized gains and losses of a Fund are allocated to each respective class in proportion to the relative net assets of each class.

     HISTORICAL FINANCIAL STATEMENT INFORMATION - The financial information presented for Missouri Tax Free Fund and the Tax Free Fund, prior to September 24, 2001, is that of Firstar Missouri Tax-Exempt Bond Fund and Firstar National Municipal Bond Fund, respectively.

     USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS - The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

3 >  FEES AND EXPENSES

     ADVISORY FEES - Prior to May 2, 2001, First American Asset Management ("FAAM"}, a division of U.S. Bank National Association ("US Bank"), served as investment advisor to Arizona Tax Free Fund, California Intermediate Tax Free Fund, California Tax Free Fund, Colorado Intermediate Tax Free Fund, Colorado Tax Free Fund, Intermediate Tax Free Fund, Minnesota Intermediate Tax


                                 FIRST AMERICAN FUNDS ANNUAL REPORT 2001     89)

NOTES TO FINANCIAL STATEMENTS September 30, 2001

     Free Fund, Minnesota Tax Free Fund, Nebraska Tax Free Fund, and Oregon Intermediate Tax Free Fund, and Firstar Investment Research & Management company LLC ("FIRMCO") served as investment advisor to Missouri Tax Free Fund and Tax Free Fund. On May 2, 2001, FAAM and FIRMCO combined advisory operations to form U.S. Bancorp Piper Jaffray Asset Management, Inc. (the "Advisor"), a subsidiary of U.S. Bank. The investment advisory fees paid by each fund did not change as a result of the combination. Pursuant to an investment advisory agreement (the "Agreement"), the Advisor manages each Fund's assets and furnishes related office facilities, equipment, research and personnel. The Agreement requires each Fund to pay the Advisor a monthly fee based upon average daily net assets. The fee for the Arizona Tax Free Fund, California Intermediate Tax Free Fund, California Tax Free Fund, Colorado Intermediate Tax Free Fund, Colorado Tax Free Fund, Intermediate Tax Free Fund, Minnesota Intermediate Tax Free Fund, Minnesota Tax Free Fund, Nebraska Tax Free Fund, and Oregon Intermediate Tax Free Fund is equal to an annual rate of 0.50% of the average daily net assets of each Fund and the fee for the Missouri Tax Free Fund and the Tax Free Fund is equal to an annual rate of 0.45% and 0.55%, respectively, of the average daily net assets of the Funds. The Advisor voluntarily waived fees during the current fiscal year so that the total fund operating expenses did not exceed expense limitations described in the Funds' prospectuses.

     The Funds may invest in First American Funds, Inc. ("FAF"), subject to certain limitations. The terms of such transactions are identical to those of non-related entities except that, to avoid duplicative investment advisory fees, the Advisor reimburses each FAIF Fund an amount equal to the investment advisory fee earned by FAF related to such investments.

     ADMINISTRATION FEES - Pursuant to an administration agreement, U.S. Bank provides administrative services, including certain legal and shareholder services, to the First American Family of Funds. Under this arrangement, the Funds are charged an annual rate of 0.12% of each FAIF Fund's average daily net assets, with a minimum annual fee of $50,000. To the extent that aggregate net assets of the First American Family of Funds exceed $8 billion, the annual rate for each FAIF Fund is reduced to 0.105% of their relative share of excess net assets.

     Firstar Mutual Fund Services, LLC ("FMFS"), an affiliate of U.S. Bank, served as the administrator of the Missouri Tax Free Fund and the Tax Free Fund. As administrator, FMFS earned a fee at an annual rate of 0.11% of the average daily net assets of each fund. Fees are computed daily and paid monthly.

     For the funds included in this annual report, the amounts paid to U.S. Bank and FMFS for their respective periods were as follows (000):

                                                                US BANK     FMFS
     ---------------------------------------------------------------------------
     Arizona Tax Free Fund                                         $ 21     $ --
     California Intermediate Tax Free Fund                           50       --
     California Tax Free Fund                                        29       --
     Colorado Intermediate Tax Free Fund                             60       --
     Colorado Tax Free Fund                                          22       --
     Intermediate Tax Free Fund                                     392       --
     Minnesota Intermediate Tax Free Fund                           284       --
     Minnesota Tax Free Fund                                        168       --
     Missouri Tax Free Fund                                          --      156
     Nebraska Tax Free Fund                                          15       --
     Oregon Intermediate Tax Free Fund                              175       --
     Tax Free Fund                                                   --      398
     ---------------------------------------------------------------------------

     SUB-ADMINISTRATION FEES - Both SEI Investments Mutual Fund Services ("SIMFS") and FMFS provided sub-administration services for the Funds for the year ended September 30, 2001. For these services, U.S. Bank compensates SIMFS and FMFS monthly at a rate equal to 0.05% of aggregate average daily net assets of FAIF. In addition, SIMFS also received 0.015% on assets up to $34.5 billion, 0.0075% on the next $25.5 billion, and 0.005% on the assets over $60 billion for all Funds. There is a minimum fee of $50,000 per fund (the oldest 38 Funds are excluded). U.S. Bank paid SIMFS $9,211,172, and FMFS $1,182,706 in aggregate from October 1, 2000 through September 30, 2001. For the Funds included in this annual report the amounts paid to SIMFS and FMFS for their respective periods were as follows (000):

                                                                SIMFS       FMFS
     ---------------------------------------------------------------------------
     Arizona Tax Free Fund                                       $ 11        $ 1
     California Intermediate Tax Free Fund                         28          1
     California Tax Free Fund                                      16         --
     Colorado Intermediate Tax Free Fund                           33          1
     Colorado Tax Free Fund                                        12         --
     Intermediate Tax Free Fund                                   205         14
     Minnesota Intermediate Tax Free Fund                         151          7
     Minnesota Tax Free Fund                                       89          4
     Nebraska Tax Free Fund                                         7         --
     Oregon Intermediate Tax Free Fund                             93          4
     ---------------------------------------------------------------------------

     CUSTODIAN FEES - Through a separate contractual agreement, U.S. Bank serves as the Funds' custodian, except for the Missouri Tax Free Fund and the Tax Free Fund. The fee for each Fund is equal to an annual rate of 0.03% of average daily net assets. Firstar Bank, N.A., an affiliate of U.S. Bancorp, served as custodian to the Missouri Tax Free Fund and the Tax Free Fund. Under the agreement


(90     FIRST AMERICAN FUNDS ANNUAL REPORT 2001
     the Firstar Funds were charged an annual rate of 0.02% on the first $2 billion of the Firstar Funds' assets, plus 0.015% on the next $2 billion, plus 0.01% on the next $1 billion and 0.005% on assets in excess of $5 billion.

     DISTRIBUTION AND SHAREHOLDER SERVICING FEES - SEI Investments Distribution Co. ("SIDCO") served as distributor of the Funds for the year ended September 30, 2001. Under the distribution plan, each of the Funds pay SIDCO a monthly distribution fee at an annual rate of 0.25% of each Fund's average daily net assets of the Class A shares and 1.00% of the Class C shares, respectively, which may be used by SIDCO to provide compensation for sales support and distribution activities. All Class A distribution fees are currently being waived in California Intermediate Tax Free, Colorado Intermediate Tax Free, Intermediate Tax Free, Minnesota Intermediate Tax Free and Oregon Intermediate Tax Free Funds. For Class C, the distributor is currently waiving 0.35% of average daily net assets for the Arizona Tax Free, California Tax Free, Colorado Tax Free, Minnesota Tax Free, Nebraska Tax Free and Tax Free Funds. No distribution fees are paid by Class Y shares. Under the agreement, SIDCO paid U.S. Bank and its affiliates the following amounts for the Funds included in this annual report for the year ended September 30, 2001.

     FAIF has adopted and entered into a shareholder service plan and agreement with SIDCO. Each fund pays to SIDCO a monthly distribution fee equal to an annual rate of 0.25% of each Fund's average daily net assets of the Class S shares. Under this agreement, SIDCO paid the following amounts to affiliates of U.S. Bank for the year ended September 30, 2001 (000):

                                                                    U.S. BANCORP
                                                      U.S. BANK    PIPER JAFFRAY
     ---------------------------------------------------------------------------
     Arizona Tax Free Fund                                  $ 6             $ 27
     California Tax Free Fund                                22               23
     Colorado Tax Free Fund                                  12               28
     Minnesota Tax Free Fund                                 67              163
     Nebraska Tax Free Fund                                   1                2
     ---------------------------------------------------------------------------

     Quasar Distributors, LLC ("Quasar"), an affiliate of U.S. Bancorp, served as distributor for the Missouri Tax Free and Tax Free Fund. Under the respective distribution agreement the Funds paid Quasar a monthly distribution fee equal to a rate of 0.25% of each Fund's average daily net assets of Class A shares and 1.00% of the Class B shares.

     As of October 1, 2001, Quasar was named as the distributor of all of the FAIF funds.

     TRANSFER AGENT FEES - U.S. Bank is the transfer agent and dividend disbursement agent of FAIF. As the servicing agent, U.S. Bank was paid $8,602,245 in aggregate for the year ended September 30, 2001 for the First American Family of Funds. FMFS served as the transfer agent to the Missouri Tax Free Fund and the Tax Free Fund. For the year ended September 30, 2001, transfer agent fees paid to U.S. Bank and FMFS for the Funds included in this report were as follows (000):

                                                              U.S. BANK     FMFS
     ---------------------------------------------------------------------------
     Arizona Tax Free Fund                                          $ 4     $ --
     California Intermediate Tax Free Fund                            2       --
     California Tax Free Fund                                         3       --
     Colorado Intermediate Tax Free Fund                              3       --
     Colorado Tax Free Fund                                           4       --
     Intermediate Tax Free Fund                                      18       --
     Minnesota Intermediate Tax Free Fund                            14       --
     Minnesota Tax Free Fund                                         39       --
     Missouri Tax Free Fund                                          --       54
     Nebraska Tax Free Fund                                           1       --
     Oregon Intermediate Tax Free Fund                                8       --
     Tax Free Fund                                                   --       63
     ---------------------------------------------------------------------------

     OTHER FEES - In addition to the investment advisory and management fees, custodian fees, distribution fees, administrator fees and transfer agent fees, each Fund is responsible for paying most other operating expenses including organization costs, fees and expenses of outside directors, registration fees, printing shareholder reports, legal, auditing, insurance and other miscellaneous expenses.

     For the year ended September 30, 2001, legal fees and expenses were paid to a law firm of which the Assistant Secretaries of the Funds are partners.

     SALES CHARGES - A contingent deferred sales charge ("CDSC") of 1.00% is imposed on redemptions made in the Class C shares for the first 18 months. The CDSC is imposed on the value of the purchased shares or the value at the time of redemption, whichever is less.

     For the year ended September 30, 2001, sales charges for distributing the First American Family of Funds' shares, except the Missouri Tax Free Fund and the Tax Free Fund, were paid to SIDCO.


                                 FIRST AMERICAN FUNDS ANNUAL REPORT 2001     91)

NOTES TO FINANCIAL STATEMENTS September 30, 2001

4 >  CAPITAL SHARE TRANSACTIONS

     Capital share transactions for the Funds were as follows (000):

                                                         ARIZONA          CALIFORNIA                                   COLORADO
                                                        TAX FREE        INTERMEDIATE          CALIFORNIA           INTERMEDIATE
                                                         FUND(1)       TAX FREE FUND    TAX FREE FUND(1)          TAX FREE FUND
                                               -----------------   -----------------   -----------------    -------------------
                                               10/1/00    2/1/00   10/1/00   10/1/99   10/1/00    2/1/00    10/1/00     10/1/99
                                                    to        to        to        to        to        to         to          to
                                               9/30/01   9/30/00   9/30/01   9/30/00   9/30/01   9/30/00    9/30/01     9/30/00
                                               -------   -------   -------   -------   -------   -------    -------     -------
Class A:
 Shares issued                                     615       934       110       189     1,606       670        668         188
 Shares issued in lieu of cash distributions        62        23         8         6        73        13         13          11
 Shares redeemed                                  (331)      (32)      (26)     (167)     (621)     (117)      (249)       (319)
---------------------------------------------- -------   -------   -------   -------   -------   -------    -------     -------
TOTAL CLASS A TRANSACTIONS                         346       925        92        28     1,058       566        432        (120)
============================================== =======   =======   =======   =======   =======   =======    =======     =======
Class C:
 Shares issued                                     213         2        --        --        73         3         --          --
 Shares issued in lieu of cash distributions         3        --        --        --         1        --         --          --
 Shares redeemed                                   (36)       --        --        --       (19)       --         --          --
---------------------------------------------- -------   -------   -------   -------   -------   -------    -------     -------
TOTAL CLASS C TRANSACTIONS                         180         2        --        --        55         3         --          --
============================================== =======   =======   =======   =======   =======   =======    =======     =======
Class Y:
 Shares issued                                     289       431       401       924       484       651        331         745
 Shares issued in lieu of cash distributions        --        --        --         1        --         1         --          --
 Shares redeemed                                   (14)     (176)     (525)     (807)     (329)     (205)    (1,037)     (1,150)
---------------------------------------------- -------   -------   -------   -------   -------   -------    -------     -------
TOTAL CLASS Y TRANSACTIONS                         275       255      (124)      118       155       447       (706)       (405)
============================================== =======   =======   =======   =======   =======   =======    =======     =======
NET INCREASE (DECREASE) IN CAPITAL SHARES          801     1,182       (32)      146     1,268     1,016       (274)       (525)
============================================== =======   =======   =======   =======   =======   =======    =======     =======

                                                        COLORADO                               MINNESOTA
                                                        TAX FREE        INTERMEDIATE        INTERMEDIATE              MINNESOTA
                                                         FUND(1)       TAX FREE FUND       TAX FREE FUND          TAX FREE FUND
                                               -----------------   -----------------   -----------------    -------------------
                                               10/1/00    2/1/00   10/1/00   10/1/99   10/1/00   10/1/99    10/1/00     10/1/99
                                                    to        to        to        to        to        to         to          to
                                               9/30/01   9/30/00   9/30/01   9/30/00   9/30/01   9/30/00    9/30/01     9/30/00
                                               -------   -------   -------   -------   -------   -------    -------     -------
Class A:
 Shares issued                                   1,385       837       933       404       244       334      2,076       1,301
 Shares issued in lieu of cash distributions        73        21        28        27        34        36        441         449
 Shares redeemed                                  (380)      (83)     (744)     (598)     (335)     (592)    (1,655)     (3,017)
 Shares issued in connection with acquisition
  of Fund net assets                                --        --     1,048        --        --        --         --          --
---------------------------------------------- -------   -------   -------   -------   -------   -------    -------     -------
TOTAL CLASS A TRANSACTIONS                       1,078       775     1,265      (167)      (57)     (222)       862      (1,267)
============================================== =======   =======   =======   =======   =======   =======    =======     =======
Class C:
 Shares issued                                     135        15        --        --        --        --        437          75
 Shares issued in lieu of cash distributions         3        --        --        --        --        --         13           5
 Shares redeemed                                    --        --        --        --        --        --        (64)        (45)
---------------------------------------------- -------   -------   -------   -------   -------   -------    -------     -------
TOTAL CLASS C TRANSACTIONS                         138        15        --        --        --        --        386          35
============================================== =======   =======   =======   =======   =======   =======    =======     =======
Class Y:
 Shares issued                                      72       524     2,951     5,497     3,593     4,120      1,070       3,002
 Shares issued in lieu of cash distributions        --        --        87       157        26        36         34          44
 Shares redeemed                                  (132)     (291)   (9,128)  (12,200)   (3,472)   (7,800)      (507)       (825)
 Shares issued in connection with acquisition
  of Fund net assets                                --        --    12,205        --        --        --         --          --
---------------------------------------------- -------   -------   -------   -------   -------   -------    -------     -------
TOTAL CLASS Y TRANSACTIONS                         (60)      233     6,115    (6,546)      147    (3,644)       597       2,221
============================================== =======   =======   =======   =======   =======   =======    =======     =======
NET INCREASE (DECREASE) IN CAPITAL SHARES        1,156     1,023     7,380    (6,713)       90    (3,866)     1,845         989
============================================== =======   =======   =======   =======   =======   =======    =======     =======


(92     FIRST AMERICAN FUNDS ANNUAL REPORT 2001

                                                                           NEBRASKA           OREGON
                                                                 MISSOURI  TAX FREE      INTERMEDIATE
                                                            TAX FREE FUND  FUND (2)     TAX FREE FUND                TAX FREE FUND
                                              ---------------------------  --------  ----------------  ---------------------------
                                              11/1/00   12/1/99   12/1/98   2/28/01  10/1/00  10/1/99  11/1/00   12/1/99   12/1/98
                                                   to        to        to        to       to       to       to        to        to
                                              9/30/01  10/31/00  11/30/99   9/30/01  9/30/01  9/30/00  9/30/01  10/31/00  11/30/99
                                              -------  --------  --------  --------  -------  -------  -------  --------  --------
Class A:
 Shares issued                                    298        68       237       512      228      237    1,864        20       210
 Shares issued in lieu of cash distributions       39        48        56         8        7        8        8         3         3
 Shares redeemed                                 (186)     (272)     (371)      (21)     (36)    (112)  (1,638)      (34)     (159)
 Shares issued in connection with acquisition
  of Fund net assets                               --        --        --        --       --       --    4,046        --        --
--------------------------------------------- -------  --------  --------  --------  -------  -------  -------  --------  --------
TOTAL CLASS A TRANSACTIONS                        151      (156)       78       499      199      133    4,280       (11)       54
============================================= =======  ========  ========  ========  =======  =======  =======  ========  ========
Class B:
 Shares issued                                     10        10       118        --       --       --       30        --        40
 Shares issued in lieu of cash distributions        3         6         7        --       --       --        1         2         3
 Shares redeemed                                 (246)      (94)      (21)       --       --       --     (108)      (14)      (13)
 Shares issued in connection with acquisiton
  of Fund net assets                               --        --        --        --       --       --       10        --        --
--------------------------------------------- -------  --------  --------  --------  -------  -------  -------  --------  --------
TOTAL CLASS B TRANSACTIONS                       (233)      (78)      104        --       --       --      (67)      (12)       30
============================================= =======  ========  ========  ========  =======  =======  =======  ========  ========
Class C:
 Shares issued                                     --        --        --        22       --       --        7         8        --
 Shares redeemed                                   --        --        --        --       --       --       --        (5)       --
 Shares issued in connection with acquisition
  of Fund net assets                               --        --        --        --       --       --      403        --        --
--------------------------------------------- -------  --------  --------  --------  -------  -------  -------  --------  --------
TOTAL CLASS C TRANSACTIONS                         --        --        --        22       --       --      410         3        --
============================================= =======  ========  ========  ========  =======  =======  =======  ========  ========
Class S:
 Shares issued                                      1        --        --        --       --       --       16        --        --
 Shares redeemed                                   (1)     --        --        --         --       --      (16)       --        --
--------------------------------------------- -------  --------  --------  --------  -------  -------  -------  --------  --------
TOTAL CLASS S TRANSACTIONS                         --        --        --        --       --       --       --        --        --
============================================= =======  ========  ========  ========  =======  =======  =======  ========  ========
Class Y: (3)
 Shares issued                                  1,554     3,743     3,426     2,351    1,278    2,481    4,402     2,094     2,358
 Shares issued in lieu of cash distributions       13        29        25        --       33       46       44         3         7
 Shares redeemed                               (1,798)   (2,633)   (1,384)     (149)  (2,625)  (4,444)  (5,468)  (10,705)   (5,193)
 Shares issued in connection with acquisition
  of Fund net assets                               --        --        --        --       --       --   20,461        --        --
--------------------------------------------- -------  --------  --------  --------  -------  -------  -------  --------  --------
TOTAL CLASS Y TRANSACTIONS                       (231)    1,109     2,067     2,202   (1,314)  (1,917)  19,439    (8,608)   (2,828)
============================================= =======  ========  ========  ========  =======  =======  =======  ========  ========
NET INCREASE (DECREASE) IN CAPITAL SHARES        (313)      875     2,093     2,723   (1,115)  (1,784)  24,062    (8,628)   (2,744)
============================================= =======  ========  ========  ========  =======  =======  =======  ========  ========

(1)Fund commenced operations on February 1, 2000.
(2)Fund commenced operations on February 28, 2001.
(3)On September 24, 2001, the Institutional Class of Missouri Tax Free Fund and Tax Free Fund were redesignated as Class Y.


                                 FIRST AMERICAN FUNDS ANNUAL REPORT 2001     93)

NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 2001

5 >  INVESTMENT SECURITY TRANSACTIONS

     During the period ended September 30, 2001, purchases of securities and proceeds from sales of securities, other than temporary investments in short-term securities, were as follows (000):

                                                          INVESTMENT SECURITIES
                                                        ------------------------
                                                        PURCHASES          SALES
     ---------------------------------------------------------------------------
     Arizona Tax Free Fund                               $ 11,017        $ 3,469
     California Intermediate Tax Free Fund                  5,445          6,625
     California Tax Free Fund                              16,694          4,341
     Colorado Intermediate Tax Free Fund                   12,737         14,709
     Colorado Tax Free Fund                                16,293          4,323
     Intermediate Tax Free Fund                            42,580         98,110
     Minnesota Intermediate Tax Free Fund                  31,215         33,196
     Minnesota Tax Free Fund                               43,786         21,790
     Missouri Tax Free Fund                                13,025         12,770
     Nebraska Tax Free Fund                                35,492          7,063
     Oregon Intermediate Tax Free Fund                     31,183         41,889
     Tax Free Fund                                        128,149         15,691
     ---------------------------------------------------------------------------

     At September 30, 2001, the total cost of securities for Federal income tax purposes was the same as amounts reported for financial reporting purposes, except for Minnesota Intermediate Tax Free Fund for which the federal income tax cost was (000) $255,158. The aggregate gross unrealized appreciation and depreciation for securities held by the Funds at September 30, 2001, is as follows (000):

                                                             AGGREGATE
                                        AGGREGATE GROSS          GROSS
                                           APPRECIATION   DEPRECIATION       NET
     ---------------------------------------------------------------------------
     Arizona Tax Free Fund                      $ 1,140       $    (3)   $ 1,137
     California Intermediate Tax Free Fund        2,918            --      2,918
     California Tax Free Fund                     1,569            --      1,569
     Colorado Intermediate Tax Free Fund          3,777            (4)     3,773
     Colorado Tax Free Fund                       1,443            --      1,443
     Intermediate Tax Free Fund                  21,708        (2,052)    19,656
     Minnesota Intermediate Tax
      Free Fund                                  12,853          (301)    12,552
     Minnesota Tax Free Fund                      7,685          (566)     7,119
     Missouri Tax Free Fund                       6,424          (137)     6,287
     Nebraska Tax Free Fund                         487            (1)       486
     Oregon Intermediate Tax Free Fund            7,371            (8)     7,363
     Tax Free Fund                               28,618          (347)    28,271
     ---------------------------------------------------------------------------

6 >  CONCENTRATION OF CREDIT RISK

     The Arizona Tax Free Fund, California Intermediate Tax Free Fund, California Tax Free Fund, Colorado Intermediate Tax Free Fund, Colorado Tax Free Fund, Minnesota Intermediate Tax Free Fund, Minnesota Tax Free Fund, Missouri Tax Free Fund, Nebraska Tax Free Fund and Oregon Intermediate Tax Free Fund invest in debt instruments of municipal issuers in specific states. Although these Funds monitor investment concentration, the issuers' ability to meet their obligations may be affected by economic developments in a specific state or region.

     The rating of long-term securities as a percentage of total value of investments at September 30, 2001, is as follows:

     STANDARD &                      CALIFORNIA                        COLORADO
     POOR'S/           ARIZONA     INTERMEDIATE     CALIFORNIA     INTERMEDIATE
     MOODY'S          TAX FREE         TAX FREE       TAX FREE         TAX FREE
     RATINGS:             FUND             FUND           FUND             FUND
     ---------------------------------------------------------------------------
     AAA/Aaa                56%              61%            46%              55%
     AA/Aa                  19               17             25               24
     A/A                     7               10             10                2
     BBB/Baa                 9               12             18                9
     D                      --               --             --               --
     NR                      9               --              1               10
                            --               --             --               --
                           100%             100%           100%             100%
     ---------------------------------------------------------------------------

     STANDARD &                                      MINNESOTA
     POOR'S/          COLORADO     INTERMEDIATE   INTERMEDIATE        MINNESOTA
     MOODY'S          TAX FREE         TAX FREE       TAX FREE         TAX FREE
     RATINGS:             FUND             FUND           FUND             FUND
     ---------------------------------------------------------------------------
     AAA/Aaa                54%              58%            62%              38%
     AA/Aa                  19               23             25               24
     A/A                     5                9              2               13
     BBB/Baa                21                4              4                5
     D                      --               --             --                1
     NR                      1                6              7               19
                            --               --             --               --
                           100%             100%           100%             100%
     ---------------------------------------------------------------------------

     STANDARD &                                         OREGON
     POOR'S/          MISSOURI         NEBRASKA   INTERMEDIATE
     MOODY'S          TAX FREE         TAX FREE       TAX FREE         TAX FREE
     RATINGS:             FUND             FUND           FUND             FUND
     ---------------------------------------------------------------------------
     AAA/Aaa                55%              48%            55%              75%
     AA/Aa                  38               27             36               15
     A/A                     4                7              5                2
     BBB/Baa                --               --              1                3
     D                      --               --             --               --
     NR                      3               18              3                5
                            --               --             --               --
                           100%             100%           100%             100%
     ---------------------------------------------------------------------------

     Securities rated by only one agency are shown in that category. Securities rated by both agencies are shown with their highest rating.


(94      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

7 >  FUND MERGERS

     On August 31, 2001 the Board of Directors and shareholders of the FAIF approved the agreement and plan of reorganization providing for the acquisition of Firstar Funds, Inc. On September 24, 2001 certain portfolios of FAIF, including newly formed shell portfolios (which were organized solely to acquire the assets and continue business of certain portfolios of the Firstar Funds) merged with certain portfolios of the Firstar Funds. The following table illustrates the specifics of the mergers (000):

                                                                                         SHARES
                                                                                      ISSUED TO
                                                                        ACQUIRED   SHAREHOLDERS   ACQUIRING   COMBINED           TAX
                                                                       FUNDS NET    OF ACQUIRED    FUND NET        NET     STATUS OF
ACQUIRED FUND                        ACQUIRING FUND                       ASSETS           FUND      ASSETS     ASSETS      TRANSFER
------------------------------------------------------------------------------------------------------------------------------------
Firstar Missouri Tax-Exempt Bond       First American Missouri Tax Free   $151,969                 $     --   $151,969   Non-taxable
 Fund(1)                                Fund(2)
  Class A                                Class A                                         1,879
  Institutional Class                    Class Y                                        10,734

Firstar National Municipal Bond        First American Tax Free Fund       $135,097(3)              $416,910   $552,007   Non-taxable
 Fund(1)
  Class A                                Class A                                         3,805
  Class C                                Class C                                           408
  Institutional Class                    Class Y                                         4,889

Firstar Tax Exempt Intermediate Bond   First American Intermediate Tax    $144,575(4)              $340,194   $484,769   Non-taxable
 Fund                                   Free(1)
  Class A                                Class A                                         1,048
  Institutional Class                    Class Y                                        12,205
------------------------------------------------------------------------------------------------------------------------------------

(1)Accounting survivor
(2)Shell portfolio
(3)Includes accumulated realized loss of ($436) and unrealized depreciation of ($254).
(4)Includes accumulated realized loss of ($223) and unrealized gain of $4,176.

On December 11, 2000 the Class A, Class B and Institutional shares of the Mercantile Missouri Tax-Exempt Bond Portfolio were merged into a Firstar Missouri Tax-Exempt shell portfolio. The value of assets transferred at the time of the tax-free merger were $19,955, $2,602 and $130 for Class A, Class B and Institutional shares, respectively.

On November 24, 2000 the Class A and Class B shares of the Firstar Stellar Insured Tax-Free Bond Fund and the Class A, Class B and Institutional shares of the Mercantile National Municipal Bond Portfolio were merged into a Firstar National Municipal Bond shell portfolio. The value of assets transferred at the time of the tax-free merger was $153,443 and $101 for Class A and Class B shares, respectively, of the Firstar Stellar Insured Tax-Free Bond Fund and $1,524, $635 and $251,977 for Class A, Class B and Institutional shares, respectively, of the Mercantile National Municipal Bond Portfolio.


                                 FIRST AMERICAN FUNDS ANNUAL REPORT 2001     95)

NOTICE TO SHAREHOLDERS September 30, 2001

THE INFORMATION SET FORTH BELOW IS FOR EACH FUND'S FISCAL YEAR AS REQUIRED BY FEDERAL LAWS. MOST SHAREHOLDERS, HOWEVER, MUST REPORT DISTRIBUTIONS ON A CALENDAR YEAR BASIS FOR INCOME TAX PURPOSES, WHICH MAY INCLUDE DISTRIBUTIONS FOR PORTIONS OF TWO FISCAL YEARS OF A FUND. ACCORDINGLY, THE INFORMATION NEEDED FOR INCOME TAX PURPOSES WILL BE SENT IN EARLY 2002 ON FORM 1099. PLEASE CONSULT YOUR TAX ADVISOR FOR PROPER TREATMENT OF THIS INFORMATION.

Dear First American Shareholders:

For the fiscal period ended September 30, 2001, each Fund has designated long term capital gains, ordinary income and exempt income with regard to distributions paid during the year as follows:

                                 LONG TERM       ORDINARY
                             CAPITAL GAINS         INCOME       TAX          TOTAL
                             DISTRIBUTIONS  DISTRIBUTIONS    EXEMPT  DISTRIBUTIONS
FUND                           (TAX BASIS)    (TAX BASIS)  INTEREST    (TAX BASIS)
-----------------------------------------------------------------------------------
Arizona Tax Free Fund                    0%             0%      100%           100%
California Intermediate Tax Free Fund    0              0       100            100
California Tax Free Fund                 0              0       100            100
Colorado Intermediate Tax Free Fund      0              0       100            100
Colorado Tax Free Fund                   0              0       100            100
Intermediate Tax Free Fund               0              0       100            100
Minnesota Intermediate Tax Free Fund     0              0       100            100
Minnesota Tax Free Fund                  0              0       100            100
Missouri Tax Free Fund                   1              0        99            100
Nebraska Tax Free Fund                   0              0       100            100
Oregon Intermediate Tax Free Fund        0              0       100            100
Tax Free Fund                            0              1        99            100
-----------------------------------------------------------------------------------

SHAREHOLDER MEETINGS

At a special meeting of shareholders of the First American Funds on August 31, 2001, the shareholders of each of the Funds voted to approve the following proposals:

Proposal No. 1 -- Election of Robert J. Dayton, Andrew S. Duff, Roger A. Gibson, Andrew M. Hunter III, Leonard W. Kedrowski, John M. Murphy, Jr., Richard K. Riederer, Joseph D. Strauss, Virginia L. Stringer and James M. Wade as Directors.

At the meeting, shareholders approved Proposal No. 1 as follows:

                                            SHARES VOTED FOR        SHARES WITHHELD
-----------------------------------------------------------------------------------
Robert J. Dayton                                 558,356,535              8,806,518
Andrew S. Duff                                   564,054,926              3,108,127
Roger A. Gibson                                  564,135,567              3,027,486
Andrew M. Hunter III                             564,182,351              2,080,702
Leonard W. Kedrowski                             564,142,080              3,020,973
John M. Murphy, Jr.                              563,979,300              3,183,753
Richard K. Riederer                              564,286,876              2,876,177
Joseph D. Strauss                                564,169,341              2,993,712
Virginia L. Stringer                             553,921,602              3,241,451
James M. Wade                                    564,289,279              2,373,274
-----------------------------------------------------------------------------------

Proposal No. 2 -- Ratification of the selection of Ernst & Young LLP as independent public accountants for the Company.

At the meeting, shareholders approved Proposal No. 2 as follows:

            FOR                           AGAINST                          ABSTAIN
-----------------------------------------------------------------------------------
        563,155,535                       986,817                         3,020,716
-----------------------------------------------------------------------------------


(96      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

Proposal No. 5 -- To approve the modification or elimination of certain fundamental investment restrictions of the funds.

At the meeting, shareholders approved Proposal No. 5 as follows:

5A -- Modify investment restriction regarding concentration in a particular industry.

                                               FOR        AGAINST     ABSTAIN     BROKER NON-VOTE
-------------------------------------------------------------------------------------------------
Arizona Tax Free Fund                         761,551      89,067      23,589           69,524
California Intermediate Tax Free Fund       3,102,465          --     153,947          143,035
California Tax Free                         1,317,979      19,125      59,309           41,251
Colorado Intermediate Tax Free Fund         2,853,800      24,444       5,839          285,514
Colorado Tax Free                             803,071      60,794       7,848          165,193
Intermediate Tax Free                      20,294,963     235,602     123,127          425,883
Minnesota Intermediate Tax Free            12,276,077     298,975     318,196          519,546
Minnesota Tax Free                          6,538,425     362,862     379,425        1,607,317
Nebraska Tax Free                           1,348,921       1,519      24,110          285,141
Oregon Intermediate Tax Free               11,100,092     156,088      21,568          107,746
-------------------------------------------------------------------------------------------------

5B -- Modify investment restriction regarding borrowing.

                                               FOR        AGAINST     ABSTAIN     BROKER NON-VOTE
-------------------------------------------------------------------------------------------------
Arizona Tax Free Fund                         755,256      91,463      27,488           69,524
California Intermediate Tax Free Fund       3,082,105          --     174,307          143,035
California Tax Free                         1,281,044      38,630      76,739           41,251
Colorado Intermediate Tax Free Fund         2,853,206      25,038       5,889          285,514
Colorado Tax Free                             798,238      67,732       5,743          165,193
Intermediate Tax Free                      19,898,437     278,484     474,770          425,884
Minnesota Intermediate Tax Free            12,309,887      78,065     305,296          519,546
Minnesota Tax Free                          6,451,159     437,979     291,624        1,607,317
Nebraska Tax Free                           1,319,496       6,491      48,563          285,141
Oregon Intermediate Tax Free               11,142,128     127,804       7,756          107,740
-------------------------------------------------------------------------------------------------

5C -- Modify investment restriction regarding issuance of senior securities.

                                               FOR        AGAINST     ABSTAIN     BROKER NON-VOTE
-------------------------------------------------------------------------------------------------
Arizona Tax Free Fund                         753,150      92,480      28,577           69,524
California Intermediate Tax Free Fund       3,101,688         776     153,947          143,036
California Tax Free                         1,296,467      48,487      51,459           41,251
Colorado Intermediate Tax Free Fund         2,859,546      18,695       5,889          285,514
Colorado Tax Free                             803,090      65,335       3,288          165,193
Intermediate Tax Free                      20,297,551     214,060     140,081          425,883
Minnesota Intermediate Tax Free            12,327,635     271,965     293,648          519,546
Minnesota Tax Free                          6,642,488     275,052     263,222        1,607,317
Nebraska Tax Free                           1,319,496       6,491      48,563          285,141
Oregon Intermediate Tax Free               11,100,092     147,909      29,747          107,740
-------------------------------------------------------------------------------------------------

5D -- Eliminate the investment restriction regarding margin purchases and short sales.

                                               FOR        AGAINST     ABSTAIN     BROKER NON-VOTE
-------------------------------------------------------------------------------------------------
Arizona Tax Free Fund                         749,250      97,468      27,489           69,524
California Intermediate Tax Free Fund       3,038,383       9,729     208,250          143,035
California Tax Free                         1,256,311      43,776      96,326           41,251
Colorado Intermediate Tax Free Fund         2,835,338      33,608      15,187          285,514
Colorado Tax Free                             793,363      78,350          --          165,193
Intermediate Tax Free                      19,680,780     440,179     530,732          425,884
Minnesota Intermediate Tax Free            12,069,294     464,226     359,228          519,546
Minnesota Tax Free                          6,433,264     421,079     326,419        1,607,317
Nebraska Tax Free                           1,319,496      30,944      24,110          285,141
Oregon Intermediate Tax Free               11,045,365     218,950      13,433          107,740
-------------------------------------------------------------------------------------------------


                                 FIRST AMERICAN FUNDS ANNUAL REPORT 2001     97)

NOTICE TO SHAREHOLDERS September 30, 2001

5E -- Modify investment restriction regarding investments in commodities.

                                               FOR        AGAINST     ABSTAIN     BROKER NON-VOTE
-------------------------------------------------------------------------------------------------
Arizona Tax Free Fund                         749,723      97,280      27,254           69,524
California Intermediate Tax Free Fund       3,101,688         776     153,947          143,036
California Tax Free                         1,304,972      35,254      56,187           41,251
Colorado Intermediate Tax Free Fund         2,867,779      10,465       5,889          285,514
Colorado Tax Free                             795,646      70,324       5,243          165,193
Intermediate Tax Free                      20,084,441     401,430     165,821          425,883
Minnesota Intermediate Tax Free            12,196,359     437,076     265,813          519,346
Minnesota Tax Free                          6,511,508     375,019     294,235        1,607,317
Nebraska Tax Free                           1,319,490      30,944      24,110          285,141
Oregon Intermediate Tax Free               11,075,332     173,905      28,511          107,740
-------------------------------------------------------------------------------------------------

5F -- Modify investment restriction regarding investments in real estate.

                                               FOR        AGAINST     ABSTAIN     BROKER NON-VOTE
-------------------------------------------------------------------------------------------------
Arizona Tax Free Fund                         754,712      94,825      24,620           69,524
California Intermediate Tax Free Fund       3,091,107         776     164,528          143,036
California Tax Free                         1,338,354       6,600      51,459           41,251
Colorado Intermediate Tax Free Fund         2,868,788       9,456       5,889          285,514
Colorado Tax Free                             798,238      67,732       5,743          165,193
Intermediate Tax Free                      20,329,722     149,080     172,889          425,884
Minnesota Intermediate Tax Free            12,352,230     276,711     264,397          519,546
Minnesota Tax Free                          6,596,941     247,499     337,222        1,607,317
Nebraska Tax Free                           1,324,468       1,519      48,563          285,141
Oregon Intermediate Tax Free               11,100,092     169,900       7,756          107,740
-------------------------------------------------------------------------------------------------

5G -- Modify the investment restriction regarding underwriting securities.

                                               FOR        AGAINST     ABSTAIN     BROKER NON-VOTE
-------------------------------------------------------------------------------------------------
Arizona Tax Free Fund                         746,855      92,494      34,585           69,524
California Intermediate Tax Free Fund       3,091,884          --     164,528          143,035
California Tax Free                         1,304,074      32,135      60,204           41,251
Colorado Intermediate Tax Free Fund         2,869,894       8,349       5,890          285,514
Colorado Tax Free                             798,041      67,929       5,743          165,193
Intermediate Tax Free                      20,202,209     215,095     234,387          425,884
Minnesota Intermediate Tax Free            12,235,215     362,165     295,868          519,546
Minnesota Tax Free                          6,597,371     191,321     392,070        1,607,317
Nebraska Tax Free                           1,343,948       6,491      24,111          285,141
Oregon Intermediate Tax Free               11,094,415     169,900      13,433          107,740
-------------------------------------------------------------------------------------------------

5H -- Modify investment restriction regarding lending.

                                               FOR        AGAINST     ABSTAIN     BROKER NON-VOTE
-------------------------------------------------------------------------------------------------
Arizona Tax Free Fund                         746,855      98,541      28,811           69,524
California Intermediate Tax Free Fund       3,091,107         776     164,528          143,036
California Tax Free                         1,299,568      39,173      57,672           41,251
Colorado Intermediate Tax Free Fund         2,870,488       7,755       5,890          285,514
Colorado Tax Free                             800,695      65,275       5,743          165,193
Intermediate Tax Free                      19,709,566     416,011     526,115          425,883
Minnesota Intermediate Tax Free            12,141,671     418,711     332,866          519,546
Minnesota Tax Free                          6,457,304     403,615     319,843        1,607,317
Nebraska Tax Free                           1,319,496       6,491      48,563          285,141
Oregon Intermediate Tax Free               11,085,014     156,088      36,646          107,740
-------------------------------------------------------------------------------------------------


(98     FIRST AMERICAN FUNDS ANNUAL REPORT 2001

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


                 (This page has been left blank intentionally.)

BOARD OF DIRECTORS First American Investment Funds, Inc.



        MR. ROBERT DAYTON
        Director of First American Investment Funds, Inc.
        Retired; former Chief Executive Officer of Okabena Company


        MR. ANDREW DUFF
        Director of First American Investment Funds, Inc.
        President and Chief Executive Officer of U.S. Bancorp Piper Jaffray


        MR. ROGER GIBSON
        Director of First American Investment Funds, Inc.
        Vice President of North America-Mountain Region for United Airlines


        MR. ANDREW HUNTER III
        Director of First American Investment Funds, Inc.
        Chairman of Hunter, Keith Industries, Inc.


        MR. LEONARD KEDROWSKI
        Director of First American Investment Funds, Inc.
        Owner and President of Executive Management Consulting, Inc.


        MR. JOHN MURPHY JR.
        Director of First American Investment Funds, Inc.
        Executive Vice President of U.S. Bancorp


        MR. RICHARD RIEDERER
        Director of First American Investment Funds, Inc.
        Retired; former President and Chief Executive Officer of Weirton Steel


        MR. JOSEPH STRAUSS
        Director of First American Investment Funds, Inc.
        Former Chairman of First American Investment Funds, Inc.
        Owner and President of Strauss Management Company


        MS. VIRGINIA STRINGER
        Chairperson of First American Investment Funds, Inc.
        Owner and President of Strategic Management Resources, Inc.


        MR. JAMES WADE
        Director of First American Investment Funds, Inc.
        Owner and President of Jim Wade Homes

[LOGO] FIRST AMERICAN FUNDS(TM)


DIRECT FUND CORRESPONDENCE TO:

FIRST AMERICAN FUNDS
P.O. Box 1330
Minneapolis, MN 55440-1330

This report and the financial statements contained herein are submitted for the general information of the shareholders of the corporation and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice. Further, there is no assurance that certain securities will remain in or out of each fund's portfolio.

For a prospectus or fund profile containing more information on First First American Funds, including investment policies, fees, and expenses, please contact your investment professional, call First American Funds Investor Services at 800.677.FUND, or visit us on the web at firstamericanfunds.com. Please read the prospectus or profile carefully before you invest or send money.


INVESTMENT ADVISOR AND ADMINISTRATOR
     U.S. BANCORP PIPER JAFFRAY ASSET MANAGEMENT, INC.,
     A SUBSIDIARY OF U.S. BANK NATIONAL ASSOCIATION
     601 Second Avenue South
     Minneapolis, Minnesota 55402

CUSTODIAN
     U.S. BANK NATIONAL ASSOCIATION
     180 East Fifth Street
     St. Paul, Minnesota 55101

DISTRIBUTOR
     QUASAR DISTRIBUTORS, LLC
     615 East Michigan Street, 2nd floor
     Milwaukee, WI 53202

INDEPENDENT AUDITORS
     ERNST & YOUNG LLP
     1400 Pillsbury Center
     200 South Sixth Street
     Minneapolis, Minnesota 55402

COUNSEL
     DORSEY & WHITNEY LLP
     50 South Sixth Street
     Minneapolis, Minnesota 55402






--------------------------------------------------------------------------------

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In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit their mailing to one report for each address that lists
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copies, please call First American Funds Investor Services at 800.677.FUND.

2138-01  11/2001  AR-TAXFREE